UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059

                                 HIGHMARK FUNDS
          ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                         SAN FRANCISCO, CALIFORNIA 94104
          ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                         SAN FRANCISCO, CALIFORNIA 94111
          ----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884

                     Date of fiscal year end: JULY 31, 2009

                   Date of reporting period: JANUARY 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                JANUARY 31, 2009

HIGHMARK
   The smarter approach to investing.

SEMI-ANNUAL REPORT

(HIGHMARK(R) FUNDS LOGO)

                                                        (HIGHMARK(R) FUNDS LOGO)

                               TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ........................................................      2
   cognitive value fund .................................................      4
   core equity fund .....................................................      6
   enhanced growth fund .................................................      8
   fundamental equity fund ..............................................     10
   international opportunities fund .....................................     12
   large cap growth fund ................................................     14
   large cap value fund .................................................     16
   small cap advantage fund .............................................     18
   small cap value fund .................................................     20
   value momentum fund ..................................................     22
   capital growth allocation fund .......................................     24
   diversified equity allocation fund ...................................     26
   growth & income allocation fund ......................................     28
   income plus allocation fund ..........................................     30
   bond fund ............................................................     32
   california intermediate tax-free bond fund ...........................     34
   national intermediate tax-free bond fund .............................     36
   short term bond fund .................................................     38
   california tax-free money market fund ................................     40
   taxable money market funds ...........................................     41
disclosure of fund expenses .............................................     42
schedules of investments ................................................     46
statements of assets and liabilities ....................................    108
statements of operations ................................................    116
statements of changes in net assets .....................................    120
financial highlights ....................................................    126
notes to financial statements ...........................................    137
fund information ........................................................    157
service providers & board of trustees ...................................    164

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                             www.highmarkfunds.com

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                            % OF
COMPANY*                                 PORTFOLIO
--------------------------------------   ---------
EXXON MOBIL                                 3.9%
DANAHER                                     2.7
PRAXAIR                                     2.3
PROCTER & GAMBLE                            2.3
ABBOTT LABORATORIES                         2.3
CVS CAREMARK                                1.9
JPMORGAN CHASE                              1.7
VERIZON COMMUNICATIONS                      1.6
WISCONSIN ENERGY                            1.6
HANOVER INSURANCE GROUP                     1.6

                                  FUND SECTORS

                                            % OF
SECTOR                                   PORTFOLIO
--------------------------------------   ---------
CONSUMER STAPLES                           11.5%
ENERGY                                     11.2
INFORMATION TECHNOLOGY                     10.6
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES                               9.4
FINANCIALS                                  8.5
HEALTH CARE                                 8.3
REPURCHASE AGREEMENT                        7.7
INDUSTRIAL                                  7.1
UTILITIES                                   6.1
CONSUMER DISCRETIONARY                      5.8
MATERIALS                                   4.4
ASSET-BACKED SECURITIES                     4.3
TELECOMMUNICATION SERVICES                  2.2
U.S. TREASURY OBLIGATION                    1.2
REGISTERED INVESTMENT COMPANY               1.0
FOREIGN GOVERNMENTS                         0.7

*    EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Balanced Fund (the "Fund") produced a total return of -22.61% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned -33.95%, 3.23% and -19.08%, respectively.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets continued during the Fund's reporting period, as well as bankruptcy and consolidation at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Cognizant of the unwinding and deleveraging in real estate and consumer debt, the Fund's equity portion of the portfolio positioned itself in lower risk assets.

A modest overweight to the utility sector, with a concentration on lower beta stocks such as Wisconsin Energy and CLECO, contributed significantly to performance. Also, the Fund's underweight to the poorly performing financial services sector, and specifically the bank sub-sector, contributed to performance.

Energy exploration company, Suncor, was one of the largest detractors from fund performance due to falling commodity prices. Also, the Fund's position in Intersil Corp. detracted from performance due to unexpected management changes at the company and deteriorating conditions in the semi-conductor market overall.

Credit quality was a key factor in the performance of the fixed-income portion of the Fund, as lower quality securities underperformed higher quality securities. Treasuries performed well during the period, and investors continued their flight to quality in the face of credit market turmoil. Returns on 5-year treasuries increased 9% for the period, while corresponding 30-year treasuries increased by 20%.

However, all other non-treasury, fixed-income sector returns lagged during the period. Corporate bond spreads, which had already widened to levels not seen in 10 years, expanded even further during the period. The Fund's underweight in treasuries and overweight in corporate bonds and other non-treasuries negatively impacted performance. As a result, the Fund underperformed its blended benchmark for the reporting period.


                               2 | 1.800.433.6884

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF KENNETH WEMER)

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF JACK MONTGOMERY)

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                              (PERFORMANCE GRAPH)

                                                         60/40                Barclays
           HighMark   HighMark   HighMark   HighMark   Hybrid of              Capital
           Balanced   Balanced   Balanced   Balanced      the                   U.S.     Morningstar
            Fund,       Fund,      Fund,      Fund,    following             Aggregate     Moderate
          Fiduciary    Class A    Class B    Class C      two      S&P 500      Bond      Allocation
            Shares     Shares     Shares     Shares+    indexes:   Index++    Index++      Category
          ---------   --------   --------   --------   ---------   -------   ---------   -----------
7/31/98     10000        9450      10000      10000      10000      10000      10000        10000
7/31/99     10996       10361      10891      10996      11348      12020      10249        10992
7/31/00     11247       10571      11036      11181      12259      13098      10861        11725
7/31/01     10589        9921      10298      10429      11776      11221      12238        11623
7/31/02      9081        8486       8752       8865      10375       8570      13160        10223
7/31/03      9744        9092       9311       9431      11322       9481      13873        11001
7/31/04     10524        9789       9965      10091      12442      10730      14544        11996
7/31/05     11504       10677      10793      10923      13733      12238      15241        13449
7/31/06     11938       11051      11106      11242      14262      12896      15463        14112
7/31/07     13307       12282      12265      12420      15958      14976      16323        15846
7/31/08     12439       11461      11381      11515      15289      13315      17327        14870
1/31/09      9627        8855       8775       8872      12372       8795      17887        11120

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++  RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------- --------
FiduciaryShares             -22.61%     -26.50%     -6.70%       -2.23%       -0.96%       5.08%        1.23%     0.97%
Class A Shares              -22.74%     -26.66%     -6.94%       -2.47%       -1.20%       4.88%+       1.48%     1.22%
Class A Shares w/load*      -26.99%     -30.71%     -8.68%       -3.56%       -1.76%       4.56%+       1.48%     1.22%
Class B Shares              -22.90%     -27.04%     -7.46%       -3.06%       -1.82%       4.52%+       1.98%     1.82%
Class B Shares w/load**     -26.73%     -30.64%     -8.27%       -3.39%       -1.82%       4.52%+       1.98%     1.82%
Class C Shares              -22.95%     -27.10%     -7.50%       -3.09%       -1.76%+      4.61%+       1.98%     1.82%
Class C Shares w/load***    -23.72%     -27.82%     -7.50%       -3.09%       -1.76%+      4.61%+       1.98%     1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF THE STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                            www.highmarkfunds.com | 3

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                                % OF
COMPANY*                     PORTFOLIO
--------                     ---------
ISHARES RUSSELL 2000
   VALUE INDEX FUND            3.6%
ISHARES S&P SMALLCAP 600
   VALUE INDEX FUND            1.9
CNA SURETY                     1.2
CATO, CL A                     1.0
SONOCO PRODUCTS                1.0
AMERISAFE                      0.9
ATMOS ENERGY                   0.9
STERIS                         0.9
PALL                           0.9
PS BUSINESS PARKS REIT         0.9

                                  FUND SECTORS+

                                % OF
SECTOR                       PORTFOLIO
------                       ---------
FINANCIALS                     23.3%
INDUSTRIAL                     16.2
INFORMATION TECHNOLOGY         11.6
CONSUMER DISCRETIONARY         11.6
HEALTH CARE                     7.6
REGISTERED INVESTMENT
   COMPANIES                    6.2
UTILITIES                       5.8
MATERIALS                       5.6
CONSUMER STAPLES                5.0
ENERGY                          4.0
REPURCHASE AGREEMENTS           2.3
TELECOMMUNICATION SERVICES      0.8

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

COGNITIVE VALUE FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Cognitive Value Fund (the "Fund") produced a total return of -35.40% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned -35.74% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund slightly outperformed the index over the six months, despite the continued underperformance of its largest strategic bet, micro-cap stocks. This result is attributable to the Fund's multiple sources of return and its risk control measures.

Many stock investing approaches work over the long term, but none work all the time. By not relying on a single approach, the Fund attempts to produce more consistent performance. This proved to be the case for the six-month period ended January 31, 2009 as micro-cap stocks, which have historically outperformed small-cap stocks, significantly underperformed small-cap stocks.

A weakening economy and continued financial sector difficulties drove micro-cap performance for the six-month period. Micro-cap companies are considered higher credit risks than larger cap companies, so investors stayed away as economic trends deteriorated. Historically, micro-cap stocks have outperformed coming out of recessions (and depressions), and typically, investors anticipate economic recoveries before they become apparent. The Fund's longer term outlook for micro-cap stocks remains positive.

Fortunately, the Fund's five performance drivers, quantitative factors that combine to form its behavioral ranking model, do not move in tandem with each other, nor with micro-cap stocks. Three of the five quantitative factors worked well over the past six months, one was slightly positive, and the last slightly negative. The Fund's earnings sustainability factor produced the best results, as companies with stronger balance sheets, income and cash flow statements were rewarded by investors. The Fund's hype factor was second best, as stocks that had previously been touted by the market underperformed as they were caught up by negative economic events. The Fund's environmental timing factor worked almost as well as the hype factor. The model was also able to identify stocks that had outperformed in past periods of economic and financial turmoil, and those stocks outperformed again during the recent upheavals. The Fund's anchoring bias factor was a slight positive contributor for the period, as the market's historic volatility seemed to break investors of their traditional reactions to news and recent stock price performance. The only Fund factor that failed to add value was the expectations or valuation factor. Because the Fund selects its investments from a universe of small-cap value stocks, this factor is less influential than the other factors. Therefore its ineffectiveness had only a minimal impact on the overall behavioral ranking model's performance. The result was that use of the model produced good small-cap stock performance for the Fund. Overall, the underperformance of the micro-cap portion of the Fund was fully offset by the outperformance of the small-cap portion of the Fund.

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF TOM MUDGE)

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

                       HighMark    HighMark    HighMark
           HighMark   Cognitive   Cognitive   Cognitive
          Cognitive     Value       Value       Value
            Value       Fund,       Fund,       Fund,      S&P SmallCap   Morningstar
            Fund,     Fiduciary    Class A     Class C    600/Citigroup   Small Value
           Class M      Shares      Shares      Shares     Value Index      Category
          ---------   ---------   ---------   ---------   -------------   -----------
5/30/01     10000       10000        9450       10000         10000          10000
7/31/01     10070       10057        9509       10046         10343          10567
7/31/02      9528        9494        8954        9412          9428           9267
7/31/03     10412       10350        9738       10185         10879          10519
7/31/04     12358       12255       11502       11970         13201          11464
7/31/05     15317       15154       14186       14690         16614          12780
7/31/06     16552       16361       15279       15721         17763          13256
7/31/07     18535       18320       17041       17417         20066          14752
7/31/08     16499       16310       15129       15360         17833          13019
1/31/09     10659       10527        9746        9866         11457           8337

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE      EXPENSE   EXPENSE
                             RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO+++  RATIO+++
                           ---------   --------   ----------   ----------   ----------   --------  --------
Fiduciary Shares            -35.46%     -35.53%    -13.67%+      -3.31%+       0.67%+      1.29%     1.18%
Class A Shares              -35.58%     -35.77%    -13.94%+      -3.60%+       0.40%+      1.54%     1.43%
Class A Shares w/load*      -39.11%     -39.28%    -15.55%+      -4.69%+      -0.34%+      1.54%     1.43%
Class C Shares              -35.77%     -36.09%    -14.51%+      -4.18%+      -0.18%+      2.04%     2.03%
Class C Shares w/load**     -36.40%     -36.72%    -14.51%+      -4.18%+      -0.18%+      2.04%     2.03%
Class M Shares              -35.40%     -35.46%     -13.64%       -3.21%       0.84%       1.04%     1.03%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                            www.highmarkfunds.com | 5

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                 % OF
COMPANY*                      PORTFOLIO
--------                      ---------
SYMANTEC                         4.5%
CONOCOPHILLIPS                   3.9
EMC                              3.7
AMGEN                            3.6
INTEL                            3.6
PFIZER                           3.4
UNITED HEALTH GROUP              3.3
WAL - MART STORES                2.9
CHEVRON                          2.5
VERIZON COMMUNICATIONS           2.4

                                  FUND SECTORS

                                 % OF
SECTOR                        PORTFOLIO
------                        ---------
INFORMATION TECHNOLOGY          19.6%
HEALTH CARE                     15.8
ENERGY                          12.6
CONSUMER STAPLES                12.5
INDUSTRIAL                      10.0
FINANCIALS                       9.5
CONSUMER DISCRETIONARY           8.7
UTILITIES                        4.5
TELECOMMUNICATIONS SERVICES      3.0
MATERIALS                        2.3
REPURCHASE AGREEMENT             1.5

*    EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND

PERFORMANCE

For the six-month period ended January 31, 2009, Highmark Core Equity Fund (the "Fund") produced a total return of -34.31% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -33.95% for the same period.

FACTORS AFFECTING PERFORMANCE

The stock market experienced a broad decline in the recent six-month reporting period. Excessive leverage in the residential real estate market combined with a rapid decline in housing prices threatened the solvency of many large financial institutions worldwide, and triggered a significant decline in economic activity. Valuation was under particular pressure as investors moved money to companies with solid long term growth. Despite having a considerable value component to the Fund's investment process, the Fund was able to keep pace with the market due to the balance of growth and momentum stocks held in the Fund's portfolio.

One moderate sized position, Nabors Industries, an oil drilling contractor, dropped 70% in value as oil prices plummeted from over $140 per barrel to closer to $40, reducing the demand for oil reserve exploration and development. In addition, the crisis in financial services negatively impacted other Fund holdings such as Hartford Financial Services and Goldman Sachs, whose prices fell 78% and 56% respectively.

Wal-Mart continued to be a portfolio stalwart, falling by only around half the rate of the broader market, thanks to a shift in consumer preferences for value over luxury. In fact, despite extremely low same-store sales rates across most of the retail industry, Wal-mart registered positive same-store sales in early 2009. The Fund's positions in health care stocks also provided a relative benefit. For example, Amgen stock price only decline 12%.


                               6 | 1.800.433.6884

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

(PHOTO OF RICHARD ROCKE)

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

           HighMark   HighMark   HighMark   HighMark
             Core       Core       Core       Core
            Equity     Equity     Equity     Equity
             Fund,      Fund,      Fund,      Fund,     S&P    Morningstar
          Fiduciary    Class A    Class B    Class C    500    Large Value
            Shares     Shares     Shares     Shares    Index     Category
          ---------   --------   --------   --------   -----   -----------
5/31/00     10000       9450       10000      10000    10000      10000
7/31/00      9768       9231        9758       9768    10087       9793
7/31/01      8312       7829        8230       8312     8642      10564
7/31/02      6296       5914        6178       6296     6600       8542
7/31/03      6872       6441        6685       6872     7302       9280
7/31/04      7546       7051        7260       7503     8263      10705
7/31/05      8411       7849        8031       8298     9428      12408
7/31/06      9213       8567        8724       9004     9935      13433
7/31/07     10559       9787        9907      10228    11538      15361
7/31/08      9043       8373        8413       8689    10259      13034
1/31/09      5941       5488        5494       5670     6776       8617

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS       NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE      EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -34.31%     -38.82%     -12.88%      -5.33%       -5.83%       1.11%      0.95%
Class A Shares              -34.45%     -39.01%     -13.11%      -5.58%       -6.07%+      1.36%      1.20%
Class A Shares w/load*      -38.05%     -42.36%     -14.73%      -6.64%       -6.68%+      1.36%      1.20%
Class B Shares              -34.69%     -39.44%     -13.69%      -6.18%       -6.67%+      1.86%      1.80%
Class B Shares w/load**     -37.93%     -42.44%     -14.51%      -6.54%       -6.67%+      1.86%      1.80%
Class C Shares              -34.74%     -39.48%     -13.70%      -6.19%       -6.34%+      1.86%      1.80%
Class C Shares w/load***    -35.39%     -40.08%     -13.70%      -6.19%       -6.34%+      1.86%      1.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                            www.highmarkfunds.com | 7

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                                     % OF
COMPANY*                          PORTFOLIO
--------                          ---------
POWERSHARES QQQ                      3.9%
MICROSOFT                            3.9
INTERNATIONAL BUSINESS MACHINES      3.8
QUALCOMM                             3.8
APPLE                                3.7
GOOGLE, CL A                         3.7
HEWLETT-PACKARD                      3.7
CISCO SYSTEMS                        3.5
ORACLE                               2.8
INTEL                                2.6

                                  FUND SECTORS+

                                     % OF
SECTOR                            PORTFOLIO
------                            ---------
INFORMATION TECHNOLOGY              79.8%
HEALTH CARE                         10.9
REGISTERED INVESTMENT COMPANIES      3.9
REPURCHASE AGREEMENT                 2.0
CONSUMER DISCRETIONARY               1.9
TELECOMMUNICATION SERVICES           1.3
INDUSTRIALS                          0.2

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ENHANCED GROWTH FUND

PERFORMANCE

For the six-month period ended January 31, 2009, Highmark Enhanced Growth Fund ("the Fund") produced a total return of -36.68% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged NASDAQ 100 Index, returned -36.17% for the same period.

FACTORS AFFECTING PERFORMANCE

The six-month period ending January 31, 2009 saw unprecedented declines in global market indices. Initial concerns about the sub-prime crisis exploded into deep investor fear and concern in mid-September when the credit crisis reached new heights. With financial institutions such as Lehman Brothers filing for bankruptcy in mid-September, investors lost their appetite for risk. The sell-off in global equities was widespread and left no sector of the market untouched.

The Fund, which invests primarily in information technology and healthcare stocks, was significantly affected by the selling. The Fund is invested in a diversified group of industries within the healthcare and information technology sectors and not one group of stocks posted a positive return over the six-month period. Information technology stocks are not immune to recessions. While consumers account for a greater percentage of IT demand than they did in the last decade, the largest consumer of IT continues to be large and small businesses. Mounting evidence of a recession has a direct negative impact on IT demand, which in turn dampens the growth prospects for companies in the sector. While most IT companies do not rely on debt for their operations, have strong cash flows, and generally, have healthy balance sheets, a slowdown in demand for product has negatively impacted their near term performance.

Among the biggest losers in the Fund were the semiconductor equipment, home entertainment software, electronic manufacturing services, communications equipment and application software industries. Industries that performed well on a relative basis were IT consulting and systems software. In the healthcare sector, healthcare IT and pharmaceuticals outperformed the rest of the sector.


                               8 | 1.800.433.6884

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF SONYA THADHANI)

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                              (PERFORMANCE GRAPH)

          HighMark    HighMark   HighMark   HighMark
          Enhanced    Enhanced   Enhanced   Enhanced
           Growth      Growth     Growth     Growth
            Fund        Fund       Fund       Fund     NASDAQ   Morningstar
           Class M   Fiduciary    Class A    Class C     100     Technology
           Shares      Shares     Shares     Shares     Index     Category
          --------   ---------   --------   --------   ------   -----------
5/30/01     10000      10000       9450       10000     10000      10000
7/31/01      9320       9318       8799        9303      9465       8836
7/31/02      5490       5474       5158        5426      5413       6185
7/31/03      7180       7145       6711        7026      7196       7020
7/31/04      7840       7777       7292        7595      7910       7651
7/31/05      8886       8800       8223        8523      9100       8530
7/31/06      8139       8687       7488        7746      8595       8298
7/31/07     10328      11023       9461        9725     11053      10576
7/31/08      9350       9968       8531        8716     10579       9468
1/31/09      5920       6308       5387        5487      6753       5963

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                          SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE      EXPENSE   EXPENSE
                            RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   ----------   ----------   --------   --------
Fiduciary Shares           -36.72%     -38.25%    -14.27%+      -6.57%+      -6.72%+      1.27%      1.16%
Class A Shares             -36.86%     -38.47%    -14.76%+      -6.97%+      -7.07%+      1.52%      1.41%
Class A Shares w/load*     -40.31%     -41.87%    -16.34%+      -8.02%+      -7.75%+      1.52%      1.41%
Class C Shares             -37.05%     -38.80%    -15.19%+      -7.42%+      -7.53%+      2.02%      2.01%
Class C Shares w/load**    -37.68%     -39.41%    -15.19%+      -7.42%+      -7.53%+      2.02%      2.01%
Class M Shares             -36.68%     -38.15%    -14.34%       -6.51%       -6.60%       1.02%      1.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 9

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                 % OF
COMPANY*                      PORTFOLIO
--------                      ---------
EXXON MOBIL                      5.8%
DANAHER                          4.1
PROCTOR & GAMBLE                 3.4
PRAXAIR                          3.4
ABBOTT LABORATORIES              3.3
CVS CAREMARK                     2.8
JPMORGAN CHASE                   2.5
WAL - MART STORES                2.4
VERIZON COMMUNICATIONS           2.4
HANOVER INSURANCE GROUP          2.4

                                  FUND SECTORS

                                 % OF
SECTOR                        PORTFOLIO
------                        ---------
ENERGY                          15.9%
CONSUMER STAPLES                15.8
INFORMATION TECHNOLOGY          14.6
HEALTH CARE                     11.0
INDUSTRIAL                       9.5
FINANCIALS                       7.2
REGISTERED INVESTMENT
COMPANIES                        7.2
MATERIALS                        6.6
UTILITIES                        4.9
CONSUMER DISCRETIONARY           4.9
TELECOMMUNICATION
SERVICES                         2.4

*    EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND

PERFORMANCE

For the period since inception (August 1, 2008) and ended January 31, 2009, HighMark Fundamental Equity Fund (the "Fund") produced a total return of -33.68% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -33.58% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets continued during the Fund's reporting period, as well as bankruptcy and consolidation at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Cognizant of the unwinding and deleveraging in real estate and consumer debt, the Fund positioned itself in lower risk assets. As a result of this defensive action, the Fund outperformed its benchmark.

A modest overweight to the utility sector, with a concentration on lower beta stocks such as Wisconsin Energy and CLECO, contributed significantly to performance. Also, the Fund's underweight to the financial services sector, and specifically the bank sub-sector, contributed to performance. Investments in the insurance sub-sector performed well, specifically the Fund's position in Hanover Insurance.

Energy exploration company Suncor was one of the largest detractors from fund performance due to falling commodity prices. Also, the Fund's position in Intersil Corp. detracted from performance due to unexpected management changes at the company and deteriorating conditions in the semi-conductor market overall.


                               10 | 1.800.433.6884

HIGHMARK FUNDAMENTAL EQUITY INVESTMENT OBJECTIVE

THE HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

(PHOTO OF KEN WEMER)

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

(PHOTO OF GEORGE ROKAS)

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

                              (PERFORMANCE GRAPH)

              HighMark                                    HighMark
         Fundamental Equity         HighMark         Fundamental Equity
          Fund, Fiduciary      Fundamental Equity       Fund, Class C
               Shares         Fund, Class A Shares         Shares         S&P 500 Index
         ------------------   --------------------   ------------------   -------------
8/01/08         10000                 10000                 10000             10000
8/31/08          9975                  9975                  9970             10202
9/30/08          9035                  9025                  9015              9293
10/31/08         7535                  7525                  7510              7733
11/30/08         7020                  7010                  6995              7177
12/31/08         7030                  7025                  7009              7254
1/31/09          6632                  6628                  6603              6642

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                          CUMULATIVE     GROSS       NET
                            SINCE       EXPENSE    EXPENSE
                          INCEPTION+   RATIO+++   RATIO+++
                          ----------   --------   --------
Fiduciary Shares            -33.68%      1.08%      0.97%
Class A Shares              -33.72%      1.33%      1.22%
Class A Shares w/load*      -37.36%      1.33%      1.22%
Class C Shares              -33.97%      1.83%      1.82%
Class C Shares w/load**     -34.63%      1.83%      1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+    Commenced operations on August 1, 2008.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 11

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                               % OF
COMPANY*                     PORTFOLIO
--------                     ---------
NESTLE                          2.3%
NOVARTIS                        1.9
ROCHE HOLDING                   1.8
TOTAL                           1.4
BRITISH AMERICAN TOBACCO        1.4
SANOFI-AVENTIS                  1.2
BP                              1.1
BHP BILLTON                     1.0
GLAXOSMITHKLINE                 1.0
SYNGENTA                        1.0

                                  FUND SECTORS+

                                % OF
SECTOR                       PORTFOLIO
------                       ---------
FINANCIALS                     16.7%
INDUSTRIAL                     12.2
HEALTH CARE                    12.1
CONSUMER STAPLES               11.7
ENERGY                          9.2
CONSUMER DISCRETIONARY          8.8
MATERIALS                       7.7
TELECOMMUNICATION SERVICES      7.4
UTILITIES                       5.6
INFORMATION TECHNOLOGY          5.2
REPURCHASE AGREEMENT            3.4

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark International Opportunities Fund (the "Fund") produced a total return of -42.55% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All Country World ex-U.S. Index (gross), returned -42.56% for the same period.

FACTORS AFFECTING PERFORMANCE

This semi-annual reporting period was one of the worst-ever six-month stretches for global equity investors. During this time, investors panicked as many developed economies fell into recession, the credit crunch grew into a full-blown financial crisis, and oil and commodity prices plummeted on fears of reduced demand. The period ended with many national governments adopting bank support and/or fiscal stimulus programs in an attempt to restore lost confidence.

Results for individual markets ranged from bad to horrendous, offering no real safe haven for the long-only investor. Developed markets held up better than emerging markets: the MSCI World ex-U.S. Index returned -41.09% (gross) while the MSCI Emerging Market Index returned -48.51% (gross). The best performing market was Japan, down just 28% thanks to a strengthening yen. The worst performing markets were in peripheral and emerging Europe, especially where currencies weakened against the dollar: Ireland, Norway, Austria, Poland, Hungary and Russia all fell 60% or more.

The Fund's performance nearly matched that of its benchmark over the six-month period. Country selection provided a positive contribution to the Fund's performance, helped by a sizeable overweight in Japan and underweights in such commodity-dependent markets as Australia (down 50%) and Russia (down 72%). Largely negative stock selection adversely affected the Fund's performance. While the Fund's U.K. holdings outperformed that country index, in Japan the stock ranking signals proved to be lagging indicators as they failed to give sufficient early warning of the rapid earnings deterioration in the country's industrial sector.


                               12 | 1.800.433.6884

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF PETER HILL)

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                              (PERFORMANCE GRAPH)

             HighMark       HighMark         HighMark       HighMark       MCSI
          International   International   International   International    All-
          Opportunities   Opportunities   Opportunities   Opportunities   Country   Morningstar
              Fund,           Fund,           Fund,           Fund,        World      Foreign
             Class M        Fiduciary        Class A         Class C      ex U.S.   Large Blend
              Shares         Shares+         Shares+         Shares+      Index++     Category
          -------------   -------------   -------------   -------------   -------   -----------
7/31/98       10000           10000            9450           10000        10000       10000
7/31/99       10192           10175            9591           10098        11097       11022
7/31/00       11217           11178           10512           11012        12268       12102
7/31/01        8497            8452            7931            8266         9471        9253
7/31/02        7256            7204            6743            6993         8005        7751
7/31/03        8024            7953            7425            7661         8687        8354
7/31/04        9948            9843            9166            9412        10845       10366
7/31/05       12608           12452           11569           11818        13490       12817
7/31/06       16135           15934           14761           14978        16810       15786
7/31/07       20892           20603           19042           19178        21509       19512
7/31/08       18792           18522           17075           17094        19509       17294
1/31/09       10796           10628            9792            9779        11206       10089

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                          SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE       EXPENSE    EXPENSE
                            RETURN      RETURN     RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares           -42.62%     -44.96%    -11.65%+      1.10%+       1.12%+       6.35%+       1.51%      1.43%
Class A Shares             -42.65%     -45.06%    -11.88%+      0.86%+       0.87%+       6.08%+       1.76%      1.58%
Class A Shares w/load*     -45.80%     -48.07%    -13.53%+     -0.27%+       0.30%+       5.88%+       1.76%      1.58%
Class C Shares             -42.79%     -45.41%    -12.45%+      0.22%+       0.31%+       5.53%+       2.26%      2.26%
Class C Shares w/load**    -43.34%     -45.93%    -12.45%+      0.22%+       0.31%+       5.53%+       2.26%      2.26%
Class M Shares             -42.55%     -44.89%    -11.59%       1.21%        1.27%        6.52%        1.26%      1.26%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

+ The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 13

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                % OF
COMPANY*                     PORTFOLIO
--------                     ---------
ABBOTT LABORATORIES             3.9%
CISCO SYSTEMS                   3.6
MICROSOFT                       3.2
GOOGLE, CL A                    3.0
WAL-MART STORES                 3.0
PROCTER & GAMBLE                3.0
CVS CAREMARK                    2.8
MONSANTO                        2.8
PEPSICO                         2.7
PRAXAIR                         2.6

                                  FUND SECTORS

                                % OF
SECTOR                       PORTFOLIO
------                       ---------
INFORMATION TECHNOLOGY         23.5%
CONSUMER STAPLES               16.2
HEALTH CARE                    13.5
ENERGY                         11.8
INDUSTRIAL                     10.3
MATERIALS                       7.6
REGISTERED INVESTMENT
   COMPANY                      5.2
CONSUMER DISCRETIONARY          5.1
UTILITIES                       3.5
FINANCIALS                      2.2
TELECOMMUNICATION SERVICES      1.1

*    EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Large Cap Growth Fund (the "Fund") produced a total return of -29.67% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned -34.31% over the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets continued during the Fund's reporting period, as well as bankruptcy and consolidation at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Cognizant of the unwinding and deleveraging in real estate and consumer debt, the Fund positioned itself in lower risk assets. As a result of this defensive action, the Fund outperformed its benchmark.

An overweight to both the consumer staple sector and utility sector contributed to performance, as did an underweight to the financial services sector. An overweight to the energy sector also added to performance, with Exxon and Chevron among the Fund's top performing stocks. Donaldson Co. and 3M in the industrial sector and Qualcomm in the telecommunications sector also performed well.

Even though the Fund maintained a significant underweight to the poorly performing consumer discretionary sector, the Fund's exposure to it still detracted from performance. Most consumer advertising stocks performed poorly during the period, particularly Lamar Advertising, which was one of the Fund's largest detractors. Exposure to oil service companies Schlumberger Ltd. and Smith International also reflected poorly on performance.


                               14 | 1.800.433.6884

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

(PHOTO OF KEN WEMER)

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

(PHOTO OF GEORGE ROKAS)

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                              (PERFORMANCE GRAPH)

                             HighMark Large      HighMark      HighMark Large
           HighMark Large      Cap Growth       Large Cap        Cap Growth
          Cap Growth Fund,    Fund, Class A    Growth Fund,     Fund, Class C   Russell 1000   Morningstar Large
          Fiduciary Shares       Shares       Class B Shares       Shares       Growth Index    Growth Category
          ----------------   --------------   --------------   --------------   ------------   -----------------
7/31/98         10000              9450            10000            10000           10000            10000
7/31/99         11724             11048            11626            11724           12404            12454
7/31/00         13029             12250            12810            12959           15428            15832
7/31/01          7073              6636             6888             6976           10019            11164
7/31/02          5321              4987             5141             5200            7139             7985
7/31/03          5913              5511             5652             5726            7969             8885
7/31/04          6116              5696             5800             5876            8647             9493
7/31/05          7044              6542             6615             6700            9776            10903
7/31/06          7190              6660             6698             6784            9702            10865
7/31/07          8232              7601             7604             7691           11591            12823
7/31/08          7516              6923             6879             6966           10862            11960
1/31/09          5286              4868             4828             4883            6619             7682

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE       EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -29.67%     -33.40%     -12.27%      -4.31%       -7.53%       1.91%        1.11%      0.97%
Class A Shares              -29.69%     -33.55%     -12.45%      -4.52%       -7.75%       1.73%+       1.36%      1.22%
Class A Shares w/load*      -35.55%     -37.20%     -14.10%      -5.59%       -8.27%       1.35%+       1.36%      1.22%
Class B Shares              -29.82%     -33.86%     -12.94%      -5.09%       -8.33%       1.27%+       1.86%      1.82%
Class B Shares w/load**     -33.33%     -37.17%     -13.82%      -5.47%       -8.33%       1.27%+       1.86%      1.82%
Class C Shares              -29.90%     -33.93%     -12.97%      -5.12%       -8.26%+      1.38%+       1.86%      1.82%
Class C Shares w/load***    -30.61%     -34.60%     -12.97%      -5.12%       -8.26%+      1.38%+       1.86%      1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 15

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                                % OF
COMPANY*                     PORTFOLIO
--------                     ---------
EXXON MOBIL                     7.9%
CHEVRON                         4.5
AT&T                            3.8
PFIZER                          3.3
CONOCOPHILLIPS                  2.9
VERIZON COMMUNICATIONS          2.3
PROCTER & GAMBLE                2.1
JOHNSON & JOHNSON               1.9
AMGEN                           1.7
TRAVELERS                       1.6

                                  FUND SECTORS+

                                % OF
SECTOR                       PORTFOLIO
------                       ---------
ENERGY                         18.8%
FINANCIALS                     18.4
HEALTH CARE                    14.6
CONSUMER STAPLES                9.7
CONSUMER DISCRETIONARY          8.7
INDUSTRIAL                      7.9
UTILITIES                       7.3
TELECOMMUNICATION SERVICES      6.2
INFORMATION TECHNOLOGY          4.5
MATERIALS                       2.3
REPURCHASE AGREEMENT            1.6

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Large Cap Value Fund (the "Fund") produced a total return of -29.51% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned -35.10% for the same period.

FACTORS AFFECTING PERFORMANCE

During the six-month period ended January 31, 2009, large-cap stocks outperformed mid- and small-cap stocks. Specific sectors that outperformed included health care (especially pharmaceuticals and biotechnology companies), consumer staples and utilities. Stocks in the consumer durables sector lagged with motor vehicle companies experiencing the worst performance, followed by financials stocks.

The value sector of the large-cap space slightly underperformed the broader market due to an overweight in the financial sector. While the abundance of financial stocks classified as large-cap value negatively impacted performance, underweighting growth stocks and overweighting those with evidence of earnings quality served to balance asset class performance when compared with the broad market.

The Fund is disciplined and maintains a broadly diversified portfolio of large-cap stocks. Companies are evaluated relative to their industry peers using a bottom-up style of stock selection that measures three broad categories: value, management and momentum. Value is defined by somewhat traditional ratios, comparing price to fundamental value. Management provides evidence that a company's executive team has and will continue to emphasize earnings power. Momentum helps determine when stocks might begin their ascent toward full valuation. In searching for opportunities, a sharp eye is kept on minimizing transaction costs, helping to maximize profits in its stock-selection effort.

In the normal course of seeking companies with effective management and positive momentum, the Fund avoided poor performers, such as Citigroup, Wachovia, AIG, and Merrill Lynch. Even though the bank industry in general disappointed, the Fund's stock selection and timing in this area - specifically, US Bank and Zions Bancorporation - contributed positively to the bottom line. Valero Energy in the energy sector also was a major contributor to performance. The largest detractors from performance include Cummins Engine in the producer goods industry and Allstate in the insurance industry.


                               16 | 1.800.433.6884

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF TED ARONSON)

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

(PHOTO OF KEVIN JOHNSON)

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

(PHOTO OF MARTHA ORTIZ)

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

                             HighMark Large   HighMark Large      HighMark
           HighMark Large       Cap Value        Cap Value       Large Cap
           Cap Value Fund,    Fund, Class A    Fund, Class B    Value Fund,     Russell 1000   Morningstar Large
          Fiduciary Shares       Shares           Shares       Class C Shares    Value Index     Value Category
          ----------------   --------------   --------------   --------------   ------------   -----------------
7/31/98         10000              9450            10000            10000           10000            10000
7/31/99         11423             10767            11325            11423           11499            11230
7/31/00         10318              9706            10136            10266           10925            10884
7/31/01         10019              9392             9747             9870           11880            11991
7/31/02          7584              7086             7313             7405            9832             9715
7/31/03          8134              7592             7782             7876           10889            10540
7/31/04          9787              9108             9276             9388           12814            12152
7/31/05         11876             11032            11151            11296           15253            14071
7/31/06         13161             12193            12245            12410           17020            15227
7/31/07         14793             13667            13641            13818           19315            17404
7/31/08         12478             11501            11414            11565           16388            14790
1/31/09          8796              8094             8006             8114           10636             9778

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE    EXPENSE
                            RETURN      RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -29.51%     -36.23%     -11.69%      -1.81%       -2.01%       8.36%        1.09%      0.95%
Class A Shares              -29.62%     -36.40%     -11.92%      -2.07%       -2.25%       8.23%+       1.34%      1.20%
Class A Shares w/load*      -33.48%     -39.90%     -13.57%      -3.17%       -2.80%       7.99%+       1.34%      1.20%
Class B Shares              -29.86%     -36.81%     -12.46%      -2.69%       -2.88%       7.93%+       1.84%      1.80%
Class B Shares w/load**     -33.35%     -39.94%     -13.27%      -3.05%       -2.88%       7.93%+       1.84%      1.80%
Class C Shares              -29.84%     -36.76%     -12.45%      -2.68%       -2.79%+      8.01%+       1.84%      1.80%
Class C Shares w/load***    -30.54%     -37.39%     -12.45%      -2.68%       -2.79%+      8.01%+       1.84%      1.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 17

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                              % OF
COMPANY*                    PORTFOLIO
--------                    ---------
REHABCARE GROUP                2.1%
CSG SYSTEMS INTERNATIONAL      2.0
HOT TOPIC                      1.8
CENTENE                        1.7
SYBASE                         1.7
IPC HOLDINGS                   1.7
ASPEN INSURANCE HOLDINGS       1.6
NICOR                          1.6
VIROPHARMA                     1.6
ALASKA AIR GROUP               1.5

                                  FUND SECTORS+

                               % OF
SECTOR                      PORTFOLIO
------                      ---------
FINANCIALS                    18.2%
INFORMATION TECHNOLOGY        17.0
INDUSTRIAL                    16.1
HEALTH CARE                   15.6
CONSUMER DISCRETIONARY        11.1
ENERGY                        4.9
REPURCHASE AGREEMENT          4.7
CONSUMER STAPLES              4.3
UTILITIES                     4.0
MATERIALS                     3.1
TELECOMMUNICATION SERVICES    1.0

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP ADVANTAGE FUND

PERFORMANCE

For the six-month period ended January 31, 2009, Highmark Small Cap Advantage Fund (the "Fund") produced a total return of -40.50% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned -37.38% for the same period.

FACTORS AFFECTING PERFORMANCE

The stock market experienced a broad decline in the recent six-month reporting period. Excessive leverage in the residential real estate market combined with a rapid decline in housing prices threatened the solvency of many large financial institutions worldwide, and triggered a significant decline in economic activity. Marked declines in a number of positions in the portfolio pulled the relative performance of the Fund down slightly more than the market. Fortunately, the risk management practices executed as part of the Fund's investment process mitigated the damage.

Penson Worldwide, a provider of future and securities processing products, fell 67% during the period, mostly due to a $25 million dollar receivables loss to Evergreen Capital Partners when Penson Worldwide went bankrupt. Another financial services company, Advance America, saw their expectations clouded by both financial markets, and the possibility of increased regulation for payday lending operations.

In a difficult market there have nevertheless been positive holdings. Hot Topic, a teen focused retailer, has continued to grow despite the poor economic environment with same-store sales up over 10%. The stock appreciated 36% as a result. Valeant Pharmaceuticals International ramped up sales more than expected during the last half of 2008, pushing the stock price up 27%.


                               18 | 1.800.433.6884

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

(PHOTO OF RICHARD ROCKE)

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

           HighMark Small   HighMark Small   HighMark Small
           Cap Advantage     Cap Advantage   Cap Advantage
          Fund, Fiduciary    Fund, Class A   Fund, Class C    Russell 2000   Morningstar Small
               Shares           Shares           Shares          Index++       Value Category
          ---------------   --------------   --------------   ------------   -----------------
3/1/07         10000             9450             10000           10000            10000
7/31/07         9415             8892              9400            9861             9842
1/31/08         8111             7648              8060            9121             8836
7/31/08         7180             6750              7066            8509             8673
1/31/09         4272             4011              4168            5329             5554

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED     GROSS      NET
                          SIX MONTH   ONE YEAR      SINCE      EXPENSE    EXPENSE
                           RETURN      RETURN     INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   --------   --------
Fiduciary Shares           -40.50%     -38.87%     -30.60%      1.67%      1.32%
Class A Shares             -40.57%     -39.01%     -30.77%      1.92%      1.57%
Class A Shares w/load*     -43.85%     -42.36%     -32.77%      1.92%      1.57%
Class C Shares             -41.01%     -39.69%     -31.31%      2.42%      2.17%
Class C Shares w/load**    -41.60%     -40.29%     -31.31%      2.42%      2.17%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

+    Commenced operations on March 1, 2007.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 19

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS+

                                 % OF
COMPANY*                      PORTFOLIO
--------                      ---------
FINANCIAL FEDERAL                1.4%
UNITED ONLINE                    1.4
SAFETY INSURANCE GROUP           1.3
BANCO LATINOAMERICANO
     DE EXPORTACIONES, CL E      1.3
SELECTIVE INSURANCE GROUP        1.3
IPC HOLDINGS                     1.3
CAPSTEAD MORTGAGE REIT           1.2
PORTLAND GENERAL ELECTRIC        1.2
MONTPELIER RE HOLDINGS           1.2
UNIVERSAL HEALTH SERVICES,
   CL B                          1.2

                                  FUND SECTORS+

                                 % OF
SECTOR                        PORTFOLIO
------                        ---------
FINANCIALS                       29.1%
INDUSTRIAL                       16.5
INFORMATION TECHNOLOGY           14.9
CONSUMER DISCRETIONARY           12.0
MATERIALS                         7.6
HEALTH CARE                       5.6
CONSUMER STAPLES                  5.4
ENERGY                            4.6
UTILITIES                         3.1
REPURCHASE AGREEMENT              1.2

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Small Cap Value Fund (the "Fund") produced a total return of -39.08% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned -35.72% for the same period.

FACTORS AFFECTING PERFORMANCE

Small-cap value stocks outperformed small-cap growth stocks overall during the reporting period. However, within the Russell 2000 Value Index, there were sharp differences in returns between the cheapest value stocks "deep value stocks" and their more expensive counterparts ("relative value stocks"). Although research indicates that deep value stocks outperform the broader market by a wide margin over longer-term periods, the reverse held true during the reporting period. Deep value stocks decreased in value more so than relative value stocks. Since the Fund's strategy is to invest in deep value stocks across its sectors and industries, this "return spread" within the value index negatively impacted performance.

Although overall financial sector investments performed poorly during the reporting period, the Fund's underweight to the bank sector and overweight to the insurance sector contributed positively to performance. Stock selection within the energy sector also contributed positively to performance. However, these factors were not enough to overcome a flight to perceived quality by investors; specifically to the consumer staples, healthcare and utility sectors, with which the Fund was underweighted due to relatively high valuations. As a result, the Fund underperformed when compared with its benchmark.

Specific stocks that contributed to performance were IKON Office Solutions in the industrials sector, as well as Odyssey RE Holdings Corp., Montpelier RE Holdings Ltd. and Harleysville Insurance Group in the insurance sector. Also, energy company Tesoro Petroleum, a refiner and marketer of petroleum products, stumbled early in the reporting period due to high energy prices, but contributed significantly to the Fund's performance as prices declined.

Specific stocks that detracted from performance included auto component supplier Arvin Meritor in the automobile sector, as well as Webster Financial Corp. and Oriental Financial Group in the bank sector. Also, Ferro Corp. in the materials sector contributed negatively to the Fund's performance.


                               20 | 1.800.433.6884

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF JOSEF LAKONISHOK)

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

                             HighMark Small   HighMark Small      HighMark
           HighMark Small       Cap Value        Cap Value       Small Cap
           Cap Value Fund,    Fund, Class A    Fund, Class B    Value Fund,     Russell 2000    Morningstar Small
          Fiduciary Shares       Shares           Shares       Class C Shares   Value Index++     Value Category
          ----------------   --------------   --------------   --------------   -------------   -----------------
9/17/98         10000              9450            10000            10000           10000             10000
7/31/99         12554             11838            12460            12554           11484             12330
7/31/00         14616             13739            14407            14575           12041             12845
7/31/01         14207             13313            13873            14034           14901             16243
7/31/02         14221             13291            13763            13923           14080             15406
7/31/03         17135             15971            16407            16592           16701             17996
7/31/04         20686             19234            19636            19861           20514             22072
7/31/05         26705             24769            25134            25400           25996             27478
7/31/06         26703             24717            24915            25192           27797             28500
7/31/07         28526             26344            26375            26673           29929             31718
7/31/08         24053             22153            22042            22299           26951             27991
1/31/09         14653             13475            13366            13526           17491             17925

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS       NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE       EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -39.08%     -41.33%     -18.71%      -7.08%        3.04%       3.75%        1.51%      1.37%
Class A Shares              -39.17%     -41.52%     -18.91%      -7.31%        2.76%       3.48%        1.76%      1.62%
Class A Shares w/load*      -42.50%     -44.74%     -20.43%      -8.35%        2.18%       2.91%        1.76%      1.62%
Class B Shares              -39.36%     -41.85%     -19.43%      -7.90%        2.14%       2.84%        2.26%      2.22%
Class B Shares w/load**     -42.33%     -44.70%     -19.99%      -8.12%        2.14%       2.84%        2.26%      2.22%
Class C Shares              -39.34%     -41.84%     -19.42%      -7.88%        2.22%+      2.96%+       2.26%      2.22%
Class C Shares w/load***    -39.93%     -42.41%     -19.42%      -7.88%        2.22%+      2.96%+       2.26%      2.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

+ The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 21

(HIGHMARK(R) FUNDS LOGO)

                               TOP TEN HOLDINGS+

                                     % OF
COMPANY*                          PORTFOLIO
--------                          ---------
EXXON MOBIL                          4.3%
CHEVRON                              4.0
BERKSHIRE HATHAWAY, CI B             3.6
MICROSOFT                            3.5
INTERNATIONAL BUSINESS MACHINES      2.9
JPMORGAN CHASE                       2.9
MERCK                                2.7
GENERAL ELECTRIC                     2.7
NESTLE ADR                           2.5
WASTE MANAGEMENT                     2.4

                                  FUND SECTORS+

                                     % OF
SECTOR                            PORTFOLIO
------                            ---------
FINANCIALS                          17.0%
CONSUMER STAPLES                    15.1
ENERGY                              14.2
INFORMATION TECHNOLOGY              14.0
INDUSTRIAL                          11.6
CONSUMER DISCRETIONARY              10.6
HEALTH CARE                          8.3
REGISTERED INVESTMENT COMPANY        3.2
UTILITIES                            2.2
MATERIALS                            1.9
TELECOMMUNICATION SERVICES           1.9

*    EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

VALUE MOMENTUM FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Value Momentum Fund (the "Fund") produced a total return of -36.30% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -33.95% for the same period.

FACTORS AFFECTING PERFORMANCE

The housing and credit crisis that began in 2007 accelerated significantly during the Fund's reporting period. As a result, the Purchasing Managers Index
(PMI), auto sales, housing starts and overall consumer confidence fell sharply. Unemployment, which rose above 7%, reached its highest level since 1993. The combination of falling home prices and falling stock prices had a dramatic and negative impact on consumer net worth. The financial markets shunned risk, notably risk related to credit and liquidity. This was evidenced by a widening of credit spreads throughout the period for both investment grade and non-investment grade debt. Credit spreads more than tripled since the beginning of the credit cycle and debt markets experienced their worst performance periods in years. The government responded by expanding its balance sheet to include targeted federal lending programs to fill holes in private sector lending.

As a result, the Fund continued to follow a barbell strategy throughout the reporting period, emphasizing inexpensive, high-quality, large-cap companies at one end and turnaround candidates suffering temporary problems at the other. An overweight to the consumer staples sector, in particular, contributed to the Fund's performance. Also, an overweight to the insurance sector and an underweight to the poorly performing bank sector also positively impacted performance. However, an overweight to the financial sector overall detracted from the Fund's performance, as did an underweight to the healthcare sector, which had outperformed on a relative basis during the period. Due to these factors, the Fund underperformed when compared to its benchmark.

Company holdings that contributed most to performance include Insituform Technologies in the industrials sector and Wyeth Pharmaceuticals in the health care sector. Company holdings that detracted most from the Fund's performance were General Electric and Citigroup.


                               22 | 1.800.433.6884

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

(PHOTO OF RICHARD EARNEST)

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF KEITH STRIBLING)

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF TODD LOWENSTEIN)

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                               (PERFORMANCE GRAPH)

           HighMark                 HighMark
            Value       HighMark      Value      HighMark
           Momentum      Value      Momentum      Value              Russell
            Fund,       Momentum      Fund,      Momentum     S&P      1000    Morningstar
          Fiduciary   Fund, Class    Class B   Fund, Class    500     Value    Large Value
            Shares      A Shares     Shares      C Shares    Index    Index      Category
          ---------   -----------   --------   -----------   -----   -------   -----------
7/31/98     10000         9450        10000       10000      10000    10000       10000
7/31/99     11308        10659        11189       11308      12020    11499       11230
7/31/00     11813        11110        11581       11743      13098    10925       10884
7/31/01     11748        11021        11408       11571      11221    11880       11991
7/31/02      9392         8789         9045        9165       8571     9832        9715
7/31/03     10330         9645         9860        9991       9483    10889       10540
7/31/04     11952        11126        11299       11452      10732    12814       12152
7/31/05     13979        12979        13100       13272      12239    15253       14071
7/31/06     15282        14155        14195       14379      12898    17020       15227
7/31/07     17785        16431        16379       16594      14978    19315       17404
7/31/08     15475        14259        14128       14322      13317    16388       14790
1/31/09      9857         9067         8960        9082       8796    10636        9778

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS       NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -36.30%     -42.10%     -12.90%      -3.76%       -0.64%       7.09%        1.08%      0.97%
Class A Shares              -36.41%     -42.31%     -13.16%      -4.03%       -0.89%       6.89%+       1.33%      1.22%
Class A Shares w/load*      -39.91%     -45.48%     -14.78%      -5.10%       -1.45%       6.56%+       1.33%      1.22%
Class B Shares              -36.58%     -42.61%     -13.66%      -4.60%       -1.53%       6.50%+       1.83%      1.82%
Class B Shares w/load**     -39.47%     -45.22%     -14.26%      -4.82%       -1.53%       6.50%+       1.83%      1.82%
Class C Shares              -36.59%     -42.58%     -13.65%      -4.60%       -1.45%+      6.61%+       1.83%      1.82%
Class C Shares w/load***    -37.17%     -43.10%     -13.65%      -4.60%       -1.45%+      6.61%+       1.83%      1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF THE STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 23

(HIGHMARK(R) FUNDS LOGO)

                                  FUND SECTORS

                                                   % OF
SECTOR                                          PORTFOLIO
------                                          ---------
AFFILIATED EQUITY REGISTERED
  INVESTMENT COMPANIES                            86.0%
AFFILIATED FIXED INCOME REGISTERED INVESTMENT
  COMPANIES                                        7.2
EQUITY REGISTERED INVESTMENT
  COMPANIES                                        5.6
FIXED INCOME REGISTERED
  INVESTMENT COMPANY                               1.0
AFFILIATED MONEY MARKET REGISTERED INVESTMENT
   COMPANY                                         0.2

CAPITAL GROWTH ALLOCATION FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of -32.98% (Class A Shares without load). In comparison the Fund's unmanaged benchmark, a 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index, respectively, returned -26.65% over the same period.

FACTORS AFFECTING PERFORMANCE

The recent six-month reporting period was marked by on-going challenges for the financial markets and economy as a whole. Credit markets continued to experience instability, volatility in equity markets surged and investors' appetite for risk diminished significantly.

During the reporting period, the Fund's equity exposure averaged 91.6%, contributing significantly to its under-performance. The Fund's exposure to quantitatively managed strategies and small-cap stocks, as well as the under-performance of fixed-income funds when compared with their benchmarks, also detracted from performance. When compared with the Fund's benchmark, any exposure to the Russell 2000 Small Cap Index (-37.4%) or the MSCI EAFE International Equities Index (-46.6%) had a negative effect. The Fund's neutral asset allocation strategy included international and small-cap exposures. It was underweight in international equities, which added value. However, it was not enough to overcome previously mentioned factors.

Specific holdings that detracted from performance included HighMark's Core Equity Fund, Small-Cap Advantage Fund and Small-Cap Value Fund all of which underperformed their benchmarks as quantitative strategies continued to suffer. Highmark Short Term Bond Fund, Bond Fund and Eaton Vance High Yield Fund also all underperformed their benchmarks, and therefore detracted from performance as well.


                               24 | 1.800.433.6884

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark                         Barclays
             Capital      Capital      Capital     80/15/5             Capital    Citigroup
             Growth       Growth       Growth     Hybrid of              U.S.      3-Month
           Allocation   Allocation   Allocation      the       S&P    Aggregate    Treasury   Morningstar
              Fund,       Fund,         Fund,     following    500       Bond        Bill     Large Blend
            Fiduciary     Class A      Class C     indexes:   Index     Index       Index       Category
           ----------   ----------   ----------   ---------   -----   ---------   ---------   -----------
10/12/04      10000         9450        10000       10000     10000     10000       10000        10000
7/31/05       11122        10511        11059       10972     11159     10226       10192        11268
7/31/06       11715        11071        11563       11494     11759     10375       10613        11827
7/31/07       13399        12643        13110       13101     13656     10952       11150        13697
7/31/08       11984        11276        11612       12079     12142     11626       11490        12219
1/31/09        8044         7557         7753        8860      8020     12001       11554         8003

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED   ANNUALIZED     GROSS       NET
                          SIX MONTH   ONE YEAR     3 YEAR        SINCE      EXPENSE    EXPENSE
                            RETURN     RETURN      RETURN      INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   ----------   --------   --------
Fiduciary Shares           -32.88%     -36.26%    -12.00%+      -4.93%+      1.69%      1.32%
Class A Shares             -32.98%     -36.45%    -12.17%       -5.06%       1.94%      1.57%
Class A Shares w/load*     -36.67%     -39.94%    -13.81%       -6.30%       1.94%      1.57%
Class C Shares             -33.23%     -36.92%    -12.79%       -5.74%       2.44%      2.27%
Class C Shares w/load**    -33.84%     -37.49%    -12.79%       -5.74%       2.44%      2.27%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 25

(HIGHMARK(R) FUNDS LOGO)

                                  FUND SECTORS

                                  % OF
SECTOR                         PORTFOLIO
------                         ---------
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES          93.4%
EQUITY REGISTERED INVESTMENT
   COMPANIES                      6.6

DIVERSIFIED EQUITY ALLOCATION FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of -35.56% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -33.95% over the same period.

FACTORS AFFECTING PERFORMANCE

The recent six-month reporting period was marked by on-going challenges for the financial markets and economy as a whole. Credit markets continued to experience instability, volatility in equity markets surged and investors' appetite for risk diminished significantly.

The Fund's quantitative stock selection strategies and small-cap exposure detracted from performance. The Fund's investments in international equities averaged 16%, down from 18%, while the Fund's exposure to small-cap stocks averaged 17%. When compared with the Fund's benchmark, the S&P 500 Index, any exposure to the Russell 2000 Small-Cap Index (-37.4%) or the MSCI EAFE International Equities Index (-46.6%) had a negative effect. The Fund's neutral asset allocation strategy included international and small-cap exposures, and it was underweight in international equities, which added value. However, it was not enough to overcome previously mentioned factors.

Specific holdings that detracted from performance included HighMark's Core Equity Fund, Small-Cap Advantage Fund and Small-Cap Value Fund, all of which lagged their benchmarks as quantitative strategies continued to suffer throughout the reporting period.


                               26 | 1.800.433.6884

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                               (PERFORMANCE GRAPH)

             HighMark
           Diversified     HighMark      HighMark
              Equity     Diversified   Diversified
            Allocation      Equity        Equity             Morningstar
              Fund,       Allocation    Allocation    S&P       Large
            Fiduciary    Fund, Class   Fund, Class    500       Growth
              Shares       A Shares      C Shares    Index     Category
           -----------   -----------   -----------   -----   -----------
11/15/06      10000          9450         10000      10000      10000
7/31/07       10609         10010         10545      10549      10612
7/31/08        9304          8757          9156       9379       9466
1/31/09        6004          5643          5879       6195       6080

+    Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED     GROSS       NET
                          SIX MONTH   ONE YEAR      SINCE      EXPENSE    EXPENSE
                            RETURN     RETURN     INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   --------   --------
Fiduciary Shares           -35.47%     -39.30%     -20.60%      2.68%      1.36%
Class A Shares             -35.56%     -39.42%     -20.80%      2.93%      1.61%
Class A Shares w/load*     -39.11%     -42.77%     -22.79%      2.93%      1.61%
Class C Shares             -35.79%     -39.84%     -21.36%      3.43%      2.31%
Class C Shares w/load**    -36.42%     -40.42%     -21.36%      3.43%      2.31%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 27

(HIGHMARK(R) FUNDS LOGO)

                                  FUND SECTORS

                                        % OF
SECTOR                               PORTFOLIO
------                               ---------
AFFILIATED EQUITY REGISTERED
   INVESMENT COMPANIES                 67.4%
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                24.8
EQUITY REGISTERED INVESTMENT
   COMPANIES                            4.4
FIXED INCOME REGISTERED
   INVESTMENT COMPANY                   1.9
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY                   1.5

GROWTH & INCOME ALLOCATION FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of -26.42% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index, respectively, returned -19.21% over the same period.

FACTORS AFFECTING PERFORMANCE

The recent six-month reporting period was marked by on-going challenges for the financial markets and economy as a whole. Credit markets continued to experience instability, volatility in equity markets surged and investors' appetite for risk diminished significantly.

During the reporting period, the Fund's equity exposure averaged 71.5%, contributing significantly to its under-performance. Its exposure to quantitatively managed strategies and small-cap stocks, as well as the under-performance of fixed-income funds when compared with their benchmarks, also detracted from performance. When compared with the Fund's benchmark, any exposure to the Russell 2000 Small Cap Index (-37.4%) or the MSCI EAFE International Equities Index (-46.6%) had a negative effect. The Fund's neutral asset allocation strategy included international and small-cap exposures. It was underweight in international equities, which added value. However, it was not enough to overcome previously mentioned factors.

Specific Holdings that detracted from performance included HighMark's Core Equity Fund, Small-Cap Advantage Fund and Small-cap Value Fund, all of which under-performed their benchmarks as quantitative strategies continued to suffer. HighMark Short Term Bond Fund, Bond Fund and Eaton Vance High Yield Fund also all under-performed their benchmarks, and therefore detracted from performance as well.


                               28 | 1.800.433.6884

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark
            Growth &     Growth &     Growth &                         Barclay    Citigroup
             Income       Income       Income      60/35/5             Capital     3-Month
           Allocation   Allocation   Allocation   Hybrid of              US           US
              Fund,        Fund,        Fund,        the       S&P    Aggregate    Treasury
            Fiduciary     Class A      Class C    following    500       Bond        Bill     Morningstar
             Shares       Shares       Shares      indexes    Index     Index       Index       Moderate
           ----------   ----------   ----------   ---------   -----   ---------   ---------   -----------
10/12/04      10000         9450        10000       10000     10000     10000       10000        10000
7/31/05       10885        10286        10820       10786     11159     10226       10192        10992
7/31/06       11365        10740        11219       11216     11759     10375       10613        11534
7/31/07       12765        12039        12485       12546     13656     10952       11150        12953
7/31/08       11852        11146        11484       12000     12142     11626       11490        12155
1/31/09        8728         8201         8415        9695      8020     12001       11554         9089

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED                 GROSS       NET
                          SIX MONTH   ONE YEAR     3 YEAR       SINCE      EXPENSE    EXPENSE
                            RETURN     RETURN      RETURN     INCEPTION   RATIO+++   RATIO+++
                          ---------   --------   ----------   ---------   --------   --------
Fiduciary Shares           -26.36%     -29.16%     -8.59%+     -3.11%+      1.63%      1.25%
Class A Shares             -26.42%     -29.32%     -8.76%      -3.24%       1.88%      1.50%
Class A Shares w/load*     -30.45%     -33.20%    -10.46%      -4.50%       1.88%      1.50%
Class C Shares             -26.72%     -29.84%     -9.40%      -3.93%       2.38%      2.20%
Class C Shares w/load**    -27.40%     -30.49%     -9.40%      -3.93%       2.38%      2.20%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 29

(HIGHMARK(R) FUNDS LOGO)

                                  FUND SECTORS

                                        % OF
SECTOR                               PORTFOLIO
------                               ---------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                52.2%
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                39.1
FIXED INCOME REGISTERED
   INVESTMENT COMPANY                   3.5
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY                   2.9
EQUITY REGISTERED INVESTMENT
   COMPANIES                            2.3

INCOME PLUS ALLOCATION FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of -15.63% (Class A Shares without load). In comparison the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index, respectively, returned -8.06% over the same period.

FACTORS AFFECTING PERFORMANCE

The recent six-month reporting period was marked by on-going challenges for the financial markets and economy as a whole. Credit markets continued to experience instability, volatility in equity markets surged and investors' appetite for risk diminished significantly.

During the reporting period, the Fund's equity exposure averaged 41.1%, contributing significantly to its under-performance. The Fund's exposure to quantitatively managed strategies and small-cap stocks, as well as the under-performance of fixed-income funds when compared with their benchmarks, also detracted from performance. When compared with the Fund's benchmark, any exposure to the Russell 2000 Small Cap Index (-37.4%) or the MSCI EAFE International Equities Index (-46.6%) had a negative effect. The Fund's neutral asset allocation strategy includes international and small-cap exposures. It was underweight in international equities, which added value. However, it was not enough to overcome previously mentioned factors.

Specific holdings that detracted from performance included HighMark's Core Equity Fund, Small-Cap Advantage Fund and Small-Cap Value Fund, all of which under-performed their benchmarks as quantitative strategies continued to suffer. Highmark Short Term Bond Fund, Bond Fund and Eaton Vance High Yield Fund also all underperformed their benchmarks, and therefore detracted from performance as well.


                               30 | 1.800.433.6884

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 INDEX, 65% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark
             Income       Income       Income                            Barclays   Citigroup
              Plus         Plus         Plus       30/65/5               Capital     3-Month
           Allocation   Allocation   Allocation   Hybrid of                US           US       Morningstar
              Fund,       Fund,         Fund,        the                Aggregate    Treasury   Conservative
            Fiduciary     Class A      Class C    following   S&P 500      Bond        Bill      Allocation
             Shares       Shares       Shares      indexes    Index++    Index++     Index++      Category
           ----------   ----------   ----------   ---------   -------   ---------   ---------   ------------
10/12/04      10000        9550         10000       10000      10000      10000       10000         10000
7/31/05       10470        9999         10410       10507      11159      10226       10192         10581
7/31/06       10796       10310         10660       10801      11759      10375       10613         10955
7/31/07       11719       11176         11473       11739      13656      10952       11150         11830
7/31/08       11434       10879         11092       11835      12142      11626       11490         11528
1/31/09        9659        9178          9324       10881       8020      12001       11554          9593

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED   ANNUALIZED     GROSS      NET
                          SIX MONTH   ONE YEAR     3 YEAR        SINCE      EXPENSE   EXPENSE
                            RETURN     RETURN      RETURN      INCEPTION   RATIO+++  RATIO+++
                          ---------   --------   ----------   ----------   --------  --------
Fiduciary Shares           -15.52%     -17.41%     -3.65%+      -0.80%+      1.81%     1.13%
Class A Shares             -15.63%     -17.62%     -3.81%       -0.92%       2.06%     1.38%
Class A Shares w/load*     -19.43%     -21.32%     -5.28%       -1.97%       2.06%     1.38%
Class C Shares             -15.94%     -18.21%     -4.48%       -1.61%       2.56%     2.08%
Class C Shares w/load**    -16.74%     -18.98%     -4.48%       -1.61%       2.56%     2.08%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 4.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 31

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                    % OF
HOLDING*                         PORTFOLIO
--------                         ---------
U.S. TREASURY INFLATION
   INDEX NOTE
   3.000%, 07/15/12                 6.1%
FNMA
   4.500%, 04/01/18                 5.3
FNMA
   5.500%, 03/01/20                 3.2
FNMA
   5.000%, 08/01/34                 2.8
MIDAMERICAN ENERGY HOLDINGS
   5.750%, 04/01/18                 2.8
FNMA
   5.500%, 04/01/36                 2.7
FHLMC GOLD
   4.000%, 06/01/19                 2.5
FNMA
   5.500%, 11/01/33                 2.2
FHLMC GOLD
   5.500%, 08/01/21                 1.9
FNMA
   4.500%, 07/01/20                 1.9

                                  FUND SECTORS

                                    % OF
SECTOR                           PORTFOLIO
------                           ---------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS     39.0%
FINANCIALS                         11.0
ASSET-BACKED SECURITIES             9.8
UTILITIES                           8.8
U.S. TREASURY OBLIGATIONS           8.3
CONSUMER DISCRETIONARY              5.6
REGISTERED INVESTMENT COMPANY       3.2
HEALTH CARE                         2.8
FOREIGN GOVERNMENTS                 2.4
TELECOMMUNICATION SERVICES          2.3
INFORMATION TECHNOLOGY              2.0
INDUSTRIAL                          1.8
CONSUMER STAPLES                    1.8
ENERGY                              1.2

*    EXCLUDES SHORT-TERM SECURITIES.

BOND FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Bond Fund (the "Fund") produced a total return of 0.92% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned 3.23% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by unprecedented volatility in global credit markets. A severe contraction of available credit led the Federal Reserve and the U.S. Treasury to lower funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities. Treasuries performed well during the period, and investors continued their flight to quality in the face of credit market turmoil. Returns on 5-year treasuries increased 9% for the period, while corresponding 30-year treasuries increased by 20%.

However, all other non-treasury, fixed-income sector returns lagged during the period. Corporate bond spreads, which had already widened to levels not seen in 10 years, expanded even further during the period. The Fund's underweight in treasuries and overweight in corporate bonds and other non-treasuries negatively impacted performance. As a result, the Fund underperformed its benchmark for the reporting period.


                               32 | 1.800.433.6884

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

(PHOTO OF JACK MONTGOMERY)

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                               (PERFORMANCE GRAPH)

                                                        Barclays
           HighMark   HighMark   HighMark   HighMark    Capital
             Bond       Bond       Bond       Bond        U.S.      Morningstar
            Fund,       Fund,      Fund,      Fund,    Aggregate   Intermediate-
          Fiduciary    Class A    Class B    Class C      Bond       Term Bond
            Shares     Shares     Shares     Shares      Index        Category
          ---------   --------   --------   --------   ---------   -------------
7/31/98     10000        9775      10000      10000      10000         10000
7/31/99     10160        9924      10160      10160      10249         10137
7/31/00     10654       10409      10654      10654      10861         10594
7/31/01     12010       11737      11929      12010      12238         11849
7/31/02     12501       12210      12290      12501      13160         12420
7/31/03     13315       12983      12965      13315      13873         13166
7/31/04     13938       13563      13446      13878      14544         13760
7/31/05     14544       14126      13893      14379      15241         14360
7/31/06     14702       14232      13901      14435      15463         14518
7/31/07     15495       14959      14517      15101      16323         15226
7/31/08     16335       15743      15160      15829      17327         15537
1/31/09     16486       15853      15228      15938      17887         15021

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS       NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares              0.92%      0.12%       3.96%        3.40%       4.63%        7.44%        0.98%     0.77%
Class A Shares                0.70%     -0.13%       3.69%        3.13%       4.47%        7.34%+       1.23%     1.02%
Class A Shares w/load*       -1.59%     -2.33%       2.90%        2.66%       4.24%        7.25%+       1.23%     1.02%
Class B Shares                0.45%     -0.82%       3.00%        2.42%       3.80%+       7.10%+       1.73%     1.70%
Class B Shares w/load**      -4.47%     -5.59%       2.07%        2.08%       3.80%+       7.10%+       1.73%     1.70%
Class C Shares                0.69%     -0.46%       3.34%        2.70%       4.28%+       7.29%+       1.48%     1.45%
Class C Shares w/load***     -0.30%     -1.41%       3.34%        2.70%       4.28%+       7.29%+       1.48%     1.45%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

* Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 33

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                         % OF
HOLDING*                              PORTFOLIO
--------                              ---------
ORANGE COUNTY, SANITATION
   DISTRICT SER B, COP,
   FSA INSURED,
   CALLABLE 02/01/17 @ 100
   5.000%, 02/01/23                      2.0%
M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I, RB,
   MBIA INSURED,
   CALLABLE 07/01/11 @ 100
   5.000%, 07/01/14                      1.9
EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/17/17                      1.9
SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT, ELECTION 2000, SER A,
   GO, FGIC INSURED,
   PREREFUNDED @ 100
   5.375%, 09/01/11                      1.8
METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA SER A, RB,
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                      1.8
SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, MBIA INSURED
   5.250%, 06/01/16                      1.7
EASTERN MUNICIPAL WATER DISTRICT
   SER A, COP, FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                      1.7
CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS,
   SER A, RB, FGIC INSURED
   5.000%, 02/01/14                      1.7
LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED,
   CALLABLE 07/01/11 @ 100
   5.250%, 07/01/13                      1.6
SOLANO COUNTY, COMMUNITY
   COLLEGE, ELECTION 2002, SER A,
   GO, MBIA INSURED,
   PREREFUNDED @ 100
   5.000%, 08/01/13                      1.6

                                  FUND SECTORS

                                         % OF
SECTOR                                PORTFOLIO
------                                ---------
REVENUE BONDS                           47.7%
GENERAL OBLIGATIONS                     36.0
CERTIFICATE OF PARTICIPATION            12.6
REGISTERED INVESTMENT COMPANY            2.1
TAX ALLOCATION                           1.6

*    EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 4.41% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 6.60% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets continued during the first six months of the Fund's reporting period, as well as bankruptcy and consolidation at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Additionally, the State of California projected a $42 billion budget deficit due to lower property tax revenue and increased spending.

The first half of the Fund's reporting period can accurately be described as unprecedented in the municipal bond market. Once largely thought of as a commoditized market, well-publicized problems with many bond insurers caused a renewed focus on the quality of individual municipal bonds themselves, rather than relying on insurance as many investors had done in the past. Fearing the poor quality of the insurance protection, a flight to quality in treasuries ensued. As a result, the Fund performed well through the fourth quarter 2008 due to its short-term exposure.

However, January 2009 saw a strong reversal. Investors realized the insurance protection was stronger than originally thought, and demand for municipal bonds once again grew, driving yields down. Investments with longer maturities did better than those with shorter-term maturities. As a result, performance suffered and the Fund lagged its benchmark for the reporting period.


                               34 | 1.800.433.6884

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

(PHOTO OF ROBERT BIGELOW)

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark       HighMark       HighMark       HighMark
           California     California     California     California     Barclays
          Intermediate   Intermediate   Intermediate   Intermediate    Capital     Morningstar
            Tax-Free       Tax-Free       Tax-Free       Tax-Free       7-Year      Municipal
           Bond Fund,     Bond Fund,     Bond Fund,     Bond Fund,    Municipal    California
            Fiduciary       Class A        Class B        Class C        Bond     Intermediate
             Shares         Shares         Shares         Shares        Index       Category
          ------------   ------------   ------------   ------------   ---------   ------------
7/31/98       10000           9775          10000          10000        10000         10000
7/31/99       10354          10122          10354          10354        10327         10273
7/31/00       10838          10597          10761          10838        10801         10725
7/31/01       11697          11428          11500          11697        11791         11528
7/31/02       12385          12103          12057          12385        12633         12175
7/31/03       12701          12395          12247          12701        13122         12412
7/31/04       13168          12822          12574          13113        13799         12914
7/31/05       13529          13143          12794          13364        14346         13407
7/31/06       13752          13327          12871          13488        14654         13675
7/31/07       14196          13727          13166          13829        15232         14125
7/31/08       14900          14361          13677          14407        16120         14397
1/31/09       15557          14978          14214          14981        17184         14407

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE    EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                           ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares              4.41%      4.30%       4.45%        3.28%       4.01%        4.47%        1.01%      0.52%
Class A Shares                4.30%      3.97%       4.18%        3.02%       3.85%        4.35%        1.26%      0.77%
Class A Shares w/load*        1.90%      1.63%       3.39%        2.56%       3.61%        4.19%        1.26%      0.77%
Class B Shares                3.93%      3.23%       3.46%        2.27%       3.07%+       3.85%+       1.76%      1.47%
Class B Shares w/load**      -1.07%     -1.77%       2.51%        1.92%       3.07%+       3.85%+       1.76%      1.47%
Class C Shares                3.98%      3.43%       3.68%        2.52%       3.62%+       4.21%+       1.51%      1.22%
Class C Shares w/load***      2.98%      2.43%       3.68%        2.52%       3.62%+       4.21%+       1.51%      1.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF THE STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 2.25% sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 35

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                       % OF
HOLDING*                            PORTFOLIO
--------                            ---------
GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                    3.3%
PHOENIX, GO
   PREREFUNDED @ 101
   5.000%, 07/01/09                    3.1
SEATTLE, MUNICIPAL LIGHT & POWER
   AUTHORITY, RB, LOC JPMORGAN
   CHASE BANK
   0.300%, 11/01/15                    2.8
SEATTLE, LIMITED TAX, SER B, GO
   5.500%, 03/01/11                    2.7
CLARK COUNTY, NEVADA AIRPORT
   REVENUE, SUBORDINATED LIEN,
   SER D-2, RB, LOC LANDESBANK
   BADEN-WURTT
   0.550%, 07/01/40                    2.6
SEATTLE, WATER SYSTEM REVENUE,
   RB, LOC BAYERISH LANDESBANK
   0.300%, 09/01/25                    2.6
SAN RAMON VALLEY, UNIFIED
   SCHOOL DISTRICT, ELECTION 2002,
   GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                    2.4
UTAH STATE, BOARD OF REGENTS
   AUXILIARY & CAMPUS FACILITIES
   REVENUE, SER A, RB,
   MBIA INSURED
   CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                    2.2
CHICO UNIFIED SCHOOL DISTRICT
   SER B, GO, FSA INSURED,
   CALLABLE 8/01/18 @ 100
   5.000%, 08/01/25                    2.1
PIERCE COUNTY, GO
   AMBAC INSURED
   CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                    2.0

                                  FUND SECTORS

                                       % OF
SECTOR                              PORTFOLIO
------                              ---------
GENERAL OBLIGATIONS                   49.4%
REVENUE BONDS                         42.6
REGISTERED INVESTMENT COMPANY          4.1
CERTIFICATE OF PARTICIPATION           2.4
TAX ALLOCATION                         1.5

*    EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 4.76% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 6.60% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets continued during the first six months of the Fund's reporting period, as well as bankruptcy and consolidation at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%.

The first half of the Fund's reporting period can accurately be described as unprecedented in the municipal bond market. Once largely thought of as a commoditized market, well-publicized problems with many bond insurers caused a renewed focus on the quality of individual municipal bonds themselves, rather than relying on insurance as many investors had done in the past. Fearing the poor quality of the insurance protection, a flight to quality in treasuries ensued. As a result, the Fund performed well through the fourth quarter 2008 due to its short-term exposure.

However, January 2009 saw a strong reversal. Investors realized the insurance protection was stronger than originally thought, and demand for municipal bonds once again grew, driving yields down. Investments with longer maturities did better than those with shorter term maturities. As a result, performance suffered and the Fund lagged its benchmark for the reporting period.


                               36 | 1.800.433.6884

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

(PHOTO OF ROBERT BIGELOW)

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark       HighMark
            National       National      Barclays
          Intermediate   Intermediate    Capital
            Tax Free       Tax Free       7-Year     Morningstar
           Bond Fund,     Bond Fund,    Municipal     National
            Fiduciary       Class A        Bond     Intermediate
             Series         Shares        Index       Category
          ------------   ------------   ---------   ------------
7/31/98       10000           9775        10000         10000
7/31/99       10210           9956        10327         10196
7/31/00       10542          10254        10801         10503
7/31/01       11403          11071        11791         11428
7/31/02       12021          11631        12633         12021
7/31/03       12346          11918        13122         12286
7/31/04       12738          12267        13799         12826
7/31/05       13047          12534        14346         13311
7/31/06       13300          12745        14654         13544
7/31/07       13794          13175        15232         13984
7/31/08       14492          13822        16120         14362
1/31/09       15182          14462        17184         14478

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                         SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE    EXPENSE
                           RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO+++   RATIO+++
                         ---------   --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares           4.76%       4.69%       4.82%        3.51%       3.81%+       4.97%+       1.05%      0.50%
Class A Shares             4.63%       4.44%       4.57%        3.26%       3.56%+       4.71%+       1.30%      0.75%
Class A Shares w/load*     2.29%       2.06%       3.79%        2.80%       3.32%+       4.59%+       1.30%      0.75%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF THE UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

*    Reflects 2.25% sales charge.


                           www.highmarkfunds.com | 37

(HIGHMARK(R) FUNDS LOGO)

                                TOP TEN HOLDINGS

                                     % OF
HOLDING*                          PORTFOLIO
--------                          ---------
FNMA
   5.500, 12/01/18                   3.5%
GNMA CMO REMIC,
   SER 52, CL A,
   4.287%, 01/16/30                  3.4
CITIBANK CREDIT
   CARD MASTER TRUST,
   SER 1999-2, CL A
   5.875%, 03/10/11                  3.3
U.S. TREASURY INFLATION
   INDEX NOTE,
   3.000%, 07/15/12                  2.7
CITIGROUP
   6.200%, 03/15/09                  2.2
WACHOVIA
   3.625%, 02/17/09                  2.2
HSBC BANK USA,
   3.875%, 09/15/09                  2.2
PG&E ENERGY RECOVERY FUNDING
   TRUST, SER 2005-2, CL A2,
   5.030%, 03/25/14                  2.2
FNMA
   5.500%, 08/01/15                  2.1
GNMA CMO REMIC,
   SER 25, CL AC,
   3.377%, 01/16/23                  2.0

                                  FUND SECTORS

                                     % OF
SECTOR                            PORTFOLIO
------                            ---------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS      40.9%
ASSET-BACKED SECURITIES             17.3
FINANCIALS                           9.5
REGISTERED INVESTMENT COMPANIES      7.4
UTILITIES                            6.8
ENERGY                               4.2
HEALTH CARE                          3.3
U.S. TREASURY OBLIGATION             2.7
CONSUMER STAPLES                     2.3
TELECOMMUNICATION SERVICES           2.3
CONSUMER DISCRETIONARY               1.6
INDUSTRIAL                           1.1
INFORMATION TECHNOLOGY               0.6

*    EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark Short Term Bond Fund (the "Fund") produced a total return of 1.42% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Bond Index, returned 2.83% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by unprecedented volatility in global credit markets. A severe contraction of available credit led the Federal Reserve and the U.S. Treasury to lower funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities. Treasuries performed well during the period, and investors continued their flight to quality in the face of credit market turmoil. Returns on 5-year treasuries increased 9% for the period, while corresponding 30-year treasuries increased by 20%.

However, all other non-treasury, fixed-income sector returns lagged during the period. Corporate bond spreads, which had already widened at the beginning of the period to levels not seen in 10 years, expanded even further. The Fund's underweight in treasuries and overweight in corporate bonds and other non-treasuries negatively impacted performance. As a result, the Fund underperformed its benchmark for the reporting period.


                               38 | 1.800.433.6884

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

(PHOTO OF JACK MONTGOMERY)

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                               (PERFORMANCE GRAPH)

                      HighMark   HighMark
           HighMark     Short      Short
            Short       Term       Term
          Term Bond     Bond       Bond      Barclays Capital
            Fund,       Fund,      Fund,      1-3 Year U.S.     Morningstar
          Fiduciary    Class A    Class C   Government/Credit    Short Bond
            Shares     Shares     Shares+        Index++          Category
          ---------   --------   --------   -----------------   -----------
11/2/04     10000        9775      10000          10000            10000
7/31/05     10034        9792      10028          10045            10063
7/31/06     10306       10033      10226          10346            10306
7/31/07     10801       10478      10648          10898            10782
7/31/08     11363       10995      11121          11576            10916
1/31/09     11525       11136      11237          11903            10614

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                 ANNUALIZED   ANNUALIZED     GROSS      NET
                          SIX MONTH   ONE YEAR     3 YEAR        SINCE      EXPENSE   EXPENSE
                            RETURN     RETURN      RETURN      INCEPTION   RATIO+++  RATIO+++
                          ---------   --------   ----------   ----------   --------  --------
Fiduciary Shares             1.42%      2.36%       4.31%       3.40%        0.97%     0.68%
Class A Shares               1.29%      2.09%       4.01%       3.11%        1.22%     0.93%
Class A Shares w/load*      -1.02%     -0.20%       3.21%       2.56%        1.22%     0.93%
Class C Shares               1.05%      1.62%       3.58%       2.78%+       1.47%     1.38%
Class C Shares w/load**      0.05%      0.64%       3.58%       2.78%+       1.47%     1.38%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT www.highmarkfunds.com.

+ The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

+++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

* Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**   Reflects maximum CDSC of 1.00%.


                           www.highmarkfunds.com | 39

(HIGHMARK(R) FUNDS LOGO)

                                  FUND SECTORS

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                                     % OF
SECTOR                            PORTFOLIO
------                            ---------
REVENUE BONDS                       78.9%
GENERAL OBLIGATIONS                  9.9
TAX EXEMPT COMMERCIAL PAPER          4.7
CERTIFICATES OF PARTICIPATION        4.1
REGISTERED INVESTMENT COMPANIES      1.6
SPECIAL TAX                          0.7
TAX AND REVENUE ANTICIPATION
   NOTES                             0.1

CALIFORNIA TAX-FREE MONEY MARKET FUND*

PERFORMANCE

As of January 31, 2009, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.53% (Fiduciary Shares). Using a combined federal and California state income tax rate of 34.30%, the seven-day effective yield is equivalent to a 0.81% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve lowered short-term interest rates from 2% to a range between 0.25% and 0%. Economic growth continued to slow as a result of the collapsed housing and mortgage industry, which strained global financial markets. Several major commercial banks and investment firms either failed or consolidated during the period. Additionally, the State of California projected a $42 billion budget deficit due to lower property tax revenue and increased spending.

Municipal note yields decreased from 1.59% to 0.93% during the Fund's reporting period, reflecting a lower interest rate environment and expectations that the Federal Open Market Committee would keep rates low to encourage economic expansion activity. The Fund maintained a shorter average weighted maturity than its peer group during the reporting period.

As of January 31, 2009, California's long-term ratings from the three major rating agencies were A1/A+/A+ and the Fund's weighted average maturity was 15 days, down from 21 days. On February 2, 2009, the S&P downgraded California's long-term rating from A+ to A.

* An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government other than the protection offered through participation of the Fund in the U.S. Department of Treasury's Temporary Guarantee Program. See Note 11 to the accompanying financial statements. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**   The seven-day effective yields, as of January 31, 2009, are as follows:

                                        CLASS A   CLASS S
                                         SHARES    SHARES
                                        -------   -------
California Tax-Free Money Market Fund    0.28%     0.03%


                               40 | 1.800.433.6884

                                                        (HIGHMARK(R) FUNDS LOGO)

TAXABLE MONEY MARKET FUNDS*

PERFORMANCE

For the six-month period ended January 31, 2009, HighMark 100% U.S. Treasury Money Market Fund produced a seven-day effective yield of 0.05% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 0.15% (Fiduciary Shares)**, HighMark Treasury Plus Money Market Fund produced a seven day effective yield of 0.30% (Fiduciary Shares)** and HighMark Diversified Money Market Fund produced a seven-day effective yield of 1.19% (Fiduciary Shares)**.

FACTORS AFFECTING PERFORMANCE

During the six-month reporting period, credit and liquidity stresses, which emanated from the home mortgage market, spread to the broader U.S. and global economy. In mid-September 2008, Freddie Mac and Fannie Mae, the two largest mortgage-related government sponsored entities, were placed into conservatorship of the U.S. Treasury. This was followed by the rescue of insurance company, AIG, by the federal government and the bankruptcy filing of Lehman Brothers. In connection with these events, investors flocked to safety in direct U.S. Treasury bills and Treasury-only money market funds, driving demand higher, and as a consequence, driving yields lower to near zero.

Inter-bank lending froze and the government quickly enacted several measures to stabilize the markets and provide liquidity. These measures included offering temporary insurance for money market funds and putting an FDIC-guarantee on debt issued by certain deposit-based entities. Short-term interest rates were also lowered during the period; from 2% at the beginning of the reporting period to a new target range of 0% to 0.25%.

HighMark 100% U.S. Treasury Money Market Fund maintained its strategy of investing in shorter-maturity instruments. However, this was increasingly difficult due to record low yields and a dramatic increase in demand over market supply. As a result, the Fund's performance suffered.

HighMark U.S. Government Money Market Fund tracked declining market yields, although with a slight lag. As assets matured, the Fund began to purchase FDIC-guaranteed corporate issues to enhance return without trading-off liquidity.

HighMark Treasury Plus Money Market Fund was launched on August 14, 2008. This Fund is permitted to invest in repurchase agreements secured by U.S. Treasury securities, which makes the Fund easier to manage given the lack of yield on short-term treasury instruments.

The HighMark Diversified Money Market Fund continued to invest in asset backed commercial paper, although maturities were shortened. The Fund was able to weather the past year's storm by carefully managing portfolio liquidity and exercising vigilance with regard to credit quality.

* An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government other than the protection offered through participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program. See Note 11 to the accompanying financial statements. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**   The seven-day effective yields, as of January 31, 2009, are as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS S   FIDUCIARY
                                        SHARES    SHARES    SHARES    SHARES     SHARES
                                       -------   -------   -------   -------   ---------
Diversified Money Market Fund           0.94%      n/a       n/a      0.68%      1.19%
Treasury Plus Money Market Fund         0.08%      n/a       n/a      0.00%      0.30%
U.S. Government Money Market Fund       0.05%     0.05%     0.05%     0.05%      0.15%
100% U.S. Treasury Money Market Fund    0.05%      n/a       n/a      0.05%      0.05%

The above yields reflect voluntary waivers in place; without such waivers, yields would be lower.

                                  FUND SECTORS

                          DIVERSIFIED MONEY MARKET FUND

                                   % OF
SECTOR                          PORTFOLIO
------                          ---------
CERTIFICATES OF DEPOSIT           50.0%
COMMERCIAL PAPER - DISCOUNTED      38.6
CORPORATE OBLIGATIONS              10.3
BANK NOTE                           0.9
VARIABLE RATE DEMAND NOTE           0.1
REPURCHASE AGREEMENT                0.1

                         TREASURY PLUS MONEY MARKET FUND

                                   % OF
SECTOR                          PORTFOLIO
------                          ---------
REPURCHASED AGREEMENTS            61.2%
U.S. TREASURY BILLS               30.8
PROMISSORY NOTE                    4.0
CORPORATE OBLIGATIONS              4.0

                        U.S. GOVERNMENT MONEY MARKET FUND

                                   % OF
SECTOR                          PORTFOLIO
------                          ---------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS                    44.6%
REPURCHASE AGREEMENTS             34.0
VARIABLE RATE DEMAND NOTES        15.2
PROMISSORY NOTE                    4.2
CORPORATE OBLIGATIONS              2.0

                      100% U.S. TREASURY MONEY MARKET FUND

                                   % OF
SECTOR                          PORTFOLIO
------                          ---------
U.S. TREASURY BILLS               100.0%


                           www.highmarkfunds.com | 41

(HIGHMARKS(R) FUNDS LOGO)

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
BALANCED FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  773.90      0.97%      $ 4.34
Class A Shares .................    1,000.00      772.60      1.22%        5.45
Class B Shares .................    1,000.00      771.00      1.82%        8.12
Class C Shares .................    1,000.00      770.50      1.82%        8.12
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.32      0.97%      $ 4.94
Class A Shares .................    1,000.00    1,019.06      1.22%        6.21
Class B Shares .................    1,000.00    1,016.03      1.82%        9.25
Class C Shares .................    1,000.00    1,016.03      1.82%        9.25
COGNITIVE VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  645.40      1.02%      $ 4.23
Class A Shares .................    1,000.00      644.20      1.39%        5.76
Class C Shares .................    1,000.00      642.30      2.02%        8.36
Class M Shares .................    1,000.00      646.00      1.02%        4.23
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.06      1.02%      $ 5.19
Class A Shares .................    1,000.00    1,018.20      1.39%        7.07
Class C Shares .................    1,000.00    1,015.02      2.02%       10.26
Class M Shares .................    1,000.00    1,020.06      1.02%        5.19

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
CORE EQUITY FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  656.90      0.91%      $ 3.80
Class A Shares .................    1,000.00      655.50      1.20%        5.01
Class B Shares .................    1,000.00      653.10      1.80%        7.50
Class C Shares .................    1,000.00      652.60      1.80%        7.50
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.62      0.91%      $ 4.63
Class A Shares .................    1,000.00    1,019.16      1.20%        6.11
Class B Shares .................    1,000.00    1,016.13      1.80%        9.15
Class C Shares .................    1,000.00    1,016.13      1.80%        9.15
ENHANCED GROWTH FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00      632.80      1.00%      $ 4.12
Class A Shares .................    1,000.00      631.40      1.39%        5.72
Class C Shares .................    1,000.00      629.50      2.00%        8.21
Class M Shares .................    1,000.00      633.20      1.00%        4.12
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00    1,020.16      1.00%      $ 5.09
Class A Shares .................    1,000.00    1,018.20      1.39%        7.07
Class C Shares .................    1,000.00    1,015.12      2.00%       10.16
Class M Shares .................    1,000.00    1,020.16      1.00%        5.09


                               42 | 1.800.433.6884

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
FUNDAMENTAL EQUITY FUND**
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00      663.20      0.82%      $ 3.44
Class A Shares .................    1,000.00      662.80      1.22%        5.11
Class C Shares .................    1,000.00      660.30      1.72%        7.20
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00    1,021.07      0.82%      $ 4.18
Class A Shares .................    1,000.00    1,019.06      1.22%        6.21
Class C Shares .................    1,000.00    1,016.53      1.72%        8.74
INTERNATIONAL OPPORTUNITIES FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  573.80      1.38%      $ 5.47
Class A Shares .................    1,000.00      573.50      1.57%        6.23
Class C Shares .................    1,000.00      572.10      2.27%        8.99
Class M Shares .................    1,000.00      574.50      1.27%        5.04
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,018.25      1.38%      $ 7.02
Class A Shares .................    1,000.00    1,017.29      1.57%        7.98
Class C Shares .................    1,000.00    1,013.76      2.27%       11.52
Class M Shares .................    1,000.00    1,018.80      1.27%        6.46
LARGE CAP GROWTH FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  703.30      0.94%      $ 4.04
Class A Shares .................    1,000.00      703.10      1.22%        5.24
Class B Shares .................    1,000.00      701.80      1.82%        7.81
Class C Shares .................    1,000.00      701.00      1.82%        7.80
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.47      0.94%      $ 4.79
Class A Shares .................    1,000.00    1,019.06      1.22%        6.21
Class B Shares .................    1,000.00    1,016.03      1.82%        9.25
Class C Shares .................    1,000.00    1,016.03      1.82%        9.25
LARGE CAP VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  704.90      0.94%      $ 4.04
Class A Shares .................    1,000.00      703.80      1.20%        5.15
Class B Shares .................    1,000.00      701.40      1.80%        7.72
Class C Shares .................    1,000.00      701.60      1.80%        7.72
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.47      0.94%      $ 4.79
Class A Shares .................    1,000.00    1,019.16      1.20%        6.11
Class B Shares .................    1,000.00    1,016.13      1.80%        9.15
Class C Shares .................    1,000.00    1,016.13      1.80%        9.15
SMALL CAP ADVANTAGE FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  595.00      1.27%      $ 5.11
Class A Shares .................    1,000.00      594.30      1.57%        6.31
Class C Shares .................    1,000.00      589.90      2.17%        8.70
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,018.80      1.27%      $ 6.46
Class A Shares .................    1,000.00    1,017.29      1.57%        7.98
Class C Shares .................    1,000.00    1,014.27      2.17%       11.02

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
SMALL CAP VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  609.20      1.27%      $ 5.15
Class A Shares .................    1,000.00      608.30      1.52%        6.16
Class B Shares .................    1,000.00      606.40      2.12%        8.58
Class C Shares .................    1,000.00      606.60      2.12%        8.58
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,018.80      1.27%      $ 6.46
Class A Shares .................    1,000.00    1,017.54      1.52%        7.73
Class B Shares .................    1,000.00    1,014.52      2.12%       10.76
Class C Shares .................    1,000.00    1,014.52      2.12%       10.76
VALUE MOMENTUM
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  637.00      0.97%      $ 4.00
Class A Shares .................    1,000.00      635.90      1.22%        5.03
Class B Shares .................    1,000.00      634.20      1.82%        7.50
Class C Shares .................    1,000.00      634.10      1.82%        7.50
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,020.32      0.97%      $ 4.94
Class A Shares .................    1,000.00    1,019.06      1.22%        6.21
Class B Shares .................    1,000.00    1,016.03      1.82%        9.25
Class C Shares .................    1,000.00    1,016.03      1.82%        9.25
CAPITAL GROWTH ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  671.20      0.33%      $ 1.39
Class A Shares .................    1,000.00      670.20      0.59%        2.48
Class C Shares .................    1,000.00      667.70      1.29%        5.42
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,023.54      0.33%      $ 1.68
Class A Shares .................    1,000.00    1,022.23      0.59%        3.01
Class C Shares .................    1,000.00    1,018.70      1.29%        6.56
DIVERSIFIED EQUITY ALLOCATION
   FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  645.30      0.35%      $ 1.45
Class A Shares .................    1,000.00      644.40      0.59%        2.45
Class C Shares .................    1,000.00      642.10      1.30%        5.38
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,023.44      0.35%      $ 1.79
Class A Shares .................    1,000.00    1,022.23      0.59%        3.01
Class C Shares .................    1,000.00    1,018.65      1.30%        6.61
GROWTH & INCOME ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  736.40      0.33%      $ 1.44
Class A Shares .................    1,000.00      735.80      0.58%        2.54
Class C Shares .................    1,000.00      732.80      1.28%        5.59
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,023.54      0.33%      $ 1.68
Class A Shares .................    1,000.00    1,022.28      0.58%        2.96
Class C Shares .................    1,000.00    1,018.75      1.28%        6.51


                           www.highmarkfunds.com | 43

(HIGHMARK(R) FUNDS LOGO)

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
INCOME PLUS ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $  844.80      0.37%       $1.72
Class A Shares .................    1,000.00      843.70      0.62%        2.88
Class C Shares .................    1,000.00      840.60      1.32%        6.12
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,023.34      0.37%       $1.89
Class A Shares .................    1,000.00    1,022.08      0.62%        3.16
Class C Shares .................    1,000.00    1,018.55      1.32%        6.72
BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,009.20      0.77%       $3.90
Class A Shares .................    1,000.00    1,007.00      1.02%        5.16
Class B Shares .................    1,000.00    1,004.50      1.70%        8.59
Class C Shares .................    1,000.00    1,006.90      1.45%        7.33
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,021.32      0.77%       $3.92
Class A Shares .................    1,000.00    1,020.06      1.02%        5.19
Class B Shares .................    1,000.00    1,016.64      1.70%        8.64
Class C Shares .................    1,000.00    1,017.90      1.45%        7.37
CALIFORNIA INTERMEDIATE TAX-FREE
   BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,044.10      0.52%       $2.68
Class A Shares .................    1,000.00    1,043.00      0.77%        3.97
Class B Shares .................    1,000.00    1,039.30      1.47%        7.56
Class C Shares .................    1,000.00    1,039.80      1.22%        6.27
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,022.58      0.52%       $2.65
Class A Shares .................    1,000.00    1,021.32      0.77%        3.92
Class B Shares .................    1,000.00    1,017.80      1.47%        7.48
Class C Shares .................    1,000.00    1,019.06      1.22%        6.21
NATIONAL INTERMEDIATE TAX-FREE
  BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,047.60      0.37%       $1.91
Class A Shares .................    1,000.00    1,046.30      0.62%        3.20
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,023.34      0.37%       $1.89
Class A Shares .................    1,000.00    1,022.08      0.62%        3.16
SHORT TERM BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,014.20      0.67%       $3.40
Class A Shares .................    1,000.00    1,012.90      0.93%        4.72
Class C Shares .................    1,000.00    1,010.50      1.38%        6.99
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,021.83      0.67%       $3.41
Class A Shares .................    1,000.00    1,020.52      0.93%        4.74
Class C Shares .................    1,000.00    1,018.25      1.38%        7.02

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
CALIFORNIA TAX-FREE MONEY MARKET
  FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,009.40      0.53%       $2.68
Class A Shares .................    1,000.00    1,008.20      0.78%        3.95
Class S Shares .................    1,000.00    1,006.90      1.02%        5.16
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,022.53      0.53%       $2.70
Class A Shares .................    1,000.00    1,021.27      0.78%        3.97
Class S Shares .................    1,000.00    1,020.06      1.02%        5.19
DIVERSIFIED TAX-FREE MONEY
   MARKET FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,011.40      0.57%       $2.89
Class A Shares .................    1,000.00    1,010.10      0.82%        4.15
Class S Shares .................    1,000.00    1,008.80      1.07%        5.42
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,022.33      0.57%       $2.91
Class A Shares .................    1,000.00    1,021.07      0.82%        4.18
Class S Shares .................    1,000.00    1,019.81      1.07%        5.45
TREASURY PLUS MONEY MARKET
   FUND***
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,003.30      0.08%       $0.38
Class A Shares .................    1,000.00    1,000.70      0.28%        1.31
Class S Shares .................    1,000.00    1,000.00      0.08%        0.37
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,024.80      0.08%       $0.38
Class A Shares .................    1,000.00    1,023.79      0.28%        1.33
Class S Shares .................    1,000.00    1,024.80      0.08%        0.38
U.S. GOVERNMENT MONEY MARKET
   FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,008.30      0.57%       $2.89
Class A Shares .................    1,000.00    1,007.10      0.81%        4.10
Class B Shares .................    1,000.00    1,003.90      1.41%        7.12
Class C Shares .................    1,000.00    1,005.00      1.23%        6.22
Class S Shares .................    1,000.00    1,005.90      1.05%        5.31
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,022.33      0.57%       $2.91
Class A Shares .................    1,000.00    1,021.12      0.81%        4.13
Class B Shares .................    1,000.00    1,018.10      1.41%        7.17
Class C Shares .................    1,000.00    1,019.00      1.23%        6.26
Class S Shares .................    1,000.00    1,019.91      1.05%        5.35


                               44 | 1.800.433.6884

                                   BEGINNING     ENDING        NET      EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE AT    VALUE AT     EXPENSE     DURING
                                     8/1/08     1/31/09      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
100% U.S. TREASURY MONEY MARKET
   FUND
ACTUAL FUND RETURN
Fiduciary Shares ...............   $1,000.00   $1,002.50      0.48%       $2.42
Class A Shares .................    1,000.00    1,001.70      0.61%        3.08
Class S Shares .................    1,000.00    1,001.20      0.74%        3.78
HYPOTHETICAL
Fiduciary Shares ...............   $1,000.00   $1,022.79      0.48%       $2.45
Class A Shares .................    1,000.00    1,022.13      0.61%        3.11
Class S Shares .................    1,000.00    1,021.42      0.75%        3.82

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**   The Fundamental Equity Fund commenced operations on August 1, 2008.

***  The Treasury Plus Money Market Fund commenced operations on August 14,
     2008.


                           www.highmarkfunds.com | 45

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BALANCED FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 62.6%+
CONSUMER DISCRETIONARY - 3.2%
   Carnival                                              2,730   $        49,659
   Kohl's *                                              5,427           199,225
   Lowe's                                                6,530           119,303
   Nordstrom                                             4,120            52,283
   Staples                                              11,800           188,092
   Tiffany & Co.                                         2,470            51,253
                                                                 ---------------
                                                                         659,815
                                                                 ---------------
CONSUMER STAPLES - 10.4%
   Altria Group                                          5,985            98,992
   Avon Products                                         3,155            64,520
   Cadbury PLC, SP ADR                                   2,800            90,440
   CVS Caremark                                         14,515           390,163
   Kellogg                                               2,535           110,754
   Kroger                                                4,175            93,937
   PepsiCo                                               5,165           259,438
   Philip Morris International                           6,930           257,450
   Procter & Gamble                                      8,485           462,433
   Wal-Mart Stores                                       6,565           309,343
                                                                 ---------------
                                                                       2,137,470
                                                                 ---------------
ENERGY - 10.6%
   Cameron International *                               5,635           130,507
   EOG Resources                                         2,100           142,317
   Exxon Mobil                                          10,388           794,474
   Occidental Petroleum                                  5,690           310,390
   Schlumberger                                          3,430           139,978
   Suncor Energy                                        13,520           260,260
   Tenaris, ADR                                          1,800            35,622
   Ultra Petroleum *                                     2,520            90,292
   XTO Energy                                            7,455           276,506
                                                                 ---------------
                                                                       2,180,346
                                                                 ---------------
FINANCIALS - 4.8%
   American Express                                      2,900            48,517
   Goldman Sachs Group                                   1,835           148,140
   Hanover Insurance Group                               7,970           322,147
   Invesco                                               9,560           112,712
   JPMorgan Chase                                       13,418           342,293
                                                                 ---------------
                                                                         973,809
                                                                 ---------------
HEALTH CARE - 7.4%
   Abbott Laboratories                                   8,325           461,538
   Genentech *                                             980            79,615
   Hospira *                                             4,795           119,395
   Johnson & Johnson                                     4,145           239,125
   Medtronic                                             1,835            61,454

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Merck                                                 6,530   $       186,432
   Wyeth                                                 6,790           291,766
   Zimmer Holdings *                                     1,900            69,160
                                                                 ---------------
                                                                       1,508,485
                                                                 ---------------
INDUSTRIAL - 6.3%
   3M                                                    2,250           121,028
   Danaher                                               9,920           554,826
   Deere                                                 3,095           107,520
   Donaldson                                             4,000           124,480
   Emerson Electric                                      6,580           215,166
   Rockwell Collins                                      4,490           169,183
                                                                 ---------------
                                                                       1,292,203
                                                                 ---------------
INFORMATION TECHNOLOGY - 9.8%
   Accenture, Cl A                                       2,520            79,531
   Apple *                                                 720            64,894
   Applied Materials                                    14,510           135,959
   Cisco Systems *                                      21,175           316,990
   Citrix Systems *                                      8,335           175,368
   Google, Cl A *                                          880           297,906
   Intel                                                18,575           239,617
   Linear Technology                                     6,275           146,961
   Microsoft                                             9,280           158,688
   Oracle *                                             18,550           312,197
   QUALCOMM                                              2,400            82,920
                                                                 ---------------
                                                                       2,011,031
                                                                 ---------------
MATERIALS - 4.4%
   Alcoa                                                 6,575            51,219
   Ecolab                                                5,770           195,949
   Praxair                                               7,470           465,082
   Weyerhaeuser                                          7,060           193,020
                                                                 ---------------
                                                                         905,270
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.6%
   Verizon Communications                               11,165           333,499
                                                                 ---------------
UTILITIES - 4.1%
   Cleco                                                13,105           299,449
   Exelon                                                2,455           133,110
   ITC Holdings                                          1,905            79,972
   Wisconsin Energy                                      7,265           323,874
                                                                 ---------------
                                                                         836,405
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $14,749,996)                                              12,838,333
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                               46 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 9.4%
   FHLMC Gold
      6.500%, 11/01/09                         $         1,083   $         1,089
      6.000%, 09/01/17                                  96,082           100,319
      5.000%, 10/01/20                                  41,095            42,118
      4.500%, 03/01/18                                  37,780            38,787
      4.500%, 05/01/19                                  51,451            52,298
   FNMA
      8.000%, 05/01/25                                  18,177            19,300
      7.000%, 07/01/26                                  16,842            17,914
      7.000%, 12/01/27                                  20,714            22,027
      6.500%, 05/01/14                                  47,820            50,010
      6.500%, 01/01/28                                  24,276            25,498
      6.500%, 05/01/29                                  11,492            12,070
      6.000%, 02/01/17                                 100,093           104,538
      6.000%, 03/01/28                                  19,731            20,501
      6.000%, 05/01/28                                  22,981            23,879
      5.500%, 12/01/17                                 101,073           104,664
      5.500%, 11/01/33                                 210,960           216,757
      5.000%, 12/01/17                                  33,359            34,367
      5.000%, 04/01/18                                 179,296           184,489
      5.000%, 11/01/18                                  14,282            14,695
      4.500%, 02/01/19                                 120,527           122,888
      4.500%, 05/01/19                                 301,433           306,773
      4.500%, 06/01/19                                  40,594            41,313
      4.000%, 09/01/18                                  28,572            28,953
      FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                                 143,415           143,901
   GNMA
      7.000%, 02/15/26                                  21,167            22,679
      7.000%, 10/15/27                                  23,227            24,893
      7.000%, 03/15/29                                  27,737            29,692
      6.500%, 05/15/28                                  18,640            19,456
      6.500%, 01/15/29                                  32,853            34,292
      6.000%, 04/15/29                                  61,277            63,379
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,862,750)                                             1,923,539
                                                                 ---------------
CORPORATE OBLIGATIONS - 13.3%
CONSUMER DISCRETIONARY - 2.5%
   Comcast Cable Communications
      6.875%, 06/15/09                                 150,000           151,480
   MGM Mirage
      8.500%, 09/15/10                                  50,000            40,250

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
   News America
      5.300%, 12/15/14                         $       100,000   $        97,013
   Staples
      9.750%, 01/15/14                                  50,000            53,179
   Time Warner Entertainment
      8.375%, 03/15/23                                 175,000           176,372
                                                                 ---------------
                                                                         518,294
                                                                 ---------------
CONSUMER STAPLES - 1.0%
   General Mills
      5.700%, 02/15/17                                 100,000           101,997
   Safeway
      7.500%, 09/15/09                                 100,000           102,468
                                                                 ---------------
                                                                         204,465
                                                                 ---------------
ENERGY - 0.5%
   ConocoPhillips
      5.750%, 02/01/19                                 100,000           100,451
                                                                 ---------------
FINANCIALS - 3.7%
   Bank of America
      5.650%, 05/01/18                                 100,000            90,567
   Citigroup
      6.200%, 03/15/09                                 150,000           150,077
   GE Global Insurance
      7.750%, 06/15/30                                 200,000           178,473
   JPMorgan Chase Bank
      6.000%, 10/01/17                                 125,000           121,783
   Lehman Brothers Holdings, MTN (A)
      5.625%, 01/24/13                                 125,000            17,500
   Morgan Stanley
      6.750%, 04/15/11                                 200,000           199,966
                                                                 ---------------
                                                                         758,366
                                                                 ---------------
FOREIGN GOVERNMENT - 0.7%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                                 100,000           138,216
                                                                 ---------------
HEALTH CARE - 0.9%
   HCA
      7.875%, 02/01/11                                  40,000            37,900
   UnitedHealth Group
      5.250%, 03/15/11                                 150,000           150,430
                                                                 ---------------
                                                                         188,330
                                                                 ---------------
INDUSTRIAL - 0.7%
   General Electric
      5.000%, 02/01/13                                 150,000           149,724
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 47

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BALANCED FUND (CONCLUDED)

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
INFORMATION TECHNOLOGY - 0.8%
   International Business Machines
      6.500%, 01/15/28                         $       100,000   $       103,539
      5.700%, 09/14/17                                  50,000            52,996
                                                                 ---------------
                                                                         156,535
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.6%
   Bell Atlantic Maryland
      8.000%, 10/15/29                                  75,000            73,664
   New England Telephone & Telegraph
      7.875%, 11/15/29                                  50,000            48,247
                                                                 ---------------
                                                                         121,911
                                                                 ---------------
UTILITIES - 1.9%
   Duke Energy
      6.300%, 02/01/14                                 100,000           102,566
   MidAmerican Energy Holdings
      5.750%, 04/01/18                                 100,000            99,332
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                 200,000           199,174
                                                                 ---------------
                                                                         401,072
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $2,965,008)                                                2,737,364
                                                                 ---------------
ASSET-BACKED SECURITIES - 4.3%
   Chase Mortgage Finance, Ser
      2004-S1, CI A3
      5.500%, 02/25/19                                 180,228           176,680
   Citibank Credit Card Master Trust, Ser
      1999-2, Cl A
      5.875%, 03/10/11                                  15,000            15,032
   CS First Boston Mortgage Securities, Ser
      2005-C1, Cl A4 (B)
      5.014%, 02/15/38                                 150,000           126,405
   Lehman Mortgage Trust, Ser
      2007-8, Cl 1A1
      6.000%, 09/25/37                                 280,631           162,942
   Merrill Lynch Mortgage Trust, Ser
      2002-MW1, CI A3
      5.403%, 07/12/34                                 116,546           114,911
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                 120,000           117,725
   Wells Fargo Mortgage Backed
      Securities Trust, Ser
      2007-7, Cl A1
      6.000%, 06/25/37                                 268,621           161,341
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $1,111,135)                                                  875,036
                                                                 ---------------

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
U.S. TREASURY OBLIGATION - 1.2%
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12                         $       200,000   $       245,090
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $228,223)
                                                                         245,090
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 1.1%
   Financial Select Sector SPDR ETF                     23,390           216,124
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $501,988)                                                    216,124
                                                                 ---------------
REPURCHASE AGREEMENT - 7.6%
   Deutsche Bank
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $1,569,022
      (collateralized by a U.S. Treasury
      Bond obligation, par value $1,075,000,
      7.500%, 11/15/24, total market value
      $1,600,370)                              $     1,568,989         1,568,989
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,568,989)                                                1,568,989
                                                                 ---------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $22,988,089)                                              20,404,475
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%
                                                                         105,497
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    20,509,972
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $17,500, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

CMO    - COLLATERALIZED MORTGAGE OBLIGATION

ETF    - EXCHANGE TRADED FUND

FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN    - MEDIUM TERM NOTE

PLC    - PUBLIC LIABILITY COMPANY

REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER    - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

        The accompanying notes are an integral part of the financial statements.


                              48 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 91.9%+
CONSUMER DISCRETIONARY - 11.6%
   Ark Restaurants                                      11,900   $       123,998
   Ascent Media *                                        6,400           166,912
   Bally Technologies *                                  6,000           121,140
   Brink's Home Security Holdings *                      8,700           198,969
   California Coastal Communities *                     64,100            80,766
   Carter's *                                           12,500           212,375
   Cato, Cl A                                           51,900           686,637
   Charlotte Russe Holding *                            18,000            92,700
   Churchill Downs                                       6,600           227,766
   Core-Mark Holding *                                  13,000           238,420
   Dollar Tree Stores *                                  6,100           260,531
   Dorman Products *                                    17,800           177,822
   DreamWorks Animation SKG *                            5,300           116,335
   Finish Line, Cl A                                    43,800           208,050
   Hawk, Cl A *                                         23,400           395,226
   Helen of Troy *                                      11,000           115,170
   Interactive Data                                      5,400           123,174
   International Speedway, Cl A                          4,800           111,744
   Jack in the Box *                                     8,900           201,051
   Lacrosse Footwear                                    15,200           163,552
   Matthews International                                3,400           132,396
   Monro Muffler Brake                                   9,500           230,565
   National Presto Industries                            6,600           443,124
   Phillips-Van Heusen                                   6,700           127,434
   Polo Ralph Lauren                                     3,100           127,193
   Pomeroy IT Solutions *                               11,485            34,570
   RadioShack                                           31,500           360,990
   RG Barry *                                           35,600           228,196
   Shiloh Industries                                    25,800            59,340
   Snap-on                                               5,200           156,936
   Sport Supply Group                                   29,700           239,382
   Stage Stores                                         22,000           157,300
   Steiner Leisure *                                    16,700           416,331
   Steven Madden *                                       8,200           142,516
   Stoneridge *                                         54,000           105,840
   Wet Seal *                                           98,000           255,780
   WMS Industries *                                      6,300           139,986
   Wolverine World Wide                                  8,100           146,934
   World Wrestling Entertainment, Cl A                   8,800            85,712
                                                                 ---------------
                                                                       7,612,863
                                                                 ---------------
CONSUMER STAPLES - 5.1%
   Alberto-Culver                                        7,400           181,004
   Casey's General Stores                               19,200           408,000
   Corn Products International                          16,900           391,235
   Del Monte Foods                                      23,800           158,508
   J & J Snack Foods                                     4,500           157,095
   JM Smucker                                            5,100           230,265
   Lancaster Colony                                     12,200           444,202

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
CONSUMER STAPLES - (CONTINUED)
   Nash Finch                                            4,000   $       172,120
   National Beverage *                                  26,100           227,331
   Nu Skin Enterprises, Cl A                            15,500           147,095
   Pantry *                                              9,800           162,974
   Pricesmart                                           10,300           167,890
   Schiff Nutrition International *                     28,500           137,085
   Village Super Market                                  6,600           181,764
   WD-40                                                 6,100           152,927
                                                                 ---------------
                                                                       3,319,495
                                                                 ---------------
ENERGY - 4.0%
   Adams Resources & Energy                              9,200           161,920
   Arch Coal                                             7,700           116,963
   CE Franklin *                                        48,200           171,592
   Concho Resources *                                    7,900           199,238
   Dresser-Rand Group *                                 16,800           327,264
   Gulf Island Fabrication                              16,700           210,253
   Knightsbridge Tankers                                16,500           249,150
   Lufkin Industries                                    12,900           450,855
   Magellan Petroleum *                                211,066           128,750
   Newpark Resources *                                  55,100           231,971
   Oil States International *                           17,000           311,270
   Teekay Tankers, Cl A                                  7,700            90,321
                                                                 ---------------
                                                                       2,649,547
                                                                 ---------------
FINANCIALS - 23.4%
   1st Source                                            9,000           160,200
   American Physicians Capital                           3,900           165,828
   American Physicians Service Group                    26,200           550,200
   Amerisafe *                                          32,900           616,217
   Aspen Insurance Holdings                              8,000           176,800
   Bancorpsouth                                          7,000           132,300
   Cash America International                           25,700           469,796
   Center Financial                                     42,200           202,560
   Centrue Financial                                    19,200           100,800
   City Holding                                          6,900           177,399
   CNA Surety *                                         47,000           777,850
   Community Trust Bancorp                              17,900           500,663
   Endurance Specialty Holdings                          5,900           160,834
   Entertainment Properties Trust REIT                   8,300           187,995
   EZCORP, Cl A *                                       27,000           366,390
   First Financial                                      16,600           550,290
   First Financial Bancorp                              24,400           198,128
   First United                                         21,000           255,150
   FNB                                                  37,100           293,461
   Hallmark Financial Services *                        27,100           209,754
   Harleysville Group                                    7,500           213,300
   Heritage Financial                                   12,800           156,544
   International Bancshares                             28,200           513,804
   Investment Technology Group *                         9,300           201,624

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 49

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Kite Realty Group Trust REIT                         25,100   $       116,213
   Liberty Property Trust REIT                           7,900           158,000
   LTC Properties REIT                                  23,800           492,422
   MarketAxess Holdings *                               19,200           148,224
   Mercer Insurance Group                               18,600           253,146
   National Health Investors REIT                       20,000           521,000
   Navigators Group *                                    8,600           441,524
   NBT Bancorp                                           8,400           191,856
   OceanFirst Financial                                 15,300           196,146
   Omega Healthcare Investors REIT                      14,200           207,746
   One Liberty Properties REIT                          19,700           121,155
   Platinum Underwriters Holdings                       13,900           386,559
   PMC Commercial Trust REIT                            28,400           208,740
   Porter Bancorp                                        9,810           120,173
   ProAssurance *                                        4,800           226,848
   PS Business Parks REIT                               13,600           583,440
   Republic Bancorp, Cl A (A)                            9,200           165,600
   Resource America, Cl A                               46,600           190,128
   Resource Capital REIT                                28,400            87,188
   Safety Insurance Group                                9,100           318,682
   Seabright Insurance Holdings *                       14,300           148,291
   Simmons First National, Cl A                         11,400           280,896
   Southside Bancshares                                 29,000           551,580
   Specialty Underwriters' Alliance *                   46,200           150,612
   StanCorp Financial Group                              9,400           242,708
   SWS Group                                            19,900           291,535
   Tompkins Financial                                   11,400           571,710
   TowneBank                                             9,200           191,728
   Trustmark                                             8,500           172,550
   Urstadt Biddle Properties, Cl A REIT                 14,300           211,497
                                                                 ---------------
                                                                      15,285,784
                                                                 ---------------
HEALTH CARE - 7.6%
   Allied Healthcare International *                   154,500           152,955
   AmSurg *                                             22,500           440,775
   Cardiac Science *                                    44,800           240,576
   Continucare *                                       108,100           216,200
   Hanger Orthopedic Group *                            22,900           312,585
   Harvard Bioscience *                                 48,800           125,416
   Healthspring *                                       30,600           533,052
   HealthTronics *                                      57,500           105,800
   iCAD *                                               13,569            16,554
   Magellan Health Services *                            8,900           322,358
   Mediware Information Systems *                       40,400           197,556
   MEDNAX *                                              4,100           137,637
   Owens & Minor                                         3,700           147,149
   PerkinElmer                                           9,200           116,104
   RehabCare Group *                                    13,500           188,325

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Res-Care *                                           17,600   $       238,480
   STERIS                                               23,000           611,800
   Varian *                                              5,300           147,552
   ViroPharma *                                         19,800           237,600
   Watson Pharmaceuticals *                             10,900           297,352
   Young Innovations                                    13,300           205,352
                                                                 ---------------
                                                                       4,991,178
                                                                 ---------------
INDUSTRIAL - 16.3%
   Altra Holdings *                                     22,400           157,472
   Ampco-Pittsburgh                                     10,200           188,598
   Astronics * (A)                                      14,900           112,644
   Astronics, Cl B *                                     3,725            31,663
   Chart Industries *                                    7,400            62,604
   CIRCOR International                                 15,500           344,875
   Columbus McKinnon *                                   6,100            77,592
   Comfort Systems USA                                  40,900           418,407
   Cubic                                                21,200           575,792
   Ducommun                                             14,600           276,524
   Ecology and Environment, Cl A                        23,800           299,642
   EMCOR Group *                                        18,100           372,679
   Ennis                                                19,300           215,967
   Equifax                                               7,300           180,456
   Espey Manufacturing & Electronics                    13,500           227,880
   Esterline Technologies *                              4,500           162,405
   Federal Signal                                       32,500           219,375
   Flowserve                                             7,800           415,818
   Furmanite *                                          33,700           125,364
   Gardner Denver *                                     15,700           341,789
   GP Strategies *                                      62,000           242,420
   Hub Group *                                           6,700           152,090
   Hubbell, Cl B                                        18,600           576,600
   International Shipholding                             9,700           208,550
   Intersections *                                      24,500            91,140
   Kforce *                                             35,000           218,750
   Kreisler Manufacturing *                             19,500           109,980
   LMI Aerospace *                                      16,800           189,672
   Manpower                                              4,300           122,378
   Marten Transport *                                   28,200           498,012
   Meadow Valley *                                      37,400           233,750
   MSC Industrial Direct, Cl A                           5,600           191,856
   Mueller Industries                                   13,700           275,644
   North American Galvanizing & Coatings *              35,900           134,266
   Omega Navigation Enterprises, Cl A                   15,800           109,336
   Pall                                                 23,100           602,217
   RR Donnelley & Sons                                  19,300           188,368
   SIFCO Industries *                                   29,000           177,480
   SkyWest                                              29,200           456,980
   SL Industries *                                      18,600           111,600

        The accompanying notes are an integral part of the financial statements.


                               50 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   SPX                                                   4,900   $       206,339
   Standex International                                16,700           256,345
   Thermadyne Holdings *                                18,900            66,150
   Watson Wyatt Worldwide                                8,700           404,550
                                                                 ---------------
                                                                      10,632,019
                                                                 ---------------
INFORMATION TECHNOLOGY - 11.7%
   Airvana *                                            80,100           407,709
   Analysts International *                            159,900            67,158
   Brightpoint *                                        35,000           163,800
   CGI Group *                                          41,700           336,102
   Cirrus Logic *                                       63,700           179,634
   Communications Systems                               25,100           185,740
   Computer Task Group *                                40,300           123,318
   Compuware *                                          40,200           261,300
   Datalink *                                           57,000           196,650
   DDi *                                                42,200           142,636
   Diebold                                               5,600           138,768
   Forrester Research *                                 13,200           275,616
   GSI Technology *                                     80,100           206,658
   GTSI *                                               31,400           160,140
   Ingram Micro, Cl A *                                 42,400           520,248
   Lionbridge Technologies *                           156,100           280,980
   MKS Instruments *                                    13,600           191,080
   Multi-Fineline Electronix *                          16,500           305,745
   NCR *                                                25,400           318,770
   Optical Cable *                                      43,537           123,645
   Peerless Systems *                                  122,400           221,544
   Pegasystems                                          26,400           358,248
   Pfsweb *                                             43,381            46,418
   Power Integrations                                    6,300           122,661
   Progress Software *                                  12,800           218,368
   Richardson Electronics                               56,500           210,745
   Rimage *                                             14,600           191,406
   S1 *                                                 63,600           424,212
   Semtech *                                            27,000           317,250
   Silicon Laboratories *                               11,700           269,451
   Silicon Storage Technology *                        101,000           207,050
   TeleTech Holdings *                                  15,800           127,822
   Tessco Technologies *                                17,000           124,270
   White Electronic Designs *                           52,300           203,447
                                                                 ---------------
                                                                       7,628,589
                                                                 ---------------

Description                                          Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
MATERIALS - 5.6%
   Airgas                                                7,000   $       247,170
   American Pacific *                                   17,400           136,242
   Aptargroup                                            9,800           302,036
   FMC                                                   5,700           254,334
   Friedman Industries                                  52,100           291,760
   Glatfelter                                           39,200           341,432
   Innophos Holdings                                     9,400           142,222
   Lubrizol                                              4,900           167,188
   Quaker Chemical                                      18,100           206,521
   RPM International                                    34,100           419,771
   Sonoco Products                                      27,500           630,575
   Stepan                                                8,000           293,520
   Synalloy                                             15,800            86,584
   UFP Technologies *                                   27,700           147,087
                                                                 ---------------
                                                                       3,666,442
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.8%
   D&E Communications                                   21,700           151,683
   Partner Communications                               12,000           185,400
   Syniverse Holdings *                                 13,000           176,280
                                                                 ---------------
                                                                         513,363
                                                                 ---------------
UTILITIES - 5.8%
   Alliant Energy                                       19,300           556,419
   Atmos Energy                                         25,000           613,750
   Delta Natural Gas                                    14,700           352,800
   El Paso Electric *                                    7,900           130,666
   Florida Public Utilities                             19,400           198,850
   Hawaiian Electric Industries                          6,100           132,248
   Laclede Group                                         3,600           163,404
   Maine & Maritimes                                     5,500           218,075
   ONEOK                                                 6,800           198,696
   Portland General Electric                             8,200           159,490
   South Jersey Industries                               5,700           212,610
   UGI                                                  22,300           565,751
   Vectren                                              11,300           291,427
                                                                 ---------------
                                                                       3,794,186
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $77,413,972)                                              60,093,466
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 51

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 6.4%
   BlackRock FedFund Institutional
      Money Market Fund (B)                             30,000   $        30,000
   Goldman Sachs Financial Square
      Government Fund (B)                               30,000            30,000
   iShares Russell 2000 Value Index Fund                55,100         2,335,689
   iShares S&P SmallCap 600 Value Index Fund            30,000         1,255,200
   JP Morgan U.S. Government
      Money Market Fund (B)                             30,000            30,000
   Rydex S&P Smallcap 600 Pure Value ETF                33,000           493,350
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $5,104,532)                                                4,174,239
                                                                 ---------------
REPURCHASE AGREEMENTS - 2.6%
   Bank of America (B)
      0.393%, dated 01/30/09, matures
      on 02/02/09, repurchase price $126,004
      (collaterized by various corporate
      obligations, par value $111,449 -
      $1,267,000, 4.500% - 7.625%, 06/15/09
      - 12/15/99, total market value $132,300) $       126,000           126,000
   Deutche Bank
      0.250%, dated 01/30/09, matures
      02/02/09, repurchase price $1,550,495
      (collateralized by a U.S. Treasury
      Note obligation, par value $1,433,500,
      4.000%, 11/15/12, total market
      value $1,581,491)                              1,550,462         1,550,462
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENTS
      (Cost $1,676,462)                                                1,676,462
                                                                 ---------------
TOTAL INVESTMENTS - 100.9%
   (Cost $84,194,966)                                                 65,944,167
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.9)%                                (581,983)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    65,362,184
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $197,100.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL   - CLASS

ETF  - EXCHANGE TRADED FUND

REIT - REAL ESTATE INVESTMENT TRUST

S&P  - STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.


                               52 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CORE EQUITY FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 98.5%+
CONSUMER DISCRETIONARY - 8.7%
   Autoliv                                              11,100   $       204,129
   Best Buy                                             10,800           302,616
   Brinker International                                31,400           344,458
   Fortune Brands                                        6,200           198,400
   Home Depot                                           42,195           908,458
   KB Home                                              16,000           170,720
   Limited Brands                                       32,800           259,776
   Lowe's                                               20,100           367,227
   Macy's                                               83,400           746,430
   Nordstrom                                            19,400           246,186
   Starwood Hotels & Resorts Worldwide                  14,700           222,264
   Target                                                6,000           187,200
   Time Warner                                         101,400           946,062
   Wyndham Worldwide                                    13,900            85,207
                                                                 ---------------
                                                                       5,189,133
                                                                 ---------------
CONSUMER STAPLES - 12.5%
   Altria Group                                         31,000           512,740
   ConAgra Foods                                        77,100         1,318,410
   Kimberly-Clark                                       22,905         1,178,920
   Pepsi Bottling Group                                 51,200           987,648
   Procter & Gamble                                     19,800         1,079,100
   Safeway                                              30,700           657,901
   Wal-Mart Stores                                      36,100         1,701,032
                                                                 ---------------
                                                                       7,435,751
                                                                 ---------------
ENERGY - 12.6%
   BP PLC, SP ADR                                       29,400         1,248,618
   Chevron                                              20,900         1,473,868
   ConocoPhillips                                       48,830         2,320,890
   Exxon Mobil                                           2,900           221,792
   Nabors Industries *                                  57,700           631,815
   Patterson-UTI Energy                                 30,600           292,536
   Peabody Energy                                        9,100           227,500
   Valero Energy                                        44,200         1,066,104
                                                                 ---------------
                                                                       7,483,123
                                                                 ---------------
FINANCIALS - 9.5%
   Allstate                                             32,900           712,943
   American Express                                     12,400           207,452
   Bank of America                                      12,080            79,487
   Capital One Financial                                16,400           259,776
   Chubb                                                 8,300           353,414
   Fidelity National Financial, CI A                    22,000           321,640
   Goldman Sachs Group                                  17,710         1,429,728
   JPMorgan Chase                                       27,820           709,688
   MetLife                                              22,300           640,679

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   NYSE Euronext                                        12,500   $       275,000
   Progressive                                          27,800           337,770
   Wells Fargo                                          17,800           336,420
                                                                 ---------------
                                                                       5,663,997
                                                                 ---------------
HEALTH CARE - 15.8%
   AmerisourceBergen                                    13,900           504,848
   Amgen *                                              38,900         2,133,665
   Eli Lilly                                            13,300           489,706
   Forest Laboratories *                                23,500           588,440
   GlaxoSmithKline PLC, SP ADR                          13,200           465,432
   Pfizer                                              138,309         2,016,545
   UnitedHealth Group                                   69,000         1,954,770
   WellPoint *                                          29,200         1,210,340
                                                                 ---------------
                                                                       9,363,746
                                                                 ---------------
INDUSTRIAL - 10.0%
   Alaska Air Group *                                    8,800           231,968
   Boeing                                               21,800           922,358
   Caterpillar                                          18,500           570,725
   Cooper Industries, Cl A                               8,500           228,735
   FedEx                                                 9,400           478,836
   General Electric                                     81,955           994,114
   Northrop Grumman                                     26,360         1,268,443
   Parker Hannifin                                      15,150           578,882
   Rockwell Automation                                  17,100           445,284
   Union Pacific                                         4,900           214,571
                                                                 ---------------
                                                                       5,933,916
                                                                 ---------------
INFORMATION TECHNOLOGY - 19.6%
   Computer Sciences *                                  23,300           858,372
   Corning                                              28,200           285,102
   eBay *                                               16,900           203,138
   EMC *                                               197,600         2,181,504
   Hewlett-Packard                                      26,600           924,350
   Intel                                               164,140         2,117,406
   International Business Machines                      13,060         1,196,949
   Jabil Circuit                                        79,400           462,108
   LSI *                                                74,700           237,546
   Microsoft                                            22,025           376,628
   Symantec *                                          173,400         2,658,222
   Tellabs *                                            38,000           156,940
                                                                 ---------------
                                                                      11,658,265
                                                                 ---------------
MATERIALS - 2.3%
   Alcoa                                                46,840           364,884
   Dow Chemical                                         70,300           814,777
   International Paper                                  16,700           152,304
                                                                 ---------------
                                                                       1,331,965
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 53

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
TELECOMMUNICATION SERVICES - 3.0%
   Embarq Corp                                           9,600   $       342,912
   Verizon Communications                               48,600         1,451,682
                                                                 ---------------
                                                                       1,794,594
                                                                 ---------------
UTILITIES - 4.5%
   CenterPoint Energy                                   25,900           346,542
   DTE Energy                                           30,300         1,045,350
   Pinnacle West Capital                                18,300           612,501
   PNM Resources                                        21,500           215,860
   Sempra Energy                                         9,800           429,632
                                                                 ---------------
                                                                       2,649,885
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $87,962,978)                                              58,504,375
                                                                 ---------------
      REPURCHASE AGREEMENT - 1.5%
   Deutsche Bank
      0.250%, dated 01/30/09,
      matures on 02/02/09, repurchase
      price $905,197, (collateralized by
      a U.S. Treasury Note obligation,
      par value $836,900, 4.000%,
      11/15/12, total market value
      $923,300)                                $       905,178           905,178
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $905,178)                                                    905,178
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $88,868,156)                                                 59,409,553
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                     2,341
                                                                 ---------------
NET ASSETS - 100.0%                                              $    59,411,894
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.


                              54 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

ENHANCED GROWTH FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 94.4%+
CONSUMER DISCRETIONARY - 1.9%
   Amazon.com *                                         11,400   $       670,548
   Comcast, Cl A                                        37,500           549,375
   Garmin +++                                           14,100           247,173
                                                                 ---------------
                                                                       1,467,096
                                                                 ---------------
HEALTH CARE - 10.9%
   Alcon +++                                             4,500           385,380
   Allergan                                             12,000           457,440
   Amgen *                                               8,000           438,800
   Amylin Pharmaceuticals * (A)                         13,000           150,280
   BioMarin Pharmaceuticals * (A)                       18,000           346,680
   Celgene *                                            16,000           847,200
   Cephalon * (A)                                       10,000           771,800
   Cerner * (A)                                         12,900           434,988
   Endo Pharmaceuticals Holdings *                      10,000           224,700
   ev3 * (A)                                            45,000           243,450
   Genentech *                                           5,000           406,200
   Genzyme *                                            10,000           689,200
   Human Genome Sciences * (A)                          60,000           108,600
   Intermune *                                          20,000           228,800
   Medicines *                                          18,000           230,400
   Schering-Plough                                      39,000           684,840
   Thermo Fisher Scientific *                           13,000           467,090
   United Therapeutics *                                 3,600           244,620
   Varian Medical Systems *                             16,000           594,080
   Xenoport * (A)                                       15,000           391,800
                                                                 ---------------
                                                                       8,346,348
                                                                 ---------------
INDUSTRIAL - 0.2%
   Monster Worldwide * (A)                              18,400           169,464
                                                                 ---------------
INFORMATION TECHNOLOGY - 80.1%
   Accenture, Cl A +++                                  45,300         1,429,668
   Activision Blizzard *                                49,200           430,992
   Adobe Systems *                                      44,500           859,295
   Akamai Technologies *                                10,050           135,474
   Altera                                               59,500           915,110
   Amdocs * +++                                         34,900           590,508
   Analog Devices                                       21,650           432,567
   Anixter International * (A)                           6,450           174,021
   Apple *                                              31,745         2,861,177
   Applied Materials                                    65,000           609,050
   Arrow Electronics *                                   9,700           184,979
   ASML Holding, Cl G +++                               12,847           212,489
   AU Optronics ADR (A)                                 16,482           116,693
   Autodesk *                                           23,800           394,128
   Automatic Data Processing                            32,300         1,173,459
   Avnet *                                              16,690           330,796
   BMC Software *                                       17,000           430,610
   Broadcom, Cl A *                                     54,510           863,983


Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Check Point Software Technologies * +++              39,500   $       895,465
   Cisco Systems *                                     177,210         2,652,834
   Citrix Systems *                                     17,500           368,200
   Cognizant Technology Solutions, Cl A *               35,300           661,169
   CommScope *                                          11,500           165,830
   Comtech Telecommunications *                          3,000           116,400
   Comverse Technology *                                42,000           265,440
   Corning                                              69,510           702,746
   Dell *                                               36,900           350,550
   eBay *                                               55,700           669,514
   Electronic Arts *                                    18,500           285,640
   EMC *                                               103,720         1,145,069
   F5 Networks *                                        18,500           410,145
   Fiserv *                                             14,000           444,500
   Flextronics International * +++                      62,000           161,820
   Google, Cl A *                                        8,425         2,852,115
   Harris                                               13,150           569,263
   Hewlett-Packard                                      81,110         2,818,572
   IAC/InterActiveCorp *                                 9,125           134,137
   Intel                                               156,660         2,020,914
   International Business Machines                      31,940         2,927,301
   Intersil, Cl A                                       41,100           382,641
   Intuit *                                             21,750           492,638
   Juniper Networks *                                   71,000         1,005,360
   Kla-Tencor                                           15,000           300,600
   Lam Research *                                       10,900           220,289
   Linear Technology (A)                                21,950           514,069
   Marvell Technology Group * +++                       77,000           561,330
   Maxim Integrated Products                            28,900           382,347
   McAfee *                                             37,500         1,143,375
   MEMC Electronic Materials *                          26,950           366,520
   Microchip Technology                                 18,000           341,460
   Microsoft                                           173,180         2,961,378
   National Semiconductor                               39,300           398,502
   Network Appliance *                                  39,700           588,751
   Nintendo ADR                                         27,300           993,720
   Nokia SP ADR                                         69,500           852,765
   Nuance Communications *                              22,000           216,920
   Nvidia *                                             60,925           484,354
   Open Text * +++                                       7,500           262,725
   Oracle *                                            129,400         2,177,802
   Paychex                                              17,900           434,791
   QUALCOMM                                             84,100         2,905,655
   Quality Systems (A)                                  23,500           876,080
   Red Hat *                                            30,700           449,755
   Research In Motion * +++                             33,090         1,833,186
   Salesforce.com *                                     17,250           459,023
   Samsung Electronics GDR ++                            3,000           526,500
   SAP ADR                                              23,200           820,816

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 55

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Siliconware Precision Industries ADR (A)             95,009   $       392,387
   Symantec *                                           56,800           870,744
   SYNNEX *                                             16,300           250,205
   Taiwan Semiconductor
      Manufacturing ADR                                 57,249           431,657
   Texas Instruments                                    54,700           817,765
   Varian Semiconductor Equipment
      Associates *                                      16,000           304,640
   VeriSign *                                           38,400           741,504
   VMware, Cl A *                                        8,000           165,600
   Western Digital *                                    13,300           195,244
   Xilinx                                               50,800           855,980
   Yahoo! *                                             32,835           385,155
                                                                 ---------------
                                                                      61,126,856
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.3%
   American Tower, Cl A *                               18,050           547,637
   Millicom International Cellular +++ (A)               6,450           252,582
   Tele Norte Leste Participacoes ADR (A)               14,700           180,810
                                                                 ---------------
                                                                         981,029
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $91,732,295)                                              72,090,793
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 6.1%
   BlackRock FedFund Institutional
      Money Market Fund (B)                            540,000           540,000
   Goldman Sachs Financial Square
      Government Fund (B)                              540,000           540,000
   JPMorgan U.S. Government
      Money Market Fund (B)                            540,000           540,000
   Powershares QQQ                                     102,800         2,987,368
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $5,141,672)                                                4,607,368
                                                                 ---------------
REPURCHASE AGREEMENTS - 4.7%
   Bank of America (B)
      0.393%, dated 01/30/09, matures on
      02/02/09, repurchase price $1,086,152
      (collateralized by various corporate
      obligations, ranging in par value from
      $111,449 - $1,267,000, 4.500% -
      7.625%, 06/15/09 - 12/15/99, total
      market value $1,140,422)                 $     1,086,116         1,086,116

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Deutsche Bank
      0.250%, dated 01/30/09,
      matures on 02/02/09, repurchase
      price $1,506,971 (collateralized by
      a U.S. Treasury Bond obligation, par
      value $1,032,500, 7.500%, 11/15/24,
      total market value $1,537,099)           $     1,506,940   $     1,506,940
                                                                 ---------------
   HSBC Securities (B)
      0.463%, dated 01/30/09, matures
      on 02/02/09, repurchase price
      $1,000,039 (collateralized by various
      corporate obligations, ranging in par
      value from  $5,000 - $10,095,000,
      0.000% - 6.400%, 10/16/09 - 02/01/18,
      total market value $1,047,387)                 1,000,000         1,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $3,593,056)                                                3,593,056
                                                                 ---------------
TOTAL INVESTMENTS - 105.2%
   (Cost $100,467,023)                                                80,291,217
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (5.2)%                             (3,941,950)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    76,349,267
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

+++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECUITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2009 WAS $526,500 AND REPRESENTED 0.7% OF NET ASSETS.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $3,406,984.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

GDR    - GLOBAL DEPOSITARY RECEIPT

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.


                              56 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 92.1%+
CONSUMER DISCRETIONARY - 4.8%
   Carnival                                              1,380   $        25,102
   Kohl's *                                              2,644            97,061
   Lowe's                                                3,243            59,250
   Nordstrom                                             1,983            25,164
   Staples                                               5,665            90,300
   Tiffany & Co.                                         1,229            25,502
                                                                 ---------------
                                                                         322,379
                                                                 ---------------
CONSUMER STAPLES - 15.6%
   Altria Group                                          2,916            48,231
   Avon Products                                         1,540            31,493
   Cadbury PLC, SP ADR                                   1,381            44,606
   CVS Caremark                                          6,907           185,660
   Kellogg                                               1,210            52,865
   Kroger                                                2,010            45,225
   PepsiCo                                               2,537           127,433
   Philip Morris International                           3,368           125,121
   Procter & Gamble                                      4,130           225,085
   Wal-Mart Stores                                       3,350           157,852
                                                                 ---------------
                                                                       1,043,571
                                                                 ---------------
ENERGY - 15.8%
   Cameron International *                               2,889            66,909
   EOG Resources                                         1,000            67,770
   Exxon Mobil                                           5,050           386,224
   Occidental Petroleum                                  2,701           147,340
   Schlumberger                                          1,612            65,786
   Suncor Energy                                         6,614           127,319
   Tenaris, ADR                                            921            18,227
   Ultra Petroleum *                                     1,222            43,784
   XTO Energy                                            3,501           129,852
                                                                 ---------------
                                                                       1,053,211
                                                                 ---------------
FINANCIALS - 7.2%
   American Express                                      1,492            24,961
   Goldman Sachs Group                                     949            76,613
   Hanover Insurance Group                               3,873           156,547
   Invesco                                               4,703            55,448
   JPMorgan Chase                                        6,452           164,591
                                                                 ---------------
                                                                         478,160
                                                                 ---------------
HEALTH CARE - 10.9%
   Abbott Laboratories                                   3,948           218,877
   Genentech *                                             506            41,107
   Hospira *                                             2,295            57,146
   Johnson & Johnson                                     1,995           115,092
   Medtronic                                               963            32,251

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Merck                                                 3,175   $        90,646
   Wyeth                                                 3,249           139,610
   Zimmer Holdings *                                       981            35,708
                                                                 ---------------
                                                                         730,437
                                                                 ---------------
INDUSTRIAL - 9.4%
   3M                                                    1,100            59,169
   Danaher                                               4,834           270,366
   Deere                                                 1,447            50,269
   Donaldson                                             2,000            62,240
   Emerson Electric                                      3,169           103,626
   Rockwell Collins                                      2,175            81,954
                                                                 ---------------
                                                                         627,624
                                                                 ---------------
INFORMATION TECHNOLOGY - 14.5%
   Accenture, Cl A                                       1,200            37,872
   Apple *                                                 360            32,447
   Applied Materials                                     7,445            69,760
   Cisco Systems *                                      10,113           151,392
   Citrix Systems *                                      4,110            86,474
   Google, Cl A *                                          411           139,136
   Intel                                                 9,077           117,093
   Linear Technology                                     3,022            70,775
   Microsoft                                             4,452            76,129
   Oracle *                                              8,973           151,016
   QUALCOMM                                              1,125            38,869
                                                                 ---------------
                                                                         970,963
                                                                 ---------------
MATERIALS - 6.6%
   Alcoa                                                 3,267            25,450
   Ecolab                                                2,800            95,088
   Praxair                                               3,597           223,949
   Weyerhaeuser                                          3,464            94,706
                                                                         439,193
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.4%
   Verizon Communications                                5,280           157,714
                                                                 ---------------
UTILITIES - 4.9%
   Cleco                                                 6,271           143,292
   Exelon                                                1,182            64,088
   ITC Holdings                                            934            39,209
   Wisconsin Energy                                      1,785            79,575
                                                                 ---------------
                                                                         326,164
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $8,349,054)                                                6,149,416
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 57

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 7.1%
   Dreyfus Cash Management                             390,185   $       390,185
   Financial Select Sector SPDR                          9,338            86,283
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $593,217)                                                    476,468
                                                                 ---------------
TOTAL INVESTMENTS - 99.2%
   (Cost $8,942,271)                                                   6,625,884
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.8%                                    55,849
                                                                 ---------------
NET ASSETS - 100.0%                                              $     6,681,733
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

        The accompanying notes are an integral part of the financial statements.


                              58 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - 97.4%+
AUSTRALIA - 1.4%
   BHP Billiton ##                                      30,128   $       558,676
   CSL ##                                               20,000           471,615
   Felix Resources ##                                   50,000           213,163
   Iluka Resources * ##                                100,000           265,059
   QBE Insurance Group ##                               30,000           451,142
   Woolworths ##                                        25,000           435,138
                                                                 ---------------
                                                                       2,394,793
                                                                 ---------------
AUSTRIA - 1.0%
   BWIN Interactive Entertainment * ##                  15,000           376,993
   Oesterreichische Post ##                             10,000           311,842
   Telekom Austria ##                                   25,000           350,866
   Vienna Insurance Group ##                            12,000           374,527
   Voestalpine ##                                       15,000           289,944
                                                                 ---------------
                                                                       1,704,172
                                                                 ---------------
BELGIUM - 0.3%
   Anheuser-Busch InBev ##                              15,000           380,700
   Omega Pharma ##                                       7,000           217,095
                                                                 ---------------
                                                                         597,795
                                                                 ---------------
BRAZIL - 2.0%
   Banco do Brasil                                      60,000           367,241
   Banco Itau Holding Financeira ADR (A)                37,500           376,500
   Brasil Telecom                                       50,000           256,035
   Centrais Eletricas Brasileiras                       30,000           315,517
   Cia de Bebidas das Americas ADR                       7,000           285,530
   Cia Vale do Rio Doce ADR (A)                         70,000           987,700
   Petroleo Brasileiro ADR                              35,000           917,000
                                                                 ---------------
                                                                       3,505,523
                                                                 ---------------
CANADA - 1.0%
   Barrick Gold                                         10,000           376,269
   CGI Group Cl A *                                     40,000           323,914
   Enbridge                                             10,000           328,155
   EnCana                                                5,000           222,508
   Potash Corp of Saskatchewan                           3,000           225,688
   Research In Motion *                                  6,000           331,645
                                                                 ---------------
                                                                       1,808,179
                                                                 ---------------
CHINA - 0.5%
   China Shenhua Energy, Cl H ##                       200,000           426,412
   Jiangsu Expressway, Cl H ##                         700,000           497,173
                                                                 ---------------
                                                                         923,585
                                                                 ---------------

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
DENMARK - 1.5%
   DSV ## (A)                                           30,000   $       294,617
   H Lundbeck ##                                        30,000           623,675
   Novo Nordisk * ##                                    15,000           799,105
   Novozymes-B Shares ##                                 5,000           397,450
   Vestas Wind Systems * ##                             12,000           577,922
                                                                 ---------------
                                                                       2,692,769
                                                                 ---------------
EGYPT - 0.5%
   Orascom Construction GDR ##                          10,000           406,949
   Orascom Telecom GDR ##                               20,000           406,178
                                                                 ---------------
                                                                         813,127
                                                                 ---------------
FRANCE - 10.9%
   Air Liquide ##                                       10,000           727,179
   Alstom ##                                            14,000           672,620
   AXA ##                                               44,311           697,845
   BNP Paribas ##                                       22,780           869,646
   Bouygues ##                                          30,000         1,021,582
   Capital Gemini ##                                    14,000           481,086
   Carrefour ##                                         15,000           511,493
   Christian Dior ##                                     9,000           447,915
   CNP Assurances ##                                    10,000           665,554
   Credit Agricole ##                                   35,000           423,683
   France Telecom ##                                    45,000         1,008,402
   GDF Suez ##                                          40,089         1,533,767
   LYMH Moet Hennessy Louis Vuitton ## (A)               9,000           490,199
   Neopost ##                                            5,000           402,007
   Pernod-Ricard ## (A)                                 17,000         1,066,126
   Sanofi-Aventis ##                                    36,746         2,066,705
   Societe Generale ##                                   6,000           250,875
   Sodexho Alliance ## (A)                              17,000           859,521
   Thales ##                                            12,000           530,951
   Total ##                                             50,000         2,491,712
   Unibail-Rodamco REIT ##                               4,000           536,251
   Vivendi ##                                           55,000         1,416,828
                                                                 ---------------
                                                                      19,171,947
                                                                 ---------------
GERMANY - 6.1%
   Adidas ##                                            15,000           519,012
   Allianz ##                                            4,000           335,376
   Bayer ##                                             15,000           796,252
   Bilfinger Berger ##                                  10,000           422,134
   Deutsche Boerse ##                                    7,000           351,685
   Deutsche Telekom ##                                  35,000           422,362
   E.ON ##                                              20,000           644,217
   Fresenius ##                                          8,000           442,353
   Fresenius Medical Care KGAA ##                       10,000           447,446
   K+S ##                                               10,000           472,516
   Kontron ##                                           40,000           336,818

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 59

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
GERMANY - (CONTINUED)
   Linde ##                                              6,000   $       400,046
   Merck ##                                              8,000           677,294
   Muenchener Rueckversicherungs-
      Gesellschaft ##                                    9,000         1,188,589
   RWE ##                                               15,000         1,165,459
   SAP ##                                               20,000           702,692
   Siemens                                               5,000           281,559
   Solarworld ## (A)                                    20,000           421,382
   Tognum ##                                            35,000           387,135
   Wincor Nixdorf ##                                     6,000           284,793
                                                                 ---------------
                                                                      10,699,120
                                                                 ---------------
GREECE - 0.8%
   Hellenic Telecommunications
       Organization ##                                  35,000           529,439
   OPAP ##                                              30,000           872,789
                                                                 ---------------
                                                                       1,402,228
                                                                 ---------------
HONG KONG - 2.2%
   Cafe De Coral ##                                    200,000           385,547
   Chaoda Modern Agriculture ##                        600,000           378,860
   Cheung Kong Holdings ##                              85,000           784,265
   China Mobile ##                                      60,000           540,106
   CLP Holdings ##                                      80,000           541,489
   Dairy Farm International Holdings ##                 90,000           389,531
   Hongkong Land Holdings ##                           200,000           419,284
   Sinofert Holdings ##                                800,000           452,634
                                                                 ---------------
                                                                       3,891,716
                                                                 ---------------
ISRAEL - 0.6%
   NICE Systems SP ADR *                                20,000           383,800
   Teva Pharmaceutical SP ADR (A)                       17,000           704,650
                                                                 ---------------
                                                                       1,088,450
                                                                 ---------------
JAPAN - 22.4%
   Air Water ##                                         40,000           323,025
   Astellas Pharma ##                                   30,000         1,135,871
   Bank of Yokohama ##                                 120,000           612,921
   Benesse ##                                           10,000           426,960
   Bridgestone ##                                       50,000           635,595
   Canon ##                                             20,000           545,719
   Central Japan Railway ##                                100           713,196
   Daito Trust Construction ##                          10,000           430,401
   East Japan Railway ##                                18,000         1,220,556
   Electric Power Development ##                        15,000           579,382
   Fast Retailing ##                                     4,000           504,421
   Hisamitsu Pharmaceutical ##                          10,000           371,226
   Hitachi ##                                          100,000           305,026
   Hogy Medical ##                                      10,000           598,732
   Hokuto ##                                            20,000           528,523

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
JAPAN - (CONTINUED)
   Honda Motor ##                                       30,000   $       689,457
   Hosiden ## (A)                                       60,000           700,911
   Inpex Holdings ##                                        50           358,829
   Japan Steel Works ##                                 50,000           539,032
   Japan Tobacco ##                                        150           431,280
   JGC ##                                               40,000           565,159
   Kao ##                                               15,000           364,312
   KDDI ##                                                 100           624,384
   Kyowa Exeo ##                                        50,000           478,842
   Lawson ##                                            10,000           494,183
   Marubeni ##                                         200,000           711,799
   Matsushita Electric Industrial ##                    30,000           363,980
   Mitsubishi ##                                        60,000           792,849
   Mitsui ##                                            75,000           782,644
   Mitsui Fudosan ##                                    25,000           322,414
   Mizuho Financial Group ## (A)                       250,000           618,817
   Nintendo ##                                           5,000         1,550,074
   Nippon Steel ##                                     300,000           880,884
   Nippon Telegraph and Telephone ##                     8,000           387,456
   Nissan Motor ##                                      80,000           241,006
   Nomura Holdings ##                                   50,000           323,844
   Nomura Real Estate Holdings ## (A)                   30,000           531,427
   NTT DoCoMo ##                                           400           696,823
   OJI Paper ##                                         70,000           332,261
   Orix ##                                              10,000           436,568
   Osaka Gas ##                                        150,000           639,100
   Promise ## (A)                                       20,000           367,067
   Resona Holdings ## (A)                               50,000           770,988
   Ricoh ##                                             30,000           366,110
   Sankyo ##                                            12,000           575,532
   Sankyu ##                                           120,000           376,165
   Secom ##                                             10,000           419,911
   Seven & I Holdings ##                                20,000           533,337
   Sharp ## (A)                                         40,000           296,977
   Shin-Etsu Chemical ##                                10,000           467,880
   Shinsei Bank ## (A)                                 200,000           255,479
   Shiseido ##                                          20,000           336,243
   Sky Perfect JSAT Holdings ##                          1,000           419,105
   Sony ##                                              15,000           292,337
   Sumitomo ##                                          50,000           452,474
   Sumitomo Electric ##                                 50,000           376,358
   Sumitomo Metal Industries ##                        120,000           240,109
   Sumitomo Mitsui Financial Group ##                   40,000         1,585,253
   Sumitomo Trust & Banking ##                         100,000           490,344
   Takeda Pharmaceutical ##                             13,000           609,158
   Toagosei ##                                         150,000           388,284
   TOKIO Marine Holding ##                              35,000           927,043
   Tokuyama ##                                          70,000           417,071
   Tokyo Electric Power ##                              20,000           625,460
   Tokyo Gas ##                                        150,000           709,505

        The accompanying notes are an integral part of the financial statements.


                               60 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
JAPAN - (CONTINUED)
   Toshiba ##                                           90,000   $       314,207
   Toyo Suisan Kaisha ##                                25,000           659,173
   Toyota Motor ##                                      40,000         1,286,727
   Yamada Denki ##                                       6,000           353,510
   Yamatake ##                                          20,000           364,295
   Yokohama Rubber ##                                   80,000           281,059
                                                                 ---------------
                                                                      39,347,050
                                                                 ---------------
NETHERLANDS - 5.1%
   Aegon ##                                             90,000           470,678
   Fugro ##                                             15,000           405,315
   Imtech ##                                            50,000           769,327
   ING Groep ##                                         40,000           330,121
   Koninklijke Ahold ##                                 60,000           719,432
   Koninklijke DSM ##                                   20,000           479,251
   Koninklijke KPN * ##                                 65,000           865,180
   Royal Dutch Shell Cl A ##                            68,000         1,694,855
   Royal Dutch Shell Cl B ##                            40,733           966,977
   Unilever ##                                          65,000         1,432,810
   Wolters Kluwer ##                                    50,000           898,805
                                                                 ---------------
                                                                       9,032,751
                                                                 ---------------
NORWAY - 1.6%
   DNB NOR ##                                           80,000           271,302
   Fred Olsen Energy ##                                 15,000           386,839
   Statoil ##                                           62,265         1,072,797
   Tandberg ##                                          40,000           494,439
   Yara International ##                                25,000           562,145
                                                                 ---------------
                                                                       2,787,522
                                                                 ---------------
PHILIPPINES - 1.7%
   Aboitiz Power ##                                  5,000,000           412,792
   Ayala ##                                            150,000           608,562
   Bank of the Philippine Islands ##                   500,000           358,469
   Globe Telecom ##                                     20,000           348,345
   Philex Mining * ##                                2,000,000           189,972
   Philippine Long Distance Telephone ##                20,000           872,275
      SM Investments ##                                 70,000           279,510
                                                                 ---------------
                                                                       3,069,925
                                                                 ---------------
RUSSIA - 1.0%
   Gazprom SP ADR                                       50,000           655,500
   Lukoil SP ADR (A)                                    20,000           671,000
   Mobile TeleSystems SP ADR                            16,000           340,800
                                                                 ---------------
                                                                       1,667,300
                                                                 ---------------
SINGAPORE - 1.3%
   DBS Group Holdings ##                                40,000           230,293
   Jardine Cycle & Carriage ##                          40,000           281,627
   Keppel Corp ##                                       75,000           197,474

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
SINGAPORE - (CONTINUED)
   SembCorp Industries ##                              190,000   $       282,450
   SembCorp Marine ##                                  180,000           184,474
   Singapore Telecommunications ##                     191,900           335,960
   United Overseas Bank ##                              70,000           543,213
   Venture Corp ##                                      60,000           159,896
                                                                 ---------------
                                                                       2,215,387
                                                                 ---------------
SOUTH KOREA - 1.8%
   Hyundai Mipo Dockyard ##                              4,000           451,975
   Kangwon Land * ##                                    40,000           364,803
   KT&G ##                                               7,000           419,351
   LG ##                                                 8,000           221,543
   LG Telecom ##                                        60,000           401,108
   NCsoft ##                                            10,000           450,575
   Posco ##                                              1,000           255,354
   Samsung Electronics ##                                1,000           347,700
   Samsung Fire & Marine Insurance ##                    2,000           236,462
                                                                 ---------------
                                                                       3,148,871
                                                                 ---------------
SPAIN - 2.9%
   Abertis Infraestructuras ##                          20,000           323,386
   Banco Bilbao Vizcaya Argentaria ##                   52,566           490,170
   Banco Santander                                     100,000           809,208
   Construcciones y Auxiliar de
      Ferrocarriles ##                                   1,000           272,428
   Iberdrola ##                                         60,000           464,587
   Red Electrica de Espana ##                            9,000           369,678
   Tecnicas Reunidas ##                                 15,000           387,829
   Telefonica ##                                        90,000         1,595,587
   Viscofan ##                                          20,000           375,183
                                                                 ---------------
                                                                       5,088,056
                                                                 ---------------
SWITZERLAND - 10.3%
   ABB ##                                               75,000           973,923
   Actelion * ##                                        10,000           542,668
   Compagnie Financiere Richemont Cl A                  15,000           219,847
   Credit Suisse Group ##                               27,477           701,255
   Geberit ##                                            6,000           580,711
   Nestle ##                                           115,000         3,974,320
   Novartis ##                                          82,002         3,369,503
   Pargesa Holding ##                                   10,000           642,404
   Roche Holding ##                                     22,333         3,135,212
   Sonova Holding ##                                    10,000           481,799
   Syngenta ##                                           9,000         1,740,510
   UBS * (A)                                            30,000           373,500
   Zurich Financial Services ##                          8,198         1,478,196
                                                                 ---------------
                                                                      18,213,848
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 61

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
THAILAND - 1.4%
   Advanced Info Service ##                            130,000   $       275,827
   Bangkok Bank ##                                     120,000           244,871
   Bangkok Dusit Medical Service ##                    146,400            70,671
   Banpu ##                                             50,000           314,488
   BEC World ##                                        400,000           214,117
   CP All ##                                           800,000           254,360
   Electricity Generating ##                           150,000           295,269
   Kasikornbank ##                                     200,000           253,699
   PTT ##                                               90,000           251,330
   Siam Commercial Bank ##                             200,000           292,401
                                                                 ---------------
                                                                       2,467,033
                                                                 ---------------
TURKEY - 1.5%
   BIM Birlesik Magazalar ##                            15,000           320,794
   Haci Omer Sabanci Holding ##                        200,000           380,348
   KOC Holding * ##                                    105,536           147,118
   Tupras Turkiye Petrol Rafine ##                      25,000           236,866
   Turkcell Iletisim Hizmet ADR (A)                     60,000           790,200
   Turkiye Halk Bankasi ##                             120,000           308,744
   Turkiye Is Bankasi, Cl C ##                         171,607           380,691
                                                                 ---------------
                                                                       2,564,761
                                                                 ---------------
UNITED KINGDOM - 17.3%
   Admiral Group ##                                     25,000           324,154
   AMEC ##                                              50,000           406,537
   Amlin ##                                             70,000           387,820
   AstraZeneca ##                                       38,085         1,467,576
   Autonomy * ##                                        25,000           393,124
   BAE Systems ##                                      200,000         1,160,819
   Balfour Beatty ##                                    75,000           400,364
   Barclays ##                                         150,000           220,679
   BG Group ##                                         110,000         1,508,166
   BHP Billiton ##                                     110,000         1,838,682
   BP ##                                               270,000         1,912,151
   British American Tobacco ##                          87,170         2,390,173
   Cable & Wireless ##                                 250,000           566,281
   Centrica ##                                         321,875         1,197,568
   Chemring Group ##                                    15,000           498,191
   Compass Group ##                                    120,000           593,835
   Croda International ##                               60,000           432,187
   Diageo ##                                            50,000           670,873
   G4S ##                                              175,000           483,200
   GlaxoSmithKline ##                                  104,044         1,835,016
   HSBC Securities ##                                  168,000         1,303,468
   International Power ##                              125,000           490,260
   Intertek Group ##                                    60,000           738,276
   John Wood Group ##                                  200,000           560,299
   Lloyds TSB Group ##                                 121,000           157,626
   Provident Financial ##                               30,000           336,710

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
UNITED KINGDOM - (CONTINUED)
   Prudential ##                                        75,000   $       360,510
   Reckitt Benckiser Group ##                           35,000         1,347,937
   Royal Bank of Scotland Group * ##                   400,000           125,931
   RSA Insurance Group ##                              400,000           759,026
   Serco Group ##                                       60,000           379,961
   Standard Chartered ##                                30,000           379,069
   Tesco ##                                            200,000         1,033,607
   Unilever ##                                          46,850         1,027,722
   Vodafone Group ##                                   850,385         1,579,433
   WH Smith ##                                         120,000           582,783
   WPP Group ##                                        120,000           675,057
                                                                 ---------------
                                                                      30,525,071
                                                                 ---------------
UNITED STATES - 0.3%
   Synthes ##                                            5,000           602,235
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $202,034,744)                                               171,423,214
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 2.6%
   BlackRock Federal Institutional
      Money Market Fund (B)                          1,520,000         1,520,000
   Goldman Sachs Financial Square
      Government Fund (B)                            1,520,000         1,520,000
   JPMorgan U.S. Government
      Money Market Fund (B)                          1,520,000         1,520,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $4,560,000)                                                4,560,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 6.7%
   Bank of America (B)
      0.393%, dated 01/30/09, matures on
      02/02/09, repurchase price
      $2,754,401 (collateralized by various
      corporate obligations, ranging in
      par value from $111,449 -
      $1,267,000, 4.500% - 7.625%,
      06/15/09 - 12/15/99, total
      market value $2,892,026)                 $     2,754,311         2,754,311
   Deutsche Bank
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $6,060,672
      (collateralized by a U.S. Treasury Bill
      obligation, par value $5,864,800,
      4.000%, 03/15/2010, total market
      value $6,181,781)                              6,060,546         6,060,546

        The accompanying notes are an integral part of the financial statements.


                               62 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

Description                                         Par                Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   HSBC Securities (B)
      0.463%, dated 01/30/09, matures on
      02/02/09, repurchase price $3,000,116
      (collateralized by various corporate
      obligations, ranging in par value
      from $5,000 - $10,095,000,
      0.000% - 6.400%, 10/16/09 - 02/01/18,
      total market value $3,142,160)           $     3,000,000   $     3,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $11,814,857)                                              11,814,857
                                                                 ---------------
TOTAL INVESTMENTS - 106.7%
   (Cost $218,409,601)                                               187,798,071
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (6.7)%                             (11,759,084)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   176,038,987
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

## SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF JANUARY 31, 2009 IS $160,879,448.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $9,435,319.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JANUARY 31, 2009 WERE AS FOLLOWS:

                        PRINCIPAL
CONTRACTS                 AMOUNT                      NET
TO BUY OR               COVERED BY                 UNREALIZED
 TO SELL    CURRENCY    CONTRACTS    EXPIRATION   APPRECIATION
---------   --------   -----------   ----------   ------------
Sell          JPY      600,000,000      03/09        $34,976
                                                     -------
                                                     $34,976

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

GDR    - GLOBAL DEPOSITARY RECEIPT

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 63

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 94.0%+
CONSUMER DISCRETIONARY - 5.0%
   Carnival                                             13,070   $       237,743
   Kohl's *                                             31,915         1,171,600
   Lowe's                                               30,470           556,687
   Nordstrom                                            26,184           332,275
   Staples                                              54,309           865,685
   Tiffany & Co.                                        12,396           257,217
                                                                 ---------------
                                                                       3,421,207
                                                                 ---------------
CONSUMER STAPLES - 16.1%
   Altria Group                                         36,808           608,804
   Cadbury PLC, SP ADR                                  16,762           541,413
   CVS Caremark                                         70,022         1,882,191
   Kroger                                               20,480           460,800
   PepsiCo                                              35,677         1,792,056
   Philip Morris International                          44,878         1,667,218
   Procter & Gamble                                     36,750         2,002,875
   Wal-Mart Stores                                      42,621         2,008,302
                                                                 ---------------
                                                                      10,963,659
                                                                 ---------------
ENERGY - 11.7%
   Chevron                                              18,814         1,326,763
   EOG Resources                                         9,825           665,840
   Exxon Mobil                                          16,119         1,232,781
   Occidental Petroleum                                 20,282         1,106,383
   Schlumberger                                         25,404         1,036,737
   Smith International                                  25,551           580,008
   Suncor Energy                                        12,380           238,315
   Tenaris, ADR                                          8,235           162,971
   XTO Energy                                           43,225         1,603,215
                                                                 ---------------
                                                                       7,953,013
                                                                 ---------------
FINANCIALS - 2.1%
   American Express                                     19,651           328,761
   Goldman Sachs Group                                   7,440           600,631
   Invesco                                              45,195           532,849
                                                                 ---------------
                                                                       1,462,241
                                                                 ---------------
HEALTH CARE - 13.4%
   Abbott Laboratories                                  46,866         2,598,251
   Genentech *                                           4,850           394,014
   Hospira *                                            22,765           566,848
   Johnson & Johnson                                    30,633         1,767,218
   Medtronic                                            20,813           697,027
   Merck                                                37,090         1,058,920
   Wyeth                                                39,485         1,696,670
   Zimmer Holdings *                                     9,530           346,892
                                                                 ---------------
                                                                       9,125,840
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 10.2%
   3M                                                   11,300   $       607,827
   Burlington Northern Santa Fe                         15,275         1,011,969
   Danaher                                              26,328         1,472,525
   Deere                                                13,795           479,238
   Donaldson                                            20,140           626,757
   Emerson Electric                                     25,406           830,776
   Expeditors International Washington                  39,502         1,098,551
   Rockwell Collins                                     21,990           828,583
                                                                 ---------------
                                                                       6,956,226
                                                                 ---------------
INFORMATION TECHNOLOGY - 23.3%
   Accenture, Cl A                                      12,280           387,557
   Apple *                                              10,890           981,516
   Applied Materials                                    47,924           449,048
   Automatic Data Processing                            23,982           871,266
   Cisco Systems *                                     162,304         2,429,691
   Citrix Systems *                                     33,000           694,320
   Google, Cl A *                                        6,016         2,036,596
   Intel                                               103,851         1,339,678
   Linear Technology                                    41,695           976,497
   Microsoft                                           124,129         2,122,606
   Nokia SP ADR                                         39,135           480,186
   Oracle *                                            104,773         1,763,330
   Paychex                                              32,304           784,664
   QUALCOMM                                             15,720           543,126
                                                                 ---------------
                                                                      15,860,081
                                                                 ---------------
MATERIALS - 7.6%
   Ecolab                                               28,500           967,860
   Monsanto                                             24,393         1,855,332
   Praxair                                              28,678         1,785,492
   Weyerhaeuser                                         19,650           537,231
                                                                 ---------------
                                                                       5,145,915
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.1%
   Verizon Communications                               25,510           761,984
                                                                 ---------------
UTILITIES - 3.5%
   Cleco                                                60,015         1,371,343
   ITC Holdings                                          9,241           387,937
   Wisconsin Energy                                     13,360           595,589
                                                                 ---------------
                                                                       2,354,869
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $81,562,952)                                              64,005,035
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                              64 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANY - 5.1%
   Dreyfus Cash Management                           3,490,566   $     3,490,566
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $3,490,566)                                                3,490,566
                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $85,053,518)                                                 67,495,601
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                   618,567
                                                                 ---------------
NET ASSETS - 100.0%                                              $    68,114,168
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 65

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 98.6%+
CONSUMER DISCRETIONARY - 8.7%
   Aeropostale *                                        17,000   $       358,870
   Autoliv                                              25,900           476,301
   Big Lots *                                           49,100           660,395
   Coach *                                              69,700         1,017,620
   DIRECTV Group *                                      44,900           983,310
   Gap                                                  47,000           530,160
   Garmin                                               10,100           177,053
   Hasbro                                               44,700         1,078,611
   Home Depot                                           37,600           809,528
   McDonald's                                           14,700           852,894
   Netflix * (A)                                        48,100         1,738,334
   Panera Bread, Cl A * (A)                             13,200           620,136
   Polo Ralph Lauren                                    17,200           705,716
   Shaw Communications, Cl B                            63,900         1,031,985
   Time Warner                                         129,800         1,211,034
   Whirlpool (A)                                         9,600           320,928
                                                                 ---------------
                                                                      12,572,875
                                                                 ---------------
CONSUMER STAPLES - 9.7%
   Archer-Daniels-Midland                               24,700           676,286
   BJ's Wholesale Club *                                16,400           470,352
   ConAgra Foods                                        95,300         1,629,630
   Constellation Brands, Cl A *                         40,600           589,512
   CVS Caremark                                         21,000           564,480
   Herbalife                                            38,300           785,533
   Kroger                                               67,800         1,525,500
   NBTY *                                               51,200           966,144
   Pepsi Bottling Group                                 66,300         1,278,927
   PepsiAmericas                                        41,300           666,169
   Procter & Gamble                                     56,300         3,068,350
   SUPERVALU                                            32,700           573,558
   Sysco                                                57,100         1,272,759
                                                                 ---------------
                                                                      14,067,200
                                                                 ---------------
ENERGY - 18.9%
   Chevron                                              92,600         6,530,152
   ConocoPhillips                                       87,500         4,158,875
   Exxon Mobil                                         149,400        11,426,112
   Murphy Oil                                           16,900           746,642
   Overseas Shipholding Group                           14,700           524,790
   Petro-Canada                                         39,900           861,441
   Sunoco                                               26,000         1,204,320
   Valero Energy                                        81,300         1,960,956
                                                                 ---------------
                                                                      27,413,288
                                                                 ---------------
FINANCIALS - 18.5%
   Allstate                                             66,800         1,447,556
   American Financial Group                             64,900         1,102,002

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Ameriprise Financial                                 71,000   $     1,430,650
   Assurant                                             34,100           900,240
   Astoria Financial                                    38,400           348,672
   Axis Capital Holdings                                44,700         1,084,422
   Bank of America                                      36,900           242,802
   Capital One Financial (A)                            25,000           396,000
   Chubb                                                46,000         1,958,680
   Credicorp                                            30,700         1,267,910
   Endurance Specialty Holdings                         51,200         1,395,712
   Federated Investors, Cl B                            27,400           534,848
   Franklin Resources                                   29,700         1,438,074
   Hudson City Bancorp                                  88,700         1,028,920
   Knight Capital Group, Cl A *                         38,400           692,352
   Lincoln National                                     21,700           328,321
   Moody's                                              62,600         1,340,892
   New York Community Bancorp                           49,800           659,850
   Odyssey Re Holdings                                  14,600           686,930
   Platinum Underwriters Holdings                       32,300           898,263
   Progressive                                          49,300           598,995
   Regions Financial                                    39,400           136,324
   SVB Financial Group * (A)                            24,400           506,788
   Travelers                                            59,300         2,291,352
   Unum Group                                           39,000           552,240
   W.R. Berkley                                         48,900         1,294,872
   Wells Fargo                                         119,100         2,250,990
                                                                 ---------------
                                                                      26,814,657
                                                                 ---------------
HEALTH CARE - 14.6%
   Aetna                                                29,700           920,700
   AmerisourceBergen                                    43,000         1,561,760
   Amgen *                                              46,400         2,545,040
   Cardinal Health                                      46,800         1,762,020
   Endo Pharmaceuticals Holdings *                      35,300           793,191
   Forest Laboratories *                                27,900           698,616
   Johnson & Johnson                                    47,000         2,711,430
   Lincare Holdings *                                    4,900           117,845
   McKesson                                             39,400         1,741,480
   Pfizer                                              332,000         4,840,560
   UnitedHealth Group                                   55,800         1,580,814
   WellPoint *                                          46,000         1,906,700
                                                                 ---------------
                                                                      21,180,156
                                                                 ---------------
INDUSTRIAL - 7.9%
   Cummins                                              43,100         1,033,538
   Dover                                                46,800         1,323,504
   Gardner Denver *                                     35,800           779,366
   General Electric                                    138,100         1,675,153
   Goodrich                                             19,300           746,138

        The accompanying notes are an integral part of the financial statements.


                               66 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   L-3 Communications Holdings, Cl 3                    17,800   $     1,406,556
   Northrop Grumman                                     42,800         2,059,536
   Owens Corning *                                      31,000           413,540
   Raytheon                                             21,000         1,063,020
   Union Pacific                                        23,500         1,029,065
                                                                 ---------------
                                                                      11,529,416
                                                                 ---------------
INFORMATION TECHNOLOGY - 4.5%
   Anixter International * (A)                          13,200           356,136
   Computer Sciences *                                  19,000           699,960
   Compuware *                                         110,900           720,850
   Hewitt Associates, Cl A *                            33,700           956,406
   Microsoft                                            66,600         1,138,860
   NeuStar, Cl A *                                      63,700           867,594
   Sybase *                                              9,100           248,521
   Symantec *                                           62,300           955,059
   Texas Instruments                                    40,100           599,495
                                                                 ---------------
                                                                       6,542,881
                                                                 ---------------
MATERIALS - 2.3%
   Ball                                                 17,700           678,618
   Dow Chemical                                         81,500           944,585
   Lubrizol                                             31,600         1,078,192
   Reliance Steel & Aluminum                            12,400           274,412
   United States Steel                                  12,700           381,381
                                                                 ---------------
                                                                       3,357,188
                                                                 ---------------
TELECOMMUNICATION SERVICES - 6.2%
   AT&T                                                226,832         5,584,604
   Verizon Communications                              114,200         3,411,154
                                                                 ---------------
                                                                       8,995,758
                                                                 ---------------
UTILITIES - 7.3%
   Alliant Energy                                       45,100         1,300,233
   American Electric Power                              21,700           680,295
   DTE Energy                                           43,200         1,490,400
   Edison International                                 54,500         1,775,065
   FirstEnergy                                          21,300         1,064,787
   NRG Energy * (A)                                     32,600           761,536
   NV Energy                                           143,300         1,537,609
   Public Service Enterprise Group                      42,700         1,348,039
   Sempra Energy                                        16,400           718,976
                                                                 ---------------
                                                                      10,676,940
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $194,619,978)                                            143,150,359
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 0.6%
   BlackRock FedFund Institutional
      Money Market Fund (B)                            310,000           310,000

Description                                      Shares/Par            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - (CONTINUED)
   Goldman Sachs Financial Square
      Government Fund (B)                      $       310,000   $       310,000
   JPMorgan U.S. Government
      Money Market Fund (B)                            310,000           310,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $ 930,000)                                                   930,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 2.5%
   Bank of America (B)
      0.393%, dated 01/30/09, matures
      02/02/09, repurchase price $197,457
      (collateralized by various corporate
      obligations, ranging in par value from
      $111,449 - $1,267,000, 4.500% -
      7.625%, 06/15/09 - 12/15/99,
      total market value $207,324)             $       197,451           197,451
   Deutsche Bank
      0.250%, dated 01/30/09, matures
      02/02/09, repurchase price $2,373,822
      (collateralized by a U.S. Treasury
      Note obligation, par value $2,194,700,
      4.000%, 11/15/12, total market value
      $2,421,276)                                    2,373,772         2,373,772
   HSBC Securities (B)
      0.463%, dated 01/30/09, matures
      02/02/09, repurchase price $1,000,039
      (collateralized by various corporate
      obligations, ranging in par value from
      value $5,000 $10,095,000, 0.000% -
      6.400%, 10/16/09 - 02/01/18, total
      market value $1,047,387)                       1,000,000         1,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $3,571,223)                                                3,571,223
                                                                 ---------------
TOTAL INVESTMENTS - 101.7%
   (Cost $199,121,201)                                               147,651,582
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (1.7)%
                                                                      (2,467,881)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   145,183,701
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $1,980,674.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 67

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

Description                                        Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - 95.2%+
CONSUMER DISCRETIONARY - 11.1%
   AFC Enterprises *                                    51,400   $       246,720
   Asbury Automotive Group                               3,100            11,098
   Big 5 Sporting Goods                                 11,400            59,964
   Blyth                                                 6,100            20,801
   Bob Evans Farms                                       2,200            38,632
   Callaway Golf                                         8,400            63,924
   CKE Restaurants                                       8,300            68,890
   Columbia Sportswear (A)                               5,900           169,448
   Cracker Barrel Old Country Store                      6,600           115,962
   Harte-Hanks                                          14,400            90,720
   HOT Topic *                                          37,200           317,688
   Landry's Restaurants (A)                              8,600            55,556
   Lear *                                               10,500             9,555
   Men's Wearhouse (A)                                   4,900            57,085
   Oxford Industries                                     3,800            25,308
   Regis                                                11,800           132,750
   Rent-A-Center *                                      15,900           236,115
   Ruby Tuesday                                         11,700            14,508
   Sealy *                                              14,500            26,825
   Sinclair Broadcast Group, Cl A                       32,200            59,570
   Stamps.com *                                          9,900            80,982
   Steiner Leisure *                                     2,200            54,846
                                                                 ---------------
                                                                       1,956,947
                                                                 ---------------
CONSUMER STAPLES - 4.2%
   Darling International *                              12,900            59,211
   Fresh Del Monte Produce *                             3,600            86,760
   Nash Finch                                            2,200            94,666
   Nu Skin Enterprises, Cl A                            12,400           117,676
   Pantry *                                             11,200           186,256
   Zhongpin *                                           19,900           206,363
                                                                 ---------------
                                                                         750,932
                                                                 ---------------
ENERGY - 4.9%
   Basic Energy Services * (A)                           9,100            87,360
   Bronco Drilling *                                     4,800            25,344
   Complete Production Services *                        9,600            61,536
   General Maritime (A)                                  6,566            69,731
   Knightsbridge Tankers                                11,600           175,160
   Stone Energy *                                        7,700            66,066
   Western Refining                                     12,900           150,414
   World Fuel Services                                   6,800           229,636
                                                                 ---------------
                                                                         865,247
                                                                 ---------------
FINANCIALS - 18.2%
   Advance America Cash Advance Centers                 71,300           100,533
   Agree Realty REIT                                     5,200            71,500
   Anthracite Capital REIT (A)                          32,500            54,925

Description                                        Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Aspen Insurance Holdings                             12,800   $       282,880
   Calamos Asset Management, Cl A                       13,800            82,248
   Capital Trust REIT, Cl A                              4,700            12,549
   Encore Capital Group *                               25,600           134,656
   First Bancorp/ Puerto Rico (A)                       28,600           203,346
   First Financial Holdings                              8,100           122,634
   IBERIABANK                                            2,100            89,019
   IPC Holdings                                         11,400           292,524
   Max Capital Group                                     7,700           130,977
   MB Financial                                          3,400            55,556
   Montpelier Re Holdings                               19,100           270,074
   Old National Bancorp (A)                             17,300           220,229
   Oriental Financial Group                             22,200           112,110
   Pacific Capital Bancorp North America (A)            12,300           130,503
   Penson Worldwide * (A)                               24,000           143,520
   Platinum Underwriters Holdings                        3,200            88,992
   RLI                                                   2,500           141,225
   Selective Insurance Group                            10,900           167,315
   Sun Bancorp *                                        12,900            73,014
   Sunstone Hotel Investors REIT                        21,596            93,077
   TradeStation Group *                                  7,400            40,774
   W Holding (A)                                         1,566            17,539
   Wilshire Bancorp                                      4,600            31,556
   WSFS Financial                                        2,200            56,760
                                                                 ---------------
                                                                       3,220,035
                                                                 ---------------
HEALTH CARE - 15.6%
   Alkermes *                                           12,900           147,963
   Centene *                                            17,400           308,502
   Chemed                                                2,200            88,286
   Computer Programs & Systems                           5,600           140,728
   CONMED *                                              7,800           122,070
   Healthspring *                                        5,800           101,036
   Invacare                                              6,500           123,890
   Kindred Healthcare *                                  7,200            97,704
   Maxygen *                                            10,500            89,880
   Medicis Pharmaceutical, Cl A                          7,500           104,475
   Odyssey HealthCare *                                 12,600           124,992
   Par Pharmaceutical *                                 12,400           152,644
   PAREXEL International *                               9,000            89,010
   RehabCare Group *                                    26,400           368,280
   Sirona Dental Systems *                               6,300            75,663
   STERIS                                                6,900           183,540
   Valeant Pharmaceuticals International *               7,200           156,240
   ViroPharma *                                         23,100           277,200
                                                                 ---------------
                                                                       2,752,103
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                               68 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

Description                                        Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 16.1%
   AAR *                                                 5,800   $       105,212
   Alaska Air Group *                                   10,400           274,144
   American Railcar Industries (A)                      17,700           148,503
   AO Smith                                              5,400           148,392
   Arkansas Best (A)                                     7,800           182,442
   CDI                                                   8,700            93,264
   Deluxe                                               10,200           117,606
   Dycom Industries *                                    8,300            56,523
   Federal Signal                                       10,900            73,575
   Gibraltar Industries                                  6,400            65,472
   Granite Construction                                  4,100           144,402
   H&E Equipment Services *                             13,300            88,711
   Herman Miller                                         9,500           104,405
   Kelly Services, Cl A                                  2,600            23,556
   Knoll                                                24,400           166,408
   NN *                                                 27,400            46,580
   Pacer International                                  18,800           161,680
   PowerSecure International *                          31,800           124,974
   Republic Airways Holdings *                           5,900            48,321
   Saia *                                               17,100           182,799
   School Specialty * (A)                                4,100            67,650
   Spherion *                                           47,500            67,925
   TrueBlue *                                           10,000            85,000
   United Stationers *                                   3,100            86,831
   Werner Enterprises                                   12,500           187,500
                                                                 ---------------
                                                                       2,851,875
                                                                 ---------------
INFORMATION TECHNOLOGY - 17.0%
   Acxiom                                               10,700           101,757
   Avocent *                                             8,100           116,236
   Ciber *                                              55,500           241,980
   CPI International *                                  16,600           127,322
   CSG Systems International *                          24,600           356,700
   CTS                                                  33,300           171,162
   Electronics for Imaging *                             5,300            47,117
   Fair Isaac                                            6,800            86,360
   Insight Enterprises *                                 5,000            25,900
   IXYS *                                               29,200           200,020
   Manhattan Associates * (A)                           16,100           246,974
   Micrel                                               14,900           113,240
   Parametric Technology *                              16,900           152,100
   Plantronics                                          10,200           103,530

Description                                      Shares/Par           Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   RealNetworks *                                       66,900   $       188,658
   Silicon Image *                                      16,300            59,821
   Sybase *                                             10,800           294,948
   SYNNEX *                                              8,900           136,615
   TIBCO Software *                                     45,500           243,425
                                                                 ---------------
                                                                       3,013,865
                                                                 ---------------
MATERIALS - 3.1%
   Buckeye Technologies * (A)                           27,400            80,008
   Olin                                                 13,400           188,270
   Spartech                                              7,100            22,507
   Westlake Chemical (A)                                 5,000            68,350
   Worthington Industries                               18,100           182,086
                                                                 ---------------
                                                                         541,221
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.0%
   General Communication, Cl A *                        27,500           180,675
                                                                 ---------------
UTILITIES - 4.0%
   El Paso Electric *                                    7,500           124,050
   Nicor                                                 8,200           280,522
   NorthWestern                                          4,400           106,524
   Portland General Electric                            10,500           204,225
                                                                 ---------------
                                                                         715,321
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $27,737,533)                                              16,848,221
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 3.4%
   BlackRock FedFund Institutional
      Money Market Fund (B)                            200,000           200,000
   Goldman Sachs Financial Square
      Government Fund (B)                              200,000           200,000
   JPMorgan U.S. Government
      Money Market Fund (B)                            200,000           200,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $600,000)                                                    600,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 9.7%
   Bank of America (B)
      0.393%, dated 01/30/09, matures
      on 02/02/09, repurchase price $880,779
      (collateralized by various corporate
      obligations, ranging in par value from
      $111,449 - $1,267,000, 4.500% - 7.625%,
      06/15/09 - 12/15/99, total market
      value $924,788)                          $       880,750           880,750

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 69

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Deutsche Bank
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $840,093
      (collateralized by U.S. Treasury Bond
      obligations, ranging in par value from
      $164,300 - $554,100, 4.000% - 8.750%,
      11/15/12 - 05/15/20, total market
      value $856,896)                          $       840,087   $       840,087
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $1,720,837)                                                1,720,837
                                                                 ---------------
TOTAL INVESTMENTS - 108.3%
   (Cost $ 30,058,370)                                                19,169,058
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (8.3)%                              (1,476,198)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    17,692,860
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $1,320,643.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2009 ARE AS FOLLOWS:

TYPE OF               NUMBER OF   EXPIRATION    UNREALIZED
CONTRACT              CONTRACTS      DATE      DEPRECIATION
--------              ---------   ----------   ------------
Russell Mini Future       3       March 2009     $(12,081)

        The accompanying notes are an integral part of the financial statements.


                               70 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 98.5%+
CONSUMER DISCRETIONARY - 12.0%
   American Greetings, Cl A (A)                         61,500   $       266,910
   Arctic Cat (A)                                      109,238           468,631
   ArvinMeritor (A)                                    102,900           180,075
   Belo, Cl A (A)                                       43,900            62,777
   Blyth                                                61,100           208,351
   Bob Evans Farms                                      32,200           565,432
   Callaway Golf (A)                                    60,700           461,927
   Cracker Barrel Old Country Store (A)                 38,300           672,931
   Ethan Allen Interiors (A)                            52,400           596,836
   Harman International Industries                      16,300           262,267
   Hooker Furniture (A)                                 55,500           448,440
   Journal Communications, Cl A (A)                    204,900           366,771
   Landry's Restaurants (A)                             11,200            72,352
   Liberty Media, Cl A * (A)                           122,000           383,080
   Modine Manufacturing (A)                             56,500           154,810
   O'Charleys                                           54,100           135,250
   Polaris Industries (A)                               32,600           693,402
   RadioShack (A)                                       53,200           609,672
   Rent-A-Center *                                      26,400           392,040
   Ruby Tuesday * (A)                                  129,100           160,084
   Stage Stores                                         73,400           524,810
   Standard Motor Products                             101,000           237,350
                                                                 ---------------
                                                                       7,924,198
                                                                 ---------------
CONSUMER STAPLES - 5.4%
   Cal-Maine Foods (A)                                  15,000           406,200
   Corn Products International (A)                      27,400           634,310
   Del Monte Foods                                     114,100           759,906
   Fresh Del Monte Produce * (A)                        31,200           751,920
   Nash Finch (A)                                        6,200           266,786
   Universal                                            25,200           770,616
                                                                 ---------------
                                                                       3,589,738
                                                                 ---------------
ENERGY - 4.6%
   Allis-Chalmers Energy * (A)                          34,400           123,840
   Holly                                                28,900           675,393
   Oil States International * (A)                       13,900           254,509
   Overseas Shipholding Group                           16,000           571,200
   SEACOR Holdings * (A)                                 8,500           552,840
   Swift Energy * (A)                                   17,900           274,228
   Tesoro (A)                                           27,100           466,933
   Walter Industries (A)                                 6,000           110,640
                                                                 ---------------
                                                                       3,029,583
                                                                 ---------------
FINANCIALS - 29.0%
   1st Source                                            7,000           124,600
   Advanta, Cl B                                        91,600            71,448
   Allied World Assurance Company Holdings               7,000           263,900

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   American Equity Investment Life Holding              41,200   $       275,628
   Anthracite Capital REIT (A)                         149,300           252,317
   Astoria Financial (A)                                50,500           458,540
   Banco Latinoamericano de
      Exportaciones, Cl E                               82,200           862,278
   Capstead Mortgage REIT (A)                           76,100           811,987
   Cathay General Bancorp (A)                           15,200           193,040
   CBL & Associates Properties REIT (A)                 11,500            46,805
   Cedar Shopping Centers REIT                          51,400           315,082
   Central Pacific Financial                             8,300            55,859
   Citizens Republic Bancorp (A)                        50,401            57,961
   City Bank (A)                                        29,100            91,665
   Columbia Banking System (A)                           2,100            18,690
   Encore Capital Group * (A)                           53,900           283,514
   Evercore Partners, Cl A (A)                          12,000           134,760
   Federated Investors, Cl B (A)                        26,900           525,088
   Financial Federal (A)                                44,000           955,680
   First Bancorp                                        10,926           157,225
   First Bancorp/ Puerto Rico (A)                       54,100           384,651
   First Financial Holdings                             11,000           166,540
   FirstMerit (A)                                       29,200           472,164
   GFI Group (A)                                        92,900           291,706
   Great Southern Bancorp (A)                           20,400           216,240
   Harleysville Group (A)                               14,600           415,224
   Hercules Technology Growth Capital                   46,500           303,645
   Horace Mann Educators                                57,600           538,560
   HRPT Properties Trust REIT (A)                      205,800           654,444
   Huntington Bancshares (A)                           140,900           405,792
   Independent Bank (A)                                 49,665            78,967
   Integra Bank (A)                                     51,000            82,110
   IPC Holdings (A)                                     32,400           831,384
   Medical Properties Trust REIT (A)                    91,200           414,960
   Montpelier Re Holdings (A)                           57,300           810,222
   Ocwen Financial *                                    24,100           214,490
   Odyssey Re Holdings (A)                               6,200           291,710
   One Liberty Properties REIT (A)                      46,100           283,515
   Oriental Financial Group (A)                         79,300           400,465
   Pacific Capital Bancorp N.A. (A)                     30,400           322,544
   Presidential Life                                    60,400           584,068
   Provident Bankshares (A)                             37,500           240,750
   RAIT Financial Trust REIT (A)                        38,200            66,086
   Safety Insurance Group                               25,400           889,508
   Santander BanCorp (A)                                 6,800            56,576
   Seabright Insurance Holdings *                       22,600           234,362
   Selective Insurance Group (A)                        55,300           848,855
   Sierra Bancorp (A)                                   11,900           145,775
   StanCorp Financial Group (A)                         25,400           655,828
   Sunstone Hotel Investors REIT (A)                    85,748           369,574
   TCF Financial                                        49,900           618,261

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 71

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   UCBH Holdings (A)                                    64,100   $       149,353
   Webster Financial                                    63,500           265,430
   Whitney Holding (A)                                  24,400           316,956
   Zenith National Insurance                             8,900           249,556
                                                                 ---------------
                                                                      19,226,338
                                                                 ---------------
HEALTH CARE - 5.6%
   Datascope                                               500            26,485
   Kindred Healthcare *                                 23,400           317,538
   Kinetic Concepts * (A)                               21,800           525,380
   Lincare Holdings *                                   27,800           668,590
   Lumenis *                                                13                --
   Medicis Pharmaceutical, Cl A                         27,400           381,682
   Noven Pharmaceuticals *                              65,200           647,436
   Par Pharmaceutical *                                 29,900           368,069
   Universal Health Services, Cl B                      20,900           791,065
                                                                 ---------------
                                                                       3,726,245
                                                                 ---------------
INDUSTRIAL - 16.4%
   Alaska Air Group * (A)                               10,400           274,144
   American Woodmark (A)                                 6,300            94,815
   AO Smith                                             24,800           681,504
   Applied Industrial                                   38,800           612,652
   Technologies Arkansas Best (A)                        5,942           138,983
   Crane                                                16,600           289,172
   Deluxe (A)                                           46,200           532,686
   Dycom Industries *                                   82,700           563,187
   Ennis (A)                                            44,500           497,955
   EnPro Industries * (A)                               26,500           484,950
   Genco Shipping & Trading (A)                         13,900           216,145
   Hubbell, Cl B                                        25,000           775,000
   Kelly Services, Cl A (A)                             67,300           609,738
   Ladish *                                             34,400           391,128
   Mueller Industries                                   38,300           770,596
   NACCO Industries, Cl A                               13,100           419,069
   Pacer International (A)                              72,900           626,940
   PAM Transportation Services *                        43,452           217,260
   Regal-Beloit (A)                                     12,000           407,520
   Ryder System (A)                                     19,100           645,198
   Saia *                                               44,200           472,498
   Seaboard                                                300           301,500
   Spherion * (A)                                      130,900           187,187
   Steelcase, Cl A (A)                                  52,300           225,936
   Timken                                               24,000           357,360
   United Rentals * (A)                                 18,264           101,913
                                                                 ---------------
                                                                      10,895,036
                                                                 ---------------

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - 14.8%
   3Com *                                              313,200   $       729,756
   Arris Group *                                        47,800           340,336
   Benchmark Electronics *                              42,300           496,602
   Black Box                                             9,123           199,155
   Ciber *                                             121,000           527,560
   Convergys * (A)                                      64,000           481,920
   CSG Systems International * (A)                       7,700           111,650
   CTS (A)                                             114,100           586,474
   Entegris * (A)                                      116,600           162,074
   Gerber Scientific *                                  96,700           303,638
   Gevity HR                                            16,792            33,752
   Imation                                              37,800           368,172
   JDA Software Group *                                 40,400           452,480
   Kenexa *                                             67,000           454,930
   MAXIMUS                                              14,100           523,956
   Mentor Graphics *                                    22,600           105,316
   Methode Electronics                                  91,900           424,578
   Micrel                                              100,700           765,320
   Multi-Fineline Electronix * (A)                      19,943           369,544
   Quantum * (A)                                       573,000           292,230
   RF Micro Devices * (A)                              217,300           234,684
   Silicon Image *                                      81,100           297,637
   Skyworks Solutions *                                 67,600           292,032
   Technitrol                                           45,700           100,540
   TNS *                                                29,088           240,558
   United Online (A)                                   150,700           922,284
                                                                 ---------------
                                                                       9,817,178
                                                                 ---------------
MATERIALS - 7.6%
   Carpenter Technology                                 33,800           557,700
   Ferro (A)                                            40,900           161,964
   Glatfelter                                           87,600           762,996
   HB Fuller                                            32,800           458,216
   NewMarket                                            12,300           387,450
   Olin                                                 24,300           341,415
   OM Group * (A)                                       11,100           215,118
   Schulman A                                           46,000           696,900
   Schweitzer-Mauduit International                     34,600           740,440
   Spartech (A)                                         83,200           263,744
   Worthington Industries (A)                           41,800           420,508
                                                                 ---------------
                                                                       5,006,451
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.0%
   Frontier Communications                                 1                   8
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                               72 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
UTILITIES - 3.1%
   Energen                                              11,700   $       341,757
   Nicor (A)                                             9,300           318,153
   NorthWestern                                         15,100           365,571
   NV Energy (A)                                        22,800           244,644
   Portland General Electric                            41,700           811,065
                                                                 ---------------
                                                                       2,081,190
                                                                 ---------------
   TOTAL COMMON STOCK
     (Cost $133,527,599)                                              65,295,965
                                                                 ---------------
CORPORATE OBLIGATION - 3.8%
   Morgan Stanley Dean Witter (B) (C)
      0.400%, 04/03/09                         $     2,500,000         2,500,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 12.0%
   BlackRock FedFund Institutional
      Money Market Fund (B)                          2,650,000         2,650,000
   Goldman Sachs Financial Square
      Government Fund (B)                            2,650,000         2,650,000
   JPMorgan U.S. Government
      Money Market Fund (B)                          2,650,000         2,650,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT
      COMPANIES (Cost $7,950,000)                                      7,950,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 12.4%
   Bank of America (B)
      0.393%, dated 01/30/09, matures
      02/02/09, repurchase price $3,376,132
      (collateralized by various corporate
      obligations, ranging in par value
      from $111,449 - $1,267,000,
      4.500% - 7.625%, 06/15/09 - 12/15/99,
      total market value $3,544,822)           $     3,376,021         3,376,021
   Deutsche Bank
      0.250%, dated 01/30/09, matures
      02/02/09, repurchase price $810,543
      (collateralized by a U.S. Treasury
      Note obligation, par value $553,100,
      8.750%, 05/15/20, total market
      value $  826,763)                                810,527           810,527

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   HSBC Securities (B)
      0.463%, dated 01/30/09, matures
      02/02/09, repurchase price $4,000,154
      (collateralized by various corporate
      obligations, ranging in par value from
      value $5,000 -  $10,095,000, 0.000% -
      6.400%, 10/16/09 - 02/01/18, total
      market value $4,189,546)                 $     4,000,000   $     4,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $8,186,548)                                                8,186,548
                                                                 ---------------
TOTAL INVESTMENTS - 126.7%
   (Cost $152,164,147)                                                83,932,513
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (26.7)%                         (17,675,184)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    66,257,329
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $15,458,736.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

CL   - CLASS

N.A. - NORTH AMERICA

REIT - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 73

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

VALUE MOMENTUM FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - 97.0%+
CONSUMER DISCRETIONARY - 10.6%
   Autoliv                                              66,300   $     1,219,257
   Comcast, Cl A (A)                                   346,500         4,809,420
   Home Depot (A)                                      146,800         3,160,604
   McGraw-Hill (A)                                      97,000         2,133,030
   News, Cl A                                          438,700         2,803,293
   Pulte Homes                                         179,000         1,816,850
   Starwood Hotels & Resorts Worldwide                  44,600           674,352
   Target                                               68,700         2,143,440
   Time Warner (A)                                     296,400         2,765,412
   Washington Post, CI B (A)                             2,550           995,928
                                                                 ---------------
                                                                      22,521,586
                                                                 ---------------
CONSUMER STAPLES - 15.1%
   Altria Group                                        143,500         2,373,490
   Cadbury PLC, SP ADR (A)                             109,000         3,520,700
   Diageo ADR                                           76,300         4,146,142
   Fomento Economico Mexicano ADR (A)                  124,900         3,515,935
   Henkel KGaA ADR                                      87,500         2,043,125
   Kraft Foods, Cl A                                    73,900         2,072,895
   Nestle ADR                                          156,600         5,394,870
   Philip Morris International                         106,000         3,937,900
   Wal-Mart Stores                                     109,000         5,136,080
                                                                 ---------------
                                                                      32,141,137
                                                                 ---------------
ENERGY - 14.2%
   Chevron (A)                                         120,000         8,462,400
   ConocoPhillips                                       45,500         2,162,615
   Exxon Mobil                                         118,700         9,078,176
   Halliburton                                          80,000         1,380,000
   Marathon Oil                                        164,400         4,476,612
   Peabody Energy                                       39,600           990,000
   Suncor Energy (A)                                    45,500           875,875
   Williams                                            198,200         2,804,530
                                                                 ---------------
                                                                      30,230,208
                                                                 ---------------
FINANCIALS - 17.1%
   Aflac                                                56,000         1,299,760
   Bank of America                                     175,100         1,152,158
   Bank of New York Mellon (A)                         141,700         3,647,358
   Berkshire Hathaway, CI B *                            2,550         7,621,950
   Citigroup                                           312,500         1,109,375
   Genworth Financial, Cl A (A)                        148,000           343,360
   Goldman Sachs Group (A)                              18,300         1,477,359
   Hanover Insurance Group                              78,200         3,160,844
   JPMorgan Chase                                      237,800         6,066,278
   Loews                                                72,800         1,776,320
   Marsh & McLennan                                     89,000         1,720,370

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Prudential Financial                                 59,400   $     1,529,550
   Travelers                                            39,600         1,530,144
   Wells Fargo (A)                                     201,100         3,800,790
                                                                 ---------------
                                                                      36,235,616
                                                                 ---------------
HEALTH CARE - 8.3%
   Baxter International                                 49,500         2,903,175
   Boston Scientific *                                 287,200         2,547,464
   Covidien                                             49,500         1,897,830
   Merck                                               202,200         5,772,810
   Pfizer (A)                                          177,400         2,586,492
   Wyeth                                                44,600         1,916,462
                                                                 ---------------
                                                                      17,624,233
                                                                 ---------------
INDUSTRIAL - 11.6%
   ABB SP ADR                                           99,000         1,291,950
   Avery Dennison                                       31,700           768,091
   Boeing                                               31,100         1,315,841
   General Electric (A)                                470,700         5,709,591
   Honeywell International                             100,000         3,281,000
   Insituform Technologies, CI A * (A)                  96,000         1,800,960
   Pitney Bowes                                         52,000         1,157,520
   Tyco International                                   63,000         1,324,260
   United Technologies                                  45,500         2,183,545
   USG * (A)                                           100,300           652,953
   Waste Management                                    166,400         5,190,016
                                                                 ---------------
                                                                      24,675,727
                                                                 ---------------
INFORMATION TECHNOLOGY - 14.0%
   Accenture, Cl A                                      54,500         1,720,020
   Cisco Systems *                                     146,600         2,194,602
   Corning                                             220,800         2,232,288
   Diebold                                              65,700         1,628,046
   Hewlett-Packard                                      64,400         2,237,900
   Intel                                                99,400         1,282,260
   International Business Machines                      66,400         6,085,560
   Microsoft                                           434,000         7,421,400
   Nokia SP ADR (A)                                    128,800         1,580,376
   Teradata *                                           50,000           656,500
   Tyco Electronics                                     61,400           869,424
   Western Union                                       136,700         1,867,322
                                                                 ---------------
                                                                      29,775,698
                                                                 ---------------
MATERIALS - 1.9%
   Alcoa (A)                                            79,000           615,410
   Cabot (A)                                            49,500           661,320
   Dow Chemical                                         46,900           543,571
   Rio Tinto ADR                                         4,500           390,375
   Weyerhaeuser                                         64,500         1,763,430
                                                                 ---------------
                                                                       3,974,106
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                               74 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

Description                                       Shares/Par          Value
-----------                                    ---------------   ---------------
COMMON STOCK - (CONTINUED)+
TELECOMMUNICATION SERVICES - 2.0%
   AT&T                                                145,000   $     3,569,900
   Sprint Nextel                                       235,000           571,050
                                                                 ---------------
                                                                       4,140,950
                                                                 ---------------
   UTILITIES - 2.2%
      Questar                                          137,700         4,679,046
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $281,995,312)                                            205,998,307
                                                                 ---------------
CORPORATE OBLIGATION - 1.2%
   Morgan Stanley (B) (C)
      0.400%, 04/03/09                         $     2,500,000         2,500,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 10.1%
   BlackRock Liquidity Funds
      FedFund Portfolio (B)                          4,860,000         4,860,000
   Dreyfus Cash Management                           6,939,356         6,939,356
   Goldman Sachs Financial Square
      Government Fund (B)                            4,860,000         4,860,000
   JPMorgan U.S. Government
      Money Market Fund (B)                          4,860,000         4,860,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $21,519,356)                                              21,519,356
                                                                 ---------------
REPURCHASE AGREEMENTS - 7.3%
   Bank of America (B)
      0.393%, dated 01/30/09, matures on
      02/02/09, repurchase price
      $9,052,681 (collateralized by
      various corporate obligations,
      ranging in par from $111,449 -
      $1,267,000, 4.500% - 7.625%,
      06/15/09 - 12/15/99, total market
      value $ 9,370,287)                       $     9,052,385         9,052,385
   HSBC Securities (B)
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $500,010
      (collateralized by a corporate
      obligation, par value $710,000,
      0.000%, 04/15/17, total market
      value $512,180)                                  500,000           500,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   HSBC Securities (B)
      0.463%, dated 01/30/09, matures on
      02/02/09, repurchase price
      $6,000,232 (collateralized by
      various corporate obligations,
      ranging in par from $5,000 -
      $10,095,000, 0.000% - 6.400%,
      10/16/09 - 02/01/18, total market
      value $ 6,227,832)                       $     6,000,000   $     6,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $15,552,385)                                              15,552,385
                                                                 ---------------
TOTAL INVESTMENTS - 115.6%
   (Cost $321,567,053)                                               245,570,048
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (15.6)%                            (33,152,235)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   212,417,813
                                                                 ===============

----------
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 IS $30,466,069.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 75

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 86.3%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.3%                          120,978   $       788,775
   HighMark Core Equity Fund,
      Fiduciary Shares - 18.7%                       1,214,198         6,398,826
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 3.0% *                        173,725         1,018,029
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 9.4%                          244,424         3,219,061
   HighMark International Opportunities
      Fund, Fiduciary Shares - 11.9%                   874,877         4,050,679
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 11.9%                         636,303         4,046,885
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 11.7%                         483,098         3,995,220
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 9.2%                          322,613         3,151,933
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.7%                           87,649           596,012
   HighMark Value Momentum Fund,
      Fiduciary Shares - 6.5%                          216,303         2,201,960
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $49,501,827)                                              29,467,380
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 7.3%
   HighMark Bond Fund, Fiduciary
      Shares   - 0.1%                                      788             8,120
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 7.2%                          251,501         2,467,225
                                                                 ---------------
TOTAL AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES
   (Cost $2,475,174)                                                   2,475,345
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.1%
   HighMark Diversified Money Market
      Fund,
      Fiduciary Shares, 1.19% (A)                       46,673            46,673
                                                                 ---------------
      TOTAL AFFILIATED MONEY MARKET
        REGISTERED INVESTMENT COMPANY
        (Cost $46,673)                                                    46,673
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES
   - 5.6%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.8% *                     162,841   $       944,478
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.8%                        99,139           978,499
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT
      COMPANIES
      (Cost $3,425,396)                                                1,922,977
                                                                 ---------------
FIXED INCOME REGISTERED INVESTMENT
   COMPANY - 1.0%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 1.0%                        84,984           346,735
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $480,184)                                                    346,735
                                                                 ---------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $55,929,254)                                              34,259,110
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.3)%                                 (92,610)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    34,166,500
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

        The accompanying notes are an integral part of the financial statements.


                               76 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 93.1%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.4%                           16,231   $       105,823
   HighMark Core Equity Fund,
      Fiduciary Shares - 22.2%                         183,478           966,928
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 3.7% *                         27,602           161,748
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 11.1%                          36,805           484,728
   HighMark International Opportunities
      Fund, Fiduciary Shares - 12.2%                   114,930           532,125
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 11.0%                          75,429           479,731
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 11.0%                          58,173           481,094
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 10.1%                          45,041           440,050
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.9%                           12,152            82,632
   HighMark Value Momentum Fund,
      Fiduciary Shares - 7.5%                           31,944           325,193
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $5,843,271)                                                4,060,052
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 6.6%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.0% *                      22,575           130,932
   Lazard Emerging Markets Portfolio,
      Institutional Class - 3.6%                        15,689           154,846
                                                                 ---------------
TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
   (Cost $441,742)                                                       285,778
                                                                 ---------------
TOTAL INVESTMENTS - 99.7%
   (Cost $6,285,013)                                                   4,345,830
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                    13,998
                                                                 ---------------
NET ASSETS - 100.0%                                              $     4,359,828
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 77

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

Description                                        Shares             Value
-----------                                    ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 67.4%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.9%                          107,396   $       700,221
   HighMark Core Equity Fund,
      Fiduciary Shares - 13.7%                         981,058         5,170,176
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 2.3% *                        149,394           875,449
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 7.1%                          201,872         2,658,658
   HighMark International Opportunities
      Fund, Fiduciary Shares - 9.8%                    794,962         3,680,676
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 9.8%                          579,009         3,682,496
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 9.4%                          429,625         3,552,999
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 7.3%                          281,619         2,751,422
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.4%                           78,852           536,192
   HighMark Value Momentum Fund,
      Fiduciary Shares - 4.7%                          175,808         1,789,729
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $39,073,870)                                              25,398,018
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 24.9%
   HighMark Bond Fund,
      Fiduciary Shares - 9.0%                          327,472         3,372,956
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 15.9%                         610,997         5,993,880
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $9,397,396)                                                9,366,836
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 1.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 1.19% (A)                      568,035           568,035
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $568,035)                                                    568,035
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES
   - 4.4%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.3% *                     147,746   $       856,928
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.1%                        79,796           787,581
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $2,593,164)                                                1,644,509
                                                                 ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY
   - 1.9%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 1.9%                       179,752           733,388
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $960,802)                                                    733,388
                                                                 ---------------
TOTAL INVESTMENTS - 100.1%
   (Cost $52,593,267)                                                 37,710,786
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                                 (25,821)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    37,684,965
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

        The accompanying notes are an integral part of the financial statements.


                               78 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

Description                                         Shares            Value
-----------                                    ---------------   ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 51.5%
   HighMark Bond Fund,
      Fiduciary Shares - 20.0%                         133,962   $     1,379,814
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 31.5%                         221,858         2,176,428
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $3,569,274)                                                3,556,242
                                                                 ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 38.6%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.0%                           10,892            71,019
   HighMark Core Equity Fund,
      Fiduciary Shares - 9.1%                          119,484           629,678
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.1%*                          12,720            74,539
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 4.6%                           23,968           315,660
   HighMark International Opportunities
      Fund, Fiduciary Shares - 1.8%                     27,280           126,307
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 7.0%                           75,289           478,836
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 5.5%                           45,799           378,762
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 4.2%                           29,558           288,784
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 0.8%                            8,290            56,369
   HighMark Value Momentum Fund,
      Fiduciary Shares - 3.5%                           23,750           241,772
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $3,636,067)                                                2,661,726
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 2.8%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 1.19% (A)                      194,276           194,276
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET
      REGISTERED INVESTMENT COMPANY
      (Cost $194,276)                                                    194,276
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.4%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 3.4%                        58,188   $       237,406
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $311,094)                                                    237,406
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES
   - 2.3%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 1.2% *                      14,468            83,912
   Lazard Emerging Markets Portfolio,
      Institutional Class - 1.1%                         7,531            74,336
                                                                 ---------------
   TOTAL EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $207,081)                                                    158,248
                                                                 ---------------
TOTAL INVESTMENTS - 98.6%
   (Cost $7,917,792)                                                   6,807,898
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 1.4%
                                                                          94,372
                                                                 ---------------
NET ASSETS - 100.0%                                              $     6,902,270
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 79

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BOND FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 39.2%
FHLMC Gold
   6.500%, 11/01/09                            $        13,510   $        13,588
   6.000%, 10/01/09                                     33,641            33,960
   6.000%, 06/01/13                                    759,435           787,910
   6.000%, 09/01/13                                    726,703           753,235
   6.000%, 09/01/17                                  2,173,156         2,268,981
   6.000%, 11/01/17                                    713,102           741,491
   5.500%, 03/01/17                                    644,858           668,915
   5.500%, 08/01/21                                  6,217,584         6,418,081
   5.000%, 10/01/20                                  1,268,079         1,299,658
   5.000%, 07/01/35                                    702,091           714,224
   4.500%, 05/01/19                                  1,606,042         1,632,487
   4.500%, 07/01/19                                  4,798,321         4,877,328
   4.500%, 04/01/20                                    635,509           645,973
   4.000%, 04/01/18                                  3,750,361         3,821,004
   4.000%, 06/01/19                                  8,412,954         8,476,777
FHLMC, CMO REMIC Ser 1666, Cl J
   6.250%, 01/15/24                                  2,000,000         2,148,826
FNMA
   8.500%, 05/01/25                                     24,010            25,911
   8.000%, 08/01/24                                      2,103             2,229
   8.000%, 09/01/24                                        470               498
   8.000%, 06/01/30                                     14,836            15,780
   7.500%, 12/01/26                                    189,109           201,672
   7.000%, 02/01/09                                        141               141
   7.000%, 12/01/10                                     83,940            84,144
   7.000%, 05/01/30                                     40,540            43,084
   6.500%, 04/01/14                                    447,100           467,991
   6.500%, 05/01/26                                     66,571            69,921
   6.500%, 01/01/28                                     21,103            22,178
   6.500%, 03/01/28                                     38,314            40,266
   6.500%, 04/01/28                                    113,693           119,485
   6.500%, 01/01/29                                    669,685           703,804
   6.500%, 06/01/29                                    292,014           306,709
   6.500%, 06/01/29                                    437,180           459,180
   6.500%, 07/01/29                                    378,489           397,535
   6.500%, 08/01/29                                    159,514           167,541
   6.500%, 05/01/30                                    541,782           569,046
   6.000%, 05/01/09                                      1,180             1,185
   6.000%, 09/01/10                                     13,574            13,815
   6.000%, 05/01/11                                     20,537            21,385
   6.000%, 01/01/12                                     14,504            15,102
   6.000%, 01/01/12                                     12,956            13,491
   6.000%, 03/01/13                                     59,859            62,442
   6.000%, 05/01/16                                    589,343           615,514
   6.000%, 10/01/16                                    779,190           813,792
   6.000%, 11/01/17                                  1,704,466         1,780,156
   6.000%, 12/01/27                                      4,861             5,051

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA - (continued)
      6.000%, 12/01/27                         $         2,475   $         2,571
      6.000%, 12/01/27                                  48,879            50,787
      6.000%, 12/01/27                                  20,526            21,328
      6.000%, 07/01/28                                 449,062           466,594
      6.000%, 08/01/28                                 118,326           122,946
      6.000%, 10/01/28                                 207,894           216,010
      6.000%, 10/01/28                                  75,074            78,005
      6.000%, 12/01/28                               1,113,922         1,157,412
      6.000%, 12/01/28                                 329,441           342,303
      6.000%, 12/01/28                                 420,243           436,650
      5.500%, 01/01/17                                 441,177           457,127
      5.500%, 02/01/17                                 229,635           237,794
      5.500%, 12/01/17                               2,170,420         2,247,530
      5.500%, 03/01/20                              10,386,083        10,742,097
      5.500%, 11/01/33                               7,092,263         7,287,152
      5.500%, 04/01/36                               8,888,658         9,113,467
      5.000%, 11/01/17                               2,784,813         2,868,957
      5.000%, 12/01/17                               1,044,932         1,076,505
      5.000%, 02/01/18                               3,101,992         3,191,843
      5.000%, 11/01/18                                 456,442           469,663
      5.000%, 03/01/34                               3,004,635         3,066,887
      5.000%, 03/01/34                               4,664,539         4,761,183
      5.000%, 08/01/34                               9,308,135         9,475,619
      4.500%, 04/01/18                              17,539,878        17,883,493
      4.500%, 08/01/18                               2,003,921         2,043,179
      4.500%, 07/01/20                               6,247,656         6,358,337
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                               3,155,132         3,165,819
   GNMA
      8.000%, 04/15/17                                  16,373            17,524
      8.000%, 05/15/17                                  15,542            16,635
      8.000%, 11/15/26                                 244,581           260,286
      8.000%, 12/15/26                                  98,104           104,404
      7.500%, 05/15/23                                 108,704           115,829
      7.500%, 01/15/24                                  10,171            10,839
      7.500%, 01/15/24                                     718               766
      7.500%, 01/15/24                                  27,194            28,980
      7.500%, 01/15/24                                  49,320            52,561
      7.500%, 01/15/24                                   3,997             4,260
      7.500%, 02/15/24                                  32,236            34,354
      7.500%, 02/15/27                                  16,832            17,933
      7.500%, 02/15/27                                   7,073             7,536
      7.500%, 06/15/27                                  53,953            57,481
      7.500%, 07/15/27                                  16,840            17,941
      7.500%, 08/15/27                                     993             1,058
      7.500%, 08/15/27                                   9,550            10,174
      7.500%, 08/15/27                                  12,776            13,611

        The accompanying notes are an integral part of the financial statements.


                              80 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)

GNMA - (continued)
   7.500%, 08/15/27                            $         1,774   $         1,890
   7.500%, 08/15/27                                      1,759             1,874
   7.500%, 08/15/27                                        693               738
   7.500%, 08/15/27                                     15,579            16,597
   7.000%, 01/15/24                                     34,596            37,074
   7.000%, 04/15/24                                     25,852            27,703
   6.500%, 12/15/23                                     15,025            15,616
   6.500%, 12/15/23                                     45,017            46,788
   6.500%, 01/15/24                                      7,109             7,418
   6.500%, 02/15/24                                     80,404            83,901
   6.500%, 10/15/25                                     52,304            54,583
   6.500%, 04/15/26                                     26,011            27,146
   6.500%, 01/15/29                                    206,642           215,693
   6.500%, 05/15/29                                    650,864           683,261
   6.500%, 06/15/29                                     61,378            64,067
   6.000%, 07/15/28                                     68,893            71,321
   6.000%, 08/15/28                                    121,264           125,539
   6.000%, 09/15/28                                    134,499           139,241
   6.000%, 09/15/28                                    186,772           193,356
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $127,774,470)                                               132,268,722
                                                                 ---------------
CORPORATE OBLIGATIONS - 39.7%
CONSUMER DISCRETIONARY - 5.6%
   Comcast Cable Communications
      6.875%, 06/15/09                               4,530,000         4,574,711
   MGM Mirage
      8.500%, 09/15/10                               1,950,000         1,569,750
   News America
      5.300%, 12/15/14                               3,750,000         3,637,995
   News America Holdings
      7.750%, 02/01/24                               1,000,000           948,970
   Staples
      9.750%, 01/15/14                               3,000,000         3,190,743
   Time Warner Entertainment
      8.375%, 03/15/23                               5,000,000         5,039,190
                                                                 ---------------
                                                                      18,961,359
                                                                 ---------------
CONSUMER STAPLES - 1.8%
   General Mills
      5.700%, 02/15/17                               3,475,000         3,544,399
   Safeway
      7.500%, 09/15/09                               2,468,000         2,528,905
                                                                 ---------------
                                                                       6,073,304
                                                                 ---------------

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
ENERGY - 1.2%
   ConocoPhillips
      5.750%, 02/01/19                         $     4,000,000   $     4,018,040
                                                                 ---------------
FINANCIALS - 11.0%
   Bank of America
      5.650%, 05/01/18                               5,000,000         4,528,360
   Citigroup
      6.200%, 03/15/09                               5,200,000         5,202,662
   GE Global Insurance
      7.750%, 06/15/30                               5,000,000         4,461,835
   Goldman Sachs Group, MTN (A)
      2.417%, 03/02/10                               1,500,000         1,452,539
   HSBC Bank USA
      3.875%, 09/15/09                               4,200,000         4,191,676
   JPMorgan Chase Bank
      6.000%, 10/01/17                               4,200,000         4,091,926
   Lehman Brothers Holdings, MTN (B)
      5.625%, 01/24/13                               4,000,000           560,000
   Merrill Lynch, MTN
      6.150%, 04/25/13                               2,000,000         1,930,064
   Morgan Stanley
      6.750%, 04/15/11                               5,500,000         5,499,071
   UNUM Group
      7.625%, 03/01/11                                 227,000           208,184
   Wachovia
      3.625%, 02/17/09                               5,000,000         5,000,340
                                                                 ---------------
                                                                      37,126,657
                                                                 ---------------
FOREIGN GOVERNMENTS - 2.4%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                               1,125,000         1,458,249
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                               5,000,000         5,300,000
   Province of Saskatchewan
      9.375%, 12/15/20                               1,000,000         1,478,602
                                                                 ---------------
                                                                       8,236,851
                                                                 ---------------
HEALTH CARE - 2.8%
   Abbott Laboratories
      5.600%, 11/30/17                               3,900,000         4,168,254
   HCA
      7.875%, 02/01/11                                 999,000           946,553
   UnitedHealth Group
      5.250%, 03/15/11                               4,500,000         4,512,888
                                                                 ---------------
                                                                       9,627,695
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 81

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
INDUSTRIAL - 1.8%
   Continental Airlines, Ser 98-1B (C)
      6.748%, 03/15/17                         $     1,601,499   $     1,137,064
   General Electric
      5.000%, 02/01/13                               5,000,000         4,990,805
                                                                 ---------------
                                                                       6,127,869
                                                                 ---------------
INFORMATION TECHNOLOGY - 2.0%
   Cisco Systems
      5.250%, 02/22/11                               2,000,000         2,091,754
   International Business Machines
      6.500%, 01/15/28                               2,500,000         2,588,478
      5.700%, 09/14/17                               1,950,000         2,066,842
                                                                 ---------------
                                                                       6,747,074
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.3%
   Bell Atlantic Maryland
      8.000%, 10/15/29                               2,980,000         2,926,914
   New England Telephone & Telegraph
      7.875%, 11/15/29                               4,925,000         4,752,300
                                                                 ---------------
                                                                       7,679,214
                                                                 ---------------
UTILITIES - 8.8%
   Duke Energy
      6.300%, 02/01/14                               4,000,000         4,102,624
   Exelon Generation LLC
      6.200%, 10/01/17                               4,000,000         3,771,120
   MidAmerican Energy Holdings
      5.750%, 04/01/18                               9,400,000         9,337,170
   MidAmerican Energy Holdings, Ser D
      5.000%, 02/15/14                                 400,000           398,904
   Oklahoma Gas & Electric
      6.650%, 07/15/27                               2,500,000         2,192,880
   Orange & Rockland Utilities, Ser G,
      Callable 03/01/09 @104.59
      7.000%, 03/01/09                               1,250,000         1,189,828
   Sempra Energy
      6.150%, 06/15/18                               4,000,000         3,692,956
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                               5,000,000         4,979,340
                                                                 ---------------
                                                                      29,664,822
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $139,162,159)                                            134,262,885
                                                                 ---------------

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
U.S. TREASURY OBLIGATIONS - 8.4%
   U.S. Treasury Inflation Index Bond
      2.000%, 01/15/26                         $     5,500,000   $     5,457,395
   U.S. Treasury Inflation Index
   Notes
      3.000%, 07/15/12                              17,000,000        20,832,692
   U.S. Treasury Inflation Index
   Notes
      1.625%, 01/15/18                               2,000,000         1,982,929
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $ 28,626,874)                                             28,273,016
                                                                 ---------------
ASSET-BACKED SECURITIES - 9.8%
   CS First Boston Mortgage
   Securities,
      Ser 2005-C1, Cl A4 (A)
      5.014%, 02/15/38                               5,000,000         4,213,498
   CenterPoint Energy
      Transition Bond Co. II, Ser A,
      Cl A3
      5.090%, 02/01/14                               5,825,000         5,645,590
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                               5,226,612         5,123,716
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                 296,000           296,635
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                               9,073,748         5,268,445
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                               3,612,914         3,562,247
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                               4,000,000         3,924,167
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                               8,685,416         5,216,678
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $41,102,858)                                              33,250,976
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 3.2%
   Fidelity Institutional
      Money Market Fund                             10,724,773        10,724,773
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $10,724,773)                                              10,724,773
                                                                 ---------------
TOTAL INVESTMENTS - 100.3%
   (Cost $347,391,134)                                               338,780,372
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.3)%
                                                                      (1,042,718)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   337,737,654
                                                                 ===============

        The accompanying notes are an integral part of the financial statements.


                               82 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

BOND FUND (CONCLUDED)

----------
(A)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $560,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $1,137,064 AND REPRESENTED 0.3% OF NET ASSETS.

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 83

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - 98.2%
      Berryessa, Unified School District,
         GO, MBIA Insured
         5.375%, 03/01/12                      $       460,000   $       507,086
      Brentwood, Unified School District,
         Election 1997, Ser B, GO, FGIC
         Insured,
         Callable 08/01/10 @ 101
         4.850%, 08/01/14                              410,000           430,258
      Burlingame, Elementary School District,
         GO, FSA Insured
         5.250%, 07/15/16                              795,000           940,930
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, FGIC Insured
         5.000%, 02/01/14                            2,000,000         2,250,260
      California State, Department of
         Water Resources,
         Central Valley Project,
         Ser Z, RB, FGIC Insured
         ETM, 5.000%, 12/01/12                          10,000            11,396
         5.000%, 12/01/12                              990,000         1,110,859
         ETM, RB, FSA Insured
         5.500%, 12/01/14                               10,000            12,105
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Callable 05/01/12 @ 101
         5.500%, 05/01/15                            1,225,000         1,346,777
         Ser H, FSA Insured,
         Callable 05/01/18 @ 100
         5.000%, 05/01/21                            1,000,000         1,068,590
         5.000%, 05/01/22                            1,000,000         1,055,200
         Subuser F5,
         Callable 05/01/18 @100
         5.000%, 05/01/22                              500,000           521,390
         RB, FSA Insured
         5.500%, 12/01/14                            1,305,000         1,540,761
      California State, Economic Recovery,
         Ser A, GO 5.250%, 07/01/14                    770,000           852,636
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, MBIA Insured,
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                            1,560,000         1,642,337

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
         Santa Clara University,
         RB Callable 04/01/18 @ 100
         5.250%, 04/01/24                      $       670,000   $       698,140
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                              800,000           930,600
         Ser R, RB
         5.000%, 11/01/11                              610,000           669,890
      California State, GO,
         AMBAC Insured
         5.000%, 11/01/17                            1,000,000         1,076,160
         Callable 12/01/16 @ 100
         5.000%, 12/01/17                            1,545,000         1,654,278
         FGIC Insured
         4.500%, 09/01/10                            1,000,000         1,028,180
      California State, Public Works
         Board Lease, Various University of
         California Projects, Ser A, RB,
         AMBAC Insured, Callable 09/15/08 @ 102
         5.100%, 12/01/10                            1,000,000         1,012,520
      Chaffey, Unified High School District,
         GO, FGIC Insured
         5.000%, 08/01/15                            1,000,000         1,137,390
      Coast Community College,
         GO, MBIA Insured
         5.250%, 08/01/15                            1,000,000         1,168,410
      Contra Costa County, Transportation
         Authority, Sales Tax,
         Ser A, RB, FGIC Insured
         6.000%, 03/01/09                            1,000,000         1,003,840
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO, FSA
         Insured
         5.000%, 08/01/17                              500,000           564,475
      Cupertino, Unified School District,
         GO, FSA Insured,
         Callable 08/01/11 @ 100
         5.250%, 08/01/13                              595,000           642,374
      Desert Sands Unified School District,
         GO, Callable 08/01/18 @ 100
         5.750%, 08/01/19                              450,000           533,169
         5.250%, 08/01/20                              600,000           671,826

        The accompanying notes are an integral part of the financial statements.


                              84 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      East Bay, Municipal Utility District,
         Water System Project, RB,
         MBIA Insured, Prerefunded @ 100(A)
         5.250%, 06/01/11                      $     1,250,000   $     1,370,862
      Eastern Municipal Water District,
         Ser A, COP, FGIC Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/12                              300,000           322,515
         5.250%, 07/01/13                            1,000,000         1,073,340
         5.375%, 07/01/16                            2,120,000         2,261,044
         5.375%, 07/01/17                            2,410,000         2,556,383
      El Camino, Community College,
         GO, FSA Insured, Callable
         08/01/15 @ 100
         5.000%, 08/01/16                            1,000,000         1,145,080
      Fallbrook, Unified High School District,
         GO, FGIC Insured
         5.375%, 09/01/12                              250,000           278,053
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                              600,000           640,140
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC
         Insured,
         Callable 08/01/10 @ 100
         4.600%, 08/01/11                              500,000           513,870
      Grant, Joint Union High School District,
         Election 2006, GO, FSA Insured
         Callable 08/01/18 @ 100
         5.000%, 08/01/21                              975,000         1,027,728
      Hayward Unified School District,
         GO, Callable 08/01/16 @ 100
         5.000%, 08/01/25                            1,000,000         1,008,070
      Joshua Basin-Hi Desert Financing
         Authority,
         Water District Project,
         RB, AMBAC Insured
         4.900%, 05/01/09                              465,000           468,822
      Kings River, Conservation District,
         Pine Flat Power, Ser F, RB
         4.625%, 01/01/11                              500,000           527,920
      Livermore-Amador Valley,
         Water Management Authority,
         Ser A, RB, AMBAC Insured,
         Callable 08/01/11 @ 100
         5.000%, 08/01/13                              400,000           425,408
         5.250%, 08/01/14                              750,000           808,200

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      Lodi, Unified School District,
         Election 2002, GO, FSA Insured
         Callable 08/01/13 @ 100
         5.250%, 08/01/22                      $     1,000,000   $     1,047,990
      Los Angeles Community College
         District,
         Election 2003, Ser E, GO, FSA
         Insured,
         Callable 08/01/16 @ 100
         5.000%, 08/01/17                            1,000,000         1,141,940
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         A-1st Senior, Ser B, RB, FSA
         Insured
         5.250%, 07/01/11                            1,550,000         1,686,958
         C-2nd Senior, Ser A, RB,
         AMBAC Insured
         5.500%, 07/01/10                            1,050,000         1,107,991
         FGIC Insured
         5.000%, 07/01/10                            2,000,000         2,094,300
      Los Angeles,
         Ser A, GO,
         FGIC Insured
         5.250%, 09/01/09                              600,000           615,738
         MBIA Insured
         5.250%, 09/01/11                              250,000           272,928
         Ser B, GO, FSA Insured,
         Callable 09/01/15 @ 100
         5.000%, 09/01/16                            1,000,000         1,146,770
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         Callable 05/15/18 @ 100
         5.250%, 05/15/21                            1,000,000         1,068,050
      Los Angeles, Department of Water &
         Power,
         Ser A-A-1, RB, MBIA Insured
         5.250%, 07/01/10                            1,710,000         1,805,914
         5.250%, 07/01/11                            1,000,000         1,085,880
         07/01/11 @ 100
         5.250%, 07/01/13                            2,025,000         2,183,416
         Ser B, RB, MBIA Insured,
         Callable 07/01/11 @ 100
         5.000%, 07/01/13                              430,000           485,522

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 85

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      Los Angeles, Unified School District,
         GO, Election 1997, Ser E, MBIA
         Insured,
         Prerefunded @ 100  (A)
         5.500%, 07/01/12                      $     1,390,000   $     1,589,006
         MBIA Insured
         5.500%, 07/01/12                              755,000           836,102
         Ser A, FGIC Insured
         6.000%, 07/01/11                            1,385,000         1,514,594
         Ser D, FGIC
         Insured,
         Prerefunded @ 100  (A)
         5.500%, 07/01/10                            2,000,000         2,133,700
      Los Angeles, Waste Water System,
         Ser C, RB, MBIA Insured
         5.375%, 06/01/12                            1,145,000         1,274,935
      Los Gatos-Saratoga,
         Joint Unified High School,
         Election 1998, Ser B,
         GO, Prerefunded @ 100 (A)
         4.600%, 12/01/10                              875,000           945,910
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         MBIA Insured, Callable 07/01/11 @ 100
         5.000%, 07/01/14                            2,440,000         2,591,670
      Metropolitan, Water District of
         Southern California, Ser A, RB,
         Callable 07/01/11 @ 101
         5.375%, 07/01/12                            2,185,000         2,406,122
         Waterworks Project, Ser B, GO
         4.000%, 03/01/11                              500,000           527,125
      Mountain View, Shoreline Regional Park
         Community, Ser A, TA, MBIA
         Insured 5.600%, 08/01/10                      500,000           500,045
      North Orange County,
         Community College District,
         GO, MBIA Insured
         5.000%, 08/01/15                            1,000,000         1,153,480
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A,
         GO, FGIC Insured, Prerefunded
         @ 100 (A)
         5.000%, 08/01/13                            1,800,000         2,082,852
      Orange County, Local Transportation
         Authority, Measure M, Second
         Senior,
         Ser A, RB, MBIA Insured
         5.500%, 02/15/10                            1,200,000         1,257,769

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      Orange County, Sanitation District,
         Ser B, COP, FSA Insured,
         Callable 02/01/17 @ 100
         5.000%, 02/01/23                      $     2,615,000   $     2,725,118
         5.000%, 02/01/25                            1,200,000         1,226,160
      Orange County, Water District,
         Ser B, COP, MBIA Insured,
         Callable 02/15/15 @ 100
         5.000%, 08/15/24                              700,000           709,807
      Paramount, Unified School District,
         GO, FSA Insured
         5.000%, 09/01/15                            1,000,000         1,137,690
      Port of Oakland, RB,
         Ser B, MBIA Insured,
         Callable 11/01/17 @ 100
         5.000%, 11/01/18                            1,000,000         1,055,720
         Ser M, FGIC Insured,
         Prerefunded @ 100 (A)
         5.250%, 11/01/12                            1,000,000         1,141,810
      Redding, Electric System Revenue,
         Ser A, COP, FSA Insured,
         Callable 06/01/18 @ 100
         5.000%, 06/01/22                            1,500,000         1,554,195
         5.000%, 06/01/24                              750,000           756,630
      Redwood City, Elementary School
         District,
         GO, FGIC Insured
         5.500%, 08/01/10                            1,140,000         1,199,383
         5.500%, 08/01/14                              900,000         1,049,301
      Riverside County, Transportation
         Commission, Sales Tax Revenue,
         Ser A, RB, AMBAC Insured
         5.750%, 06/01/09                              740,000           752,351
      Riverside, Community College,
         GO, FSA Insured,
         Callable 08/01/15 @ 100
         5.000%, 08/01/19                            1,700,000         1,862,435
      Sacramento, Municipal Utility
         District, RB,
         Electric Power & Light
         Revenues,
         Ser O, MBIA Insured
         5.250%, 08/15/10                              500,000           526,860
         Ser P, FSA Insured,
         Callable 08/15/11 @ 100
         5.250%, 08/15/13                            1,585,000         1,698,882
         Ser R, MBIA Insured,
         5.000%, 08/15/15                            1,480,000         1,670,254
         Callable 08/15/13 @ 100
         5.000%, 08/15/16                            1,000,000         1,079,280
         Ser U, Callable 08/15/18 @100
         5.000%, 08/15/23                            1,000,000         1,028,240

        The accompanying notes are an integral part of the financial statements.


                               86 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      San Bernardino County,
         Community College District, GO,
         Election 2002,
         Ser A, Callable 8/01/18 @ 100
         6.250%, 08/01/24                            1,000,000         1,123,290
         FSA Insured
         5.000%, 08/01/15                            1,000,000         1,159,990
      San Bernardino County, Transportation
         Authority,
         Ser A, RB, FSA Insured,
         Callable 12/26/08 @ 101
         5.000%, 03/01/09                      $     1,000,000   $     1,002,800
         Ser A, RB, MBIA Insured
         6.250%, 03/01/10                            2,000,000         2,097,600
         San Bernardino, Municipal Water
         Department, Sewer Authority,
         COP, FGIC Insured,
         Callable 02/01/09 @ 101
         5.000%, 02/01/11                            1,130,000         1,140,859
      San Diego County, Public Facilities
         Financing Authority, RB, MBIA
         Insured,
         Callable 08/01/12 @ 100
         5.000%, 08/01/14                            1,000,000         1,073,380
      San Diego County, Water Authority,
         COP, Ser A, Callable 05/01/18 @ 100
         5.000%, 05/01/20                            1,000,000         1,093,540
         Water Revenues, Ser 2008A,
         FGIC Insured
         5.250%, 05/01/16                            1,310,000         1,529,281
      San Francisco City & County,
         Airport Commission,
         International Airport,
         Second Senior, Issue 20, RB,
         MBIA Insured,
         Callable 12/26/08 @ 101
         4.250%, 05/01/09                            1,000,000         1,004,630
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, FSA Insured
         5.000%, 11/01/10                            1,000,000         1,061,170
         5.000%, 11/01/11                            1,500,000         1,628,220
         Callable 05/01/16 @ 100
         5.000%, 11/01/23                            1,000,000         1,025,570
         Ser B, RB, MBIA Insured,
         Callable 11/01/12 @ 100
         5.000%, 11/01/15                            1,250,000         1,352,075

Description                                          Par              Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      San Francisco, Bay Area
         Rapid Transit, RB, AMBAC
         Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/14                      $       300,000   $       323,322
      San Joaquin County, Delta
         Community College District,
         Election 2004, Ser A, GO, FSA
         Insured
         4.500%, 08/01/15                            1,000,000         1,126,820
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, MBIA Insured
         4.250%, 09/01/11                            1,765,000         1,883,890
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment
         Project,
         TA, AMBAC Insured,
         Callable 08/01/08 @ 102
         5.000%, 08/01/09                            1,500,000         1,522,590
      San Juan, Unified School District,
         GO, FSA Insured
         5.250%, 08/01/10                            1,150,000         1,216,539
      San Mateo County, Transit District,
         Ser A, RB, MBIA Insured
         5.250%, 06/01/16                            2,000,000         2,292,440
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC
         Insured,
         Prerefunded @ 100 (A)
         5.375%, 09/01/11                            2,195,000         2,436,713
      San Ramon Valley, Unified School
         District, Election 2002, GO, FSA
         Insured, Callable 08/01/14 @ 100
         5.250%, 08/01/18                            1,250,000         1,386,088
      Santa Ana, Community
         Redevelopment Agency,
         Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                              165,000           175,428
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, FSA
         Insured
         5.500%, 08/01/15                              510,000           598,485
      Solano County, Community College,
         Election 2002, Ser A, GO,
         MBIA Insured, Prerefunded @ 100
         (A)
         5.000%, 08/01/13                            1,865,000         2,153,646
      South Placer, Waste Water Authority,
         Ser A, RB, ETM, FGIC Insured
         4.500%, 11/01/10                            1,000,000         1,051,720

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 87

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
   MUNICIPAL BONDS - (CONTINUED)
      Southern California, Public Power
         Authority Transmission Project
         Revenue, Sub Southern Transmission,
         Series A, RB Callable,1/1/2019
         @ 100 5.000%, 07/01/23                $     1,000,000   $     1,014,000
      Stockton Unified School District,
         Election 2005, GO, FSA Insured
         5.000%, 08/01/16                              645,000           725,909
      Torrance, Unified School District
         Election of 2008, Measure Z, GO,
         Callable 8/01/2019 @ 100
         5.500%, 08/01/25                            1,000,000         1,038,780
      Turlock, Irrigation District,
         Ser A, RB, MBIA Insured
         6.000%, 01/01/11                              500,000           539,800
                                                                 ---------------
      TOTAL MUNICIPAL BONDS
         (Cost $126,378,317)                                         132,018,670
                                                                 ---------------
   REGISTERED INVESTMENT COMPANY - 2.1%
      BlackRock Liquidity Funds,
         California Money Fund, 0.430%(B)            2,862,032         2,862,032
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,862,032)                                             2,862,032
                                                                 ---------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $129,240,349)                                            134,880,702
                                                                 ---------------
   OTHER ASSETS  & LIABILITIES, NET - (0.3)%                            (400,462)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   134,480,240
                                                                 ===============

----------
(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA   - FINANCIAL SECURITY ASSURANCE

GO    - GENERAL OBLIGATION

MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE

RB    - REVENUE BOND

SER   - SERIES

TA    - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.


                              88 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - 98.5%
ALASKA - 0.8%
   Anchorage, City of Anchorage Schools,
      Ser B, GO, FGIC Insured
      5.000%, 09/01/17                         $       500,000   $       591,275
                                                                 ---------------
ARIZONA - 6.4%
   Arizona State, Transportation
      Board & Highway Revenue, Ser A, RB,
      Callable 07/01/12 @ 102
      5.250%, 07/01/17                               1,000,000         1,107,670
   Phoenix, GO,
      Prerefunded @ 101 (A)
      5.000%, 07/01/09                               2,370,000         2,437,877
      Ser A,
      6.250%, 07/01/17                               1,000,000         1,276,660
                                                                 ---------------
                                                                       4,822,207
                                                                 ---------------
CALIFORNIA - 20.4%
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                               1,000,000         1,125,130
   California State, Department of
      Water Resources,
      Central Valley Project,
      Ser X, RB, FGIC Insured
      5.500%, 12/01/15                                 600,000           714,762
      5.000%, 12/01/12                                 500,000           561,040
      Power Supply Revenue, RB,
      Ser H, FSA Insured, Callable
      05/01/18 @ 100
      5.000%, 05/01/22                               1,000,000         1,055,200
      Ser B-2, (B)
      0.250%, 05/01/22                               1,000,000         1,000,000
   California State, Educational
      Facilities Authority,
      Loyola-Marymount
      University, Ser A, RB, MBIA Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                               1,000,000         1,052,780
   Chico Unified School District
      Ser B, GO, FSA Insured,
      Callable 8/01/18 @ 100
      5.000%, 08/01/25                               1,625,000         1,621,376
   Contra Costa, Water District,
      Ser E, RB, AMBAC Insured
      6.250%, 10/01/12                                 705,000           757,050
   Elsinore Valley, Municipal Water
      District, COP, FGIC Insured
      5.375%, 07/01/18                                 750,000           822,157

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Los Angeles, Ser A, GO, MBIA Insured
      5.250%, 09/01/12                         $       375,000   $       419,182
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                               1,000,000         1,036,130
   Sacramento Municipal Utility District,
      Ser R, RB, MBIA Insured,
      Callable on 08/15/13 @ 100
      5.000%, 08/15/23                                 500,000           505,440
   San Bernardino, Community College
      District, Election 2002,
      Ser A, GO, Callable 8/01/18 @ 100
      6.250%, 08/01/24                                 850,000           954,796
   San Jose, Redevelopment Agency, TA,
      ETM, MBIA Insured,
   Prerefunded @ 100 (A)
      6.000%, 08/01/15                                 330,000           411,579
      MBIA Insured
      6.000%, 08/01/15                                 670,000           736,303
   San Ramon Valley, Unified
      School District, Election 2002,
      GO, FSA Insured,
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                               1,670,000         1,851,813
   Torrance, Unified School District,
      Election of 2008, Measure Y,
      GO, Callable 8/01/19 @ 100
      5.500%, 08/01/25                                 750,000           779,085
                                                                 ---------------
                                                                      15,403,823
                                                                 ---------------
COLORADO - 0.5%
   Regional Transportation District,
      Sales Tax, Ser B, RB, AMBAC Insured
      5.250%, 11/01/12                                 350,000           395,255
                                                                 ---------------
FLORIDA - 0.7%
   Jacksonville, Local Government,
      Sales Tax Revenue, RB, FGIC Insured
      5.500%, 10/01/13                                 500,000           565,555
                                                                 ---------------
GEORGIA - 4.8%
   Atlanta, Water & Wastewater Revenue,
      Ser A, RB, FGIC Insured
      5.500%, 11/01/13                               1,000,000         1,097,160
   Georgia State, Ser E, GO
      5.250%, 02/01/09                               2,525,000         2,525,000
                                                                 ---------------
                                                                       3,622,160
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 89

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
HAWAII - 4.7%
   Hawaii County, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/15/11                         $       635,000   $       700,164
   Hawaii State, Highway Revenue,
      Ser B, RB, FSA Insured
      5.000%, 07/01/15                               1,000,000         1,166,490
   Honolulu City and County,
      Ser A, GO, FSA Insured,
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                               1,000,000         1,102,050
   Kauai County, Ser A, GO, MBIA Insured,
      Callable 08/01/11 @ 100
      5.625%, 08/01/13                                 440,000           482,636
      Prerefunded @ 100 (A)
      5.625%, 08/01/11                                  60,000            66,608
                                                                 ---------------
                                                                       3,517,948
                                                                 ---------------
IDAHO - 3.6%
   Idaho State, Housing & Finance
      Association, Grant &
      Revenue Anticipation,
      Federal Highway Trust, RB,
      MBIA Insured
      5.000%, 07/15/15                               1,000,000         1,164,170
      Ser A, Callable 7/15/19 @ 100
      5.000%, 07/15/22                                 400,000           419,576
      Twin Falls County, School District No.
      411, GO, MBIA Insured 5.000%, 09/15/16         1,000,000         1,127,950
                                                                 ---------------
                                                                       2,711,696
                                                                 ---------------
ILLINOIS - 2.7%
   Chicago, O'Hare International
      Airport 2nd Lein,
      Ser C, RB, MBIA Insured
      5.000%, 01/01/10                               1,000,000         1,021,840
   Cook County, Ser A, GO, FGIC Insured,
      Callable 11/15/08 @ 101
      4.500%, 11/15/09                               1,000,000         1,008,900
                                                                 ---------------
                                                                       2,030,740
                                                                 ---------------

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
MASSACHUSETTS - 4.7%
   Massachusetts State,
      School Building Authority,
      Ser A, RB, FSA Insured
      5.000%, 08/15/14                         $     1,000,000   $     1,149,540
      Water Resources Authority,
      Ser A, RB, MBIA Insured
      5.250%, 08/01/15                               1,000,000         1,178,270
      5.250%, 08/01/16                               1,000,000         1,189,070
                                                                 ---------------
                                                                       3,516,880
                                                                 ---------------
NEVADA - 5.4%
   Clark County, Limited Tax-Bond Bank,
      GO, Callable 6/01/18 @ 100
      5.000%, 06/01/25                                 675,000           667,535
   Clark County, Nevada Airport Revenue,
      Subordinated Lien, Ser D-2, RB,
      LOC Landesbank Baden-Wurtt, (B)
      0.550%, 07/01/40                               2,000,000         2,000,000
   Clark County, School District,
      Ser A, GO, FSA Insured,
      Callable 12/15/12 @ 103
      5.500%, 06/15/16                                 500,000           551,445
   Las Vegas, Water District Revenue,
      Ser B, GO, MBIA Insured,
      Callable 12/01/12 @ 100
      5.250%, 06/01/14                                 300,000           331,638
   Nevada State, Capital Improvements,
      Ser A, GO, MBIA Insured,
      Callable 05/01/12 @ 100
      5.000%, 11/01/16                                 500,000           538,350
                                                                 ---------------
                                                                       4,088,968
                                                                 ---------------
NEW JERSEY - 3.2%
   New Jersey State,
      Ser L, GO, AMBAC Insured
      5.250%, 07/15/16                               1,000,000         1,190,280
      Transportation Trust Fund
      Authority, Ser C, ETM, RB, MBIA
      Insured 5.250%, 06/15/15                       1,000,000         1,201,220
                                                                 ---------------
                                                                       2,391,500
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.


                               90 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
NEW YORK - 4.3%
   New York State,
      Ser C-1, GO, FSA Insured,
      Callable 10/01/17 @ 100
      5.000%, 10/01/24                         $     1,000,000   $     1,002,020
      Ser M, GO, FSA Insured
      5.000%, 04/01/15                               1,000,000         1,112,850
      Thruway Authority, Highway & Board,
      Ser A, RB, MBIA Insured,
      Prerefunded @ 100 (A)
      5.000%, 04/01/14                               1,000,000         1,138,950
                                                                 ---------------
                                                                       3,253,820
                                                                 ---------------
OREGON - 9.6%
   Chemeketa, Community College
      District, ETM, GO, FGIC Insured
      5.500%, 06/01/12                               1,060,000         1,187,825
   Jackson County, Juvenille Services
      Center, GO, FSA Insured
      5.000%, 06/01/10                               1,000,000         1,047,480
   McMinnville, School District,
      No. 40, GO, FSA Insured
      5.000%, 06/15/11                               1,000,000         1,084,870
   Portland, Sewer System Revenue,
      Second Lien Ser B, RB, FSA Insured,
      Callable 06/15/18 @ 100
      5.000%, 06/15/23                               1,000,000         1,057,390
   Washington County, School District
      Authority No. 15, GO, FSA Insured
      5.000%, 06/15/14                               1,000,000         1,154,040
   Washington, Multnomah
      & Yamill Counties, School District
      Authority, GO, MBIA Insured
      5.000%, 06/01/11                                 500,000           540,545
   Yamhill County, School District
      Authority No. 29J, GO, FGIC Insured
      5.250%, 06/15/16                               1,000,000         1,186,100
                                                                 ---------------
                                                                       7,258,250
                                                                 ---------------
PENNSYLVANIA - 3.1%
   Pennsylvania State,
      First Ser, GO, MBIA Insured
      5.000%, 06/01/09                               1,100,000         1,115,609
      Second Ser, GO
      5.250%, 10/01/09                               1,155,000         1,189,685
                                                                 ---------------
                                                                       2,305,294
                                                                 ---------------

Description                                          Par               Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
TEXAS - 6.2%
   Houston, Texas Utility System Revenue,
      First Lien, Ser A, RB, FSA Insured
      5.250%, 11/15/17                         $     1,000,000   $     1,167,460
   Lamar Consolidated Independent
      School District, Schoolhouse,
      GO, PSF Insured
      5.000%, 02/15/17                                 500,000           584,095
   North East Independent School District,
      Ser A, GO, PSF Insured
      5.000%, 08/01/17                                 500,000           585,920
   San Antonio, Water Revenue,
      RB, FGIC Insured
      5.000%, 05/15/17                               1,000,000         1,146,430
   Texas State, University Systems,
      Revenue Financing System,
      RB, FSA Insured,
      Prerefunded @ 100 (A)
      4.800%, 03/15/10                               1,170,000         1,226,207
                                                                 ---------------
                                                                       4,710,112
                                                                 ---------------
UTAH - 2.2%
   Utah State, Board of Regents Auxiliary &
      Campus Facilities Revenue,
      Ser A, RB, MBIA Insured,
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                               1,500,000         1,669,275
                                                                 ---------------
WASHINGTON - 15.2%
   King County, School District No. 410,
      GO, FGIC Insured
      5.500%, 12/01/10                               1,285,000         1,377,880
   Pierce County, GO, AMBAC Insured,
      Callable 08/01/15 @ 100
      5.125%, 08/01/16                               1,375,000         1,580,274
   Seattle, Limited Tax, Ser B, GO,
      5.500%, 03/01/11                               1,935,000         2,097,908
      ETM, Prerefunded @ 100 (A)
      5.500%, 03/01/11                                  65,000            70,808
   Seattle, Municipal Light & Power
      Revenue Authority,
      RB, LOC JPMorgan Chase Bank (B)
      0.300%, 11/01/15                               2,200,000         2,200,000
      Ser B, RB, MBIA Insured,
      Callable 12/15/08 @ 101
      4.750%, 06/01/09                               1,000,000         1,007,910

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 91

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - (CONTINUED)
   Seattle, Water System Revenue,
      RB, LOC Bayerish Landesbank (B)
      0.300%, 09/01/25                         $     2,000,000   $     2,000,000
      Washington State, Ser A, GO,
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                               1,000,000         1,133,330
                                                                 ---------------
                                                                      11,468,110
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $70,946,211)                                              74,322,868
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 4.2%
   BlackRock Liquidity Funds,
      California Money Fund, 0.430% (C)              3,194,581         3,194,581
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $3,194,581)                                                3,194,581
                                                                 ---------------
TOTAL INVESTMENTS - 102.7%
   (Cost $74,140,792)                                                 77,517,449
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (2.7)%
                                                                      (2,012,943)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    75,504,506
                                                                 ===============

----------
(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  FLOATING RATE RATE DISCLOSED IS AS OF JANUARY 31, 2009. SECURITY.

(C)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA   - FINANCIAL SECURITY ASSURANCE

GO    - GENERAL OBLIGATION

LOC   - LETTER OF CREDIT

MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE

PSF   - PRIORITY SOLIDARITY FUND

RB    - REVENUE BOND

SER   - SERIES

TA    - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.


                               92 | 1.800.433.6884

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 40.6%
   FHLMC 7 Year Balloon
      3.500%, 08/01/10                         $       356,203   $       356,177
   FHLMC Gold
      6.000%, 01/01/13                                 168,614           175,109
      6.000%, 09/01/13                                  36,624            37,961
      6.000%, 04/01/14                                  69,370            71,855
      6.000%, 05/01/14                                  46,311            48,345
      6.000%, 05/01/14                                  49,398            51,568
      6.000%, 05/01/14                                  67,393            70,354
      6.000%, 05/01/14                                 277,666           287,650
      6.000%, 07/01/14                                 237,985           246,571
      6.000%, 10/01/16                                 206,821           215,940
      6.000%, 04/01/17                                 622,290           649,146
      5.500%, 07/01/15                                 711,313           738,808
      5.500%, 03/01/17                                 203,673           211,271
      5.500%, 12/01/17                                  20,201            20,925
      5.500%, 02/01/18                                 224,798           233,075
      5.500%, 11/01/18                                  19,567            20,266
      5.000%, 10/01/18                                 622,974           641,975
      5.000%, 07/01/20                                 303,684           311,246
   FHLMC, ARM
      4.769%, 03/01/35                                 419,870           426,704
      4.376%, 01/01/34                                 480,227           485,967
   FHLMC, CMO REMIC
      Ser 2734, CI JC
      3.500%, 11/15/23                                  34,801            34,835
      Ser 2743, CI NL
      3.000%, 05/15/23                                  25,792            25,769
      Ser 2836, CI QC
      5.000%, 09/15/22                                 110,608           110,781
      Ser 2844, CI PQ
      5.000%, 05/15/23                                  87,684            88,005
   FNMA
      8.000%, 06/01/30                                   6,595             7,015
      8.000%, 11/01/30                                   4,184             4,450
      6.500%, 06/01/16                                  85,939            89,821
      6.500%, 07/01/16                                  63,043            65,890
      6.500%, 11/01/16                                  56,688            59,248
      6.500%, 01/01/17                                  61,132            63,893
      6.500%, 02/01/17                                  23,269            24,320
      6.500%, 04/01/17                                  81,277            84,833
      6.500%, 07/01/17                                  73,365            76,576
      6.000%, 04/01/16                                 302,094           315,509
      6.000%, 04/01/16                                 713,740           745,881
      6.000%, 05/01/16                                 738,754           771,560
      6.000%, 05/01/16                                 425,178           444,324
      6.000%, 06/01/16                                  38,077            39,768
      6.000%, 08/01/16                                  65,664            68,580

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA - (continued)
      6.000%, 10/01/16                         $       155,838   $       162,758
      6.000%, 05/01/18                                 447,786           467,671
      5.500%, 07/01/14                                 270,722           281,355
      5.500%, 09/01/14                                 418,012           434,431
      5.500%, 08/01/15                                 923,233           959,496
      5.500%, 12/01/16                                  80,476            83,385
      5.500%, 01/01/17                                 592,873           614,307
      5.500%, 09/01/17                                 779,944           807,654
      5.500%, 09/01/17                                  96,212            99,630
      5.500%, 10/01/17                                 125,733           130,200
      5.500%, 11/01/17                                 224,381           232,353
      5.500%, 12/01/17                                 124,327           128,744
      5.500%, 02/01/18                                  15,325            15,851
      5.500%, 04/01/18                                  31,072            32,138
      5.500%, 10/01/18                                  41,815            43,300
      5.500%, 12/01/18                               1,540,985         1,596,696
      5.000%, 07/01/14                                  68,246            69,798
      5.000%, 05/01/18                                  36,802            37,868
      5.000%, 06/01/18                                 141,196           145,286
   FNMA, ARM
      4.838%, 09/01/33                                 290,059           294,047
      4.029%, 08/01/27                                  42,180            41,927
      FNMA, CMO REMIC  Ser 45, CI NM
      4.500%, 06/25/24                                  39,614            39,554
   GNMA, CMO REMIC
      Ser 25, CI AC
      3.377%, 01/16/23                                 926,039           926,821
      Ser 51, CI A
      4.145%, 02/16/18                                 226,661           228,137
      Ser 52, CI A
      4.287%, 01/16/30                               1,526,147         1,542,917
      Ser 62, Cl B
      4.763%, 01/16/25                                 381,127           387,205
      Ser 77, CI A
      3.402%, 03/16/20                                 303,720           303,923
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $18,053,171)                                              18,529,423
                                                                 ---------------
CORPORATE OBLIGATIONS - 31.3%
CONSUMER DISCRETIONARY - 1.6%
   Comcast Cable Communications
      6.875%, 06/15/09                                 500,000           504,935
   MGM Mirage
      8.500%, 09/15/10                                 250,000           201,250
                                                                 ---------------
                                                                         706,185
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 93

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER STAPLES - 2.3%
   Kellogg
      6.600%, 04/01/11                         $       500,000   $       537,617
   Safeway
      7.500%, 09/15/09                                 500,000           512,339
                                                                 ---------------
                                                                       1,049,956
                                                                 ---------------
ENERGY - 4.1%
   Consolidated Natural Gas
      6.000%, 10/15/10                                 325,000           330,971
   Enterprise Products Operating
      4.950%, 06/01/10                                 500,000           492,786
   Kinder Morgan Energy Partners
      7.500%, 11/01/10                                 800,000           831,097
   Williams Cos (A)
      6.375%, 10/01/10                                 230,000           224,222
                                                                 ---------------
                                                                       1,879,076
                                                                 ---------------
FINANCIALS - 9.4%
   Citigroup
      6.200%, 03/15/09                               1,000,000         1,000,512
   Goldman Sachs Group, MTN (B)
      2.417%, 03/02/10                                 500,000           484,180
   HSBC Bank USA
      3.875%, 09/15/09                               1,000,000           998,018
   Lehman Brothers Holdings, MTN (C)
      5.625%, 01/24/13                                 500,000            70,000
   UNUM Group
      7.625%, 03/01/11                                 250,000           229,277
   Wachovia
      3.625%, 02/17/09                               1,000,000         1,000,068
   Wells Fargo
      6.450%, 02/01/11                                 500,000           513,461
                                                                 ---------------
                                                                       4,295,516
                                                                 ---------------
HEALTH CARE - 3.2%
   Cigna
      7.000%, 01/15/11                                 500,000           496,506
   UnitedHealth Group
      5.250%, 03/15/11                                 500,000           501,432
   Wellpoint
      4.250%, 12/15/09                                 500,000           482,673
                                                                 ---------------
                                                                       1,480,611
                                                                 ---------------
INDUSTRIAL - 1.1%
   Raytheon
      4.850%, 01/15/11                                 500,000           503,773
                                                                 ---------------

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
INFORMATION TECHNOLOGY - 0.6%
   Xerox
      7.125%, 06/15/10                         $       291,000   $       291,416
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.3%
   AT&T
      4.125%, 09/15/09                                 500,000           506,583
   Verizon Global Funding
      7.250%, 12/01/10                                 500,000           532,342
                                                                 ---------------
                                                                       1,038,925
                                                                 ---------------
UTILITIES - 6.7%
   Carolina Power & Light
      5.950%, 03/01/09                                 500,000           501,170
   Centerpoint Energy, Ser B
      7.250%, 09/01/10                                 250,000           247,239
   Duke Energy
      6.300%, 02/01/14                                 500,000           512,828
   MidAmerican Funding
      6.339%, 03/01/09                                 500,000           500,846
   Pacific Gas & Electric
      3.600%, 03/01/09                                 624,000           623,310
   Xcel Energy
      7.000%, 12/01/10                                 658,000           685,235
                                                                 ---------------
                                                                       3,070,628
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $14,832,933)
                                                                      14,316,086
                                                                 ---------------
ASSET-BACKED SECURITIES - 17.2%
   Banc of America Funding,
      Ser 2002-2, Cl A2
      6.000%, 11/25/32                                 394,832           397,058
   Bear Stearns Commercial
      Mortgage Securities,
      Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                                 110,113           108,496
   CDC Commercial Mortgage Trust,
      Ser 2002-FX1, Cl A1
      5.252%, 05/15/19                                 615,269           609,582
   CenterPoint Energy Transition
   Bond Co. II,
      Ser 2005-A, Cl A1
      4.840%, 02/01/09                                 101,750           101,750
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                                 744,342           729,688

        The accompanying notes are an integral part of the financial statements.


                               94 | 1.800.433.6884

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                         $     1,500,000   $     1,503,215
   Harley-Davidson Motorcycle Trust,
      Ser 2005-2, Cl A2
      4.070%, 02/15/12                                 470,329           455,765
   Master Asset Securitization Trust,
      Ser 2003-10, Cl 2A1
      4.500%, 11/25/13                                 197,781           194,567
   Merrill Lynch Mortgage Investors Trust,
      Ser 2005-A2, Cl A4 (B)
      4.486%, 02/25/35                                 532,866           433,386
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                                 932,365           919,290
   PG&E Energy Recovery Funding Trust,
      Ser 2005-1, Cl A2
      3.870%, 06/25/11                                  93,677            93,929
      Ser 2005-2, Cl A2
      5.030%, 03/25/14                                 950,000           975,774
   Peco Energy Transition Trust,
      Ser 2001-A, Cl A1
      6.520%, 12/31/10                                 500,000           511,028
   TXU Electric Delivery Transition Trust,
      Ser 2004-1, Cl A1
      3.520%, 11/15/11                                  69,881            69,182
   Washington Mutual,
      Ser 2005-8, Cl 1A8
      5.500%, 10/25/35                                 331,398           270,814
      Ser 2005-AR4, Cl A3 (B)
      4.585%, 04/25/35                                 487,718           462,615
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $8,038,495)                                                7,836,139
                                                                 ---------------
U.S. TREASURY OBLIGATION - 2.7%
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12                               1,000,000         1,225,452
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $1,347,046)                                                1,225,452
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 7.3%
   Dreyfus Cash Management                           1,676,045   $     1,676,045
   Fidelity Institutional Money Market Funds         1,676,045         1,676,045
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $3,352,090)
                                                                       3,352,090
                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $45,623,735)                                                 45,259,190
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                   392,124
                                                                 ---------------
NET ASSETS - 100.0%                                              $    45,651,314
                                                                 ===============

----------
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2009 WAS $224,222 AND REPRESENTED 0.49% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $70,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 95

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - 97.4%
CALIFORNIA - 93.2%
   ABAG
      Finance Authority, Non-Profit
      899 Charleston Project, RB (A) (B) (C)
      0.400%, 06/01/37                         $     5,670,000   $     5,670,000
      Oshman Family Jewish Community,
      RB (A) (B) (C)
      0.300%, 06/01/37                              20,600,000        20,600,000
      Point Loma Nazarene, RB (A) (B) (C)
      0.200%, 10/01/33                               5,000,000         5,000,000
      Schools Sacred Heart SF,
      Ser A, RB (A) (B) (C)
      0.250%, 06/01/30                               2,240,000         2,240,000
      Schools Sacred Heart SF,
      Ser B, RB (A) (B) (C)
      0.250%, 06/01/30                               3,360,000         3,360,000
      Multi-Family Housing
      Finance Authority, Non-Profit,
      Episcopal Homes Foundation,
      COP (A) (B) (C)
      0.280%, 02/01/25                               5,340,000         5,340,000
   Alameda County, Industrial Development
      Authority Revenue,
      Ettore Products Company Project,
      Ser A, RB, AMT (A) (B) (C)
      0.850%, 12/01/30                               4,000,000         4,000,000
   Azusa, Unified School District,
      School Facilities Bridge Funding
      Program, COP, FSA Insured (A) (B) (C)
      4.000%, 06/01/38                               3,250,000         3,250,000
   Bay Area Toll Authority,
      Toll Bridge Revenue,
      San Fransico Bay Area,
      Ser A, RB (A) (B) (C)
      0.200%, 04/01/39                              28,755,000        28,755,000
      Ser A-1, RB (A) (B) (C)
      0.200%, 04/01/45                              11,800,000        11,800,000
      Ser C, RB (A) (B) (C)
      0.200%, 04/01/25                              10,000,000        10,000,000
      Ser G-1, RB (A) (B) (C)
      0.200%, 04/01/45                               5,000,000         5,000,000
   Big Bear Lake, Industrial Revenue,
         Southwest Gas Corporation Project,
      Ser A, RB, AMT (A) (B) (C)
      0.510%, 12/01/28                               7,000,000         7,000,000
   California Communities Note Program,
      Ser A-1, TRAN
      3.000%, 06/30/09                              19,775,000        19,864,014

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   California School Cash Reserve Program,
      2008 - 2009, Ser A, COP, TRAN (C)
      3.000%, 07/06/09                         $     5,000,000   $     5,028,298
   California State
      Community College Financing
      Authority, Community College
      League, Ser A, TRAN
      3.500%, 06/30/09                               5,000,000         5,035,101
      Department of Water & Power
      Ser C-08, RB (A) (B) (C)
      0.100%, 05/01/22                              13,850,000        13,850,000
      Ser C-09, RB (A) (B) (C)
      0.330%, 05/01/22                              25,190,000        25,190,000
      Ser C-11, RB (A) (B) (C)
      0.150%, 05/01/22                              11,300,000        11,300,000
      Ser C-15, RB (A) (B) (C)
      0.130%, 05/01/22                              12,640,000        12,640,000
      Ser C-18, RB (A) (B) (C)
      0.200%, 05/01/22                              19,000,000        19,000,000
      Economic Recovery, GO
      Ser C-11, ST GTD (A) (B) (C)
      0.120%, 07/01/23                               1,880,000         1,880,000
      Ser C-15, FSA Insured (A) (B) (C)
      2.750%, 07/01/23                              62,050,000        62,050,000
      Educational Facilities Authority,
      California Institute of Technology,
      RB (A) (B)
      0.100%, 01/01/24                              19,000,000        19,000,000
      Pomona College, Ser B, RB (A) (B)
      0.300%, 07/01/54                               2,750,000         2,750,000
      Health Facilities Financing Authority,
      Scripps Health, Ser G, RB (A) (B) (C)
      0.270%, 10/01/19                              14,400,000        14,397,584
      Stanford Hospital,
      Ser D, RB, FSA Insured (A) (B) (C)
      1.500%, 11/15/36                              13,600,000        13,600,000
      Housing Finance Agency,
      Home Mortgage,
      Ser B, RB, FSA Insured (A) (B) (C)
      1.350%, 08/01/33                               5,980,000         5,980,000
      Ser F, RB, AMT,
      AMBAC Insured (A) (B) (C)
      3.800%, 02/01/33                              45,000,000        45,000,000
      Ser U, RB, AMT,
      FSA Insured (A) (B) (C)
      2.300%, 02/01/31                              39,500,000        39,500,000
      2.300%, 02/01/32                              35,000,000        35,000,000

        The accompanying notes are an integral part of the financial statements.


                               96 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
California State - (continued)
      Housing Finance Agency,
      Multi-Family Housing,
      Ser B, RB (A) (B) (C)
      0.250%, 02/01/35                         $    14,500,000   $    14,500,000
      Infrastructure & Economic
      Development Bank Revenue,
      American National Red Cross,
      RB (A) (B) (C)
      0.250%, 09/01/34                               3,000,000         3,000,000
      California Academy,
      Ser E, RB (A) (B) (C)
      0.400%, 09/01/38                               2,625,000         2,625,000
      Jewish Community Center,
      Ser A, RB, (A) (B) (C)
      0.300%, 12/01/31                               8,200,000         8,200,000
      Orange County Performing,
      Ser B, RB (A) (B) (C)
      0.200%, 07/01/34                              15,000,000        15,000,000
      Pacific Gas & Electric,
      RB, AMT (A) (B) (C)
      0.300%, 12/01/16                              10,000,000        10,000,000
      Kindergarten University,
      Ser B-4, GO (A) (B) (C)
      0.300%, 05/01/34                              12,000,000        12,000,000
      Ser B-5, GO (A) (B) (C)
      0.200%, 05/01/34                               9,405,000         9,405,000
      Municipal Finance Authority Revenue,
      Los Angeles Sierra University,
      Ser A, RB (A) (B) (C)
      0.300%, 08/01/28                               3,000,000         3,000,000
      Pollution Control Financing Authority
      Pollution Control Revenue,
      Ser E, RB (A) (B) (C)
      0.300%, 11/01/26                               1,400,000         1,400,000
      Revenue Anticipation Notes, Ser A,
      5.500%, 06/22/09                               9,000,000         9,042,265
      Ser C-1, GO (A) (B) (C)
      0.200%, 05/01/33                               4,800,000         4,800,000
   California Statewide,
      Communities Development Authority
      (A) (B) (C)
      Los Angeles County Museum of Art, RB
      Ser A, 0.220%, 12/01/37                        2,000,000         2,000,000
      Ser B, 0.220%, 12/01/37                        3,000,000         3,000,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
      Ser D, 0.400%, 12/01/34                  $     4,500,000   $     4,500,000
      0.170%, 12/01/34                               2,000,000         2,000,000
      Ser E, Multi-Family, Varenna
      Assisted Living, Ser F, RB
      1.000%, 02/15/41                              11,000,000        11,000,000
      Sweep Loan Program,
      Ser A, RB
      0.260%, 08/01/35                              30,500,000        30,500,000
      Ser B, 0.260%, 06/01/35                        4,515,000         4,515,000
   California Statewide, Communities
      Development Authority,
      Gemological Institute,
      Custodial Receipts, RB
      0.560%, 05/01/25                              29,975,000        29,975,000
   California Transit Finance Authority,
      RB FSA Insured (A) (B) (C)
      3.750%, 10/01/27                              32,010,000        32,010,000
   City of Berkeley, RB (A) (B) (C)
      0.300%, 07/01/38                               5,700,000         5,700,000
   City of Los Angeles, GO, Ser A
      4.000%, 09/01/09                               1,500,000         1,521,037
   City of Pasadena, COP (A) (B) (C)
      0.250%, 02/01/35                               5,300,000         5,300,000
   Contra Costa County, Multi-Family
      Mortgage Revenue, RB,
      FNMA Insured (A) (B) (C)
      0.350%, 11/15/22                               3,000,000         3,000,000
   East Bay, Municipal Utility
      District Water System,(A)
      Sub-Ser A, RB, FSA Insured (B) (C)
      2.250%, 06/01/25                              31,000,000        31,000,000
      Sub-Ser B-3, RB
      0.200%, 06/01/26                              10,000,000        10,000,000
      TECP (C)
      0.200%, 03/11/09                               4,000,000         4,000,000
   Eastern Municipal Water District,
      Water & Sewer, Ser A, COP (A) (B) (C)
      0.200%, 07/01/30                               4,610,000         4,610,000
   Grand Terrace, Community
      Redevelopment Agency,
      Multi-Family Housing Authority,
      Mt. Vernon Villas, RB (A) (B) (C)
      0.350%, 02/15/30                               4,645,000         4,645,000
   Grant Joint Union High School District,
      School Facility Bridge Funding
      Program, COP, FSA Insured (A) (B) (C)
      4.000%, 06/01/27                               3,400,000         3,400,000

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 97

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Hemet, Multi-Family Housing Authority,
      Sunwest Retirement, Ser A,
      RB, FHLMC Insured (A) (B) (C)
      0.350%, 01/01/25                         $     7,850,000   $     7,850,000
   Irvine Ranch Water District,
      Consolidated Improvement
      District, GO (A) (B) (C)
      0.400%, 06/01/15                               2,600,000         2,600,000
   Irvine, Public Facilities &
      Infrastructure
      Authority, Capital Improvement
      Project, RB (A) (B) (C)
      0.450%, 11/01/10                               1,100,000         1,100,000
   Kern Water Bank Authority Ser A,
      RB (A) (B) (C)
      0.300%, 07/01/28                               3,405,000         3,405,000
   Livermore, Multi-Family Housing
      Authority, Mortgage Portola,
      AMT, FHLMC Insured (A) (B) (C)
      0.500%, 05/01/19                               2,475,000         2,475,000
   Loma Linda, Hospital Revenue,
      Loma Linda University Medical Center
      Ser B, RB (A) (B) (C)
      0.250%, 12/01/38                               7,000,000         7,000,000
   Los Angeles County Housing Authority,
      Multi-Family Housing Authority,
      1984 Issue A, RB (A) (B) (C)
      0.350%, 07/01/14                               5,000,000         5,000,000
      Malibu Meadows II,
      Ser C, RB, FNMA Insured (A) (B) (C)
      0.350%, 04/15/28                               7,000,000         7,000,000
   Los Angeles County Metropolitan
      Transportation Authority Sales Tax
      Revenue, Ser A, RB (A) (B) (C)
      0.150%, 07/01/31                              10,000,000        10,000,000
   Los Angeles County Unified School
      District Multiple Properties Project,
      Ser C, COP (A) (B) (C)
      FSA Insured
      1.300%, 10/01/25                              13,885,000        13,885,000
   Los Angeles County,
      Ser A, TRAN
      3.000%, 06/30/09                               7,000,000         7,039,943
      TRAN, TECP (C)
      0.550%, 02/12/09                               6,450,000         6,450,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Los Angeles,
      Department of Water & Power
      Power Systems
      Sub-Ser A-5, RB (A) (B) (C)
      0.200%, 07/01/35                         $    10,300,000   $    10,300,000
      Sub-Ser A-7, RB (A) (B) (C)
      0.240%, 07/01/35                               4,650,000         4,650,000
      Waterworks Revenue,
      Sub-Ser B-1, RB (A) (B) (C)
      0.200%, 07/01/35                               7,500,000         7,500,000
      Sub-Ser B-4, RB (A) (B) (C)
      0.150%, 07/01/35                              13,975,000        13,975,000
      Multi-Family Revenue,
      Museum Terrace Apartments,
      Ser H, RB (A) (B) (C)
      0.280%, 11/01/09                               6,950,000         6,950,000
   Metropolitan, Water District of
      Southern California,
      Waterworks Revenue, (A) (B)
      Ser A-2, RB (C)
      0.200%, 07/01/23                              15,000,000        15,000,000
      Ser B, RB
      0.150%, 07/01/28                              22,000,000        22,000,000
      0.200%, 07/01/20                               9,700,000         9,700,000
      Ser B-1, RB
      0.200%, 07/01/28                               8,800,000         8,800,000
      Ser B-4, RB
      0.210%, 07/01/35                               5,000,000         5,000,000
      Ser C, RB (C)
      0.100%, 07/01/28                               9,900,000         9,900,000
      Ser C-1, RB (C)
      0.250%, 07/01/36                              18,500,000        18,500,000
   Northern California Transmission
      Agency, Oregon Transmission,
      Ser A, RB, FSA Insured (A) (B) (C)
      2.000%, 05/01/24                              16,440,000        16,440,000
   Oakland, Capital Equipment Project,
      COP (A) (B) (C)
      0.200%, 12/01/15                               4,600,000         4,600,000
   Ontario, Multi-Family Housing Authority,
      Residential Park Centre Project, RB,
      FHLMC Insured (A) (B) (C)
      0.350%, 12/01/35                              23,500,000        23,500,000

        The accompanying notes are an integral part of the financial statements.


                               98 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Orange County, Apartment
      Development Revenue, (A) (B)
      Riverbend Apartments,
      Ser B, RB, FHLMC Insured
      0.350%, 12/01/29                         $     2,200,000   $     2,200,000
      WLCO LF Partners,
      Ser G-1, RB, FNMA Insured
      0.350%, 11/15/28                               4,600,000         4,600,000
      Ser G-2, RB, FNMA Insured
      0.350%, 11/15/28                               1,000,000         1,000,000
      Ser G-3, RB, FNMA Insured
      0.350%, 11/15/28                               5,800,000         5,800,000
   Orange County, GO, TRAN
      3.000%, 06/30/09                              10,000,000        10,059,027
   Orange County, TECP
      1.150%, 02/03/09                               9,790,000         9,790,000
   Oxnard, Multi-Family Housing
      Authority, Seawind Apartments
      Projects, Ser A, RB, AMT,
      FNMA Insured (A) (B) (C)
      0.550%, 12/01/20                               3,175,000         3,175,000
   Pleasanton, Muliti-Family Housing
      Authority, Busch Senior Housing,
      Ser A, RB, AMT, (A) (B) (C)
      FNMA Insured
      0.550%, 06/15/37                              11,000,000        11,000,000
   Rancho Water District Community
      Facilities District No. 89-5
      Special Tax (A) (B) (C)
      0.450%, 09/01/28                               9,500,000         9,500,000
   Riverside County, Public Facilities,
      (A) (B) (C)
      Ser A, COP
      0.200%, 12/01/15                               1,900,000         1,900,000
      Ser B, COP
      0.300%, 12/01/15                               1,290,000         1,290,000
      Ser D, COP
      0.200%, 12/01/15                               1,300,000         1,300,000
   Sacramento County, (A) (B) (C)
      Administration Center & County
      Housing Project, COP
      0.150%, 06/01/20                               5,000,000         5,000,000
      Sanitation District, Financing
      Authority, Subordinate Lien,
      Ser E, RB
      0.230%, 12/01/40                               5,000,000         5,000,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   San Diego Airport TECP (C)
      0.700%, 03/11/09                         $     8,750,000   $     8,750,000
   San Diego County School District, TRAN
      3.500%, 06/30/09                               2,000,000         2,015,506
   San Diego County, Regional
      Transportation Commission Sales Tax
      Revenue Limited Tax,
      Ser A, RB (A) (B) (C)
      0.150%, 04/01/38                              19,550,000        19,550,000
   San Diego Water Authority, TECP (C)
      0.300%, 02/05/09                               5,000,000         5,000,000
   San Francisco City & County
      Airports Commission International
      Airport, 2nd Ser D, RB,
      FSA Insured (A) (B)
      2.250%, 05/01/26                               9,585,000         9,585,000
      Finance Corporation Lease,
      Revenue, Moscone Center,
      Ser 2008-1, RB (A) (B) (C)
      0.350%, 04/01/30                               6,000,000         6,000,000
      Ser 2008-2, RB (A) (B) (C)
      0.250%, 04/01/30                               6,000,000         6,000,000
      Redevelopment Agency,
      Multi-Family Housing Authority,
      Fillmore Center, Ser A-1, RB,
      FHLMC Insured (A) (B)
      0.460%, 12/01/17                              11,900,000        11,900,000
   San Gabriel Valley Council
      of Governments, Alameda Corridor,
      East Construction Project, TECP (C)
      0.550%, 02/13/09                               5,900,000         5,900,000
   San Jose County, Multi-Family
      Housing Authority,
      Cinnabar Commons, Ser C, RB,
      AMT, FHLMC Insured (A) (B)
      0.550%, 02/01/37                              15,600,000        15,600,000
      Pollard Plaza Apartments,
      Ser D, RB, AMT
      FHLMC Insured (A) (B)
      0.650%, 08/01/35                               7,295,000         7,295,000
      Turnleaf Apartments, Ser A, RB, AMT
      FHLMC Insured (A) (B)
      0.600%, 06/01/36                               4,330,000         4,330,000
   Santa Ana, Multi-Family Housing
      Authority, Vintage Apartments,
      Ser A, RB, AMT, FNMA Insured (A) (B)
      0.480%, 12/15/22                               5,035,000         5,035,000

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 99

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Santa Clara County,
      El Camino Hospital District Lease
      Authority, Valley Medical Center
      Project(A) (B) (C)
      Ser A, RB
      0.200%, 08/01/15                         $    12,850,000   $    12,850,000
      Ser B, RB
      0.200%, 08/01/15                              11,800,000        11,800,000
   Santa Clara Valley, Transportation
      Authority, Measure A Ser C,
      RB (A) (B) (C)
      0.200%, 04/01/36                               8,100,000         8,100,000
   Semitropic Improvement District,
      Ser A (A) (B) (C)
      0.200%, 06/01/38                               5,000,000         5,000,000
   Simi Valley, Multi-Family Housing
      Authority, Lincoln Wood Ranch, RB,
      FHLMC Insured (A) (B) (C)
      0.350%, 06/01/10                               7,750,000         7,750,000
   University of California, TECP
      2.000%, 02/25/09                              16,000,000        16,000,000
      0.550%, 03/10/09                               6,600,000         6,600,000
   Vallejo, Multi-Family Housing
      Authority, RB, FNMA
      Insured (A) (B) (C)
      0.650%, 05/15/22                               4,000,000         4,000,000
   Ventura County, TRAN
      3.500%, 07/01/09                               7,500,000         7,557,606
                                                                 ---------------
                                                                   1,257,580,381
                                                                 ---------------
NEW YORK - 0.8%
   New York City, Sub-Ser C-5,
      GO (A) (B) (C)
      0.360%, 08/01/20                              11,100,000        11,100,000
                                                                 ---------------
PUERTO RICO - 2.4%
   Commonwealth of Puerto Rico
      Sub-Ser A4, TRAN (C)
      3.250%, 07/30/09                              10,000,000        10,041,211
      Ser B-3, GO, FSA Insured (A) (B)
      3.750%, 07/01/27                              21,950,000        21,950,000
                                                                 ---------------
                                                                      31,991,211
                                                                 ---------------

Description                                       Par/Shares          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
VERMONT - 0.6%
   Vermont Housing Finance Agency,
      Single Family Housing Authority,
      Ser 21A, RB, AMT,
      FSA Insured (A) (B) (C)
      5.000%, 11/01/34                         $     8,000,000   $     8,000,000
                                                                 ---------------
WASHINGTON - 0.4%
   Seattle Municipal Light & Power
      Revenue, Ser A, RB (A) (B) (C)
      0.300%, 05/01/16                               5,000,000         5,000,000
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $1,313,671,592)                                        1,313,671,592
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.5%
   BlackRock Liquidity Funds,
      California Money Fund, 0.430% (D)             20,958,834        20,958,834
   Goldman Sachs ILA - Tax-Exempt
      California Portfolio                               6,450             6,450
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $20,965,284)
                                                                      20,965,284
                                                                 ---------------
TOTAL INVESTMENTS - 98.9%
   (Cost $1,334,636,876)
                                                                   1,334,636,876
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 1.1%                                14,521,843
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 1,349,158,719
                                                                 ===============

----------
(A)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2009.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT   - ALTERNATIVE MINIMUM TAX

COP   - CERTIFICATES OF PARTICIPATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA   - FINANCIAL SECURITY ASSURANCE

GO    - GENERAL OBLIGATION

RB    - REVENUE BOND

SER   - SERIES

TECP  - TAX-EXEMPT COMMERCIAL PAPER

TRAN  - TAX AND REVENUE ANTICIPATION NOTE

        The accompanying notes are an integral part of the financial statements.


                              100 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
COMMERCIAL PAPER - DISCOUNTED* (A) - 38.6%
ASSET-BACKED SECURITIES - DIVERSIFIED
   FINANCIAL ASSETS - 9.4%
   CentreStar Capital No. 1 LLC
      0.600%, 02/20/09                         $   165,000,000   $   164,947,750
   Perry Global Funding LLC
      2.000%, 02/02/09                             165,000,000       164,990,833
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES -
      DIVERSIFIED FINANCIAL ASSETS
      (Cost $329,938,583)                                            329,938,583
                                                                 ---------------
ASSET-BACKED SECURITIES - GOVERNMENT - 4.8%
   Govco LLC
      0.651%, 03/13/09                             125,000,000       124,909,722
      1.613%, 07/24/09                              45,000,000        44,654,000
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES -
      GOVERNMENT
      (Cost $169,563,722)                                            169,563,722
                                                                 ---------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES
   - 20.2%
   Apreco LLC
      1.858%, 02/13/09                             100,000,000        99,938,333
      0.600%, 02/26/09                              70,000,000        69,970,833
   CAFCO LLC
      1.607%, 02/19/09                             150,000,000       149,880,000
   CRC Funding LLC
      1.613%, 07/27/09                             170,000,000       168,670,222
   Clipper Receivables LLC
      0.650%, 02/02/09                              50,000,000        49,999,097
   TSL (USA) Inc.
      2.751%, 02/03/09                             170,000,000       169,974,028
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES -
      TRADE RECEIVABLES
      (Cost $708,432,513)                                            708,432,513
                                                                 ---------------
BANKING - 4.2%
   Picaros Funding LLC
      1.606%, 04/01/09                             100,000,000        99,737,778
      1.405%, 04/17/09                              50,000,000        49,854,168
                                                                 ---------------
   TOTAL BANKING
      (Cost $149,591,946)                                            149,591,946
                                                                 ---------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
      (Cost $1,357,526,764)                                        1,357,526,764
                                                                 ---------------

Description                                          Par              Value
-----------                                    ---------------   ---------------
CERTIFICATES OF DEPOSIT - YANKEE - 36.3%
   BNP Paribas NY
      2.110%, 02/20/09                         $   100,000,000   $   100,000,000
   Banco Santander NY
      3.100%, 05/06/09                             100,000,000       100,002,571
   Bank of Ireland CT
      1.450%, 03/30/09                              50,000,000        50,000,000
      1.425%, 04/23/09 (B)                         100,000,000       100,000,000
   Bank of Scotland PLC NY
      1.440%, 04/06/09                             100,000,000       100,000,000
   Barclays Bank PLC NY
      2.550%, 02/05/09                              75,000,000        75,000,000
      3.059%, 02/05/09 (B)                          75,000,000        75,000,000
   Calyon Bank NY
      3.550%, 03/30/09                              50,000,000         50,000,000
   Credit Suisse NY
      2.150%, 03/02/09                             150,000,000       150,000,000
   Natixis NY
      1.650%, 03/18/09                              80,000,000        80,000,000
      1.435%, 03/30/09                              70,000,000        70,000,000
   Norinchukin Bank NY
      1.330%, 04/06/09                              50,000,000        50,000,886
      1.170%, 04/30/09                             100,000,000       100,000,000
   Royal Bank of Scotland NY (B)
      2.451%, 03/05/09                              75,000,000        74,993,310
   UBS AG CT
      3.510%, 02/27/09                             100,000,000       100,000,714
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $1,274,997,481)                                        1,274,997,481
                                                                 ---------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 13.6%
   American Express Centurion Bank (B)
      1.086%, 05/11/09                              75,000,000        75,000,000
   Branch Banking & Trust (B)
      0.539%, 03/25/09                              75,000,000        75,000,000
      2.610%, 09/04/09                              60,000,000        60,000,000
   Citibank N.A.
      2.200%, 02/18/09                              60,000,000        60,000,000
      2.150%, 03/02/09                              60,000,000        60,000,000
   Harris N.A. (B)
      0.784%, 04/28/09                             150,000,000       150,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
      (Cost $480,000,000)                                            480,000,000
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 101

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
CORPORATE OBLIGATIONS - 10.3%
BANKING - 9.7%
   Bank of Montreal Chicago,
      MTN (A) (B) (C)
      0.936%, 02/05/10                         $    150,000,000  $   150,000,000
   Citigroup Funding Inc., MTN (B)
      TLGP/FDIC Guaranteed
      1.274%, 07/30/10                              50,000,000        50,000,000
   Credit Agricole London,
      MTN (A) (B) (C)
      1.775%, 01/22/10                             100,000,000       100,000,000
  Nationwide Building Society,
      MTN (A) (B)
      0.489%, 04/07/09                              40,000,000        40,000,000
                                                                 ---------------
                                                                     340,000,000
                                                                 ---------------
FINANCIAL SERVICES - 0.6%
   General Electric Capital, MTN
      TLGP/FDIC Guaranteed (B) (D)
      1.461%, 07/08/10                              23,000,000        23,000,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $363,000,000)                                             363,000,000
                                                                 ---------------
BANK NOTE - 0.9%
BANKING - 0.9%
   Branch Banking & Trust (B)
      2.233%, 06/05/09                              30,600,000        30,532,422
                                                                 ---------------
   TOTAL BANK NOTE
      (Cost $30,532,422)                                              30,532,422
                                                                 ---------------
VARIABLE RATE DEMAND NOTES - 0.1%
BANKING - 0.1%
   Washington State, Housing
      Finance Commission, Multi-Family
      Housing, The Lodge at Eagle Ridge,
      Ser B, RB LOC: Bank of America N.A.
      (B) (D) (E) 0.850%, 08/01/41                   4,065,000         4,065,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $4,065,000)                                                4,065,000
                                                                 ---------------
REPURCHASE AGREEMENT - 0.1%
   Deutsche Bank
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $1,813,964
      (collateralized by a U.S. Treasury
      Note, par value $1,677,100, 4.000%,
      11/15/12, total market value
      $1,850,240)                              $     1,813,926   $     1,813,926
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,813,926)                                                1,813,926
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost  $ 3,511,935,593)                                         3,511,935,593
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                 2,644,186
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 3,514,579,779
                                                                 ===============

*    RATE SHOWN  REPRESENTS  THE MONEY  MARKET  EQUIVALENT  YIELD TO MATURITY AT
     PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF JANUARY 31, 2009 WERE $1,697,526,764 AND REPRESENTED 48.3% OF NET ASSETS.

(B) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2009.

(C) EXTENDABLE SECURITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(E) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT   - CONNECTICUT

FDIC - FEDERAL DEPOSIT INSURANCE CORPORATION

LLC  - LIMITED LIABILITY COMPANY

LOC  - LETTER OF CREDIT

MTN  - MEDIUM TERM NOTE

N.A. - NORTH AMERICA

NY   - NEW YORK

PLC  - PUBLIC LIABILITY COMPANY

RB   - REVENUE BOND

SER  - SERIES

TLGP - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

        The accompanying notes are an integral part of the financial statements.


                              102 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. TREASURY BILLS* - 30.8%
   U.S. Treasury Bills
      0.082%, 03/05/09                         $    10,000,000   $     9,999,280
      0.101%, 03/19/09                               8,564,000         8,562,906
      0.193%, 04/09/09                              20,000,000        19,992,928
      1.379%, 04/29/09                               5,000,000         4,983,687
      1.633%, 06/04/09                               5,000,000         4,972,752
      1.360%, 07/02/09                               5,000,000         4,972,107
                                                                 ---------------
   TOTAL U.S. TREASURY BILLS
      (Cost $53,483,660)                                              53,483,660
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
   General Electric Capital, MTN
      TLGP/FDIC
      Guaranteed (A)
      1.461%, 07/08/10                               7,000,000         7,000,000
   Goldman Sachs Group
      TLGP/FDIC
      Guaranteed (B)
      0.750%, 04/13/09                               7,000,000         7,000,000
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $14,000,000)                                              14,000,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 61.1%
   Barclays Capital
      0.230%, dated 01/30/09, matures on
      02/02/09, repurchase price $10,000,192
      (collaterized by a U.S. Treasury
      STRIPS obligation, par value
      $15,381,600, 0.000%, 11/15/19 total
      market value $10,200,000)                     10,000,000        10,000,000
   Credit Suisse
      Securities (USA) 0.250%, dated
      01/30/09, matures on 02/02/09,
      repurchase price $60,001,250
      (collaterized by a U.S. Treasury Bill
      obligation, par value $61,265,000,
      0.000%, 06/18/09, total market value
      $61,203,122)                                  60,000,000        60,000,000
   Deutsche Bank
      0.250%, dated 01/30/09, matures on
      02/02/09, repurchase price $26,106,848
      (collateralized by a U.S. Treasury
      Note obligation, par value
      $24,391,700, 3.375%, 07/31/13, total
      market value $26,628,499)                     26,106,304        26,106,304

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   JPMorgan Securities
      0.220%, dated 01/30/09, matures on
      02/02/09, repurchase price $10,000,183
      (Collaterized by a U.S. Treasury Bill
      obligation, par value $10,215,000,
      0.000%, 07/09/09, total market
      value $10,201,108)                       $    10,000,000   $    10,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $ 106,106,304)                                           106,106,304
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost  $ 173,589,964)                                             173,589,964
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                   (27,078)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   173,562,886
                                                                 ===============

----------
*    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2009.

(B) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $7,000,000 AND REPRESENTED 4.0% OF NET ASSETS.

FDIC   - FEDERAL DEPOSIT INSURANCE CORPORATION

MTN    - MEDIUM TERM NOTE

STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

TLGP   - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 103

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.1%
   Citigroup Funding Inc., MTN
      TLGP/FDIC Guaranteed (A) (B)
      1.274%, 07/30/10                         $    25,000,000   $    25,000,000
   FFCB
      0.319%, 08/07/09 (A) (C)                      25,000,000        25,000,000
   FHLB
      0.266%, 03/13/09 (A) (C)                      25,000,000        25,000,000
      2.520%, 04/21/09 (D)                          25,000,000        25,000,000
      0.501%, 06/22/09 *                            30,000,000        29,941,250
      2.719%, 08/05/09 (A) (C)                      25,000,000        24,999,328
      0.289%, 08/21/09 (A) (C)                      32,000,000        31,992,462
      0.283%, 09/14/09 (A) (C)                      25,000,000        24,998,463
      0.406%, 01/08/10 (A) (C)                      50,000,000        50,000,000
   FHLMC
      0.501%, 06/22/09 *                            37,217,000        37,145,574
      0.329%, 09/18/09 (A) (C)                      25,000,000        25,000,000
      1.331%, 09/25/09 (A) (C)                      25,000,000        24,991,245
      0.339%, 09/28/09 (A) (C)                      54,700,000        54,686,922
      1.354%, 10/30/09 (A) (C)                      25,000,000        25,000,000
      1.050%, 02/04/10 (C)                          30,000,000        30,000,000
      1.254%, 07/12/10 (A) (C)                      50,000,000        50,000,000
   FNMA
      1.378%, 07/01/09 *                            50,000,000        49,718,750
      1.079%, 01/25/10 (A) (C)                      25,000,000        24,993,939
   Goldman Sachs Group
      TLGP/FDIC Guaranteed (E)
      0.750%, 04/13/09                              53,000,000        53,000,000
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $636,467,933)                                            636,467,933
                                                                 ---------------
VARIABLE RATE DEMAND NOTES - 15.6%
   California, Milpitas Multi-Family
      Housing Revenue Crossing, Ser A, RB
      Guarantee: FNMA (A) (F)
      0.850%, 08/15/33                               4,600,000         4,600,000
   California, Sacramento County,
      Multi-Family Housing
      Development
      Authority, Deer Park
      Apartments, RB
      Guarantee: FNMA (A) (F)
      0.850%, 07/15/35                               1,350,000         1,350,000
   California, Sacramento County,
      Multi-Family Housing
      Development
      Authority, Natomas, RB
      Guarantee: FNMA (A) (F)
      0.850%, 04/15/36                               3,030,000         3,030,000
   California, San Francisco, City & County
      Redevelopment, Ser D, RB
      Guarantee: FNMA (A) (F)
      0.500%, 06/15/34                              26,050,000        26,050,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   California, Simi Valley, Multi-Family
      Housing Revenue, Parker Ranch, RB
      Guarantee: FNMA (A) (F)
      0.850%, 07/15/36                         $     1,550,000   $     1,550,000
   California, Statewide Community
      Development Authority,
      Palms Apartments, Ser C, RB
      Guarantee: FNMA (A) (F)
      0.850%, 05/15/35                               4,255,000         4,255,000
   New York City Housing Development,
      Multi-Family Rent Housing
      Revenue Nicole, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.600%, 11/15/35                               5,770,000         5,770,000
   New York City Housing Development,
      Multi-Family Mortgage Revenue,
      Pearl Street Development, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 10/15/41                              14,225,000        14,225,000
   New York City Housing Development,
      Multi-Family Rent Housing Revenue,
      West Street, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 03/15/36                               5,400,000         5,400,000
   New York City Housing Development,
      Multifamily Rent Housing
      Revenue,
      Westport Development, Series
      B, RB
      Guarantee: FNMA (A) (F)
      0.600%, 06/15/34                               6,800,000         6,800,000
   New York State, Dormitory Authority
      Revenue, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.600%, 11/15/36                              23,610,000        23,610,000
   New York State, Housing Finance
      Agency Revenue, East 39th
      Street Housing, Ser B, RB
      Guarantee: FNMA (A) (F) 1.000%,
      11/15/31                                       1,100,000         1,100,000
   New York State, Housing Finance
      Agency Revenue, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 05/15/33                              15,600,000        15,600,000
   New York State, Housing Finance
      Agency Revenue, Biltmore Tower
      Housing, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 05/15/34                               1,900,000         1,900,000

    The accompanying notes are an integral part of the financial statements.


                              104 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   New York State Housing Finance
      Agency Revenue, Chelsea Apartments,
      Ser B, RB
      Guarantee: FNMA (A) (F)
      2.750%, 11/15/36                         $     4,100,000   $     4,100,000
   New York State, Housing Finance
      Agency Revenue, North End, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 11/15/36                               2,500,000         2,500,000
   New York State, Housing Finance
      Agency Revenue, Tower 31 Housing,
      Ser A, RB Guarantee: FHLMC (A) (F)
      1.000%, 11/01/36                               4,300,000         4,300,000
   New York State, Housing Finance
      Agency Revenue, Victory
      Housing 2000, Ser B, RB
      Guarantee: FHLMC (A) (F)
      1.000%, 11/01/33                               2,500,000         2,500,000
   New York State, Housing Finance
      Agency Revenue, West 33rd Street,
      Ser B, RB Guarantee: FNMA (A) (F)
      0.750%, 11/15/36                               6,200,000         6,200,000
   New York State, Housing Finance
      Agency Revenue, 11th Avenue
      Housing, Ser B, RB
      Guarantee: FNMA (A) (F)
      1.000%, 05/15/41                              29,350,000        29,350,000
   Pennsylvania, Montgomery County,
      Redevelopment Authority Kingswood
      Apartments Project, Ser A, RB
      Guarantee: FNMA (A) (F)
      1.900%, 08/15/31                               7,205,000         7,205,000
   Virginia, Chesapeake, Redevelopment
      & Housing Authority, Mullti-Family
      Housing Revenue, Alta Great Bridge,
      Ser A, RB Guarantee: FNMA (A) (F)
      0.850%, 01/15/41                               2,100,000         2,100,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ballard Landmark, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.850%, 12/15/41                               3,510,000         3,510,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Bridgewood Project, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.850%, 09/01/34                               3,525,000         3,525,000

Description                                          Par              Value
-----------                                    ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Highland Park Apartments,
      Ser B, RB Guarantee: FNMA (A) (F)
      0.850%, 07/15/38                         $     2,160,000   $     2,160,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Pinehurst Apartments
      Project, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.850%, 03/15/39                               2,085,000         2,085,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ranier Court Project,
      Ser B, RB Guarantee: FNMA (A) (F)
      0.850%, 12/15/36                               3,825,000         3,825,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Rolling Hills
      Project, Ser B, RB
      Guarantee: FNMA (A) (F)
      0.850%, 06/15/37                               2,425,000         2,425,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $191,025,000)                                            191,025,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 34.8%
   Barclays Capital,
      0.250%, dated 01/30/09, matures
      on 02/02/09, repurchase price
      $60,001,250 (collateralized by a
      U.S. agency obligation, par value
      $62,512,000, 4.340%, 12/18/17,
      total market value $61,200,116)               60,000,000        60,000,000
   Credit Suisse Securities (USA)
      0.280%, dated 01/30/09, matures
      on 02/02/09, repurchase price
      $50,001,167 (collateralized by a
      U.S Treasury Bill obligation,
      par value $51,090,000, 0.000%,
      07/30/09, total market value
      $ 51,001,616)                                 50,000,000        50,000,000

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 105

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

Description                                          Par              Value
-----------                                    ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Deutsche Bank
      0.270%, dated 01/30/09, matures
      on 02/02/09, repurchase price
      $255,944,583 (collateralized by
      various U.S. agency obligations,
      ranging in par value from $2,000,000 -
      $73,835,000, 0.000% - 7.125%,
      02/06/09 - 02/15/23, total market
      value $261,057,731)                      $   255,938,824   $   255,938,824
   JPMorgan Securities
      0.270%, dated 01/30/09, matures
      on 02/02/09, repurchase price
      $60,001,350 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $14,235,000 - $31,927,000 0.000%,
      01/15/19 - 10/15/25, total market value
      $61,200,553)                                  60,000,000        60,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $425,938,824)                                            425,938,824
                                                                 ---------------
TOTAL INVESTMENTS - 102.5%
   (Cost $1,253,431,757)                                           1,253,431,757
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (2.5)%                             (30,323,755)
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 1,223,108,002
                                                                 ===============

----------
* DISCOUNTED SECURITY - RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2009.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(C) THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(D)  SECURITY IS CALLABLE @ 100.

(E) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2009 WAS $53,000,000 AND REPRESENTED 4.3% OF NET ASSETS.

(F) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION

FFCB  - FEDERAL FARM CREDIT BANK

FHLB  - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN   - MEDIUM TERM NOTE

RB    - REVENUE BOND

SER   - SERIES

TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

    The accompanying notes are an integral part of the financial statements.


                              106 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

Description                                          Par              Value
-----------                                    ---------------   ---------------
U.S. TREASURY BILLS* - 100.0%
   U.S. Treasury Bills
      0.061%, 02/05/09                         $    62,984,000   $    62,983,580
      0.031%, 02/19/09                              46,076,000        46,075,287
      0.102%, 03/05/09                             300,000,000       299,973,289
      0.101%, 03/19/09                              50,000,000        49,993,611
      0.030%, 03/26/09                              50,000,000        49,997,792
      0.203%, 04/09/09                             125,000,000       124,953,472
      1.379%, 04/29/09                              25,000,000        24,918,437
      1.633%, 06/04/09                              25,000,000        24,863,760
      0.213%, 06/25/09                             100,000,000        99,916,000
      1.360%, 07/02/09                              40,000,000        39,776,856
                                                                 ---------------
      TOTAL U.S. TREASURY BILLS
         (Cost $823,452,084)                                         823,452,084
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $823,452,084)                                             823,452,084
                                                                 ---------------
   OTHER ASSETS  & LIABILITIES, NET - 0.0%
                                                                          (4,072)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   823,448,012
                                                                 ===============

----------
*    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

    The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 107

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)

                                                                                          COGNITIVE        CORE         ENHANCED
                                                                            BALANCED        VALUE         EQUITY         GROWTH
                                                                              FUND          FUND           FUND           FUND
                                                                          -----------   -------------  ------------   ------------
ASSETS:
   Investments, at Value+ .............................................   $18,835,486   $ 64,267,705*  $ 58,504,375   $ 76,698,161*
   Repurchase Agreements, at Value+ ...................................     1,568,989      1,676,462        905,178      3,593,056
   Affiliated Investments, at Value++ .................................            --             --             --             --
   Cash ...............................................................            --             --             --             --
   Foreign Currency** .................................................            --             --             --             --
   Receivable for Investments Sold ....................................       180,768        189,203             --             --
   Receivable for Fund Shares Sold ....................................           343             --             --             --
   Accrued Income .....................................................        76,834         52,244         75,104         17,705
   Prepaid Expenses ...................................................        28,685         26,583         20,736         28,472
   Reclaims Receivable ................................................            --             --             --          3,984
   Deferred Compensation Asset ........................................           316          1,651          1,086          1,727
   Due from Advisor, net ..............................................            --             --             --             --
   Unrealized Appreciation of forward exchange contracts (Note 2) .....            --             --             --             --
                                                                          -----------   ------------   ------------   ------------
      TOTAL ASSETS ....................................................    20,691,421     66,213,848     59,506,479     80,343,105
                                                                          -----------   ------------   ------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........................            --        216,000             --      3,706,116
   Payable for Investments Purchased ..................................       120,940        557,027             --             --
   Payable for Fund Shares Redeemed ...................................        26,955          5,000         27,587        204,314
   Income Distribution Payable ........................................            --             --             --             --
   Due to Custodian ...................................................           182            149            154            143
   Advisory Fees Payable ..............................................         1,805         39,434         25,319         46,584
   Administration Fees Payable ........................................         2,678          8,307          7,991          9,775
   Chief Compliance Fees Payable ......................................         1,286          1,285          1,286          1,285
   Custodian Fees Payable .............................................           179            556            535            655
   Audit Fees Payable .................................................        21,499         18,069         18,748         16,615
   Deferred Compensation Fees Payable .................................           316          1,651          1,086          1,728
   Shareholder Servicing Fees Payable .................................         2,720             30          6,287             50
   Trustees' Fees Payable .............................................           124            860            804          1,224
   Accrued Distribution Fees ..........................................         1,555            186          1,601            206
   Accrued Expenses and Other Payables ................................         1,210          3,110          3,187          5,143
   Variation Margin Payable ...........................................            --             --             --             --
                                                                          -----------   ------------   ------------   ------------
      TOTAL LIABILITIES ...............................................       181,449        851,664         94,585      3,993,838
                                                                          -----------   ------------   ------------   ------------
         NET ASSETS ...................................................   $20,509,972   $ 65,362,184   $ 59,411,894   $ 76,349,267
                                                                          ===========   ============   ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..............   $25,902,021   $107,048,611   $106,130,108   $110,651,379
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ................................................           121        (25,588)           353       (190,854)
   Accumulated Net Realized Gain (Loss) on Investments, Investments
      in Affiliated Funds, Forward Foreign Currency Contracts, Futures
      Contracts, Foreign Currency Transaction and Capital Gain
      Distributions Received ..........................................    (2,808,556)   (23,410,040)   (17,259,964)   (13,935,452)
   Net Unrealized Appreciation (Depreciation) on Investments,
      Investments in Affiliated Funds, Forward Foreign Currency
      Contracts, Futures Contracts and Foreign Currency Transactions ..    (2,583,614)   (18,250,799)   (29,458,603)   (20,175,806)
                                                                          -----------   ------------   ------------   ------------
         NET ASSETS ...................................................   $20,509,972   $ 65,362,184   $ 59,411,894   $ 76,349,267
                                                                          ===========   ============   ============   ============
+    Cost of Investments and Repurchase Agreements ....................   $22,988,089   $ 84,194,966   $ 88,868,156   $100,467,023
++   Cost of Affiliated Investments ...................................   $        --   $         --   $         --   $         --
*    Includes Market Value of Securities on Loan ......................   $        --   $    197,100   $         --   $  3,406,984

**   Cost of foreign currency is $15,434.

***  Represents margin deposit for future contract in Small Cap Advantage Fund.

Amounts designated as "--" are either not applicable or $0.

        The accompanying notes are an integral part of the financial statements.


                              108 | 1.800.433.6884

                                                                                                                CAPITAL
FUNDAMENTAL   INTERNATIONAL     LARGE CAP       LARGE CAP      SMALL CAP        SMALL CAP        VALUE          GROWTH
  EQUITY      OPPORTUNITIES       GROWTH          VALUE        ADVANTAGE          VALUE         MOMENTUM      ALLOCATION
  FUND             FUND            FUND            FUND          FUND             FUND            FUND           FUND
-----------   -------------   -------------   ------------   ------------     ------------   -------------   ------------
$ 6,625,884   $175,983,214*   $  67,495,601   $144,080,359*  $ 17,448,221*    $ 75,745,965*  $230,017,663*   $  2,269,712
         --     11,814,857               --      3,571,223      1,720,837        8,186,548     15,552,385              --
         --             --               --             --             --               --             --      31,989,398
         --             --               --             --         16,500***            --             --              --
         --         15,047               --             --             --               --             --              --
     88,588      5,486,161          754,473        465,219             --          316,389             --              --
         --          1,581           25,866         21,750             --           16,368        164,521           6,767
     10,407        187,829           72,935        261,199          7,895          157,767        252,920           3,697
        167         31,836           21,165         25,724         25,986           20,842         27,934          14,488
         --         58,785               --             --             --               --             --              --
        204          3,886            1,220            245            528              523          3,974             522
        238             --               --             --             --               --             --           3,877
         --         34,976               --             --             --               --             --              --
-----------   ------------    -------------   ------------   ------------     ------------   ------------    ------------
  6,725,488    193,618,172       68,371,260    148,425,719     19,219,967       84,444,402    246,019,397      34,288,461
-----------   ------------    -------------   ------------   ------------     ------------   ------------    ------------

         --     10,314,311               --      2,127,451      1,480,750       17,826,021     32,632,385              --
      9,788      6,934,863          130,667        898,938             --          144,894        706,990           3,726
     15,172         40,787           49,597         64,287          5,380          111,941         52,334          76,336
         --              4               --             --             --               --             12              10
        191             63              149             97            184              140             40             170
         --        139,229           30,191         72,265         10,026           49,352        111,970              --
        891         23,617            8,926         19,629          2,412            9,533         28,740           4,607
        895          1,285            1,285          1,286          1,285            1,285          1,285           1,285
         60         42,345              598          1,314            162              638          1,925             308
     11,652         33,819           18,896         16,424         19,768           14,149         15,047          14,833
        204          3,886            1,220            245            528              523          3,974             522
         30          5,823            7,893         18,281          1,511            9,045         28,326             996
         15          3,399              671          1,105            249            1,089          2,809             443
         --          3,862            3,062          8,135            141           12,069          5,197          15,877
      4,857         31,892            3,937         12,561          1,081            6,394         10,550           2,848
         --             --               --             --          3,630               --             --              --
-----------   ------------    -------------   ------------   ------------     ------------   ------------    ------------
     43,755     17,579,185          257,092      3,242,018      1,527,107       18,187,073     33,601,584         121,961
-----------   ------------    -------------   ------------   ------------     ------------   ------------    ------------
$ 6,681,733   $176,038,987    $  68,114,168   $145,183,701   $ 17,692,860     $ 66,257,329   $212,417,813    $ 34,166,500
===========   ============    =============   ============   ============     ============   ============    ============

$10,272,061   $274,105,993    $ 228,095,282   $234,114,024   $ 34,858,903     $146,540,189   $298,708,247    $ 61,644,616

      5,026        752,876          362,861           (754)        99,761           41,849         (8,200)        118,675



 (1,278,967)   (68,220,215)    (142,786,058)   (37,459,950)    (6,364,411)     (12,093,075)   (10,285,229)     (5,926,647)


 (2,316,387)   (30,599,667)     (17,557,917)   (51,469,619)   (10,901,393)     (68,231,634)   (75,997,005)    (21,670,144)
-----------   ------------    -------------   ------------   ------------     ------------   ------------    ------------
$ 6,681,733   $176,038,987    $  68,114,168   $145,183,701   $ 17,692,860     $ 66,257,329   $212,417,813    $ 34,166,500
===========   ============    =============   ============   ============     ============   ============    ============
$ 8,942,271   $218,409,601    $  85,053,518   $199,121,201   $ 30,058,370     $152,164,147   $321,567,053    $  3,905,580
$        --   $         --    $          --   $         --   $         --     $         --   $         --    $ 52,023,674
$        --   $  9,435,319    $          --   $  1,980,674   $  1,320,643     $ 15,458,736   $ 30,466,069    $         --

The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 109

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)

                                                                                 COGNITIVE       CORE         ENHANCED
                                                                    BALANCED       VALUE        EQUITY         GROWTH
                                                                      FUND          FUND         FUND           FUND
                                                                  -----------   -----------   -----------   -----------
FIDUCIARY SHARES:
   Net Assets .................................................   $15,826,513   $ 1,682,197   $55,670,073   $ 2,134,645
   Shares of beneficial interest outstanding ..................     1,644,583       257,887    10,558,420       364,139
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..   $      9.62   $      6.52   $      5.27   $      5.86
                                                                  ===========   ===========   ===========   ===========
CLASS A SHARES:
   Net Assets .................................................   $ 3,680,122   $   199,403   $ 2,325,624   $   384,086
   Shares of beneficial interest outstanding ..................       383,267        30,449       441,819        66,290
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............   $      9.60   $      6.55   $      5.26   $      5.79
                                                                  -----------   -----------   -----------   -----------
   MAXIMUM OFFERING PRICE PER SHARE (B) .......................   $     10.16   $      6.93   $      5.57   $      6.13
                                                                  ===========   ===========   ===========   ===========
CLASS B SHARES:
   Net Assets .................................................   $   731,441   $       N/A   $ 1,030,073   $       N/A
   Shares of beneficial interest outstanding ..................        76,383           N/A       200,213           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $      9.58   $       N/A   $      5.14   $       N/A
                                                                  ===========   ===========   ===========   ===========
CLASS C SHARES:
   Net Assets .................................................   $   271,896   $   157,026   $   386,124   $   142,667
   Shares of beneficial interest outstanding ..................        28,457        24,550        75,330        24,981
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $      9.55   $      6.40   $      5.13   $      5.71
                                                                  ===========   ===========   ===========   ===========
CLASS M SHARES:
   Net Assets .................................................   $       N/A   $63,323,558   $       N/A   $73,687,869
   Shares of beneficial interest outstanding ..................           N/A     9,712,629           N/A    12,560,664
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..   $       N/A   $      6.52   $       N/A   $      5.87
                                                                  ===========   ===========   ===========   ===========

N/A  Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)  The sales load for the class is 5.5%.

Amounts designated as "-" are either not applicable, or $0.

        The accompanying notes are an integral part of the financial statements.


                              110 | 1.800.433.6884

                                                                                                         CAPITAL
FUNDAMENTAL   INTERNATIONAL    LARGE CAP      LARGE CAP     SMALL CAP     SMALL CAP        VALUE         GROWTH
   EQUITY     OPPORTUNITIES      GROWTH         VALUE       ADVANTAGE       VALUE        MOMENTUM      ALLOCATION
    FUND           FUND           FUND          FUND           FUND          FUND           FUND          FUND
-----------   -------------   -----------   ------------   -----------   -----------   ------------   ------------

 $6,679,576    $ 48,449,223   $58,604,056   $119,518,912   $17,333,287   $34,308,269   $196,012,628   $   141,243
    507,071      10,463,195     9,208,429     14,449,487     1,773,693     5,046,519     19,262,702        10,678
 $    13.17    $       4.63   $      6.36   $       8.27   $      9.77   $      6.80   $      10.18   $     13.23
 ==========    ============   ===========   ============   ===========   ===========   ============   ===========

 $    2,144    $  8,259,306   $ 7,505,912   $ 22,088,300   $   277,142   $24,909,794   $ 13,646,300   $21,823,622
        163       1,787,534     1,197,513      2,663,967        28,422     3,761,955      1,344,151     1,650,856
 $    13.17    $       4.62   $      6.27   $       8.29   $      9.75   $      6.62   $      10.15   $     13.22
 ----------    ------------   -----------   ------------   -----------   -----------   ------------   -----------
 $    13.94    $       4.89   $      6.63   $       8.77   $     10.32   $      7.01   $      10.74   $     13.99
 ==========    ============   ===========   ============   ===========   ===========   ============   ===========

$       N/A    $        N/A   $ 1,627,421   $    660,678   $       N/A   $ 2,718,097   $  1,922,610   $       N/A
        N/A             N/A       277,881         81,120           N/A       434,118        193,436           N/A
$       N/A    $        N/A   $      5.86   $       8.14   $       N/A   $      6.26   $       9.94   $       N/A
 ==========    ============   ===========   ============   ===========   ===========   ============   ===========

 $       13    $  2,136,385   $   376,779   $  2,915,811   $    82,431   $ 4,321,169   $    836,275   $12,201,635
          1         465,809        64,347        359,094         8,541       694,587         84,476       934,055
 $    13.16    $       4.59   $      5.86   $       8.12   $      9.65   $      6.22   $       9.90   $     13.06
 ==========    ============   ===========   ============   ===========   ===========   ============   ===========

 $      N/A    $117,194,073   $       N/A   $        N/A   $       N/A   $       N/A   $        N/A   $       N/A
        N/A      25,311,529           N/A            N/A           N/A           N/A            N/A           N/A
 $      N/A    $       4.63   $       N/A   $        N/A   $       N/A   $       N/A   $        N/A   $       N/A
 ==========    ============   ===========   ============   ===========   ===========   ============   ===========

The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 111

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)

                                                                          DIVERSIFIED     GROWTH &        INCOME
                                                                             EQUITY        INCOME          PLUS
                                                                           ALLOCATION    ALLOCATION     ALLOCATION       BOND
                                                                              FUND          FUND           FUND          FUND
                                                                          -----------   ------------   -----------   ------------
ASSETS:
   Investments, at Value+ .............................................   $   285,778   $  2,377,897   $   395,654   $338,780,372
   Repurchase Agreements, at Value+ ...................................            --             --            --             --
   Affilitated Investments, at Value++ ................................     4,060,052     35,332,889     6,412,244             --
   Cash ...............................................................            --             --            --              9
   Receivable for Investments Sold ....................................        50,581             --        97,845             --
   Receivable for Fund Shares Sold ....................................           145          3,960            --        116,805
   Accrued Income .....................................................            81          9,176         2,851      3,280,408
   Prepaid Expenses ...................................................        17,325         13,510        12,475         33,689
   Deferred Compensation Asset ........................................           101            830           138          9,980
   Due from Advisor, net ..............................................         5,359          3,557         5,530             --
                                                                          -----------   ------------   -----------   ------------
      TOTAL ASSETS ....................................................     4,419,422     37,741,819     6,926,737    342,221,263
                                                                          -----------   ------------   -----------   ------------
LIABILITIES:
   Payable for Investments Purchased ..................................            --          8,774         2,669      4,027,062
   Payable for Fund Shares Redeemed ...................................            --          4,263            --        208,562
   Income Distribution Payable ........................................            --             --            --             --
   Due to Custodian ...................................................        39,085            169           191             --
   Advisory Fees Payable ..............................................            --             --            --        136,552
   Administration Fees Payable ........................................           568          4,995           893         42,917
   Chief Compliance Fees Payable ......................................         1,285          1,286         1,286          1,286
   Custodian Fees Payable .............................................            38            335            60          2,874
   Audit Fees Payable .................................................        15,498         14,913        15,410         17,659
   Deferred Compensation Fees Payable .................................           101            830           138          9,980
   Shareholder Servicing Fees Payable .................................            71          1,035           186         20,049
   Trustees' Fees Payable .............................................            51            396             8          1,614
   Accrued Distribution Fees ..........................................         2,739         17,896         3,169          8,620
   Accrued Expenses and Other Payables ................................           158          1,962           457          6,434
                                                                          -----------   ------------   -----------   ------------
      TOTAL LIABILITIES ...............................................        59,594         56,854        24,467      4,483,609
                                                                          -----------   ------------   -----------   ------------
         NET ASSETS ...................................................   $ 4,359,828   $ 37,684,965   $ 6,902,270   $337,737,654
                                                                          ===========   ============   ===========   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..............   $ 7,267,019   $ 58,483,516   $ 8,905,258   $348,620,447
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ................................................        10,785        192,542        41,243        171,889
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds and Capital Gain
      Distributions Received ..........................................      (978,793)    (6,108,612)     (934,337)    (2,443,920)
   Net Unrealized Appreciation (Depreciation) on Investments and
      Investments in Affiliated Funds .................................    (1,939,183)   (14,882,481)   (1,109,894)    (8,610,762)
                                                                          -----------   ------------   -----------   ------------
         NET ASSETS ...................................................   $ 4,359,828   $ 37,684,965   $ 6,902,270   $337,737,654
                                                                          ===========   ============   ===========   ============
   + Cost of Investments and Repurchase Agreements ....................   $   441,742   $  3,553,966   $   518,175   $347,391,134
   ++ Cost of Affiliated Investments ..................................   $ 5,843,271   $ 49,039,301   $ 7,399,617   $         --

Amounts designated as "--" are either not applicable, or $0.

        The accompanying notes are an integral part of the financial statements.


                              112 | 1.800.433.6884

 CALIFORNIA      NATIONAL                     CALIFORNIA                        TREASURY                            100%
INTERMEDIATE   INTERMEDIATE                    TAX-FREE        DIVERSIFIED        PLUS       U.S. GOVERNMENT   U.S. TREASURY
  TAX-FREE       TAX-FREE      SHORT TERM    MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET     MONEY MARKET
  BOND FUND      BOND FUND     BOND FUND         FUND             FUND            FUND             FUND             FUND
------------   ------------   -----------   --------------   --------------   ------------   ---------------   -------------
$134,880,702    $77,517,449   $45,259,190   $1,334,636,876   $3,510,121,667   $ 67,483,660   $  827,492,933    $823,452,084
          --             --            --               --        1,813,926    106,106,304      425,938,824              --
          --             --            --               --               --             --               --              --
          --             --            --              503            1,666             --              342             602
          --             --        19,486       10,000,370               --             --               --              --
     111,800             --        46,000          212,187          329,337             --              157          23,582
   1,856,588        826,730       397,707        5,278,280        6,225,633         11,182          589,240              --
      18,874         18,113        20,291          213,392          561,884         10,401          140,841         138,735
       4,195          2,372         1,366           57,142          119,361          5,050           38,006          22,850
          --             --            --               --               --          8,795               --              --
------------    -----------   -----------   --------------   --------------   ------------   --------------    ------------
 136,872,159     78,364,664    45,744,040    1,350,398,750    3,519,173,474    173,625,392    1,254,200,343     823,637,853
------------    -----------   -----------   --------------   --------------   ------------   --------------    ------------

   2,249,084      2,813,241            --               --               --             --       30,000,000              --
      59,004             --        52,851               --          568,357             --           69,919          12,566
          --             --            --          465,480        1,949,134         33,808          361,687          34,734
         123            155           168               --               --            130               --              --
      24,155          8,165         7,806          281,305          890,044             --          301,170           4,597
      16,914          9,355         5,721          166,806          442,953            988          146,304          84,057
       1,285          1,285         1,285            1,286            1,285            895            1,285           1,285
       1,133            627           383           11,172           29,668          1,467            9,799           6,965
      17,248         18,302        19,124           16,094           19,539         11,953           15,631          14,293
       4,195          2,372         1,366           57,142          119,361          5,050           38,006          22,850
       6,005          3,132         1,494           54,081          134,339             --           41,427             891
         488            324           286               --            5,275             47              750             168
      10,804          2,185           478          179,537          377,984          2,552           85,331              --
       1,481          1,015         1,764            7,128           55,756          5,616           21,032           7,435
------------    -----------   -----------   --------------   --------------   ------------   --------------    ------------
   2,391,919      2,860,158        92,726        1,240,031        4,593,695         62,506       31,092,341         189,841
------------    -----------   -----------   --------------   --------------   ------------   --------------    ------------
$134,480,240    $75,504,506   $45,651,314   $1,349,158,719   $3,514,579,779   $173,562,886   $1,223,108,002    $823,448,012
============    ===========   ===========   ==============   ==============   ============   ==============    ============

$128,815,255    $72,123,429   $46,043,030   $1,349,119,936   $3,514,541,656   $173,562,886   $1,223,135,864    $823,692,757

      25,928          5,018       (18,111)              --               --             --              --               --


      (1,296)          (598)       (9,060)          38,783           38,123             --          (27,862)       (244,745)

   5,640,353      3,376,657      (364,545)              --               --             --              --               --
------------    -----------   -----------   --------------   --------------   ------------   --------------    ------------
$134,480,240    $75,504,506   $45,651,314   $1,349,158,719   $3,514,579,779   $173,562,886   $1,223,108,002    $823,448,012
============    ===========   ===========   ==============   ==============   ============   ==============    ============
$129,240,349    $74,140,792   $45,623,735   $1,334,636,876   $3,511,935,593   $173,589,964   $1,253,431,757    $823,452,084
$         --    $        --   $        --   $           --   $           --   $         --   $           --    $         --

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 113

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)

                                                                   DIVERSIFIED     GROWTH &      INCOME
                                                                      EQUITY        INCOME        PLUS
                                                                    ALLOCATION    ALLOCATION   ALLOCATION       BOND
                                                                       FUND          FUND         FUND          FUND
                                                                   -----------   -----------   ----------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................    $   14,083   $    96,856   $   85,469   $305,148,641
   Shares of beneficial interest outstanding ...................         1,247         6,633        5,243     29,625,025
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...    $    11.29   $     14.60   $    16.30   $      10.30
                                                                    ==========   ===========   ==========   ============
CLASS A SHARES:
   Net Assets ..................................................    $1,581,155   $23,238,638   $4,143,936   $ 28,753,585
   Shares of beneficial interest outstanding ...................       140,529     1,596,934      254,124      2,832,423
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............    $    11.25   $     14.55   $    16.31   $      10.15
                                                                    ----------   -----------   ----------   ------------
   MAXIMUM OFFERING PRICE PER SHARE (B) ........................    $    11.90   $     15.40   $    17.26   $      10.74
                                                                    ==========   ===========   ==========   ============
CLASS B SHARES:
   Net Assets ..................................................    $      N/A   $       N/A   $      N/A   $  3,677,836
   Shares of beneficial interest outstanding ...................           N/A           N/A          N/A        363,783
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............    $      N/A   $       N/A   $      N/A   $      10.11
                                                                    ==========   ===========   ==========   ============
CLASS C SHARES:
   Net Assets ..................................................    $2,764,590   $14,349,471   $2,672,865   $    157,592
   Shares of beneficial interest outstanding ...................       248,166       991,448      164,898         15,589
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............    $    11.14   $     14.47   $    16.21   $      10.11
                                                                    ==========   ===========   ==========   ============
CLASS S SHARES:
   Net Assets ..................................................    $      N/A   $       N/A   $      N/A   $        N/A
   Shares of beneficial interest outstanding ...................           N/A           N/A          N/A            N/A
NET ASSET VALUE, AND OFFERING PRICE PER SHARE (A) ..............    $      N/A   $       N/A   $      N/A   $        N/A
                                                                    ==========   ===========   ==========   ============

N/A Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.5%. The sales load for the Income Plus Allocation Fund is 4.5%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund is 2.25%. The remaining funds are not subject to a sales load.

Amounts designated as "--" are either not applicable, or $0.

        The accompanying notes are an integral part of the financial statements.


                              114 | 1.800.433.6884

  CALIFORNIA       NATIONAL                    CALIFORNIA                                                            100%
 INTERMEDIATE    INTERMEDIATE    SHORT TERM     TAX-FREE       DIVERSIFIED    TREASURY PLUS   U.S. GOVERNMENT   U.S. TREASURY
TAX-FREE BOND   TAX-FREE BOND       BOND      MONEY MARKET    MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
     FUND            FUND           FUND          FUND            FUND             FUND             FUND             FUND
-------------   -------------   -----------   ------------   --------------   -------------   ---------------   -------------
 $92,161,154     $63,779,524    $43,788,378   $512,773,963   $2,142,088,493    $156,508,779     $900,329,062     $464,528,390
   9,155,862       5,663,717      4,464,518    512,772,022    2,142,677,126     156,508,779      900,386,953      464,659,816
 $     10.07     $     11.26    $      9.81   $       1.00   $         1.00    $       1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============    ============     ============     ============

 $37,529,931     $11,724,982    $ 1,408,639   $800,430,190   $1,075,748,818    $ 17,054,106     $129,534,958     $219,506,070
   3,745,550       1,041,486        143,800    800,406,193    1,075,794,263      17,054,106      129,540,165      219,546,540
 $     10.02     $     11.26    $      9.80   $       1.00   $         1.00    $       1.00     $       1.00     $       1.00
 -----------     -----------    -----------   ------------   --------------    ------------     ------------     ------------
 $     10.25     $     11.52    $     10.03   $       1.00   $         1.00    $       1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============    ============     ============     ============

 $ 2,534,577     $        --    $        --   $         --   $           --    $         --     $    302,460     $         --
     253,140              --             --             --               --              --          302,702               --
 $     10.01     $       N/A    $       N/A   $        N/A   $          N/A    $        N/A     $       1.00     $        N/A
 ===========     ===========    ===========   ============   ==============    ============     ============     ============

 $ 2,254,578     $        --    $   454,297   $        N/A   $          N/A    $        N/A     $    292,661     $         --
     225,652              --         45,857            N/A              N/A             N/A          292,671               --
 $      9.99     $       N/A    $      9.91   $        N/A   $          N/A    $        N/A     $       1.00     $        N/A
 ===========     ===========    ===========   ============   ==============    ============     ============     ============

 $       N/A     $        --    $        --   $ 35,954,566   $  296,742,468    $          1     $192,648,861     $139,413,552
         N/A              --             --     35,947,800      296,070,382               1      192,613,384      139,487,980
 $       N/A     $       N/A    $       N/A   $       1.00   $         1.00    $       1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============    ============     ============     ============

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 115

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED)

                                                                                     COGNITIVE        CORE          ENHANCED
                                                                       BALANCED        VALUE         EQUITY          GROWTH
                                                                         FUND          FUND           FUND            FUND
                                                                     -----------   ------------   ------------   -------------
Interest Income ..................................................   $   206,236   $      4,101   $      1,390   $      6,594
Income from Investments in Affiliated Funds ......................            --             --             --             --
Securities Lending Income ........................................         1,041         15,706            683         17,444
Dividend Income ..................................................       172,571        862,347      1,091,640        434,319
Less: Foreign Taxes Withheld .....................................          (178)          (175)            --             --
                                                                     -----------   ------------   ------------   ------------
      Total Investment Income ....................................       379,670        881,979      1,093,713        458,357
                                                                     -----------   ------------   ------------   ------------
Expenses:
   Investment Adviser Fees .......................................        73,601        296,504        226,820        357,296
   Shareholder Servicing Fees Fiduciary Shares ...................        23,066          2,438         88,355          2,567
   Shareholder Servicing Fees Class A Shares .....................         6,013            444          3,547            507
   Shareholder Servicing Fees Class B Shares .....................         1,194             --          1,713             --
   Administrative Fees ...........................................        18,344         59,120         56,527         71,234
   Custodian Fees ................................................         1,227          3,953          3,780          4,764
   Trustees Fees .................................................           708          2,656          2,546          3,393
   Chief Compliance Officer Fees .................................         3,581          3,580          3,580          3,580
   Distribution Fees Class A Shares ..............................         6,013            444          3,547            507
   Distribution Fees Class B Shares ..............................         3,584             --          5,138             --
   Distribution Fees Class C Shares ..............................         1,573            570          3,575            917
   Registration Fees .............................................        22,860         15,828         20,158         15,017
   Transfer Agent Fees ...........................................         2,193          6,989          6,805          8,818
   Printing Fees .................................................         1,457          4,553          4,616          5,796
   Audit Fees ....................................................        18,429         15,273         16,002         13,937
   Legal Fees ....................................................         1,275          4,070          4,435          4,467
   Miscellaneous Fees ............................................        11,320         12,814          9,615          9,628
                                                                     -----------   ------------   ------------   ------------
      Total Expenses .............................................       196,438        429,236        460,759        502,428
                                                                     -----------   ------------   ------------   ------------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees ....................................       (53,090)       (17,852)       (48,401)       (16,422)
      Shareholder Servicing Fees - Fiduciary Shares ..............        (9,226)        (2,410)       (47,995)        (2,531)
      Shareholder Servicing Fees - Class A Shares ................        (2,405)          (232)        (1,419)          (217)
      Reduction of Expenses by Administrator (Note 3) ............        (1,317)        (4,244)        (4,058)        (5,114)
                                                                     -----------   ------------   ------------   ------------
Total Waivers and Reduction of Expenses ..........................       (66,038)       (24,738)      (101,873)       (24,284)
                                                                     -----------   ------------   ------------   ------------
Total Net Expenses ...............................................       130,400        404,498        358,886        478,144
                                                                     -----------   ------------   ------------   ------------
Net Investment Income (Loss) .....................................       249,270        477,481        734,827        (19,787)
                                                                     -----------   ------------   ------------   ------------
Net Realized Loss on Investments .................................    (2,667,369)   (18,929,375)    (8,357,183)   (10,093,229)
Net Realized Loss on Investments in Affiliated Funds .............            --             --             --             --
Net Realized Gain (Loss) on Foreign Currency Transactions ........           (79)            --             --             --
Net Realized Gain (Loss) on Futures Contracts ....................            --             --        101,018             --
Capital Gain Distributions Received ..............................            --             --             --             --
Capital Gain Distributions Received from Affiliated Funds ........            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Investments ..    (4,064,629)   (17,864,794)   (24,360,258)   (35,994,822)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ...........................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .........................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts ............................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts .....................................................            --             --             --             --
                                                                     -----------   ------------   ------------   ------------
Net Realized and Unrealized Loss on Investments ..................    (6,732,077)   (36,794,169)   (32,616,423)   (46,088,051)
                                                                     -----------   ------------   ------------   ------------
Decrease in Net Assets Resulting from Operations .................   $(6,482,807)  $(36,316,688)  $(31,881,596)  $(46,107,838)
                                                                     ===========   ============   ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 1, 2008.

        The accompanying notes are an integral part of the financial statements.


                              116 | 1.800.433.6884

                                                                                                             CAPITAL
FUNDAMENTAL   INTERNATIONAL     LARGE CAP      LARGE CAP      SMALL CAP      SMALL CAP        VALUE          GROWTH
   EQUITY     OPPORTUNITIES      GROWTH          VALUE        ADVANTAGE        VALUE         MOMENTUM      ALLOCATION
  FUND(1)          FUND           FUND           FUND           FUND           FUND            FUND           FUND
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
$        --   $      21,313   $         --   $     10,956   $      3,152   $      4,838   $          --   $         --
         --              --             --             --             --             --              --        413,263
         --          50,282          2,845         43,913          8,013        137,208          13,891             --
     87,274       3,129,582        808,262      2,432,038        233,872      1,691,756       3,768,640         60,946
        (95)       (192,200)          (169)        (5,694)        (1,055)        (1,739)           (612)            --
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
     87,179       3,008,977        810,938      2,481,213        243,982      1,832,063       3,781,919        474,209
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------

     24,051       1,144,505        254,434        537,224        106,773        498,619         832,741         39,903
     10,021          85,822         90,835        178,758         27,624         73,346         318,618            185
         --          14,628         11,512         38,813            338         38,212          23,470         37,125
         --              --          2,913          1,190             --          5,236           3,464             --
      5,994         181,105         63,411        133,889         16,806         74,559         207,538         34,096
        401         137,948          4,241          8,954          1,124          4,986          13,879          2,280
        219           8,850          2,642          5,506            760          3,532           9,245          1,507
      4,075           3,580          3,580          3,580          3,580          3,580           3,580          3,580
          1          14,628         11,512         38,813            338         38,212          23,470         37,125
         --              --          8,740          3,570             --         15,708          10,393             --
         --          15,529          3,014         20,329            545         31,440           5,691         78,778
      4,841          18,247         21,621         20,120         14,710         23,904          22,232         17,680
        686          23,636          7,819         16,199          2,063          8,938          25,300          4,239
        374          17,263          4,624         11,410          1,409          6,537          13,383          2,726
     11,652          27,574         16,134         14,265         16,680         11,762          13,408         11,882
        374           8,860          4,186          9,208          1,460          6,094          12,432          2,476
      6,828          51,565          8,092         12,473          9,092         13,340          12,971          6,372
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
     69,517       1,753,740        519,310      1,054,301        203,302        858,005       1,551,815        279,954
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------

    (26,196)        (72,361)       (38,505)       (46,917)       (41,752)       (92,318)        (14,312)       (58,267)
     (9,894)        (46,646)       (45,687)       (78,174)       (16,700)       (30,396)       (132,366)          (153)
         --         (11,702)        (4,605)       (15,525)          (135)       (15,285)         (9,388)       (29,700)
       (430)        (13,002)        (4,552)        (9,612)        (1,207)        (5,353)        (14,899)        (2,448)
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
    (36,520)       (143,711)       (93,349)      (150,228)       (59,794)      (143,352)       (170,965)       (90,568)
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
     32,997       1,610,029        425,961        904,073        143,508        714,653       1,380,850        189,386
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
     54,182       1,398,948        384,977      1,577,140        100,474      1,117,410       2,401,069        284,823
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
 (1,278,967)    (66,414,376)   (12,229,979)   (19,040,484)    (2,282,215)   (10,850,387)    (10,117,166)      (622,396)
         --              --             --             --             --             --              --     (5,176,054)
         --         142,455             --             --             --             --              --             --
         --              --             --             --       (263,706)            --              --             --
         --              --             --             --             --             --              --         74,645
         --              --             --             --             --             --              --        321,940
 (2,316,387)    (80,971,234)   (18,496,399)   (46,151,020)    (8,849,603)   (35,940,306)   (117,267,761)      (995,680)

         --              --             --             --             --             --              --    (12,714,416)

         --         (36,644)            --             --             --             --              --             --

         --         (70,150)            --             --             --             --              --             --

         --              --             --             --        (18,558)            --              --             --
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
 (3,595,354)   (147,349,949)   (30,726,378)   (65,191,504)   (11,414,082)   (46,790,693)   (127,384,927)   (19,111,961)
-----------   -------------   ------------   ------------   ------------   ------------   -------------   ------------
$(3,541,172)  $(145,951,001)  $(30,341,401)  $(63,614,364)  $(11,313,608)  $(45,673,283)  $(124,983,858)  $(18,827,138)
===========   =============   ============   ============   ============   ============   =============   ============

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 117

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED)

                                                                 DIVERSIFIED     GROWTH &        INCOME
                                                                    EQUITY        INCOME          PLUS
                                                                  ALLOCATION    ALLOCATION     ALLOCATION       BOND
                                                                     FUND          FUND           FUND          FUND
                                                                 -----------   ------------   -----------   -----------
Interest Income ..............................................   $        --   $         --   $        --   $ 9,026,080
Income from Investments in Affiliated Funds ..................        32,519        536,405       113,899            --
Securities Lending Income ....................................            --             --            --        47,255
Dividend Income ..............................................         4,165         84,811        18,712        45,346
                                                                 -----------   ------------   -----------   -----------
      Total Investment Income ................................        36,684        621,216       132,611     9,118,681
                                                                 -----------   ------------   -----------   -----------
Expenses:
   Investment Adviser Fees ...................................         3,597         40,799         6,720       882,318
   Shareholder Servicing Fees Fiduciary Shares ...............            18            121           115       398,762
   Shareholder Servicing Fees Class A Shares .................         2,477         37,338         5,806        37,176
   Shareholder Servicing Fees Class B Shares .................            --             --            --         4,982
   Administrative Fees .......................................         3,073         34,864         5,742       263,909
   Custodian Fees ............................................           205          2,331           384        17,646
   Trustees Fees .............................................           139          1,477           190         9,675
   Chief Compliance Officer Fees .............................         3,580          3,580         3,581         3,580
   Distribution Fees Class A Shares ..........................         2,477         37,338         5,806        37,176
   Distribution Fees Class B Shares ..........................            --             --            --        14,946
   Distribution Fees Class C Shares ..........................        10,575         83,302        14,714           716
   Distribution Fees Class S Shares ..........................            --             --            --            --
   Registration Fees .........................................        14,850         19,118        17,652        19,308
   Transfer Agent Fees .......................................           387          4,216           669        29,363
   Printing Fees .............................................           241          2,724           455        14,952
   Audit Fees ................................................        12,315         11,950        12,254        15,930
   Legal Fees ................................................           306          2,235           461        14,741
   Money Market Government Insurance Expense (Note 11) .......            --             --            --            --
   Miscellaneous Fees ........................................         5,129          6,325         5,811        20,622
                                                                 -----------   ------------   -----------   -----------
      Total Expenses .........................................        59,369        287,718        80,360     1,785,802
                                                                 -----------   ------------   -----------   -----------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees ................................       (37,398)       (63,003)      (41,094)      (37,856)
      Shareholder Servicing Fees - Fiduciary Shares ..........           (15)           (97)          (92)     (291,737)
      Shareholder Servicing Fees - Class A Shares ............        (2,126)       (29,870)       (4,644)      (26,767)
      Shareholder Servicing Fees - Class B Shares ............            --             --            --            --
      Distribution Fees - Class A Shares .....................            --             --            --            --
      Distribution Fees - Class B Shares .....................            --             --            --            --
      Distribution Fees - Class C Shares .....................            --             --            --            --
      Distribution Fees - Class S Shares .....................            --             --            --            --
      Administrative Fees ....................................            --             --            --            --
      Reduction of Expenses by Administrator (Note 3) ........          (221)        (2,503)         (412)      (18,943)
                                                                 -----------   ------------   -----------   -----------
Total Waivers and Reduction of Expenses ......................       (39,760)       (95,473)      (46,242)     (375,303)
                                                                 -----------   ------------   -----------   -----------
Total Net Expenses ...........................................        19,609        192,245        34,118     1,410,499
                                                                 -----------   ------------   -----------   -----------
Net Investment Income ........................................        17,075        428,971        98,493     7,708,182
                                                                 -----------   ------------   -----------   -----------
Net Realized Gain (Loss) on Investments ......................       (47,820)      (694,727)      (87,710)    1,284,894
Net Realized Loss on Investments in Affiliated Funds .........      (808,849)    (5,106,569)     (781,426)           --
Capital Gain Distributions Received ..........................         7,911         57,238         4,660            --
Capital Gain Distributions Received from Affiliated Funds ....        30,530        262,860        24,154            --
Change in Unrealized Appreciation (Depreciation)
   on Investments ............................................      (105,210)      (735,795)      (82,042)   (6,906,104)
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ........................      (929,385)    (9,227,418)     (527,398)           --
                                                                 -----------   ------------   -----------   -----------
Net Realized and Unrealized Gain (Loss) on Investments .......    (1,852,823)   (15,444,411)   (1,449,762)   (5,621,210)
                                                                 -----------   ------------   -----------   -----------
Increase (Decrease) in Net Assets Resulting from Operations ..   $(1,835,748)  $(15,015,440)  $(1,351,269)  $ 2,086,972
                                                                 ===========   ============   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 14, 2008.

        The accompanying notes are an integral part of the financial statements.


                              118 | 1.800.433.6884

  CALIFORNIA       NATIONAL                    CALIFORNIA                     TREASURY         U.S.         100% U.S.
 INTERMEDIATE    INTERMEDIATE    SHORT TERM     TAX-FREE     DIVERSIFIED        PLUS        GOVERNMENT      TREASURY
TAX-FREE BOND   TAX-FREE BOND       BOND      MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET
     FUND            FUND           FUND          FUND           FUND          FUND(1)         FUND           FUND
-------------   -------------   -----------   ------------   ------------   ------------   ------------   ------------
 $ 2,509,304     $ 1,361,772    $ 1,159,151   $ 14,849,960   $ 47,500,539     $ 195,943    $ 10,379,314    $ 3,753,064
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
          --              --          2,354             --             --            --              --             --
      19,204          13,834         18,827        176,482             --            --              --             --
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
   2,528,508       1,375,606      1,180,332     15,026,442     47,500,539       195,943      10,379,314      3,753,064
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------

     319,378         178,236         96,777      1,930,789      5,081,276       142,834       1,470,492      1,187,607
     113,514          78,638         59,307        622,591      2,605,892        97,425         858,967        530,885
      40,501          10,480            641        933,535      1,189,596        21,603         136,302        236,535
       3,459              --             --             --             --            --             289             --
      95,529          53,313         36,183        962,493      2,532,949        71,215         733,093        592,087
       6,388           3,565          2,420         64,360        169,376         4,761          49,016         39,587
       3,384           1,941          1,385         26,868         81,295         2,006          22,899         18,126
       3,580           3,580          3,580          3,580          3,580         4,075           3,580          3,580
      40,501          10,480            641        933,535      1,189,596        21,603         136,302        236,535
      10,377              --             --             --             --            --             868             --
       6,643              --          1,612             --             --            --           1,177             --
          --              --             --        116,302        965,598            --         504,811        488,956
      12,982          18,511         19,166          6,872         28,413         4,719          26,030         24,637
      10,442           5,866          4,164        100,217        282,399         7,543          76,366         63,882
       5,175           3,260          2,590         54,831        138,788         2,707          40,956         30,636
      15,154          15,986         16,147         18,035         29,083        11,953          16,356         14,234
       5,537           3,387          2,928         61,419        141,451         4,011          35,831         31,422
          --              --             --        172,190        499,295             3         102,963        107,427
      15,197          11,073         13,472         22,418         45,797         9,591          35,028         15,341
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
     707,741         398,316        261,013      6,030,035     14,984,384       406,049       4,251,326      3,621,477
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------

    (185,673)       (181,249)       (43,791)      (286,608)            --      (142,834)         (6,207)      (309,523)
     (90,812)        (62,910)       (50,635)      (498,073)    (2,085,943)      (97,258)       (687,173)      (460,925)
     (32,401)         (8,384)          (513)      (746,828)      (951,677)      (21,603)       (109,042)      (208,010)
          --              --             --             --             --            --              (6)            --
          --              --             --             --             --        (4,495)         (3,761)      (111,458)
          --              --             --             --             --            --            (121)            --
          --              --             --             --             --            --             (67)            --
          --              --             --           (610)            --            --         (21,748)      (220,861)
          --              --             --             --             --       (49,487)             --        (22,540)
      (6,857)         (3,827)        (2,597)       (69,090)      (181,824)      (35,277)        (52,620)       (42,496)
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
    (315,743)       (256,370)       (97,536)    (1,601,209)    (3,219,444)     (350,954)       (880,745)    (1,375,813)
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
     391,998         141,946        163,477      4,428,826     11,764,940        55,095       3,370,581      2,245,664
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
   2,136,510       1,233,660      1,016,855     10,597,616     35,735,599       140,848       7,008,733      1,507,400
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
      (1,270)             --         22,699         38,482         27,266            --           4,809          1,147
          --              --             --             --             --            --              --             --
          --              --             --             --             --            --              --             --
          --              --             --             --             --            --              --             --

   3,450,500       2,114,942       (503,331)            --             --            --              --             --

          --              --             --             --             --            --              --             --
          --              --             --             --             --            --              --             --
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
   3,449,230       2,114,942       (480,632)        38,482         27,266            --           4,809          1,147
 -----------     -----------    -----------   ------------   ------------     ---------    ------------    -----------
 $ 5,585,740     $ 3,348,602    $   536,223   $ 10,636,098   $ 35,762,865     $ 140,848    $  7,013,542    $ 1,508,547
 ===========     ===========    ===========   ============   ============     =========    ============    ===========

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 119

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS

                                                      BALANCED FUND           COGNITIVE VALUE FUND          CORE EQUITY FUND
                                                -------------------------  --------------------------  --------------------------
                                                 SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                                   ENDED                       ENDED                       ENDED
                                                 1/31/2009    YEAR ENDED     1/31/2009    YEAR ENDED     1/31/2009    YEAR ENDED
                                                (UNAUDITED)    7/31/2008    (UNAUDITED)    7/31/2008    (UNAUDITED)    7/31/2008
                                                -----------  ------------  ------------  ------------  ------------  ------------
Investment Activities:
   Net Investment Income (Loss) ..............  $   249,270  $    764,711  $    477,481  $    738,708  $    734,827  $  1,720,632
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and
      Futures Contracts ......................   (2,667,448)      679,064   (18,929,375)   (3,749,175)   (8,256,165)   (9,029,289)
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Transactions and Futures
      Contracts ..............................   (4,064,629)   (3,588,696)  (17,864,794)   (8,873,442)  (24,360,258)  (11,183,562)
                                                -----------  ------------  ------------  ------------  ------------  ------------
Net Decrease in Net Assets Resulting From
   Operations ................................   (6,482,807)   (2,144,921)  (36,316,688)  (11,883,909)  (31,881,596)  (18,492,219)
                                                -----------  ------------  ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .......................     (208,972)     (598,182)      (20,119)      (20,975)     (710,495)   (1,644,259)
      Class A Shares .........................      (49,962)     (118,919)         (615)      (17,138)      (24,946)      (67,600)
      Class B Shares .........................       (6,617)      (21,026)           --            --        (7,933)      (15,270)
      Class C Shares .........................       (2,267)       (4,682)       (1,252)         (751)       (5,670)       (5,506)
      Class M Shares .........................           --            --      (815,851)     (850,305)           --            --
   Capital Gains:
      Fiduciary Shares .......................           --    (2,573,430)           --      (259,284)           --    (4,186,989)
      Class A Shares .........................           --      (571,432)           --      (421,170)           --      (280,447)
      Class B Shares .........................           --      (161,457)           --            --            --       (85,827)
      Class C Shares .........................           --       (32,654)           --       (15,180)           --       (30,784)
      Class M Shares .........................           --            --            --   (10,921,490)           --            --
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Dividends and Distributions ...     (267,818)   (4,081,782)     (837,837)  (12,506,293)     (749,044)   (6,316,682)
                                                -----------  ------------  ------------  ------------  ------------  ------------
Change in Net Assets .........................   (6,750,625)   (6,226,703)  (37,154,525)  (24,390,202)  (32,630,640)  (24,808,901)
                                                -----------  ------------  ------------  ------------  ------------  ------------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ............    3,265,858     3,125,391       573,039       925,979     5,586,451    10,598,170
      Reinvestment of Dividends and
         Distributions .......................      208,972     3,171,612        20,119       280,259       264,108     4,509,153
      Cost of Shares Redeemed ................   (4,821,225)  (12,688,425)     (348,644)     (620,218)  (15,338,864)  (23,687,023)
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Fiduciary Share
             Transactions ....................   (1,346,395)   (6,391,422)      244,514       586,020    (9,488,305)   (8,579,700)
                                                -----------  ------------  ------------  ------------  ------------  ------------
   Class A Shares:
      Proceeds from Shares Issued ............    1,772,783       628,284        38,628       389,843     1,439,636     2,310,666
      Reinvestment of Dividends and
         Distributions .......................       47,471       648,889           584       428,204        19,031       335,841
      Cost of Shares Redeemed ................   (2,677,938)   (1,696,931)     (185,226)   (3,139,978)   (1,377,257)   (6,537,798)
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Class A Share Transactions ....     (857,684)     (419,758)     (146,014)   (2,321,931)       81,410    (3,891,291)
                                                -----------  ------------  ------------  ------------  ------------  ------------
   Class B Shares:
      Proceeds from Shares Issued ............            3        10,452            --            --             1         2,993
      Reinvestment of Dividends and
         Distributions .......................        6,583       173,955            --            --         7,549        96,171
      Cost of Shares Redeemed ................     (301,247)     (878,769)           --            --      (235,441)     (432,106)
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Class B Share Transactions ....     (294,661)     (694,362)           --            --      (227,891)     (332,942)
                                                -----------  ------------  ------------  ------------  ------------  ------------
   Class C Shares:
      Proceeds from Shares Issued ............       29,919        23,776       143,172       117,517     2,067,084       130,471
      Reinvestment of Dividends and
         Distributions .......................        2,190        36,872         1,252        15,513         5,386        32,684
      Cost of Shares Redeemed ................      (43,093)      (14,332)         (512)      (82,184)   (2,203,871)     (145,866)
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Class C Share Transactions ....      (10,984)       46,316       143,912        50,846      (131,401)       17,289
                                                -----------  ------------  ------------  ------------  ------------  ------------
   Class M Shares
      Proceeds from Shares Issued ............           --            --    17,996,639     8,043,830            --            --
      Reinvestment of Dividends and
         Distributions .......................           --            --       664,617    10,813,447            --            --
      Cost of Shares Redeemed ................           --            --   (10,611,063)   (7,919,756)           --            --
                                                -----------  ------------  ------------  ------------  ------------  ------------
         Total Class M Share Transactions ....           --            --     8,050,193    10,937,521            --            --
                                                -----------  ------------  ------------  ------------  ------------  ------------
Net Increase (Decrease) in Net Assets From
   Share Transactions ........................   (2,509,724)   (7,459,226)    8,292,605     9,252,456    (9,766,187)  (12,786,644)
   Redemption Fees ...........................           --            --            --            14            --            --
                                                -----------  ------------  ------------  ------------  ------------  ------------
      Total Increase (Decrease) in Net
         Assets ..............................   (9,260,349)  (13,685,929)  (28,861,920)  (15,137,732)  (42,396,827)  (37,595,545)
                                                -----------  ------------  ------------  ------------  ------------  ------------
Net Assets:
   Beginning of Period .......................   29,770,321    43,456,250    94,224,104   109,361,836   101,808,721   139,404,266
                                                -----------  ------------  ------------  ------------  ------------  ------------
   End of Period .............................  $20,509,972  $ 29,770,321  $ 65,362,184  $ 94,224,104  $ 59,411,894  $101,808,721
                                                ===========  ============  ============  ============  ============  ============
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) ......  $       121  $     18,669  $    (25,588) $    334,768  $        353  $     14,570
                                                ===========  ============  ============  ============  ============  ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 1, 2008.

        The accompanying notes are an integral part of the financial statements.


                              120 | 1.800.433.6884

                             FUNDAMENTAL  INTERNATIONAL OPPORTUNITIES
   ENHANCED GROWTH FUND      EQUITY FUND              FUND                LARGE CAP GROWTH FUND        LARGE CAP VALUE FUND
--------------------------  ------------  ---------------------------  --------------------------  ---------------------------
 SIX MONTHS                  SIX MONTHS     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
    ENDED                       ENDED         ENDED                        ENDED                       ENDED
  1/31/2009    YEAR ENDED   1/31/2009(1)    1/31/2009     YEAR ENDED     1/31/2009    YEAR ENDED     1/31/2009     YEAR ENDED
 (UNAUDITED)    7/31/2008    (UNAUDITED)   (UNAUDITED)     7/31/2008    (UNAUDITED)    7/31/2008    (UNAUDITED)    7/31/2008
------------  ------------  ------------  -------------  ------------  ------------  ------------  ------------  -------------

$    (19,787) $   (359,047) $    54,182   $   1,398,948  $  7,382,380  $    384,977  $    784,084  $  1,577,140  $   4,701,750


 (10,093,229)    3,251,306   (1,278,967)    (66,271,921)    4,934,325   (12,229,979)   (2,486,169)  (19,040,484)   (16,990,359)



 (35,994,822)  (15,989,122)  (2,316,387)    (81,078,028)  (53,515,805)  (18,496,399)   (9,100,570)  (46,151,020)   (36,620,459)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

 (46,107,838)  (13,096,863)  (3,541,172)   (145,951,001)  (41,199,100)  (30,341,401)  (10,802,655)  (63,614,364)   (48,909,068)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------


          --            --      (49,156)     (1,194,263)   (1,557,180)     (457,392)     (612,098)   (1,349,284)    (3,123,638)
          --            --           --        (170,735)     (421,767)      (27,979)      (33,690)     (244,020)    (1,583,140)
          --            --           --              --            --            --            --        (4,800)       (13,835)
          --            --           --         (26,867)      (47,637)           --            --       (21,714)       (50,215)
          --            --           --      (2,826,649)   (4,580,870)           --            --            --             --

          --            --           --      (1,583,393)   (3,365,074)           --            --            --    (12,374,769)
          --            --           --        (263,209)     (797,403)           --            --            --     (8,253,204)
          --            --           --              --            --            --            --            --       (123,082)
          --            --           --         (73,129)     (158,552)           --            --            --       (438,425)
          --            --           --      (3,509,677)  (10,071,483)           --            --            --             --
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
          --            --      (49,156)     (9,647,922)  (20,999,966)     (485,371)     (645,788)   (1,619,818)   (25,960,308)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
 (46,107,838)  (13,096,863)  (3,590,328)   (155,598,923)  (62,199,066)  (30,826,772)  (11,448,443)  (65,234,182)   (74,869,376)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------


   1,744,145     1,882,737   11,679,913      10,312,625    70,889,408     7,121,284    17,815,194    21,397,921     40,553,818

          --            --       49,156       1,888,871     3,592,091       258,133       376,987     1,078,399     13,608,104
    (346,135)      (90,689)  (1,459,278)    (17,425,571)  (20,857,487)  (14,788,847)  (26,559,131)  (22,578,570)   (50,718,501)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

   1,398,010     1,792,048   10,269,791      (5,224,075)   53,624,012    (7,409,430)   (8,366,950)     (102,250)     3,443,421
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

     281,470     2,645,712        2,250       2,052,557    20,885,813     1,105,368     2,308,116     1,500,826     37,627,328

          --            --           --         399,417     1,133,661        25,421        29,820       219,294      8,647,989
    (366,802)   (1,892,697)          --      (4,478,723)  (14,740,166)   (1,783,388)   (3,982,113)  (10,404,926)  (132,353,231)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
     (85,332)      753,015        2,250      (2,026,749)    7,279,308      (652,599)   (1,644,177)   (8,684,806)   (86,077,914)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

          --            --           --              --            --        10,467        64,973            --         16,503

          --            --           --              --            --            --            --         3,779        113,767
          --            --           --              --            --      (796,704)   (2,241,826)     (282,469)      (898,633)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
          --            --           --              --            --      (786,237)   (2,176,853)     (278,690)      (768,363)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

       9,337       426,154           20         450,881     2,978,944        60,622       298,726       841,576      1,215,670

          --            --           --          85,957       183,873            --            --        20,489        470,304
     (65,800)      (98,511)          --      (1,002,145)     (922,133)     (220,503)     (528,783)   (1,603,967)    (2,633,446)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
     (56,463)      327,643           20        (465,307)    2,240,684      (159,881)     (230,057)     (741,902)      (947,472)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

   7,896,496     7,751,925           --      10,868,615    16,889,453            --            --            --             --

          --            --           --       5,046,039    13,109,650            --            --            --             --
 (11,716,558)  (10,553,601)          --     (29,325,434)  (29,857,174)           --            --            --             --
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
  (3,820,062)   (2,801,676)          --     (13,410,780)      141,929            --            --            --             --
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

  (2,563,847)       71,030   10,272,061     (21,126,911)   63,285,933    (9,008,147)  (12,418,037)   (9,807,648)   (84,350,328)
          --            --           --           2,025         1,837            --            --            --             --
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

 (48,671,685)  (13,025,833)   6,681,733    (176,723,809)    1,088,704   (39,834,919)  (23,866,480)  (75,041,830)  (159,219,704)
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------

 125,020,952   138,046,785           --     352,762,796   351,674,092   107,949,087   131,815,567   220,225,531    379,445,235
------------  ------------  -----------   -------------  ------------  ------------  ------------  ------------  -------------
$ 76,349,267  $125,020,952  $ 6,681,733   $ 176,038,987  $352,762,796  $ 68,114,168  $107,949,087  $145,183,701  $ 220,225,531
============  ============  ===========   =============  ============  ============  ============  ============  =============

$   (190,854) $   (171,067) $     5,026   $     752,876  $  3,572,442  $    362,861  $    463,255  $       (754) $      41,924
============  ============  ===========   =============  ============  ============  ============  ============  =============

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 121

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SMALL CAP ADVANTAGE         SMALL CAP VALUE FUND            VALUE MOMENTUM
                                                          FUND                        FUND                         FUND
                                               -------------------------  ---------------------------  ----------------------------
                                                SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                                   ENDED                      ENDED                        ENDED
                                                 1/31/2009    YEAR ENDED    1/31/2009     YEAR ENDED     1/31/2009      YEAR ENDED
                                                (UNAUDITED)   7/31/2008    (UNAUDITED)    7/31/2008     (UNAUDITED)     7/31/2008
                                               ------------  -----------  ------------  -------------  -------------  -------------
Investment Activities:
   Net Investment Income ....................  $    100,474  $   147,816  $  1,117,410  $   1,905,144  $   2,401,069  $   5,676,900
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Written Option
      Contracts, Futures Contracts and
      Capital Gains Distributions Received ..    (2,545,921)  (3,857,397)  (10,850,387)    13,017,843    (10,117,166)    33,458,207
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Written Options and
      Futures Contracts .....................    (8,868,161)     267,146   (35,940,306)   (49,229,695)  (117,267,761)   (94,650,635)
                                               ------------  -----------  ------------  -------------  -------------  -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ................   (11,313,608)  (3,442,435)  (45,673,283)   (34,306,708)  (124,983,858)   (55,515,528)
                                               ------------  -----------  ------------  -------------  -------------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................       (33,798)    (185,401)   (1,088,805)    (1,806,530)    (2,274,593)    (5,345,956)
      Class A Shares ........................          (454)        (716)     (632,045)      (455,683)      (142,581)      (323,024)
      Class B Shares ........................            --           --       (36,189)       (43,898)       (13,062)       (32,482)
      Class C Shares ........................            --         (109)      (66,785)       (41,866)        (5,398)       (11,872)
   Capital Gains:
      Fiduciary Shares ......................            --     (184,805)     (358,268)   (24,571,923)   (17,138,714)   (65,186,187)
      Class A Shares ........................            --       (1,350)     (219,074)    (8,292,679)    (1,227,539)    (4,803,116)
      Class B Shares ........................            --           --       (27,964)    (1,784,059)      (177,864)      (993,096)
      Class C Shares ........................            --         (900)      (43,162)    (2,839,204)       (74,372)      (315,409)
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Dividends and Distributions ..       (34,252)    (373,281)   (2,472,292)   (39,835,842)   (21,054,123)   (77,011,142)
                                               ------------  -----------  ------------  -------------  -------------  -------------
Change in Net Assets ........................   (11,347,860)  (3,815,716)  (48,145,575)   (74,142,550)  (146,037,981)  (132,526,670)
                                               ------------  -----------  ------------  -------------  -------------  -------------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ...........     5,347,794    9,631,997    18,601,969     18,300,982     54,623,445     43,505,612
      Reinvestment of Dividends and
         Distributions ......................        14,597      257,162     1,187,566     23,749,545     18,273,119     67,114,220
      Cost of Shares Redeemed ...............    (3,874,278)  (6,704,321)  (38,676,686)   (90,830,837)   (71,276,983)  (106,727,515)
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Fiduciary Share
            Transactions ....................     1,488,113    3,184,838   (18,887,151)   (48,780,310)     1,619,581      3,892,317
                                               ------------  -----------  ------------  -------------  -------------  -------------
   Class A Shares:
      Proceeds from Shares Issued ...........       313,474      131,054    41,519,198     12,389,502        693,342      3,402,181
      Reinvestment of Dividends and
         Distributions ......................           454        1,958       715,309      6,601,959      1,249,888      4,682,254
      Cost of Shares Redeemed ...............       (52,654)     (57,363)  (38,011,415)   (26,394,709)    (3,166,579)    (6,084,641)
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Class A Share Transactions ...       261,274       75,649     4,223,092     (7,403,248)    (1,223,349)     1,999,794
                                               ------------  -----------  ------------  -------------  -------------  -------------
   Class B Shares:
      Proceeds from Shares Issued ...........            --           --        29,698         39,303         19,372        134,295
      Reinvestment of Dividends and
         Distributions ......................            --           --        61,445      1,707,925        187,727      1,014,863
      Cost of Shares Redeemed ...............            --           --      (950,971)    (3,716,305)      (644,598)    (2,349,229)
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Class B Share Transactions ...            --           --      (859,828)    (1,969,077)      (437,499)    (1,200,071)
                                               ------------  -----------  ------------  -------------  -------------  -------------
   Class C Shares:
      Proceeds from Shares Issued ...........        29,072       28,800       352,783      1,525,936        120,469        278,294
      Reinvestment of Dividends and
         Distributions ......................            --        1,009       103,036      2,700,131         75,754        304,006
      Cost of Shares Redeemed ...............       (24,243)      (8,263)   (1,273,946)   (10,764,595)      (259,566)      (556,473)
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Class C Share Transactions ...         4,829       21,546      (818,127)    (6,538,528)       (63,343)        25,827
                                               ------------  -----------  ------------  -------------  -------------  -------------
Net Increase (Decrease) in Net Assets From
   Share Transactions .......................     1,754,216    3,282,033   (16,342,014)   (64,691,163)      (104,610)     4,717,867
   Redemption Fees ..........................           155           --         3,973          2,686             --             --
                                               ------------  -----------  ------------  -------------  -------------  -------------
         Total Decrease in Net Assets .......    (9,593,489)    (533,683)  (64,483,616)  (138,831,027)  (146,142,591)  (127,808,803)
                                               ------------  -----------  ------------  -------------  -------------  -------------
Net Assets:
   Beginning of Period ......................    27,286,349   27,820,032   130,740,945    269,571,972    358,560,404    486,369,207
                                               ------------  -----------  ------------  -------------  -------------  -------------
   End of Period ............................  $ 17,692,860  $27,286,349  $ 66,257,329  $ 130,740,945  $ 212,417,813  $ 358,560,404
                                               ============  ===========  ============  =============  =============  =============
   Undistributed Net Investment
      Income/(Accumulated Net Investment
      Loss) .................................  $     99,761  $    33,539  $     41,849  $     748,263  $      (8,200) $      26,365
                                               ============  ===========  ============  =============  =============  =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

        The accompanying notes are an integral part of the financial statements.


                              122 | 1.800.433.6884

 CAPITAL GROWTH ALLOCATION     DIVERSIFIED EQUITY           GROWTH & INCOME
           FUND                  ALLOCATION FUND            ALLOCATION FUND
--------------------------  ------------------------  --------------------------
 SIX MONTHS                  SIX MONTHS                SIX MONTHS
    ENDED                      ENDED                      ENDED
  1/31/2009    YEAR ENDED    1/31/2009    YEAR ENDED    1/31/2009    YEAR ENDED
 (UNAUDITED)    7/31/2008   (UNAUDITED)   7/31/2008    (UNAUDITED)    7/31/2008
------------  ------------  -----------  -----------  ------------  ------------



$    284,823  $    528,232  $    17,075  $    18,963  $    428,971  $    911,436



  (5,401,865)    3,649,867     (818,228)     (34,401)   (5,481,198)    2,524,170



 (13,710,096)  (12,786,389)  (1,034,595)    (935,047)   (9,963,213)   (8,498,487)
------------  ------------  -----------  -----------  ------------  ------------

 (18,827,138)   (8,608,290)  (1,835,748)    (950,485)  (15,015,440)   (5,062,881)
------------  ------------  -----------  -----------  ------------  ------------


      (1,132)       (8,196)         (69)        (340)         (845)         (744)
    (173,498)     (614,395)      (6,063)     (34,104)     (225,753)     (843,906)
          --            --           --           --            --            --
          --      (208,112)        (158)     (18,550)      (63,024)     (278,630)

     (11,713)      (22,616)        (354)        (228)       (6,583)          (14)
  (2,141,795)   (1,781,653)     (43,881)     (23,837)   (1,663,271)   (1,217,369)
          --            --           --           --            --            --
  (1,161,096)   (1,072,021)     (41,763)     (17,206)     (932,511)     (643,870)
------------  ------------  -----------  -----------  ------------  ------------
  (3,489,234)   (3,706,993)     (92,288)     (94,265)   (2,891,987)   (2,984,533)
------------  ------------  -----------  -----------  ------------  ------------
 (22,316,372)  (12,315,283)  (1,928,036)  (1,044,750)  (17,907,427)   (8,047,414)
------------  ------------  -----------  -----------  ------------  ------------


      29,298        20,100        5,397       16,214        31,960       101,700

      12,845        30,812          423          568         7,427           674
         (40)     (568,773)          --     (187,956)           --          (507)
------------  ------------  -----------  -----------  ------------  ------------

      42,103      (517,861)       5,820     (171,174)       39,387       101,867
------------  ------------  -----------  -----------  ------------  ------------

   1,186,939     6,918,094      309,155    2,149,349     1,548,010     8,006,833

   2,183,321     2,234,777       43,695       38,049     1,755,042     1,891,738
  (6,241,434)  (11,360,565)    (352,045)  (3,870,656)   (6,264,437)  (14,471,894)
------------  ------------  -----------  -----------  ------------  ------------
  (2,871,174)   (2,207,694)         805   (1,683,258)   (2,961,385)   (4,573,323)
------------  ------------  -----------  -----------  ------------  ------------

          --            --           --           --            --            --

          --            --           --           --            --            --
          --            --           --           --            --            --
------------  ------------  -----------  -----------  ------------  ------------
          --            --           --           --            --            --
------------  ------------  -----------  -----------  ------------  ------------

     802,267     6,580,925    1,710,806    1,388,056     2,336,432     4,142,076

   1,096,052     1,121,083       40,518       34,582       966,856       884,609
  (3,679,507)  (11,554,719)    (469,880)    (563,253)   (2,756,803)   (5,054,288)
------------  ------------  -----------  -----------  ------------  ------------
  (1,781,188)   (3,852,711)   1,281,444      859,385       546,485       (27,603)
------------  ------------  -----------  -----------  ------------  ------------

  (4,610,259)   (6,578,266)   1,288,069     (995,047)   (2,375,513)   (4,499,059)
          --            --           --           --            --            --
------------  ------------  -----------  -----------  ------------  ------------
 (26,926,631)  (18,893,549)    (639,967)  (2,039,797)  (20,282,940)  (12,546,473)
------------  ------------  -----------  -----------  ------------  ------------

  61,093,131    79,986,680    4,999,795    7,039,592    57,967,905    70,514,378
------------  ------------  -----------  -----------  ------------  ------------
$ 34,166,500  $ 61,093,131  $ 4,359,828  $ 4,999,795  $ 37,684,965  $ 57,967,905
============  ============  ===========  ===========  ============  ============


$    118,675  $      8,482  $    10,785  $        --  $    192,542  $     53,193
============  ============  ===========  ===========  ============  ============

 INCOME PLUS ALLOCATION             BOND
          FUND                      FUND
------------------------  ------------- ------------
 SIX MONTHS                SIX MONTHS
   ENDED                      ENDED
 1/31/2009    YEAR ENDED    1/31/2009    YEAR ENDED
(UNAUDITED)   7/31/2008    (UNAUDITED)    7/31/2008
-----------  -----------  ------------  ------------



$    98,493  $   243,060  $  7,708,182  $ 18,836,507



   (840,322)     307,433     1,284,894     4,181,324



   (609,440)    (740,894)   (6,906,104)   (1,893,845)
-----------  -----------  ------------  ------------

 (1,351,269)    (190,401)    2,086,972    21,123,986
-----------  -----------  ------------  ------------


     (1,112)      (3,934)   (7,410,459)  (17,088,169)
    (49,997)    (164,145)     (665,188)   (1,461,916)
         --           --       (75,719)     (188,596)
    (19,856)     (95,714)       (4,042)       (5,151)

     (3,253)      (2,102)           --            --
   (159,945)    (127,920)           --            --
         --           --            --            --
   (102,692)     (92,553)           --            --
-----------  -----------  ------------  ------------
   (336,855)    (486,368)   (8,155,408)  (18,743,832)
-----------  -----------  ------------  ------------
 (1,688,124)    (676,769)   (6,068,436)    2,380,154
-----------  -----------  ------------  ------------


         --      141,000    34,352,670    58,947,024

      4,133        1,508     3,788,116     8,677,162
         --     (135,192)  (71,858,833)  (78,090,102)
-----------  -----------  ------------  ------------

      4,133        7,316   (33,718,047)  (10,465,916)
-----------  -----------  ------------  ------------

  1,156,150    2,742,115     2,383,882     5,275,215

    163,989      221,157       524,880     1,154,337
 (1,381,787)  (2,769,636)   (4,818,504)   (6,460,829)
-----------  -----------  ------------  ------------
    (61,648)     193,636    (1,909,742)      (31,277)
-----------  -----------  ------------  ------------

         --           --            46        70,794

         --           --        61,614       155,662
         --           --      (581,270)   (1,576,015)
-----------  -----------  ------------  ------------
         --           --      (519,610)   (1,349,559)
-----------  -----------  ------------  ------------

    908,079    4,383,322       111,142       168,123

    102,194      117,061         1,800         2,146
   (880,021)  (4,843,928)     (143,734)      (76,863)
-----------  -----------  ------------  ------------
    130,252     (343,545)      (30,792)       93,406
-----------  -----------  ------------  ------------

     72,737     (142,593)  (36,178,191)  (11,753,346)
         --           --            --            --
-----------  -----------  ------------  ------------
 (1,615,387)    (819,362)  (42,246,627)   (9,373,192)
-----------  -----------  ------------  ------------

  8,517,657    9,337,019   379,984,281   389,357,473
-----------  -----------  ------------  ------------
$ 6,902,270  $ 8,517,657  $337,737,654  $379,984,281
===========  ===========  ============  ============


$    41,243  $    13,715  $    171,889  $    619,115
===========  ===========  ============  ============

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 123

(HIGHMARK FUNDS(R) LOGO)

STATEMENTS OF CHANGES IN NET ASSETS

                                                 CALIFORNIA INTERMEDIATE     NATIONAL INTERMEDIATE           SHORT TERM BOND
                                                    TAX-FREE BOND FUND         TAX-FREE BOND FUND                 FUND
                                               --------------------------  -------------------------  ----------------------------
                                                SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                  ENDED                       ENDED                      ENDED
                                                1/31/2009     YEAR ENDED    1/31/2009    YEAR ENDED    1/31/2009      YEAR ENDED
                                                (UNAUDITED)    7/31/2008   (UNAUDITED)   7/31/2008     (UNAUDITED)    7/31/2008
                                               ------------  ------------  -----------  ------------  ------------  --------------
Investment Activities:
   Net Investment Income ...................   $  2,136,510  $  4,131,320  $ 1,233,660  $  2,594,765  $  1,016,855  $    2,356,061
   Net Realized Gain (Loss)
      on Investments .......................         (1,270)      279,808         --          58,060        22,699          96,249
   Change in Unrealized Appreciation
      (Depreciation) on Investments ........      3,450,500     1,197,542    2,114,942       730,258      (503,331)        377,216
                                               ------------  ------------  -----------  ------------  ------------  --------------
Net Increase in Net Assets Resulting
   From Operations .........................      5,585,740     5,608,670    3,348,602     3,383,083       536,223       2,829,526
                                               ------------  ------------  -----------  ------------  ------------  --------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares .....................     (1,546,539)   (3,207,495)  (1,109,969)   (2,478,587)   (1,031,302)     (2,347,590)
      Class A Shares .......................       (525,540)     (869,405)    (137,789)     (154,416)      (10,653)         (7,650)
      Class B Shares .......................        (33,571)     (105,912)          --            --            --              --
      Class C Shares .......................        (25,058)      (14,100)          --            --        (8,016)        (21,396)
      Class S Shares .......................             --            --           --            --            --              --
   Capital Gains:
      Fiduciary Shares .....................       (162,406)     (118,082)     (49,824)      (33,463)           --              --
      Class A Shares .......................        (64,023)      (32,723)      (7,274)       (1,778)           --              --
      Class B Shares .......................         (4,624)       (5,564)          --            --            --              --
      Class C Shares .......................         (3,338)         (299)          --            --            --              --
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Dividends and
            Distributions ..................     (2,365,099)   (4,353,580)  (1,304,856)   (2,668,244)   (1,049,971)     (2,376,636)
                                               ------------  ------------  -----------  ------------  ------------  --------------
Change in Net Assets .......................      3,220,641     1,255,090    2,043,746       714,839      (513,748)        452,890
                                               ------------  ------------  -----------  ------------  ------------  --------------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ..........     16,612,113    13,476,448    4,282,860     6,206,552     6,676,121      18,879,573
      Reinvestment of Dividends
         and Distributions .................        322,979       365,583       77,583        63,924       524,278       1,348,615
      Cost of Shares Redeemed ..............    (17,138,435)  (14,461,070)  (5,210,209)  (11,988,595)  (15,859,180)    (22,345,654)
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Fiduciary Share
            Transactions ...................       (203,343)     (619,039)    (849,766)   (5,718,119)   (8,658,781)     (2,117,466)
                                               ------------  ------------  -----------  ------------  ------------  --------------
   Class A Shares:
      Proceeds from Shares Issued ..........     13,497,726     7,610,505    4,604,066     5,741,524     1,344,429         176,868
      Reinvestment of Dividends
         and Distributions .................        368,355       601,011      115,232       138,326         8,953           5,061
      Cost of Shares Redeemed ..............     (5,689,033)   (7,546,668)    (398,994)   (1,938,779)     (216,713)        (63,907)
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Class A Share Transactions ..      8,177,048       664,848    4,320,304     3,941,071     1,136,669         118,022
                                               ------------  ------------  -----------  ------------  ------------  --------------
   Class B Shares:
      Proceeds from Shares Issued ..........             --           104           --            --            --              --
      Reinvestment of Dividends and
         Distributions .....................         29,687        81,252           --            --            --              --
      Cost of Shares Redeemed ..............       (808,595)   (1,205,874)          --            --            --              --
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Class B Share Transactions ..       (778,908)   (1,124,518)          --            --            --              --
                                               ------------  ------------  -----------  ------------  ------------  --------------
   Class C Shares:
      Proceeds from Shares Issued ..........      1,256,332     1,061,398           --            --       202,387         167,994
      Reinvestment of Dividends and
         Distributions .....................         20,457        11,876           --            --         4,774           4,249
      Cost of Shares Redeemed ..............       (356,887)      (41,923)          --        (8,603)     (110,904)     (1,433,752)
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Class C Share Transactions ..        919,902     1,031,351           --        (8,603)       96,257      (1,261,509)
                                               ------------  ------------  -----------  ------------  ------------  --------------
   Class S Shares
      Proceeds from Shares Issued ..........             --            --           --            --            --              --
      Reinvestment of Dividends and
         Distributions .....................             --            --           --            --            --              --
      Cost of Shares Redeemed ..............             --            --           --            --            --              --
                                               ------------  ------------  -----------  ------------  ------------  --------------
         Total Class S Share Transactions ..             --            --           --            --            --              --
                                               ------------  ------------  -----------  ------------  ------------  --------------
Net Increase (Decrease) in Net Assets From
   Share Transactions ......................      8,114,699       (47,358)   3,470,538    (1,785,651)   (7,425,855)     (3,260,953)
                                               ------------  ------------  -----------  ------------  ------------  --------------
   Total Increase (Decrease) in Net Assets .     11,335,340     1,207,732    5,514,284    (1,070,812)   (7,939,603)     (2,808,063)
                                               ------------  ------------  -----------  ------------  ------------  --------------
Net Assets:
   Beginning of Period .....................    123,144,900   121,937,168   69,990,222    71,061,034    53,590,917      56,398,980
                                               ------------  ------------  -----------  ------------  ------------  --------------
   End of Period ...........................   $134,480,240  $123,144,900  $75,504,506  $ 69,990,222  $ 45,651,314  $   53,590,917
                                               ============  ============  ===========  ============  ============  ==============
   Undistributed Net Investment Income
      /(Accumulated Net Investment Loss) ...   $     25,928  $     20,126  $     5,018  $     19,116  $    (18,111) $       15,005
                                               ============  ============  ===========  ============  ============  ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 14, 2008.


        The accompanying notes are an integral part of the financial statements.


                              124 | 1.800.433.6884

                                                                  TREASURY PLUS
  CALIFORNIA  TAX-FREE MONEY        DIVERSIFIED MONEY MARKET       MONEY MARKET
        MARKET FUND                          FUND                     FUND
------------------------------  --------------------------------  -------------
 SIX MONTHS                       SIX MONTHS                          PERIOD
   ENDED                            ENDED                             ENDED
  1/31/2009       YEAR ENDED      1/31/2009        YEAR ENDED      1/31/2009(1)
 (UNAUDITED)      7/31/2008       (UNAUDITED)      7/31/2008        (UNAUDITED)
--------------  --------------  ---------------  ---------------  -------------

$   10,597,616  $   18,921,325  $    35,735,599  $   118,751,093  $     140,848

        38,482             301           27,266           16,526           --

            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------

    10,636,098      18,921,626       35,762,865      118,767,619        140,848
--------------  --------------  ---------------  ---------------  -------------



    (4,451,652)     (7,638,900)     (23,307,724)     (74,488,020)      (128,183)
    (5,867,305)    (10,291,296)      (9,352,980)     (32,172,790)       (12,665)
            --              --               --               --             --
          --              --               --               --             --
      (278,973)       (991,129)      (3,074,895)     (12,090,283)          --

            --              --               --               --             --
            --              --               --               --             --
            --              --               --               --             --
            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------

   (10,597,930)    (18,921,325)     (35,735,599)    (118,751,093)      (140,848)
--------------  --------------  ---------------  ---------------  -------------
        38,168             301           27,266           16,526           --
--------------  --------------  ---------------  ---------------  -------------


   677,932,284     846,130,227    2,243,857,191    4,327,811,865    355,891,414

        15,455           1,861        5,087,128       15,723,323           --
  (625,452,642)   (612,450,912)  (2,300,390,492)  (3,914,585,355)  (199,382,635)
--------------  --------------  ---------------  ---------------  -------------

    52,495,097     233,681,176      (51,446,173)     428,949,833    156,508,779
--------------  --------------  ---------------  ---------------  -------------

   640,935,562   1,282,339,617      431,126,941      921,690,597     54,844,941

     5,658,776      10,287,649        9,318,021       32,024,956         12,665
  (520,836,809)   (947,695,908)    (346,305,199)    (765,088,384)   (37,803,500)
--------------  --------------  ---------------  ---------------  -------------
   125,757,529     344,931,358       94,139,763      188,627,169     17,054,106
--------------  --------------  ---------------  ---------------  -------------

            --              --               --               --             --

            --              --               --               --             --
            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------
            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------

            --              --               --               --             --

            --              --               --               --             --
            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------
            --              --               --               --             --
--------------  --------------  ---------------  ---------------  -------------

   107,101,292     214,722,740      412,729,887      966,908,639              1

       275,664         991,129        3,074,895       12,090,280           --
  (106,391,642)   (237,466,586)    (453,059,922)  (1,017,415,877)          --
--------------  --------------  ---------------  ---------------  -------------
       985,314     (21,752,717)     (37,255,140)     (38,416,958)             1
--------------  --------------  ---------------  ---------------  -------------

   179,237,940     556,859,817        5,438,450      579,160,044    173,562,886
--------------  --------------  ---------------  ---------------  -------------
   179,276,108     556,860,118        5,465,716      579,176,570    173,562,886

 1,169,882,611     613,022,493    3,509,114,063    2,929,937,493           --
--------------  --------------  ---------------  ---------------  -------------
$1,349,158,719  $1,169,882,611  $ 3,514,579,779  $ 3,509,114,063  $ 173,562,886
==============  ==============  ===============  ===============  =============

$           --  $          314  $            --  $            --  $          --
==============  ==============  ===============  ===============  =============


      U.S. GOVERNMENT MONEY             100% U.S. TREASURY MONEY
          MARKET FUND                       MARKET FUND
--------------------------------  --------------------------------
  SIX MONTHS                        SIX MONTHS
     ENDED                             ENDED
   1/31/2009       YEAR ENDED        1/31/2009       YEAR ENDED
  (UNAUDITED)      7/31/2008        (UNAUDITED)       7/31/2008
---------------  ---------------  ---------------  ---------------

$     7,008,733  $    23,477,753  $     1,507,400  $    17,703,720

          4,809            2,103            1,147          (78,003)

             --               --               --               --
---------------  ---------------  ---------------  ---------------

      7,013,542       23,479,856        1,508,547       17,625,717
---------------  ---------------  ---------------  ---------------



     (5,222,511)     (18,327,352)      (1,008,305)     (10,472,476)
       (740,328)      (1,397,750)        (268,588)      (3,317,330)
           (793)          (5,990)              --               --
         (1,537)          (4,205)              --               --
     (1,043,564)      (3,742,456)        (230,507)      (3,913,914)

             --               --               --               --
             --               --               --               --
             --               --               --               --
             --               --               --               --
---------------  ---------------  ---------------  ---------------

     (7,008,733)     (23,477,753)      (1,507,400)     (17,703,720)
---------------  ---------------  ---------------  ---------------
          4,809            2,103            1,147          (78,003)
---------------  ---------------  ---------------  ---------------


  1,615,811,178    4,204,228,557      792,986,690    2,153,237,219

         84,601          278,761           55,225          476,152
 (1,291,799,620)  (4,085,080,590)    (794,003,659)  (2,022,392,025)
---------------  ---------------  ---------------  ---------------

    324,096,159      119,426,728         (961,744)     131,321,346
---------------  ---------------  ---------------  ---------------

    116,446,927      218,625,558      339,966,560      420,820,826

        740,295        1,397,049          259,162        3,317,198
    (67,888,382)    (173,347,595)    (245,775,961)    (450,945,975)
---------------  ---------------  ---------------  ---------------
     49,298,840       46,675,012       94,449,761      (26,807,951)
---------------  ---------------  ---------------  ---------------

        239,526           47,375               --               --

            784            5,485               --               --
        (65,081)        (358,009)              --               --
---------------  ---------------  ---------------  ---------------
        175,229         (305,149)              --               --
---------------  ---------------  ---------------  ---------------

        792,385          489,763               --               --

          1,372            4,154               --               --
       (752,360)        (271,635)              --               --
---------------  ---------------  ---------------  ---------------
         41,397          222,282               --               --
---------------  ---------------  ---------------  ---------------

    496,961,087      902,215,809      469,219,984    1,138,854,924

      1,043,564        3,742,080          224,297        3,913,913
   (466,456,861)    (873,538,994)    (498,539,898)  (1,203,145,682)
---------------  ---------------  ---------------  ---------------
     31,547,790       32,418,895      (29,095,617)     (60,376,845)
---------------  ---------------  ---------------  ---------------

    405,159,415      198,437,768       64,392,400       44,136,550
---------------  ---------------  ---------------  ---------------
    405,164,224      198,439,871       64,393,547       44,058,547
---------------  ---------------  ---------------  ---------------
    817,943,778      619,503,907      759,054,465      714,995,918
---------------  ---------------  ---------------  ---------------
$ 1,223,108,002  $   817,943,778  $   823,448,012  $   759,054,465
===============  ===============  ===============  ===============

$            --  $            --  $            --  $            --
===============  ===============  ===============  ===============

        The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 125

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)









                                                              DIVIDENDS AND
                       INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                      -----------------------              -------------------
                                      NET
                                   REALIZED
              NET                     AND
             ASSET       NET      UNREALIZED
             VALUE,   INVESTMENT     GAIN         TOTAL        NET                TOTAL FROM
           BEGINNING    INCOME     (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
           OF PERIOD   (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
           ---------  ----------  -----------  ----------  ----------  -------  -------------
BALANCED FUND
   FIDUCIARY SHARES
   2009*    $12.58     $ 0.116      $(2.952)    $(2.836)    $(0.124)   $    --     $(0.124)
   2008      14.95       0.292       (1.141)     (0.849)     (0.285)    (1.236)     (1.521)
   2007      14.06       0.296        1.300       1.596      (0.301)    (0.405)     (0.706)
   2006      13.81       0.257        0.258       0.515      (0.265)        --      (0.265)
   2005      12.90       0.267        0.922       1.189      (0.279)        --      (0.279)
   2004      12.10       0.171        0.796       0.967      (0.167)        --      (0.167)
   CLASS A SHARES
   2009*     $12.56    $ 0.102      $(2.951)    $(2.849)    $(0.111)   $    --     $(0.111)
   2008       14.92      0.256       (1.130)     (0.874)     (0.250)    (1.236)     (1.486)
   2007       14.04      0.260        1.291       1.551      (0.266)    (0.405)     (0.671)
   2006       13.79      0.224        0.258       0.482      (0.232)        --      (0.232)
   2005       12.88      0.228        0.929       1.157      (0.247)        --      (0.247)
   2004       12.09      0.138        0.787       0.925      (0.135)        --      (0.135)
   CLASS B SHARES
   2009*     $12.52    $ 0.070      $(2.933)    $(2.863)    $(0.077)   $    --     $(0.077)
   2008       14.87      0.175       (1.123)     (0.948)     (0.166)    (1.236)     (1.402)
   2007       14.00      0.170         1.282      1.452      (0.177)    (0.405)     (0.582)
   2006       13.75      0.138         0.259      0.397      (0.147)        --      (0.147)
   2005       12.85      0.142         0.920      1.062      (0.162)        --      (0.162)
   2004       12.06      0.054         0.791      0.845      (0.055)        --      (0.055)
   CLASS C SHARES
   2009*     $12.49    $ 0.069      $(2.931)    $(2.862)    $(0.078)   $    --     $(0.078)
   2008       14.85      0.171       (1.128)     (0.957)     (0.167)    (1.236)     (1.403)
   2007       13.98      0.171         1.284      1.455      (0.180)    (0.405)     (0.585)
   2006       13.73      0.138         0.261      0.399      (0.149)        --      (0.149)
   2005       12.84      0.142         0.910      1.052      (0.162)        --      (0.162)
   2004       12.06      0.053         0.789      0.842      (0.062)        --      (0.062)
COGNITIVE VALUE FUND
   FIDUCIARY SHARES
   2009*     $10.23    $ 0.049      $(3.671)    $(3.622)    $(0.088)   $    --     $(0.088)
   2008       13.03      0.082       (1.405)     (1.323)     (0.097)    (1.380)     (1.477)
   2007       13.03      0.078         1.475      1.553      (0.059)    (1.494)     (1.553)
   2006 (1)   13.38      0.011       (0.361)     (0.350)         --         --           --
   CLASS A SHARES
   2009*     $10.19    $ 0.035      $(3.660)    $(3.625)    $(0.015)   $    --     $(0.015)
   2008       12.97      0.041       (1.390)     (1.349)     (0.051)    (1.380)     (1.431)
   2007       13.02      0.037         1.461      1.498      (0.054)    (1.494)     (1.548)
   2006 (2)   13.53      0.029       (0.539)     (0.510)         --         --           --
   CLASS C SHARES
   2009*     $10.04    $ 0.008      $(3.596)    $(3.588)    $(0.052)   $    --     $(0.052)
   2008       12.89     (0.029)      (1.380)     (1.409)     (0.061)    (1.380)     (1.441)
   2007       12.98     (0.043)        1.447      1.404          --     (1.494)     (1.494)
   2006 (2)   13.53     (0.013)      (0.537)     (0.550)         --         --           --
   CLASS M SHARES
   2009*     $10.22    $ 0.050      $(3.662)    $(3.612)    $(0.088)   $    --     $(0.088)
   2008       13.02      0.084       (1.407)     (1.323)     (0.097)    (1.380)     (1.477)
   2007       13.02      0.088         1.465      1.553      (0.059)    (1.494)     (1.553)
   2006 (3)   13.59      0.056         1.155      1.211      (0.033)    (1.748)     (1.781)
   2005 (4)   12.79       0.03          2.08       2.11       (0.03)     (1.28)      (1.31)
   2004 (4)   10.56       0.01          2.22       2.23          --         --          --
   2003 (4)    8.43      (0.01)         2.16       2.15       (0.01)     (0.01)      (0.02)




                                                                   RATIO OF
                                                                   EXPENSES
                                                                      TO
                                                                   AVERAGE
                                                                     NET
                                                                    ASSETS
                                                                  EXCLUDING
                                                                     FEE
                                                                   WAIVERS
                                                        RATIO OF      OF
                          NET                   NET     EXPENSES   EXPENSES   RATIO OF
                         ASSET                ASSETS,      TO        AND        NET
                         VALUE,                 END     AVERAGE   REDUCTION  INVESTMENT  PORTFOLIO
           REDEMPTION     END       TOTAL    OF PERIOD    NET         OF     TO AVERAGE   TURNOVER
              FEES     OF PERIOD  RETURN***    (000)     ASSETS    EXPENSES  NET ASSETS    RATE
           ----------  ---------  ---------  ---------  --------  ---------  ----------  ---------
BALANCED FUND
   FIDUCIARY SHARES
   2009*      $--      $  9.62     (22.61)%   $ 15,827    0.97%     1.51%      2.13%        22%
   2008        --        12.58      (6.52)      22,274    0.96      1.23       2.09         28
   2007        --        14.95      11.47       33,427    0.94      1.12       1.99         23
   2006        --        14.06       3.77       37,571    0.92      1.10       1.85         16
   2005        --        13.81       9.32       59,278    0.95      1.19       2.00         57
   2004        --        12.90       8.01      118,555    0.94      1.12       1.32         97
   CLASS A SHARES
   2009*      $--      $  9.60     (22.74)%   $  3,680    1.22%     1.76%      1.88%        22%
   2008        --        12.56      (6.69)       5,829    1.21      1.48       1.84         28
   2007        --        14.92      11.14        7,359    1.19      1.37       1.75         23
   2006        --        14.04       3.52        7,065    1.17      1.34       1.61         16
   2005        --        13.79       9.07        7,408    1.21      1.45       1.71         57
   2004        --        12.88       7.66        7,172    1.19      1.37       1.07         97
   CLASS B SHARES
   2009*      $--      $  9.58     (22.90)%   $    731    1.82%     2.26%      1.28%        22%
   2008        --        12.52      (7.21)       1,295    1.80      1.97       1.25         28
   2007        --        14.87      10.44        2,277    1.79      1.87       1.15         23
   2006        --        14.00       2.90        3,089    1.79      1.85       0.99         16
   2005        --        13.75       8.31        3,759    1.86      1.95       1.07         57
   2004        --        12.85       7.02        4,364    1.84      1.87       0.42         97
   CLASS C SHARES
   2009*      $--      $  9.55     (22.95)%   $    272    1.82%     2.26%      1.28%        22%
   2008        --        12.49      (7.29)         373    1.81      1.98       1.24         28
   2007        --        14.85      10.48          393    1.79      1.87       1.15         23
   2006        --        13.98       2.92          338    1.79      1.85       0.99         16
   2005        --        13.73       8.24          334    1.86      1.95       1.07         57
   2004        --        12.84       6.99          327    1.84      1.87       0.42         97
COGNITIVE VALUE FUND
   FIDUCIARY SHARES
   2009*      $--      $  6.52     (35.46)%   $  1,682    1.02%     1.33%      1.21%        78%
   2008        --#       10.23     (10.97)       2,294    1.01      1.28       0.75        109
   2007        --        13.03      11.97        2,270    0.94      1.23       0.58        103
   2006 (1)    --        13.03      (2.62)       1,728    0.39**    0.39**     1.08**       76
   CLASS A SHARES
   2009*      $--      $  6.55     (35.58)%   $    199    1.39%     1.58%      0.84%        78%
   2008        --#       10.19     (11.22)         509    1.41      1.53       0.35        109
   2007        --        12.97      11.52        3,766    1.34      1.48       0.28        103
   2006 (2)    --        13.02      (3.77)         483    0.94**    0.94**     0.67**       76
   CLASS C SHARES
   2009*      $--      $  6.40     (35.77)%   $    157    2.02%     2.08%      0.21%        78%
   2008        --#       10.04     (11.81)          50    2.02      2.05      (0.27)       109
   2007        --        12.89      10.79           31    1.97      2.01      (0.32)       103
   2006 (2)    --        12.98      (4.07)           3    1.86**    1.86**    (0.29)**      76
   CLASS M SHARES
   2009*      $--      $  6.52     (35.40)%   $ 63,324    1.02%     1.08%      1.21%        78%
   2008        --#       10.22     (10.98)      91,371    1.01      1.03       0.75        109
   2007        --        13.02      11.98      103,295    0.94      0.97       0.65        103
   2006 (3)    --        13.02      10.13       91,652    1.00**    1.02**     0.51**       76
   2005 (4)    --        13.59      17.14       86,500    1.09      1.09       0.25         59
   2004 (4)    --        12.79      21.12       73,300    1.14      1.14       0.06         76
   2003 (4)    --        10.56      25.55       77,100    1.17      1.17      (0.07)        65

        The accompanying notes are an integral part of the financial statements.


                              126 | 1.800.433.6884






                       INVESTMENT ACTIVITIES
                      -----------------------
                                      NET
                                   REALIZED                   DIVIDENDS AND
              NET                     AND                     DISTRIBUTIONS
             ASSET       NET      UNREALIZED               -------------------
             VALUE,   INVESTMENT     GAIN         TOTAL        NET                TOTAL FROM
           BEGINNING    INCOME     (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
           OF PERIOD   (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
           ---------  ----------  -----------  ----------  ----------  -------  -------------
CORE EQUITY FUND
   FIDUCIARY SHARES
   2009*     $ 8.12    $ 0.065      $(2.849)    $(2.784)    $(0.066)   $    --    $(0.066)
   2008        9.96      0.132       (1.502)     (1.370)     (0.133)    (0.337)    (0.470)
   2007        8.78      0.104        1.178       1.282      (0.102)        --     (0.102)
   2006        8.10      0.088        0.680       0.768      (0.088)        --     (0.088)
   2005        7.36      0.101        0.738       0.839      (0.099)        --     (0.099)
   2004        6.73      0.029        0.630       0.659      (0.029)        --     (0.029)
   CLASS A SHARES
   2009*     $ 8.10    $ 0.055      $(2.838)    $(2.783)    $(0.057)   $    --    $(0.057)
   2008        9.93      0.108       (1.495)     (1.387)     (0.106)    (0.337)    (0.443)
   2007        8.76      0.072        1.175       1.247      (0.077)        --     (0.077)
   2006        8.09      0.066        0.672       0.738      (0.068)        --     (0.068)
   2005        7.34      0.076        0.751       0.827      (0.077)        --     (0.077)
   2004        6.72      0.010        0.626       0.636      (0.016)        --     (0.016)
   CLASS B SHARES
   2009*     $ 7.92    $ 0.035      $(2.777)    $(2.742)    $(0.038)   $    --    $(0.038)
   2008        9.74      0.050       (1.473)     (1.423)     (0.060)    (0.337)    (0.397)
   2007        8.61      0.018        1.152       1.170      (0.040)        --     (0.040)
   2006        7.95      0.014        0.671       0.685      (0.025)        --     (0.025)
   2005        7.23      0.032        0.732       0.764      (0.044)        --     (0.044)
   2004        6.66     (0.037)       0.609       0.572      (0.002)        --     (0.002)
   CLASS C SHARES
   2009*     $ 7.92    $ 0.033      $(2.780)    $(2.747)    $(0.043)   $    --    $(0.043)
   2008        9.74      0.052       (1.472)     (1.420)     (0.063)    (0.337)    (0.400)
   2007        8.61      0.013        1.155       1.168      (0.038)        --     (0.038)
   2006        7.96      0.014        0.661       0.675      (0.025)        --     (0.025)
   2005        7.24      0.030        0.735       0.765      (0.045)        --     (0.045)
   2004 (5)    7.16     (0.030)       0.112       0.082      (0.002)        --     (0.002)
ENHANCED GROWTH FUND
   FIDUCIARY SHARES
   2009*     $ 9.26    $(0.001)     $(3.399)    $(3.400)    $    --    $    --    $    --
   2008 (6)    9.29     (0.022)      (0.008)     (0.030)         --         --         --
   CLASS A SHARES
   2009*     $ 9.17    $(0.016)     $(3.364)    $(3.380)    $    --    $    --    $    --
   2008       10.17     (0.065)      (0.935)     (1.000)         --         --         --
   2007        8.05     (0.075)       2.195       2.120          --         --         --
   2006 (2)    9.29     (0.029)      (1.211)     (1.240)         --         --         --
   CLASS C SHARES
   2009*     $ 9.07    $(0.037)     $(3.323)    $(3.360)    $    --    $    --    $    --
   2008       10.12     (0.123)      (0.927)     (1.050)         --         --         --
   2007        8.06     (0.133)       2.193       2.060          --         --         --
   2006 (2)    9.29     (0.025)      (1.205)     (1.230)         --         --         --
   CLASS M SHARES
   2009*     $ 9.27    $(0.001)     $(3.399)    $(3.400)    $    --    $    --    $    --
   2008       10.24     (0.026)      (0.944)     (0.970)         --         --         --
   2007        8.07     (0.035)       2.205       2.170          --         --         --
   2006 (3)    8.78     (0.034)      (0.676)     (0.710)         --         --         --
   2005 (4)    7.89       0.03         0.94        0.97       (0.08)        --      (0.08)
   2004 (4)    7.33      (0.07)        0.63        0.56          --         --         --
   2003 (4)    4.80      (0.06)        2.59        2.53          --         --         --

                                                                    RATIO OF
                                                                    EXPENSES
                                                                       TO
                                                                    AVERAGE
                                                                      NET
                                                                     ASSETS
                                                                   EXCLUDING
                                                         RATIO OF     FEE
                          NET                   NET      EXPENSES   WAIVERS    RATIO OF
                         ASSET                ASSETS,       TO        AND        NET
                         VALUE,                 END      AVERAGE   REDUCTION  INVESTMENT  PORTFOLIO
           REDEMPTION     END       TOTAL    OF PERIOD     NET         OF     TO AVERAGE   TURNOVER
              FEES     OF PERIOD  RETURN***    (000)      ASSETS    EXPENSES  NET ASSETS    RATE
           ----------  ---------  ---------  ---------   --------  ---------  ----------  ---------
CORE EQUITY FUND
   FIDUCIARY SHARES
   2009*      $--        $ 5.27     (34.31)%  $ 55,670     0.91%      1.19%     1.98%         22%
   2008        --          8.12     (14.35)     95,872     0.90       1.11      1.46          56
   2007        --          9.96      14.61     127,266     0.91       1.08      1.05          79
   2006        --          8.78       9.53     110,720     0.91       1.07      1.04          72
   2005        --          8.10      11.47     106,413     0.93       1.18      1.31         101
   2004        --          7.36       9.80     113,334     0.92       1.10      0.38         119
   CLASS A SHARES
   2009*      $--        $ 5.26     (34.45)%  $  2,326     1.20%      1.44%     1.69%         22%
   2008        --          8.10     (14.45)      3,400     1.19       1.37      1.17          56
   2007        --          9.93      14.24       8,664     1.18       1.34      0.72          79
   2006        --          8.76       9.15       2,749     1.17       1.34      0.79          72
   2005        --          8.09      11.32       3,031     1.18       1.43      1.00         101
   2004        --          7.34       9.47       3,657     1.17       1.35      0.13         119
   CLASS B SHARES
   2009*      $--        $ 5.14     (34.69)%  $  1,030     1.80%      1.94%     1.09%         22%
   2008        --          7.92     (15.08)      1,873     1.79       1.86      0.57          56
   2007        --          9.74      13.57       2,663     1.78       1.83      0.19          79
   2006        --          8.61       8.63       2,717     1.79       1.84      0.17          72
   2005        --          7.95      10.60       3,044     1.83       1.93      0.42         101
   2004        --          7.23       8.60       3,249     1.82       1.85     (0.52)        119
   CLASS C SHARES
   2009*      $--        $ 5.13     (34.74)%  $    386     1.80%      1.94%     1.09%         22%
   2008        --          7.92     (15.05)        664     1.77       1.84      0.59          56
   2007        --          9.74      13.59         811     1.78       1.83      0.13          79
   2006        --          8.61       8.50         310     1.79       1.84      0.17          72
   2005        --          7.96      10.59         280     1.83       1.93      0.40         101
   2004 (5)    --          7.24       1.14         277     1.83**     1.88**   (0.60)**      119
ENHANCED GROWTH FUND
   FIDUCIARY SHARES
   2009*      $--        $ 5.86     (36.72)%  $  2,134     1.00%      1.29%    (0.04)%        11%
   2008 (6)    --          9.26      (9.57)      1,655     0.99       1.26     (0.27)         21
   CLASS A SHARES
   2009*      $--        $ 5.79     (36.86)%  $    384     1.39%      1.54%    (0.43)%        11%
   2008        --          9.17      (9.83)        654     1.38       1.51     (0.66)         21
   2007        --         10.17      26.34         223     1.35       1.49     (0.77)         40
   2006 (2)    --          8.05     (13.35)         39     1.35**     1.49**   (1.10)**       53
   CLASS C SHARES
   2009*      $--        $ 5.71     (37.05)%  $    143     2.00%      2.04%    (1.04)%        11%
   2008        --          9.07     (10.38)        288     1.99       2.02     (1.27)         21
   2007        --         10.12      25.56           6     1.89       1.92     (1.38)         40
   2006 (2)    --          8.06     (13.24)         --++   1.47**     1.49**   (0.87)**       53
   CLASS M SHARES
   2009*      $--        $ 5.87     (36.68)%  $ 73,688     1.00%      1.04%    (0.04)%        11%
   2008        --          9.27      (9.47)    122,424     0.98       1.01     (0.26)         21
   2007        --         10.24      26.89     137,818     0.93       0.97     (0.37)         40
   2006 (3)    --          8.07      (8.09)    120,694     0.97**     0.98**   (0.46)**       53
   2005 (4)    --          8.78      12.24     129,300     1.00       1.00      0.37           8
   2004 (4)    --          7.89       7.64      67,200     1.11       1.11     (0.84)         14
   2003 (4)    --          7.33      52.71      75,000     1.15       1.15     (0.97)         62

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

#    AMOUNT REPRESENTS LESS THAN $0.001.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++   AMOUNT REPRESENTS LESS THAN $1,000.

(1)  COMMENCED OPERATIONS ON JULY 3, 2006.

(2)  COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)  FOR THE YEAR ENDED SEPTEMBER 30.

(5)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(6)  COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 127

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)










                       INVESTMENT ACTIVITIES
                      -----------------------
                                      NET
                                   REALIZED                   DIVIDENDS AND
              NET                     AND                     DISTRIBUTIONS
             ASSET       NET      UNREALIZED               -------------------
             VALUE,   INVESTMENT     GAIN         TOTAL        NET                TOTAL FROM
           BEGINNING    INCOME     (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
           OF PERIOD   (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
           ---------  ----------  -----------  ----------  ----------  -------  -------------
FUNDAMENTAL EQUITY FUND
   FIDUCIARY SHARES
   2009* (1) $20.00    $  0.105     $(6.837)    $(6.732)    $(0.098)   $    --     $ (0.098)
   CLASS A SHARES
   2009* (1) $20.00    $  0.062     $(6.814)    $(6.752)    $(0.078)   $    --     $ (0.078)
   CLASS C SHARES
   2009* (1) $20.00    $  0.034     $(6.836)    $(6.802)    $(0.038)   $    --     $ (0.038)
INTERNATIONAL OPPORTUNITIES FUND
   FIDUCIARY SHARES
   2009*     $ 8.48    $  0.034     $(3.630)    $(3.596)    $(0.109)   $(0.145)    $ (0.254)
   2008        9.93       0.175      (1.106)     (0.931)     (0.155)    (0.364)      (0.519)
   2007        8.53       0.154       2.203       2.357      (0.128)    (0.829)      (0.957)
   2006 (2)    8.69       0.073      (0.233)     (0.160)         --         --           --
   CLASS A SHARES
   2009*     $ 8.45    $  0.028     $(3.621)    $(3.593)    $(0.092)   $(0.145)    $ (0.237)
   2008        9.90       0.157      (1.098)     (0.941)     (0.145)    (0.364)      (0.509)
   2007        8.52       0.136       2.194       2.330      (0.121)    (0.829)      (0.950)
   2006 (3)    8.63       0.052      (0.184)     (0.132)         --         --           --
   CLASS C SHARES
   2009*     $ 8.35    $  0.006     $(3.565)    $(3.559)    $(0.056)   $(0.145)    $ (0.201)
   2008        9.81       0.090      (1.088)     (0.998)     (0.098)    (0.364)      (0.462)
   2007        8.49       0.056       2.193       2.249      (0.100)    (0.829)      (0.929)
   2006 (3)    8.63       0.034      (0.174)     (0.140)         --         --           --
   CLASS M SHARES
   2009*     $ 8.48    $  0.037     $(3.626)    $(3.589)    $(0.116)   $(0.145)    $ (0.261)
   2008        9.93       0.187      (1.112)     (0.925)     (0.161)    (0.364)      (0.525)
   2007        8.52       0.139       2.229       2.368      (0.129)    (0.829)      (0.958)
   2006 (4)    7.54       0.095       1.219       1.314      (0.146)    (0.188)      (0.334)
   2005 (5)    5.79        0.07        1.73        1.80       (0.05)        --       (0.05)
   2004 (5)    4.79        0.05        1.00        1.05       (0.05)        --       (0.05)
   2003 (5)    3.70        0.06        1.05        1.11       (0.02)        --#      (0.02)

LARGE CAP GROWTH FUND
   FIDUCIARY SHARES
   2009*     $ 9.11    $  0.037     $(2.738)    $(2.701)    $(0.049)   $    --     $ (0.049)
   2008       10.03       0.068      (0.933)     (0.865)     (0.055)        --       (0.055)
   2007        8.77       0.040       1.231       1.271      (0.011)        --       (0.011)
   2006        8.61       0.009       0.170       0.179      (0.019)        --       (0.019)
   2005        7.50       0.042       1.094       1.136      (0.026)        --       (0.026)
   2004        7.25      (0.012)      0.236       0.224          --         --           --
   CLASS A SHARES
   2009*     $ 8.95    $  0.026     $(2.683)    $(2.657)    $(0.023)   $    --     $ (0.023)
   2008        9.85       0.040      (0.916)     (0.876)     (0.024)        --       (0.024)
   2007        8.63       0.014       1.206       1.220          --         --           --
   2006        8.48      (0.013)      0.167       0.154      (0.004)        --       (0.004)
   2005        7.39       0.022       1.076       1.098      (0.008)        --       (0.008)
   2004        7.15      (0.031)      0.243       0.212          --         --           --
   CLASS B SHARES
   2009*     $ 8.35    $  0.003     $(2.493)    $(2.490)    $    --    $    --     $     --
   2008        9.23      (0.017)     (0.863)     (0.880)         --         --           --
   2007        8.13      (0.040)      1.140       1.100          --         --           --
   2006        8.03      (0.064)      0.164       0.100          --         --           --
   2005        7.04      (0.027)      1.017       0.990          --         --           --
   2004        6.86      (0.077)      0.231       0.154          --         --           --






                                                                   RATIO OF
                                                                   EXPENSES
                                                                      TO
                                                                   AVERAGE
                                                                     NET
                                                                    ASSETS
                                                                  EXCLUDING   RATIO OF
                                                        RATIO OF     FEE        NET
                          NET                   NET     EXPENSES   WAIVERS   INVESTMENT
                         ASSET                ASSETS,      TO        AND       INCOME
                         VALUE,                 END     AVERAGE   REDUCTION    (LOSS)    PORTFOLIO
           REDEMPTION     END       TOTAL    OF PERIOD    NET         OF     TO AVERAGE   TURNOVER
              FEES     OF PERIOD  RETURN***    (000)     ASSETS    EXPENSES  NET ASSETS    RATE
           ----------  ---------  ---------  ---------  --------  ---------  ----------  ---------
FUNDAMENTAL EQUITY FUND
   FIDUCIARY SHARES
   2009* (1) $   --      $13.17    (33.68)%   $  6,680    0.82%      1.73%       1.35%       36%
   CLASS A SHARES
   2009* (1) $   --      $13.17    (33.72)%   $      2    1.22%      1.99%       0.95%       36%
   CLASS C SHARES
   2009* (1) $   --      $13.16    (33.97)%   $     --    1.72%      2.38%       0.45%       36%
INTERNATIONAL OPPORTUNITIES FUND
   FIDUCIARY SHARES
   2009*     $   --#     $ 4.63    (42.62)%   $ 48,449    1.38%      1.59%       1.10%       62%
   2008          --#       8.48    (10.10)      97,714    1.34       1.50        1.86        86
   2007          --        9.93     29.30       60,509    1.26       1.48        1.65        32
   2006 (2)      --        8.53     (1.84)      13,422    1.29**     1.34**      2.65**      48
   CLASS A SHARES
   2009*     $   --#     $ 4.62    (42.65)%   $  8,259    1.57%      1.84%       0.91%       62%
   2008          --#       8.45    (10.33)      17,766    1.53       1.75        1.68        86
   2007          --        9.90     29.00       14,532    1.50       1.74        1.45        32
   2006 (3)   0.022        8.52     (1.27)       1,952    1.69**     1.84**      1.88**      48
   CLASS C SHARES
   2009*     $   --#     $ 4.59    (42.79)%   $  2,137    2.27%      2.34%       0.21%       62%
   2008          --#       8.35    (10.87)       4,582    2.23       2.25        0.98        86
   2007          --        9.81     28.04        3,159    2.18       2.23        0.61        32
   2006 (3)      --        8.49     (1.62)         731    2.28**     2.33**      1.23**      48
   CLASS M SHARES
   2009*     $   --#     $ 4.63    (42.55)%   $117,194    1.27%      1.34%       1.21%       62%
   2008          --#       8.48    (10.05)     232,701    1.23       1.25        1.98        86
   2007          --        9.93     29.48      273,474    1.17       1.21        1.51        32
   2006 (4)      --        8.52     17.96      202,134    1.25**     1.27**      1.41**      48
   2005 (5)      --        7.54     31.32      170,000    1.45       1.45        1.13        74
   2004 (5)      --        5.79     21.95      158,800    1.35       1.35        0.92        69
   2003 (5)      --        4.79     30.12      114,000    1.37       1.37        1.38        39
LARGE CAP GROWTH FUND
   FIDUCIARY SHARES
   2009*     $   --      $ 6.36    (29.67)%   $ 58,604    0.94%      1.17%       0.97%       23%
   2008          --        9.11     (8.70)      92,418    0.94       1.11        0.68        43
   2007          --       10.03     14.50      110,600    0.93       1.09        0.42        88
   2006          --        8.77      2.07      103,454    0.89       1.07        0.10        68
   2005          --        8.61     15.16      129,824    0.94       1.16        0.53        73
   2004       0.026        7.50      3.45      137,682    0.94       1.13       (0.15)       93
   CLASS A SHARES
   2009*     $   --      $ 6.27    (29.69)%   $  7,506    1.22%      1.42%       0.69%       23%
   2008          --        8.95     (8.92)      11,486    1.21       1.36        0.41        43
   2007          --        9.85     14.14       14,284    1.19       1.34        0.15        88
   2006          --        8.63      1.81       15,809    1.14       1.32       (0.15)       68
   2005          --        8.48     14.86       17,377    1.19       1.41        0.29        73
   2004       0.028        7.39      3.36       18,845    1.19       1.38       (0.40)       93
   CLASS B SHARES
   2009*     $   --      $ 5.86    (29.82)%   $  1,627    1.82%      1.92%       0.09%       23%
   2008          --        8.35     (9.53)       3,279    1.81       1.85       (0.19)       43
   2007          --        9.23     13.53        5,835    1.79       1.84       (0.45)       88
   2006          --        8.13      1.25        7,519    1.76       1.83       (0.77)       68
   2005          --        8.03     14.06        9,259    1.84       1.91       (0.37)       73
   2004       0.026        7.04      2.62       10,003    1.84       1.88       (1.05)       93

        The accompanying notes are an integral part of the financial statements.


                              128 | 1.800.433.6884










                       INVESTMENT ACTIVITIES
                      -----------------------
                                      NET
                                   REALIZED                  DIVIDENDS AND
              NET                     AND                    DISTRIBUTIONS
             ASSET       NET      UNREALIZED              -------------------
             VALUE,   INVESTMENT     GAIN         TOTAL        NET                TOTAL FROM
           BEGINNING    INCOME     (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
           OF PERIOD   (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
           ---------  ----------  -----------  ----------  ----------  -------  -------------
LARGE CAP GROWTH FUND (CONTINUED)
   CLASS C SHARES
   2009*     $ 8.36    $ 0.003      $(2.503)    $(2.500)    $    --    $    --    $    --
   2008        9.23     (0.018)      (0.852)     (0.870)         --         --         --
   2007        8.14     (0.039)       1.129       1.090          --         --         --
   2006        8.04     (0.064)       0.164       0.100          --         --         --
   2005        7.05     (0.027)       1.017       0.990          --         --         --
   2004        6.87     (0.078)       0.227       0.149          --         --         --
LARGE CAP VALUE FUND
   FIDUCIARY SHARES
   2009*     $11.85    $ 0.091      $(3.577)    $(3.486)    $(0.094)   $    --    $(0.094)
   2008       15.16      0.208       (2.444)     (2.236)     (0.214)    (0.860)    (1.074)
   2007       13.67      0.211        1.483       1.694      (0.204)        --     (0.204)
   2006       12.49      0.161        1.182       1.343      (0.163)        --     (0.163)
   2005       10.41      0.133        2.077       2.210      (0.130)        --     (0.130)
   2004        8.74      0.100        1.670       1.770      (0.100)        --     (0.100)
   CLASS A SHARES
   2009*     $11.88    $ 0.079      $(3.588)    $(3.509)    $(0.081)   $    --    $(0.081)
   2008       15.19      0.177       (2.450)     (2.273)     (0.177)    (0.860)    (1.037)
   2007       13.70      0.171        1.485       1.656      (0.166)        --     (0.166)
   2006       12.52      0.129        1.181       1.310      (0.131)        --     (0.131)
   2005       10.43      0.103        2.090       2.193      (0.103)        --     (0.103)
   2004        8.76      0.075        1.671       1.746      (0.076)        --     (0.076)
   CLASS B SHARES
   2009*     $11.67    $ 0.048      $(3.527)    $(3.479)    $(0.051)   $    --    $(0.051)
   2008       14.94      0.092       (2.402)     (2.310)     (0.100)    (0.860)    (0.960)
   2007       13.50      0.082        1.458       1.540      (0.100)        --     (0.100)
   2006       12.35      0.047        1.163       1.210      (0.060)        --     (0.060)
   2005       10.31      0.029        2.052       2.081      (0.041)        --     (0.041)
   2004        8.67      0.010        1.653       1.663      (0.023)        --     (0.023)
   CLASS C SHARES
   2009*     $11.64    $ 0.048      $(3.516)    $(3.468)    $(0.052)   $    --    $(0.052)
   2008       14.90      0.090       (2.390)     (2.300)     (0.100)    (0.860)    (0.960)
   2007       13.47      0.079        1.452       1.531      (0.101)        --     (0.101)
   2006       12.32      0.046        1.166       1.212      (0.062)        --     (0.062)
   2005       10.28      0.027        2.057       2.084      (0.044)        --     (0.044)
   2004        8.65      0.010        1.649       1.659      (0.029)        --     (0.029)






                                                                 RATIO OF
                                                                 EXPENSES
                                                                    TO
                                                                 AVERAGE
                                                                   NET
                                                                  ASSETS
                                                                EXCLUDING   RATIO OF
                                                      RATIO OF     FEE        NET
                        NET                   NET     EXPENSES   WAIVERS   INVESTMENT
                       ASSET                ASSETS,      TO        AND       INCOME
                       VALUE,                 END     AVERAGE   REDUCTION    (LOSS)    PORTFOLIO
         REDEMPTION     END       TOTAL    OF PERIOD    NET         OF     TO AVERAGE   TURNOVERO
            FEES     OF PERIOD  RETURN***    (000)     ASSETS    EXPENSES  NET ASSETS    RATE
         ----------  ---------  ---------  ---------  --------  ---------  ----------  ---------
LARGE CAP GROWTH FUND (CONTINUED)
   CLASS C SHARES
   2009*   $   --      $ 5.86    (29.90)%  $    377     1.82%     1.92%       0.09%       23%
   2008        --        8.36     (9.43)        766     1.82      1.86       (0.20)       43
   2007        --        9.23     13.39       1,097     1.79      1.84       (0.44)       88
   2006        --        8.14      1.24       1,304     1.76      1.83       (0.77)       68
   2005        --        8.04     14.04       1,422     1.84      1.91       (0.36)       73
   2004     0.031        7.05      2.62       1,543     1.84      1.88       (1.05)       93
LARGE CAP VALUE FUND
   FIDUCIARY SHARES
   2009*   $   --      $ 8.27    (29.51)%  $119,519     0.94%     1.11%       1.83%       31%
   2008        --       11.85    (15.65)    171,314     0.90      1.09        1.53        65
   2007        --       15.16     12.40     216,156     0.89      1.08        1.39        84
   2006        --       13.67     10.82     168,092     0.92      1.08        1.23        81
   2005        --       12.49     21.35     123,343     0.93      1.17        1.15        99
   2004        --       10.41     20.32      87,181     0.93      1.12        1.00        86
   CLASS A SHARES
   2009*   $   --      $ 8.29    (29.62)%  $ 22,088     1.20%     1.36%       1.57%       31%
   2008        --       11.88    (15.85)     42,433     1.16      1.34        1.27        65
   2007        --       15.19     12.09     153,045     1.14      1.33        1.13        84
   2006     0.001       13.70     10.52     134,433     1.17      1.32        0.98        81
   2005        --       12.52     21.12      62,537     1.18      1.42        0.89        99
   2004        --       10.43     19.98      33,442     1.18      1.37        0.75        86
   CLASS B SHARES
   2009*   $   --      $ 8.14    (29.86)%  $    661     1.80%     1.86%       0.97%       31%
   2008        --       11.67    (16.33)      1,287     1.76      1.83        0.68        65
   2007        --       14.94     11.40       2,502     1.74      1.83        0.55        84
   2006        --       13.50      9.81       3,042     1.79      1.84        0.36        81
   2005        --       12.35     20.22       3,996     1.83      1.92        0.26        99
   2004        --       10.31     19.20       3,640     1.83      1.87        0.10        86
   CLASS C SHARES
   2009*   $   --      $ 8.12    (29.84)%  $  2,916     1.80%     1.86%       0.97%       31%
   2008        --       11.64    (16.31)      5,192     1.77      1.84        0.67        65
   2007        --       14.90     11.36       7,742     1.74      1.83        0.53        84
   2006        --       13.47      9.86       5,927     1.79      1.84        0.36        81
   2005        --       12.32     20.31       4,578     1.83      1.92        0.23        99
   2004        --       10.28     19.20       1,769     1.85      1.90        0.10        86

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

#    AMOUNT REPRESENTS LESS THAN $0.001.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1)  COMMENCED OPERATIONS ON AUGUST 1, 2008.

(2)  COMMENCED OPERATIONS ON APRIL 4, 2006.

(3)  COMMENCED OPERATIONS ON APRIL 3, 2006.

(4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(5)  FOR THE YEAR ENDED SEPTEMBER 30.

The accompanying notes are an integral part of the financial statements.


                          www.highmarkfunds.com | 129

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)


                          INVESTMENT ACTIVITIES
                        ------------------------
                                    NET REALIZED                 DIVIDENDS AND                                   NET
                NET                      AND                     DISTRIBUTIONS         TOTAL                    ASSET
               ASSET        NET      UNREALIZED               -------------------       FROM                   VALUE,
               VALUE,   INVESTMENT      GAIN         TOTAL        NET                DIVIDENDS                   END
             BEGINNING    INCOME      (LOSS) ON      FROM     INVESTMENT  CAPITAL       AND       REDEMPTION     OF
             OF PERIOD    (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES      PERIOD
             ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------   ------
SMALL CAP ADVANTAGE FUND
   FIDUCIARY SHARES
   2009*       $16.45     $ 0.058     $(6.719)     $(6.661)    $(0.019)   $    --     $(0.019)     $   --++++  $ 9.77
   2008         18.83       0.089      (2.249)      (2.160)     (0.110)    (0.110)     (0.220)         --       16.45
   2007 (1)     20.00       0.052      (1.222)      (1.170)         --         --          --          --       18.83
   CLASS A SHARES
   2009*       $16.43     $ 0.037     $(6.701)     $(6.664)    $(0.016)   $    --     $(0.016)     $   --++++  $ 9.75
   2008         18.82       0.038      (2.246)      (2.208)     (0.072)    (0.110)     (0.182)         --       16.43
   2007 (1)     20.00       0.021      (1.201)      (1.180)         --         --          --          --       18.82
   CLASS C SHARES
   2009*       $16.36     $    --     $(6.710)     $(6.710)    $    --    $    --     $    --      $   --++++  $ 9.65
   2008         18.80      (0.062)     (2.254)      (2.316)     (0.014)    (0.110)     (0.124)         --       16.36
   2007 (1)     20.00      (0.031)     (1.169)      (1.200)         --         --          --          --       18.80

SMALL CAP VALUE FUND
   FIDUCIARY SHARES
   2009*       $11.52     $ 0.115     $(4.587)     $(4.472)    $(0.186)   $(0.062)    $(0.248)     $   --++++  $ 6.80
   2008         17.05       0.166      (2.630)      (2.464)     (0.190)    (2.877)     (3.067)      0.001       11.52
   2007         18.12       0.215       1.128        1.343      (0.180)    (2.234)     (2.414)      0.001       17.05
   2006         19.55       0.115      (0.156)      (0.041)     (0.080)    (1.309)     (1.389)         --       18.12
   2005         16.05       0.078       4.474        4.552      (0.019)    (1.033)     (1.052)         --       19.55
   2004         13.53       0.037       2.758        2.795      (0.072)    (0.203)     (0.275)         --       16.05
   CLASS A SHARES
   2009*       $11.22     $ 0.097     $(4.463)     $(4.366)    $(0.172)   $(0.062)    $(0.234)     $   --++++  $ 6.62
   2008         16.68       0.128      (2.571)      (2.443)     (0.142)    (2.877)     (3.019)      0.001       11.22
   2007         17.77       0.167       1.109        1.276      (0.133)    (2.234)     (2.367)      0.001       16.68
   2006         19.21       0.068      (0.145)      (0.077)     (0.054)    (1.309)     (1.363)         --       17.77
   2005         15.82       0.033       4.403        4.436      (0.013)    (1.033)     (1.046)         --       19.21
   2004         13.36      (0.005)      2.726        2.721      (0.058)    (0.203)     (0.261)         --       15.82
   CLASS B SHARES
   2009*       $10.53     $ 0.068     $(4.196)     $(4.128)    $(0.080)   $(0.062)    $(0.142)     $   --++++  $ 6.26
   2008         15.85       0.046      (2.430)      (2.384)     (0.060)    (2.877)     (2.937)      0.001       10.53
   2007         17.01       0.058       1.052        1.110      (0.037)    (2.234)     (2.271)      0.001       15.85
   2006         18.51      (0.043)     (0.148)      (0.191)         --     (1.309)     (1.309)         --       17.01
   2005         15.36      (0.074)      4.263        4.189      (0.006)    (1.033)     (1.039)         --       18.51
   2004         13.03      (0.101)      2.658        2.557      (0.024)    (0.203)     (0.227)         --       15.36
   CLASS C SHARES
   2009*       $10.48     $ 0.067     $(4.171)     $(4.104)    $(0.094)   $(0.062)    $(0.156)     $   --++++  $ 6.22
   2008         15.76       0.048      (2.415)      (2.367)     (0.037)    (2.877)     (2.914)      0.001       10.48
   2007         16.94       0.052       1.056        1.108      (0.055)    (2.234)     (2.289)      0.001       15.76
   2006         18.43      (0.044)     (0.137)      (0.181)         --     (1.309)     (1.309)         --       16.94
   2005         15.31      (0.076)      4.235        4.159      (0.006)    (1.033)     (1.039)         --       18.43
   2004         12.99      (0.111)      2.662        2.551      (0.028)    (0.203)     (0.231)         --       15.31

VALUE MOMENTUM FUND
   FIDUCIARY SHARES
   2009*       $17.53     $ 0.122     $(6.390)     $(6.268)    $(0.123)   $(0.959)    $(1.082)     $   --      $10.18
   2008         24.21       0.279      (2.950)      (2.671)     (0.283)    (3.726)     (4.009)         --       17.53
   2007         23.25       0.343       3.381        3.724      (0.343)    (2.421)     (2.764)         --       24.21
   2006         24.07       0.314       1.777        2.091      (0.311)    (2.600)     (2.911)         --       23.25
   2005         22.58       0.324       3.368        3.692      (0.340)    (1.862)     (2.202)         --       24.07
   2004         20.72       0.277       2.899        3.176      (0.284)    (1.032)     (1.316)         --       22.58
   CLASS A SHARES
   2009*       $17.50     $ 0.104     $(6.390)     $(6.286)    $(0.105)   $(0.959)    $(1.064)     $   --      $10.15
   2008         24.17       0.224      (2.934)      (2.710)     (0.234)    (3.726)     (3.960)         --       17.50
   2007         23.22       0.282       3.373        3.655      (0.284)    (2.421)     (2.705)         --       24.17
   2006         24.04       0.255       1.780        2.035      (0.255)    (2.600)     (2.855)         --       23.22
   2005         22.56       0.266       3.360        3.626      (0.284)    (1.862)     (2.146)         --       24.04
   2004         20.71       0.221       2.890        3.111      (0.229)    (1.032)     (1.261)         --       22.56

                                                  RATIO
                                               OF EXPENSES
                           NET                  TO AVERAGE      RATIO OF
                         ASSETS,     RATIO      NET ASSETS        NET
                           END        OF        EXCLUDING      INVESTMENT
                           OF      EXPENSES    FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
               TOTAL     PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             RETURN***    (000)   NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ----------  -------------  -------------  ---------
SMALL CAP ADVANTAGE FUND
   FIDUCIARY SHARES
   2009*      (40.50)%  $ 17,333    1.27%         1.80%          0.90%         16%
   2008       (11.48)     26,984    1.26          1.67           0.54          87
   2007 (1)    (5.85)     27,572    1.30**        1.60**         0.61**        26
   CLASS A SHARES
   2009*      (40.57)%  $    277    1.57%         2.05%          0.60%         16%
   2008       (11.74)        168    1.57          1.91           0.23          87
   2007 (1)    (5.90)        117    1.56**        2.02**         0.24**        26
   CLASS C SHARES
   2009*      (41.01)%  $     82    2.17%         2.55%          0.00%         16%
   2008       (12.33)        133    2.17          2.43          (0.38)         87
   2007 (1)    (6.00)        131    2.17**        2.62**        (0.35)**       26

SMALL CAP VALUE FUND
   FIDUCIARY SHARES
   2009*      (39.08)%  $ 34,308    1.27%         1.57%          2.41%         24%
   2008       (15.68)     81,102    1.35          1.51           1.23          25
   2007         6.83     178,805    1.34          1.48           1.16          46
   2006        (0.01)    164,131    1.32          1.49           0.62          35
   2005        29.10     135,231    1.33          1.55           0.45          27
   2004        20.72     101,687    1.32          1.50           0.23          20
   CLASS A SHARES
   2009*      (39.17)%  $ 24,910    1.52%         1.82%          2.16%         24%
   2008       (15.91)     35,794    1.61          1.76           0.97          25
   2007         6.58      59,512    1.59          1.73           0.91          46
   2006        (0.21)     64,484    1.57          1.74           0.37          35
   2005        28.78      54,885    1.58          1.80           0.19          27
   2004        20.43      36,155    1.57          1.75          (0.02)         20
   CLASS B SHARES
   2009*      (39.36)%  $  2,718    2.12%         2.32%          1.56%         24%
   2008       (16.43)      5,622    2.21          2.26           0.37          25
   2007         5.86      10,987    2.19          2.23           0.33          46
   2006        (0.87)     13,145    2.18          2.24          (0.25)         35
   2005        28.00      15,753    2.23          2.30          (0.45)         27
   2004        19.68      14,079    2.22          2.25          (0.67)         20
   CLASS C SHARES
   2009*      (39.34)%  $  4,321    2.12%         2.32%          1.56%         24%
   2008       (16.40)      8,223    2.20          2.25           0.38          25
   2007         5.88      20,268    2.19          2.23           0.30          46
   2006        (0.82)     18,990    2.18          2.24          (0.25)         35
   2005        27.89      21,157    2.23          2.30          (0.46)         27
   2004        19.70      11,926    2.26          2.30          (0.73)         20

VALUE MOMENTUM FUND
   FIDUCIARY SHARES
   2009*      (36.30)%  $196,013    0.97%         1.09%          1.76%          4%
   2008       (12.99)    328,465    0.95          1.08           1.34          17
   2007        16.38     445,763    0.94          1.08           1.41          19
   2006         9.32     434,080    0.93          1.08           1.35          21
   2005        16.96     430,755    0.94          1.13           1.40          18
   2004        15.69     389,658    0.92          1.11           1.25          20
   CLASS A SHARES
   2009*      (36.41)%  $ 13,646    1.22%         1.34%          1.51%          4%
   2008       (13.22)     24,772    1.21          1.33           1.08          17
   2007        16.08      31,773    1.19          1.33           1.15          19
   2006         9.06      30,047    1.18          1.34           1.09          21
   2005        16.64      28,799    1.18          1.38           1.15          18
   2004        15.36      28,461    1.17          1.36           1.00          20

        The accompanying notes are an integral part of the financial statements.


                              130 | 1.800.433.6884

                          INVESTMENT ACTIVITIES
                        ------------------------
                                    NET REALIZED                 DIVIDENDS AND                                  NET
                NET                      AND                     DISTRIBUTIONS         TOTAL                   ASSET
               ASSET        NET      UNREALIZED               -------------------       FROM                  VALUE,
               VALUE,   INVESTMENT      GAIN         TOTAL        NET                DIVIDENDS                  END
             BEGINNING    INCOME      (LOSS) ON      FROM     INVESTMENT  CAPITAL       AND       REDEMPTION    OF
             OF PERIOD    (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     PERIOD
             ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------  ------
VALUE MOMENTUM FUND (CONTINUED)
   CLASS B SHARES
   2009*       $17.16    $ 0.062      $(6.259)     $(6.197)    $(0.065)   $(0.959)    $(1.024)        $--     $ 9.94
   2008         23.79      0.100       (2.880)      (2.780)     (0.124)    (3.726)     (3.850)         --      17.16
   2007         22.92      0.136        3.325        3.461      (0.170)    (2.421)     (2.591)         --      23.79
   2006         23.79      0.114        1.746        1.860      (0.130)    (2.600)     (2.730)         --      22.92
   2005         22.35      0.114        3.340        3.454      (0.152)    (1.862)     (2.014)         --      23.79
   2004         20.54      0.076        2.862        2.938      (0.096)    (1.032)     (1.128)         --      22.35
   CLASS C SHARES
   2009*       $17.10    $ 0.061      $(6.237)     $(6.176)    $(0.065)   $(0.959)    $(1.024)        $--     $ 9.90
   2008         23.72      0.107       (2.866)      (2.759)     (0.135)    (3.726)     (3.861)         --      17.10
   2007         22.86      0.127        3.330        3.457      (0.176)    (2.421)     (2.597)         --      23.72
   2006         23.74      0.110        1.742        1.852      (0.132)    (2.600)     (2.732)         --      22.86
   2005         22.32      0.107        3.331        3.438      (0.156)    (1.862)     (2.018)         --      23.74
   2004         20.51      0.077        2.862        2.939      (0.097)    (1.032)     (1.129)         --      22.32

CAPITAL GROWTH ALLOCATION FUND
   FIDUCIARY SHARES
   2009*       $21.86    $ 0.149      $(7.281)     $(7.132)    $(0.126)   $(1.372)    $(1.498)        $--     $13.23
   2008         25.72      0.306       (2.894)      (2.588)     (0.360)    (0.912)     (1.272)         --      21.86
   2007 (2)     25.10      0.140        1.218        1.358      (0.419)    (0.319)     (0.738)         --      25.72
   CLASS A SHARES
   2009*       $21.85    $ 0.130      $(7.287)     $(7.157)    $(0.101)   $(1.372)    $(1.473)        $--     $13.22
   2008         25.72      0.233       (2.886)      (2.653)     (0.305)    (0.912)     (1.217)         --      21.85
   2007         23.17      0.262        3.002        3.264      (0.395)    (0.319)     (0.714)         --      25.72
   2006         22.16      0.112        1.066        1.178      (0.090)    (0.078)     (0.168)         --      23.17
   2005 (3)     20.00      0.082        2.157        2.239      (0.079)        --      (0.079)         --      22.16
   CLASS C SHARES
   2009*       $21.55    $ 0.068      $(7.186)     $(7.118)    $    --    $(1.372)    $(1.372)        $--     $13.06
   2008         25.42      0.063       (2.849)      (2.786)     (0.172)    (0.912)     (1.084)         --      21.55
   2007         22.97      0.069        2.989        3.058      (0.289)    (0.319)     (0.608)         --      25.42
   2006         22.07     (0.057)       1.063        1.006      (0.028)    (0.078)     (0.106)         --      22.97
   2005 (3)     20.00     (0.070)       2.185        2.115      (0.045)        --      (0.045)         --      22.07

DIVERSIFIED EQUITY ALLOCATION FUND
   FIDUCIARY SHARES
   2009*       $18.08    $ 0.101      $(6.500)     $(6.399)    $(0.060)   $(0.331)    $(0.391)        $--     $11.29
   2008         20.97      0.180       (2.718)      (2.538)     (0.210)    (0.142)     (0.352)         --      18.08
   2007 (2)     20.00      0.239        0.973        1.212      (0.242)        --      (0.242)         --      20.97
   CLASS A SHARES
   2009*       $18.02    $ 0.086      $(6.481)     $(6.395)    $(0.044)   $(0.331)    $(0.375)        $--     $11.25
   2008         20.94      0.122       (2.702)      (2.580)     (0.198)    (0.142)     (0.340)         --      18.02
   2007 (2)     20.00      0.042        1.134        1.176      (0.236)        --      (0.236)         --      20.94
   CLASS C SHARES
   2009*       $17.85    $ 0.033      $(6.411)     $(6.378)    $(0.001)   $(0.331)    $(0.332)        $--     $11.14
   2008         20.85     (0.020)      (2.690)      (2.710)     (0.148)    (0.142)     (0.290)         --      17.85
   2007 (2)     20.00     (0.119)       1.200        1.081      (0.231)        --      (0.231)         --      20.85

                                                  RATIO
                                               OF EXPENSES
                           NET       RATIO      TO AVERAGE      RATIO OF
                         ASSETS,      OF        NET ASSETS        NET
                           END     EXPENSES     EXCLUDING      INVESTMENT
                           OF     TO AVERAGE   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
               TOTAL     PERIOD       NET     AND REDUCTION    TO AVERAGE    TURNOVER
             RETURN***    (000)     ASSETS#    OF EXPENSES#   NET ASSETS#      RATE
             ---------  --------  ----------  -------------  -------------  ---------
VALUE MOMENTUM FUND (CONTINUED)
   CLASS B SHARES
   2009*      (36.58)%  $ 1,923     1.82%         1.84%          0.91%          4%
   2008       (13.74)     3,823     1.80          1.83           0.49          17
   2007        15.38      6,772     1.79          1.83           0.56          19
   2006         8.36      7,471     1.80          1.84           0.49          21
   2005        15.95      9,396     1.83          1.88           0.50          18
   2004        14.59      9,208     1.82          1.86           0.35          20
   CLASS C SHARES
   2009*      (36.59)%  $   836     1.82%         1.84%          0.91%         4%
   2008       (13.69)     1,500     1.76          1.79           0.53          17
   2007        15.40      2,061     1.79          1.83           0.53          19
   2006         8.34      1,442     1.80          1.84           0.49          21
   2005        15.90      1,204     1.84          1.88           0.47          18
   2004        14.62        788     1.82          1.86           0.35          20

CAPITAL GROWTH ALLOCATION FUND
   FIDUCIARY SHARES
   2009*      (32.88)%  $   141     0.33%         0.81%          1.75%         33%
   2008       (10.56)       171     0.33          0.70           1.23          25
   2007 (2)     5.50        770     0.31**        0.70**         0.75**        16
   CLASS A SHARES
   2009*      (32.98)%  $21,824     0.59%         1.06%          1.49%         33%
   2008       (10.81)    39,324     0.59          0.95           0.97          25
   2007        14.19     49,073     0.57          0.93           1.03          16
   2006         5.33     30,900     0.82          1.45           0.49          12
   2005 (3)    11.21      8,957     0.82**        1.99**         0.48**        55++
   CLASS C SHARES
   2009*      (33.23)%  $12,202     1.29%         1.56%          0.79%         33%
   2008       (11.43)    21,599     1.29          1.46           0.26          25
   2007        13.39     30,144     1.27          1.43           0.28          16
   2006         4.56     16,718     1.53          1.95          (0.25)         12
   2005 (3)    10.58      4,574     1.56**        2.44**        (0.41)**       55++

DIVERSIFIED EQUITY ALLOCATION FUND
   FIDUCIARY SHARES
   2009*      (35.47)%  $    14     0.35%         2.38%          1.44%         46%
   2008       (12.30)        15     0.36          1.65           0.86          68
   2007 (2)     6.10        183     0.33**        3.37**         1.67**        10
   CLASS A SHARES
   2009*      (35.56)%  $ 1,581     0.59%         2.63%          1.20%         46%
   2008       (12.52)     2,533     0.60          1.90           0.62          68
   2007 (2)     5.93      4,871     0.57**        2.70**         0.28**        10
   CLASS C SHARES
   2009*      (35.79)%  $ 2,765     1.30%         3.13%          0.49%         46%
   2008       (13.17)     2,452     1.32          2.41          (0.10)         68
   2007 (2)     5.45      1,986     1.29**        2.93**        (0.81)**       10

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4% AND 7% FOR THE CAPITAL GROWTH ALLOCATION FUND AND THE GROWTH & INCOME ALLOCATION FUND, RESPECTIVELY.

++++ AMOUNT REPRESENTS LESS THAN $0.001.

# RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION AND DIVERSIFIED EQUITY ALLOCATION FUNDS.

(1)  COMMENCED OPERATIONS ON MARCH 1, 2007.

(2)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(3)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 131

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HEGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                          INVESTMENT ACTIVITIES
                        ------------------------
                                    NET REALIZED                 DIVIDENDS AND
                NET                      AND                     DISTRIBUTIONS                                  NET
               ASSET                 UNREALIZED               -------------------                              ASSET
               VALUE,       NET         GAIN         TOTAL        NET                TOTAL FROM               VALUE,
             BEGINNING  INVESTMENT    (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION  END OF
             OF PERIOD    INCOME+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     PERIOD
             ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------  ------
GROWTH & INCOME ALLOCATION FUND
   FIDUCIARY SHARES
   2009*       $21.44     $0.203      $(5.814)      $(5.611)    $(0.158)  $(1.071)    $(1.229)        $--     $14.60
   2008         24.23      0.413       (2.065)       (1.652)     (0.501)   (0.637)     (1.138)         --      21.44
   2007 (1)     23.75      0.035        1.130         1.165      (0.407)   (0.278)     (0.685)         --      24.23
   CLASS A SHARES
   2009*       $21.37     $0.187      $(5.802)      $(5.615)    $(0.134)  $(1.071)    $(1.205)        $--     $14.55
   2008         24.15      0.372       (2.075)       (1.703)     (0.440)   (0.637)     (1.077)         --      21.37
   2007         22.26      0.412        2.258         2.670      (0.502)   (0.278)     (0.780)         --      24.15
   2006         21.61      0.259        0.688         0.947      (0.240)   (0.057)     (0.297)         --      22.26
   2005 (2)     20.00      0.193        1.570         1.763      (0.153)       --      (0.153)         --      21.61
   CLASS C SHARES
   2009*       $21.26     $0.123      $(5.775)      $(5.652)    $(0.067)  $(1.071)    $(1.138)        $--     $14.47
   2008         24.03      0.208       (2.062)       (1.854)     (0.279)   (0.637)     (0.916)         --      21.26
   2007         22.18      0.226        2.261         2.487      (0.359)   (0.278)     (0.637)         --      24.03
   2006         21.55      0.103        0.688         0.791      (0.104)   (0.057)     (0.161)         --      22.18
   2005 (2)     20.00      0.052        1.587         1.639      (0.089)       --      (0.089)         --      21.55
INCOME PLUS ALLOCATION FUND
   FIDUCIARY SHARES
   2009*       $20.30     $0.280      $(3.414)      $(3.134)    $(0.219)  $(0.647)    $(0.866)        $--     $16.30
   2008         21.85      0.590       (1.088)       (0.498)     (0.630)   (0.422)     (1.052)         --      20.30
   2007 (1)     21.86      0.409        0.348         0.757      (0.482)   (0.285)     (0.767)         --      21.85
   CLASS A SHARES
   2009*       $20.31     $0.258      $(3.416)      $(3.158)    $(0.195)  $(0.647)    $(0.842)        $--     $16.31
   2008         21.86      0.540       (1.089)       (0.549)     (0.579)   (0.422)     (1.001)         --      20.31
   2007         20.95      0.544        1.199         1.743      (0.548)   (0.285)     (0.833)         --      21.86
   2006         20.73      0.434        0.205         0.639      (0.407)   (0.012)     (0.419)         --      20.95
   2005 (2)     20.00      0.320        0.617         0.937      (0.207)       --      (0.207)         --      20.73
   CLASS C SHARES
   2009*       $20.19     $0.193      $(3.400)      $(3.207)    $(0.126)  $(0.647)    $(0.773)        $--     $16.21
   2008         21.73      0.390       (1.080)       (0.690)     (0.428)   (0.422)     (0.850)         --      20.19
   2007         20.85      0.387        1.193         1.580      (0.415)   (0.285)     (0.700)         --      21.73
   2006         20.66      0.308        0.183         0.491      (0.289)   (0.012)     (0.301)         --      20.85
   2005 (2)     20.00      0.230        0.591         0.821      (0.161)       --      (0.161)         --      20.66
BOND FUND
   FIDUCIARY SHARES
   2009*       $10.45     $0.227      $(0.137)      $ 0.090     $(0.240)  $    --     $(0.240)        $--     $10.30
   2008         10.40      0.512        0.048         0.560      (0.510)       --      (0.510)         --      10.45
   2007         10.35      0.505        0.046         0.551      (0.501)       --      (0.501)         --      10.40
   2006         10.75      0.496       (0.384)        0.112      (0.512)       --      (0.512)         --      10.35
   2005         10.79      0.483       (0.019)        0.464      (0.504)       --      (0.504)         --      10.75
   2004         10.80      0.492        0.009         0.501      (0.511)       --      (0.511)         --      10.79
   CLASS A SHARES
   2009*       $10.31     $0.210      $(0.143)      $ 0.067     $(0.227)  $    --     $(0.227)        $--     $10.15
   2008         10.26      0.479        0.055         0.534      (0.484)       --      (0.484)         --      10.31
   2007         10.22      0.472        0.044         0.516      (0.476)       --      (0.476)         --      10.26
   2006         10.63      0.463       (0.387)        0.076      (0.486)       --      (0.486)         --      10.22
   2005         10.67      0.451       (0.013)        0.438      (0.478)       --      (0.478)         --      10.63
   2004         10.68      0.459        0.015         0.474      (0.484)       --      (0.484)         --      10.67
   CLASS B SHARES
   2009*       $10.26     $0.175      $(0.133)      $ 0.042     $(0.192)  $    --     $(0.192)        $--     $10.11
   2008         10.22      0.406        0.046         0.452      (0.412)       --      (0.412)         --      10.26
   2007         10.18      0.400        0.046         0.446      (0.406)       --      (0.406)         --      10.22
   2006         10.59      0.389       (0.383)        0.006      (0.416)       --      (0.416)         --      10.18
   2005         10.64      0.371       (0.020)        0.351      (0.401)       --      (0.401)         --      10.59
   2004         10.65      0.379        0.015         0.394      (0.404)       --      (0.404)         --      10.64

                                                   RATIO
                                                OF EXPENSES
                                                 TO AVERAGE     RATIO OF
                           NET                   NET ASSETS       NET
                         ASSETS,     RATIO       EXCLUDING     INVESTMENT
                         END OF   OF EXPENSES   FEE WAIVERS      INCOME    PORTFOLIO
               TOTAL     PERIOD    TO AVERAGE  AND REDUCTION   TO AVERAGE   TURNOVER
             RETURN***    (000)   NET ASSETS#   OF EXPENSES#  NET ASSETS#     RATE
             ---------  --------  -----------  -------------  -----------  ---------
GROWTH & INCOME ALLOCATION FUND
   FIDUCIARY SHARES
   2009*      (26.36)%  $     97      0.33%         0.81%        2.34%         44%
   2008        (7.15)         93      0.33          0.71         1.87          27
   2007 (1)     4.98           1      0.31**        0.67**       0.21**        13
   CLASS A SHARES
   2009*      (26.42)%  $ 23,239      0.58%         1.06%        2.09%         44%
   2008        (7.42)     37,737      0.58          0.96         1.62          27
   2007        12.10      47,572      0.55          0.93         1.72          13
   2006         4.41      31,426      0.81          1.45         1.17          13
   2005 (2)     8.84      10,158      0.79**        1.93**       1.15**        79++
   CLASS C SHARES
   2009*      (26.72)%  $ 14,349      1.28%         1.56%        1.39%         44%
   2008        (8.02)     20,137      1.28          1.47         0.91          27
   2007        11.29      22,941      1.25          1.43         0.95          13
   2006         3.68      11,752      1.52          1.96         0.47          13
   2005 (2)     8.21       4,580      1.54**        2.36**       0.31**        79++
INCOME PLUS ALLOCATION FUND
   FIDUCIARY SHARES
   2009*      (15.52)%  $     85      0.37%         1.65%        3.08%         54%
   2008        (2.43)        101      0.39          1.01         2.79          61
   2007 (1)     3.52         103      0.37**        0.77**       2.61**        12
   CLASS A SHARES
   2009*      (15.63)%  $  4,144      0.62%         1.90%        2.83%         54%
   2008        (2.66)      5,206      0.65          1.26         2.54          61
   2007         8.40       5,459      0.62          0.97         2.49          12
   2006         3.11       3,651      0.87          1.83         2.07          26
   2005 (2)     4.70       2,169      0.81**        5.30**       1.95**        94++
   CLASS C SHARES
   2009*      (15.94)%  $  2,673      1.32%         2.40%        2.13%         54%
   2008        (3.32)      3,210      1.35          1.76         1.84          61
   2007         7.63       3,775      1.32          1.47         1.78          12
   2006         2.39       2,086      1.59          2.20         1.48          26
   2005 (2)     4.12         517      1.56**        5.40**       1.40**        94++
BOND FUND
   FIDUCIARY SHARES
   2009*        0.92%   $305,149      0.77%         0.98%        4.40%          8%
   2008         5.42     344,350      0.76          0.98         4.83          28
   2007         5.40     352,610      0.74          0.99         4.81          16
   2006         1.08     396,003      0.74          0.99         4.71          20
   2005         4.35     429,614      0.75          1.04         4.44          11
   2004         4.68     451,384      0.75          1.01         4.49          45
   CLASS A SHARES
   2009*        0.70%   $ 28,754      1.02%         1.23%        4.15%          8%
   2008         5.24      31,167      1.01          1.23         4.58          28
   2007         5.11      31,068      1.00          1.24         4.56          16
   2006         0.75      35,511      0.99          1.24         4.45          20
   2005         4.15      44,289      1.00          1.29         4.19          11
   2004         4.47      47,039      1.00          1.26         4.24          45
   CLASS B SHARES
   2009*        0.45%   $  3,678      1.70%         1.73%        3.47%          8%
   2008         4.43       4,273      1.69          1.73         3.89          28
   2007         4.43       5,577      1.68          1.74         3.87          16
   2006         0.06       6,926      1.69          1.74         3.75          20
   2005         3.32       8,093      1.73          1.79         3.46          11
   2004         3.71       9,603      1.73          1.76         3.51          45

    The accompanying notes are an integral part of the financial statements.


                              132 | 1.800.433.6884

                          INVESTMENT ACTIVITIES
                        ------------------------
                                    NET REALIZED                 DIVIDENDS AND
                NET                      AND                     DISTRIBUTIONS                                  NET
               ASSET                 UNREALIZED               -------------------                              ASSET
               VALUE,       NET      GAIN (LOSS)     TOTAL        NET                TOTAL FROM               VALUE,
             BEGINNING  INVESTMENT       ON          FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION  END OF
             OF PERIOD    INCOME+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     PERIOD
             ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------  ------
BOND FUND (CONTINUED)
   CLASS C SHARES
   2009*       $10.25     $0.188       $(0.122)     $0.066      $(0.206)  $    --     $(0.206)        $--     $10.11
   2008         10.20      0.430         0.060       0.490       (0.440)       --      (0.440)         --      10.25
   2007         10.17      0.425         0.039       0.464       (0.434)       --      (0.434)         --      10.20
   2006         10.57      0.423        (0.384)      0.039       (0.439)       --      (0.439)         --      10.17
   2005         10.62      0.398        (0.018)      0.380       (0.430)       --      (0.430)         --      10.57
   2004 (3)     10.80      0.288        (0.158)      0.130       (0.310)       --      (0.310)         --      10.62
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2009*       $ 9.83     $0.170       $ 0.257      $0.427      $(0.169)  $(0.018)    $(0.187)        $--     $10.07
   2008          9.72      0.348         0.129       0.477       (0.354)   (0.013)     (0.367)         --       9.83
   2007          9.81      0.361        (0.047)      0.314       (0.368)   (0.036)     (0.404)         --       9.72
   2006         10.12      0.370        (0.208)      0.162       (0.372)   (0.100)     (0.472)         --       9.81
   2005         10.32      0.381        (0.099)      0.282       (0.382)   (0.100)     (0.482)         --      10.12
   2004         10.35      0.386        (0.006)      0.380       (0.390)   (0.020)     (0.410)         --      10.32
   CLASS A SHARES
   2009*       $ 9.78     $0.157       $ 0.258      $0.415      $(0.157)  $(0.018)    $(0.175)        $--     $10.02
   2008          9.68      0.323         0.120       0.443       (0.330)   (0.013)     (0.343)         --       9.78
   2007          9.77      0.334        (0.045)      0.289       (0.343)   (0.036)     (0.379)         --       9.68
   2006         10.08      0.344        (0.207)      0.137       (0.347)   (0.100)     (0.447)         --       9.77
   2005         10.28      0.354        (0.098)      0.256       (0.356)   (0.100)     (0.456)         --      10.08
   2004         10.31      0.358        (0.004)      0.354       (0.364)   (0.020)     (0.384)         --      10.28
   CLASS B SHARES
   2009*       $ 9.77     $0.123       $ 0.256      $0.379      $(0.121)  $(0.018)    $(0.139)        $--     $10.01
   2008          9.67      0.254         0.119       0.373       (0.260)   (0.013)     (0.273)         --       9.77
   2007          9.76      0.266        (0.044)      0.222       (0.276)   (0.036)     (0.312)         --       9.67
   2006         10.08      0.272        (0.214)      0.058       (0.278)   (0.100)     (0.378)         --       9.76
   2005         10.28      0.277        (0.096)      0.181       (0.281)   (0.100)     (0.381)         --      10.08
   2004         10.31      0.280        (0.004)      0.276       (0.286)   (0.020)     (0.306)         --      10.28
   CLASS C SHARES
   2009*       $ 9.76     $0.134       $ 0.249      $0.383      $(0.135)  $(0.018)    $(0.153)        $--     $ 9.99
   2008          9.66      0.275         0.125       0.400       (0.287)   (0.013)     (0.300)         --       9.76
   2007          9.75      0.289        (0.046)      0.243       (0.297)   (0.036)     (0.333)         --       9.66
   2006         10.06      0.296        (0.206)      0.090       (0.300)   (0.100)     (0.400)         --       9.75
   2005         10.27      0.302        (0.104)      0.198       (0.308)   (0.100)     (0.408)         --      10.06
   2004 (3)     10.50      0.209        (0.201)      0.008       (0.218)   (0.020)     (0.238)         --      10.27

                                                  RATIO
                                               OF EXPENSES
                                                TO AVERAGE    RATIO OF
                           NET                  NET ASSETS       NET
                         ASSETS,   RATIO OF     EXCLUDING    INVESTMENT
                         END OF    EXPENSES    FEE WAIVERS     INCOME    PORTFOLIO
               TOTAL     PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE   TURNOVER
             RETURN***    (000)   NET ASSETS   OF EXPENSES   NET ASSETS     RATE
             ---------  --------  ----------  -------------  ----------  ---------
BOND FUND (CONTINUED)
   CLASS C SHARES
   2009*        0.69%   $    158     1.45%         1.48%        3.72%        8%
   2008         4.82         194     1.45          1.49         4.14        28
   2007         4.61         102     1.43          1.49         4.13        16
   2006         0.39          91     1.43          1.49         4.10        20
   2005         3.61          37     1.48          1.55         3.73        11
   2004 (3)     1.21          13     1.53**        1.58**       3.99**      45
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2009*        4.41%   $ 92,161     0.52%         1.02%        3.44%        4%
   2008         4.96      90,173     0.51          1.01         3.54        14
   2007         3.24      89,852     0.49          1.00         3.67         2
   2006         1.65      95,266     0.50          1.00         3.72         5
   2005         2.74     102,059     0.50          1.07         3.69         6
   2004         3.68     120,494     0.50          1.02         3.68         1
   CLASS A SHARES
   2009*        4.30%   $ 37,530     0.77%         1.27%        3.19%        4%
   2008         4.62      28,430     0.75          1.25         3.30        14
   2007         3.00      27,500     0.74          1.25         3.42         2
   2006         1.40      37,472     0.75          1.25         3.47         5
   2005         2.50      54,030     0.75          1.32         3.44         6
   2004         3.44      62,762     0.75          1.27         3.43         1
   CLASS B SHARES
   2009*        3.93%   $  2,535     1.47%         1.77%        2.49%        4%
   2008         3.88       3,254     1.46          1.76         2.59        14
   2007         2.29       4,326     1.44          1.75         2.72         2
   2006         0.60       5,345     1.46          1.75         2.75         5
   2005         1.75       6,357     1.50          1.81         2.69         6
   2004         2.67       7,448     1.50          1.77         2.68         1
   CLASS C SHARES
   2009*        3.98%   $  2,255     1.22%         1.52%        2.74%        4%
   2008         4.18       1,287     1.22          1.52         2.83        14
   2007         2.52         259     1.19          1.50         2.96         2
   2006         0.93         540     1.22          1.50         3.00         5
   2005         1.92         928     1.25          1.57         2.95         6
   2004 (3)     0.07         548     1.25**        1.53**       3.00**       1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 8% FOR THE INCOME PLUS ALLOCATION FUND.

# RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE GROWTH & INCOME ALLOCATION AND INCOME PLUS ALLOCATION FUNDS.

(1)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

(3)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 133

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)


                          INVESTMENT ACTIVITIES
                        ------------------------                 DIVIDENDS AND
                NET                 NET REALIZED                 DISTRIBUTIONS                                  NET
               ASSET        NET          AND                  -------------------                              ASSET
               VALUE,   INVESTMENT   UNREALIZED      TOTAL        NET                TOTAL FROM               VALUE,
             BEGINNING    INCOME       GAIN ON       FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION  END OF
             OF PERIOD    (LOSS)+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     PERIOD
             ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------  ------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2009*       $10.95     $0.193      $ 0.321       $0.514     $(0.195)   $(0.009)    $(0.204)        $--     $11.26
   2008         10.84      0.420        0.122        0.542      (0.426)    (0.006)     (0.432)         --      10.95
   2007         10.92      0.433       (0.033)       0.400      (0.441)    (0.039)     (0.480)         --      10.84
   2006         11.25      0.442       (0.231)       0.211      (0.451)    (0.090)     (0.541)         --      10.92
   2005         11.52      0.459       (0.182)       0.277      (0.459)    (0.088)     (0.547)         --      11.25
   2004         11.61      0.474       (0.106)       0.368      (0.457)    (0.001)     (0.458)         --      11.52
   CLASS A SHARES
   2009*       $10.95     $0.178      $ 0.322       $0.500     $(0.181)   $(0.009)    $(0.190)        $--     $11.26
   2008         10.83      0.391        0.135        0.526      (0.400)    (0.006)     (0.406)         --      10.95
   2007         10.92      0.405       (0.042)       0.363      (0.414)    (0.039)     (0.453)         --      10.83
   2006         11.25      0.414       (0.230)       0.184      (0.424)    (0.090)     (0.514)         --      10.92
   2005         11.52      0.431       (0.182)       0.249      (0.431)    (0.088)     (0.519)         --      11.25
   2004         11.61      0.444       (0.104)       0.340      (0.429)    (0.001)     (0.430)         --      11.52
SHORT TERM BOND FUND
   FIDUCIARY SHARES
   2009*       $ 9.89     $0.207      $(0.070)      $0.137     $(0.217)   $    --     $(0.217)        $--     $ 9.81
   2008          9.82      0.430        0.074        0.504      (0.434)        --      (0.434)         --       9.89
   2007          9.76      0.406        0.055        0.461      (0.401)        --      (0.401)         --       9.82
   2006          9.84      0.346       (0.085)       0.261      (0.341)        --      (0.341)         --       9.76
   2005 (1)     10.00      0.209       (0.176)       0.033      (0.193)        --      (0.193)         --       9.84
   CLASS A SHARES
   2009*       $ 9.88     $0.192      $(0.068)      $0.124     $(0.204)   $    --     $(0.204)        $--     $ 9.80
   2008          9.81      0.401        0.076        0.477      (0.407)        --      (0.407)         --       9.88
   2007          9.76      0.365        0.061        0.426      (0.376)        --      (0.376)         --       9.81
   2006          9.84      0.319       (0.082)       0.237      (0.317)        --      (0.317)         --       9.76
   2005 (1)     10.00      0.214       (0.198)       0.016      (0.176)        --      (0.176)         --       9.84
   CLASS C SHARES
   2009*       $ 9.99     $0.173      $(0.071)      $0.102     $(0.182)   $    --     $(0.182)        $--     $ 9.91
   2008          9.91      0.362        0.073        0.435      (0.355)        --      (0.355)         --       9.99
   2007          9.84      0.334        0.066        0.400      (0.330)        --      (0.330)         --       9.91
   2006          9.92      0.277       (0.084)       0.193      (0.273)        --      (0.273)         --       9.84
   2005 (2)      9.95      0.163       (0.093)       0.070      (0.100)        --      (0.100)         --       9.92
CALIFORNIA TAX-FREE MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*       $ 1.00     $0.009      $    --       $0.009     $(0.009)   $    --     $(0.009)        $--     $ 1.00
   2008          1.00      0.024        0.001        0.025      (0.025)        --      (0.025)         --       1.00
   2007          1.00      0.031           --        0.031      (0.031)        --      (0.031)         --       1.00
   2006          1.00      0.025           --        0.025      (0.025)        --      (0.025)         --       1.00
   2005          1.00      0.014           --        0.014      (0.014)        --      (0.014)         --       1.00
   2004          1.00      0.006           --        0.006      (0.006)        --      (0.006)         --       1.00
   CLASS A SHARES
   2009*       $ 1.00     $0.008      $    --       $0.008     $(0.008)   $    --     $(0.008)        $--     $ 1.00
   2008          1.00      0.022        0.001        0.023      (0.023)        --      (0.023)         --       1.00
   2007          1.00      0.028           --        0.028      (0.028)        --      (0.028)         --       1.00
   2006          1.00      0.023           --        0.023      (0.023)        --      (0.023)         --       1.00
   2005          1.00      0.012           --        0.012      (0.012)        --      (0.012)         --       1.00
   2004          1.00      0.003           --        0.003      (0.003)        --      (0.003)         --       1.00
   CLASS S SHARES
   2009*#      $ 1.00     $0.007      $    --       $0.007     $(0.007)   $    --     $(0.007)        $--     $ 1.00
   2008          1.00      0.019        0.001        0.020      (0.020)        --      (0.020)         --       1.00
   2007          1.00      0.026           --        0.026      (0.026)        --      (0.026)         --       1.00
   2006          1.00      0.020           --        0.020      (0.020)        --      (0.020)         --       1.00
   2005          1.00      0.009           --        0.009      (0.009)        --      (0.009)         --       1.00
   2004          1.00      0.001           --        0.001      (0.001)        --      (0.001)         --       1.00

                                                   RATIO
                                                OF EXPENSES
                                                 TO AVERAGE     RATIO OF
                           NET                   NET ASSETS        NET
                         ASSETS,     RATIO       EXCLUDING     INVESTMENT
                         END OF   OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
               TOTAL     PERIOD    TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS      RATE
             ---------  --------  -----------  -------------  -------------  ---------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2009*       4.76%    $ 63,780    0.37%          1.09%          3.49%          7%
   2008        5.06       62,883    0.29           1.05           3.82          19
   2007        3.72       67,896    0.28           1.01           3.95           4
   2006        1.94       75,401    0.28           1.00           4.00           7
   2005        2.42       90,137    0.28           1.07           4.01          14
   2004        3.18       97,721    0.28           1.02           4.04           2
CLASS A SHARES
   2009*       4.63%    $ 11,725    0.62%          1.34%          3.24%          7%
   2008        4.91        7,108    0.54           1.30           3.57          19
   2007        3.37        3,159    0.53           1.25           3.70           4
   2006        1.69        2,923    0.53           1.25           3.74           7
   2005        2.17        3,719    0.53           1.32           3.76          14
   2004        2.93        4,698    0.53           1.27           3.79           2
SHORT TERM BOND FUND
   FIDUCIARY SHARES
   2009*       1.42%    $ 43,788    0.67%          1.07%          4.21%          7%
   2008        5.21       52,958    0.65           0.97           4.33          43
   2007        4.81       54,638    0.65           0.92           4.13          33
   2006        2.71       36,497    0.65           0.92           3.54          27
   2005 (1)    0.34       24,545    0.65**         1.11**         2.86**         9
   CLASS A SHARES
   2009*       1.29%    $  1,409    0.93%          1.32%          3.95%          7%
   2008        4.93          271    0.93           1.23           4.05          43
   2007        4.43          153    0.91           1.16           3.72          33
   2006        2.46        1,113    0.90           1.21           3.26          27
   2005 (1)    0.17        1,439    0.91**         1.39**         2.93**         9
   CLASS C SHARES
   2009*       1.05%    $    454    1.38%          1.57%          3.50%          7%
   2008        4.44          362    1.37           1.47           3.61          43
   2007        4.12        1,608    1.36           1.42           3.37          33
   2006        1.98        2,509    1.37           1.47           2.80          27
   2005 (2)    0.61           15    1.38**         1.57**         2.43**         9
CALIFORNIA TAX-FREE MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*       0.94%    $512,774    0.53%++        0.78%          1.81%         N/A
   2008        2.55      460,265    0.49           0.76           2.42          N/A
   2007        3.13      226,583    0.48           0.79           3.08          N/A
   2006        2.57      176,711    0.48           0.79           2.53          N/A
   2005        1.46      188,716    0.45           0.82           1.44          N/A
   2004        0.58      205,576    0.42           0.81           0.57          N/A
   CLASS A SHARES
   2009*       0.82%    $800,430    0.78%++        1.03%          1.56%         N/A
   2008        2.30      674,650    0.74           1.01           2.17          N/A
   2007        2.87      329,718    0.72           1.04           2.83          N/A
   2006        2.32      278,442    0.73           1.03           2.30          N/A
   2005        1.21      268,133    0.70           1.07           1.19          N/A
   2004        0.33      274,403    0.67           1.06           0.32          N/A
   CLASS S SHARES
   2009*#      0.69%    $ 35,955    1.03%++        1.08%          1.31%         N/A
   2008        2.04       34,968    0.99           1.06           1.92          N/A
   2007        2.61       56,721    0.98           1.09           2.60          N/A
   2006        2.05       40,753    0.99           1.09           2.03          N/A
   2005        0.90       37,543    1.00           1.12           0.92          N/A
   2004        0.07       33,091    0.92           1.11           0.07          N/A

        The accompanying notes are an integral part of the financial statements.


                              134 | 1.800.433.6884

                            INVESTMENT ACTIVITIES
                          ------------------------
                                      NET REALIZED                 DIVIDENDS AND
                  NET                      AND                     DISTRIBUTIONS                                  NET
                 ASSET                 UNREALIZED               -------------------                              ASSET
                 VALUE,       NET         GAIN         TOTAL        NET                TOTAL FROM               VALUE,
               BEGINNING  INVESTMENT    (LOSS) ON      FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION  END OF
               OF PERIOD    INCOME+    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     PERIOD
               ---------  ----------  ------------  ----------  ----------  -------  -------------  ----------  ------
DIVERSIFIED MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*         $1.00      $0.011       $   --       $0.011     $(0.011)     $--       $(0.011)        $--      $1.00
   2008           1.00       0.037           --        0.037      (0.037)      --        (0.037)         --       1.00
   2007           1.00       0.049           --        0.049      (0.049)      --        (0.049)         --       1.00
   2006           1.00       0.039           --        0.039      (0.039)      --        (0.039)         --       1.00
   2005           1.00       0.019           --        0.019      (0.019)      --        (0.019)         --       1.00
   2004           1.00       0.006           --        0.006      (0.006)      --        (0.006)         --       1.00
   CLASS A SHARES
   2009*         $1.00      $0.010       $   --       $0.010     $(0.010)     $--       $(0.010)        $--      $1.00
   2008           1.00       0.034        0.001        0.035      (0.035)      --        (0.035)         --       1.00
   2007           1.00       0.046           --        0.046      (0.046)      --        (0.046)         --       1.00
   2006           1.00       0.037           --        0.037      (0.037)      --        (0.037)         --       1.00
   2005           1.00       0.017           --        0.017      (0.017)      --        (0.017)         --       1.00
   2004           1.00       0.004           --        0.004      (0.004)      --        (0.004)         --       1.00
   CLASS S SHARES
   2009*         $1.00      $0.009       $   --       $0.009     $(0.009)     $--       $(0.009)        $--      $1.00
   2008           1.00       0.032           --        0.032      (0.032)      --        (0.032)         --       1.00
   2007           1.00       0.044           --        0.044      (0.044)      --        (0.044)         --       1.00
   2006           1.00       0.033        0.001        0.034      (0.034)      --        (0.034)         --       1.00
   2005           1.00       0.014           --        0.014      (0.014)      --        (0.014)         --       1.00
   2004           1.00       0.001           --        0.001      (0.001)      --        (0.001)         --       1.00
TREASURY PLUS MONEY MARKET
   FIDUCIARY SHARES
   2009*# (3)    $1.00      $0.003       $   --       $0.003     $(0.003)     $--       $(0.003)        $--      $1.00
   CLASS A SHARES
   2009*# (3)    $1.00      $0.001       $   --       $0.001     $(0.001)     $--       $(0.001)        $--      $1.00
   CLASS S SHARES
   2009* (3)     $1.00      $   --       $   --       $    --    $    --      $--       $    --         $--      $1.00
U.S. GOVERNMENT MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*#        $1.00      $0.008       $   --       $0.008     $(0.008)     $--       $(0.008)        $--      $1.00
   2008           1.00       0.031        0.001        0.032      (0.032)      --        (0.032)         --       1.00
   2007           1.00       0.048           --        0.048      (0.048)      --        (0.048)         --       1.00
   2006           1.00       0.039           --        0.039      (0.039)      --        (0.039)         --       1.00
   2005           1.00       0.018           --        0.018      (0.018)      --        (0.018)         --       1.00
   2004           1.00       0.006           --        0.006      (0.006)      --        (0.006)         --       1.00
   CLASS A SHARES
   2009*#        $1.00      $0.007       $   --       $0.007     $(0.007)     $--       $(0.007)        $--      $1.00
   2008           1.00       0.029        0.001        0.030      (0.030)      --        (0.030)         --       1.00
   2007           1.00       0.045           --        0.045      (0.045)      --        (0.045)         --       1.00
   2006           1.00       0.036           --        0.036      (0.036)      --        (0.036)         --       1.00
   2005           1.00       0.015        0.001        0.016      (0.016)      --        (0.016)         --       1.00
   2004           1.00       0.003           --        0.003      (0.003)      --        (0.003)         --       1.00


                                                      RATIO
                                                   OF EXPENSES
                                                    TO AVERAGE    RATIO OF
                              NET                   NET ASSETS       NET
                            ASSETS,    RATIO OF     EXCLUDING    INVESTMENT
                            END OF     EXPENSES    FEE WAIVERS     INCOME
                 TOTAL      PERIOD    TO AVERAGE  AND REDUCTION  TO AVERAGE
               RETURN***     (000)    NET ASSETS   OF EXPENSES   NET ASSETS
               ---------  ----------  ----------  -------------  ----------
DIVERSIFIED MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*         1.14%    $2,142,088   0.57%++        0.78%         2.23%
   2008          3.81      2,193,518   0.54           0.76          3.66
   2007          4.98      1,764,559   0.52           0.78          4.87
   2006          4.02      1,923,511   0.52           0.79          3.93
   2005          1.94      2,118,149   0.53           0.81          1.91
   2004          0.64      2,039,495   0.52           0.81          0.63
   CLASS A SHARES
   2009*         1.01%    $1,075,749   0.82%++        1.03%         1.98%
   2008          3.55        981,601   0.79           1.01          3.41
   2007          4.72        792,969   0.78           1.03          4.62
   2006          3.76        724,910   0.77           1.04          3.74
   2005          1.69        556,443   0.78           1.06          1.67
   2004          0.39        543,320   0.77           1.06          0.38
   CLASS S SHARES
   2009*         0.88%    $  296,742   1.07%++        1.08%         1.73%
   2008          3.29        333,995   1.04           1.06          3.16
   2007          4.47        372,409   1.03           1.08          4.37
   2006          3.49        464,413   1.05           1.10          3.29
   2005          1.39        645,362   1.08           1.11          1.37
   2004          0.09        750,722   1.07           1.11          0.08
TREASURY PLUS MONEY MARKET
   FIDUCIARY SHARES
   2009*# (3)    0.33%    $  156,509   0.08%++        0.80%         0.33%
   CLASS A SHARES
   2009*# (3)    0.07%    $   17,054   0.28%++        1.05%         0.13%
   CLASS S SHARES
   2009* (3)       --%    $       --  -0.08%++        0.55%         0.33%
U.S. GOVERNMENT MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*#        0.83%    $  900,329   0.57%++        0.78%         1.55%
   2008          3.25        576,230   0.54           0.78          3.14
   2007          4.90        456,802   0.53           0.79          4.80
   2006          3.93        506,572   0.53           0.79          3.88
   2005          1.86        437,804   0.53           0.82          1.83
   2004          0.57        386,661   0.53           0.82          0.57
   CLASS A SHARES
   2009*#        0.71%    $  129,535   0.81%++        1.03%         1.31%
   2008          2.99         80,235   0.79           1.05          2.89
   2007          4.64         33,560   0.78           1.04          4.55
   2006          3.67         32,754   0.78           1.04          3.61
   2005          1.61         33,440   0.78           1.07          1.55
   2004          0.32         42,134   0.78           1.07          0.32

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

***  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM EXPENSE FOR THE PERIOD ENDED 01/31/09 WAS 0.03% FOR CALIFORNIA TAX-FREE MONEY MARKET FUND AND DIVERSIFIED MONEY MARKET FUND AND 0.00% FOR TREASURY PLUS MONEY MARKET FUND.

# RATIO OF EXPENSES REFLECT VOLUNTARY WAIVERS IN PLACE; WITHOUT SUCH WAIVERS, RATIO OF EXPENSES WILL BE HIGHER.

(1)  COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

(2)  COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

(3)  COMMENCED OPERATIONS ON AUGUST 14, 2008.

The accompanying notes are an integral part of the financial statements.


                           www.highmarkfunds.com | 135

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)



                           INVESTMENT ACTIVITIES                   DIVIDENDS AND
                NET     --------------------------                 DISTRIBUTIONS                                   NET
               ASSET                 NET REALIZED               -------------------      TOTAL                    ASSET
               VALUE,      NET      AND UNREALIZED     TOTAL       NET                   FROM                     VALUE,
             BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION     END
             OF PERIOD    INCOME+     INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES     OF PERIOD
             ---------  ----------  --------------  ----------  ----------  -------  -------------  ----------  ---------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   CLASS B SHARES
   2009*#      $1.00      $0.004       $    --        $0.004     $(0.004)     $--       $(0.004)        $--       $1.00
   2008         1.00       0.022         0.001         0.023      (0.023)      --        (0.023)         --        1.00
   2007         1.00       0.038            --         0.038      (0.038)      --        (0.038)         --        1.00
   2006         1.00       0.028         0.001         0.029      (0.029)      --        (0.029)         --        1.00
   2005         1.00       0.008         0.001         0.009      (0.009)      --        (0.009)         --        1.00
   2004         1.00       0.001            --         0.001      (0.001)      --        (0.001)         --        1.00
   CLASS C SHARES
   2009*#      $1.00      $0.005       $    --        $0.005     $(0.005)     $--       $(0.005)        $--       $1.00
   2008         1.00       0.024         0.001         0.025      (0.025)      --        (0.025)         --        1.00
   2007         1.00       0.041            --         0.041      (0.041)      --        (0.041)         --        1.00
   2006 (1)     1.00       0.025        (0.001)        0.024      (0.024)      --        (0.024)         --        1.00
   CLASS S SHARES
   2009*#      $1.00      $0.006       $    --        $0.006     $(0.006)     $--       $(0.006)        $--       $1.00
   2008         1.00       0.026         0.001         0.027      (0.027)      --        (0.027)         --        1.00
   2007         1.00       0.043            --         0.043      (0.043)      --        (0.043)         --        1.00
   2006         1.00       0.034        (0.001)        0.033      (0.033)      --        (0.033)         --        1.00
   2005         1.00       0.014        (0.001)        0.013      (0.013)      --        (0.013)         --        1.00
   2004         1.00       0.001            --         0.001      (0.001)      --        (0.001)         --        1.00
100% U.S. TREASURY MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*#      $1.00      $0.003       $   --         $0.003     $(0.003)     $--       $(0.003)        $--       $1.00
   2008         1.00       0.023           --          0.023      (0.023)      --        (0.023)         --        1.00
   2007         1.00       0.045           --          0.045      (0.045)      --        (0.045)         --        1.00
   2006         1.00       0.035           --          0.035      (0.035)      --        (0.035)         --        1.00
   2005         1.00       0.016           --          0.016      (0.016)      --        (0.016)         --        1.00
   2004         1.00       0.005           --          0.005      (0.005)      --        (0.005)         --        1.00
   CLASS A SHARES
   2009*#      $1.00      $ 0.02       $   --         $0.002     $(0.002)     $--       $(0.002)        $--       $1.00
   2008         1.00       0.020           --          0.020      (0.020)      --        (0.020)         --        1.00
   2007         1.00       0.042           --          0.042      (0.042)      --        (0.042)         --        1.00
   2006         1.00       0.032        0.001          0.033      (0.033)      --        (0.033)         --        1.00
   2005         1.00       0.014           --          0.014      (0.014)      --        (0.014)         --        1.00
   2004         1.00       0.002           --          0.002      (0.002)      --        (0.002)         --        1.00
   CLASS S SHARES
   2009*#      $1.00      $0.001       $   --         $0.001     $(0.001)     $--       $(0.001)        $--       $1.00
   2008         1.00       0.018           --          0.018      (0.018)      --        (0.018)         --        1.00
   2007         1.00       0.040           --          0.040      (0.040)      --        (0.040)         --        1.00
   2006         1.00       0.030           --          0.030      (0.030)      --        (0.030)         --        1.00
   2005         1.00       0.011           --          0.011      (0.011)      --        (0.011)         --        1.00
   2004         1.00       0.001           --          0.001      (0.001)      --        (0.001)         --        1.00

                                                    RATIO
                                                 OF EXPENSES
                                                  TO AVERAGE    RATIO OF
                           NET                    NET ASSETS       NET
                         ASSETS,       RATIO      EXCLUDING    INVESTMENT
                           END     OF EXPENSES   FEE WAIVERS     INCOME
               TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE
             RETURN***    (000)     NET ASSETS   OF EXPENSES   NET ASSETS
             ---------  ---------  -----------  -------------  ----------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   CLASS B SHARES
   2009*#      0.39%     $    302      1.41%++      1.53%         0.71%
   2008        2.30           127      1.48         1.51          2.20
   2007        3.91           432      1.48         1.54          3.85
   2006        2.93           780      1.50         1.54          2.83
   2005        0.87         1,178      1.51         1.57          0.79
   2004        0.05         1,684      1.05         1.57          0.05
   CLASS C SHARES
   2009*#      0.50%     $    293      1.23%++      1.28%         0.89%
   2008        2.53           251      1.24         1.28          2.44
   2007        4.16            29      1.23         1.29          4.09
   2006 (1)    2.40            61      1.23**       1.29**        3.80**
   CLASS S SHARES
   2009*#      0.59%     $192,649      1.05%++      1.08%         1.07%
   2008        2.74       161,100      1.04         1.08          2.64
   2007        4.38       128,681      1.03         1.09          4.30
   2006        3.40        93,026      1.04         1.09          3.41
   2005        1.31        58,602      1.08         1.12          1.38
   2004        0.06        32,923      1.04         1.12          0.06
100% U.S. TREASURY MONEY MARKET FUND
   FIDUCIARY SHARES
   2009*#      0.25%     $464,528      0.48%++      0.79%         0.47%
   2008        2.27       465,490      0.54         0.76          2.21
   2007        4.56       334,211      0.53         0.78          4.47
   2006        3.58       391,906      0.52         0.78          3.54
   2005        1.65       406,281      0.53         0.82          1.60
   2004        0.50       415,385      0.52         0.81          0.47
   CLASS A SHARES
   2009*#      0.17%     $219,506      0.61%++      1.04%         0.34%
   2008        2.02       125,056      0.79         1.01          1.96
   2007        4.30       151,880      0.78         1.03          4.22
   2006        3.32       177,512      0.78         1.04          3.20
   2005        1.40       201,034      0.78         1.07          1.39
   2004        0.25       164,225      0.77         1.06          0.22
  CLASS S SHARES
   2009*#      0.12%     $139,414      0.74%++      1.09%         0.21%
   2008        1.77       168,509      1.04         1.06          1.71
   2007        4.04       228,905      1.03         1.08          3.97
   2006        3.04       231,826      1.04         1.09          3.01
   2005        1.09       259,991      1.08         1.12          1.09
   2004        0.08       265,195      0.94         1.11          0.05

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2009 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED.

***  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM EXPENSE FOR THE PERIOD ENDED 01/31/09 WAS 0.02% FOR THE U.S. GOVERNMENT MONEY MARKET FUND AND 0.03% FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

# RATIO OF EXPENSES REFLECT VOLUNTARY WAIVERS IN PLACE; WITHOUT SUCH WAIVERS, RATIO OF EXPENSES WILL BE HIGHER.

(1)  COMMENCED OPERATIONS ON DECEMBER 1, 2005.

        The accompanying notes are an integral part of the financial statements.


                              136 | 1.800.433.6884

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-nine funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Equity Funds, the Fixed Income Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

As of January 31, 2009, Equity Income Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, NYSE Arca Tech 100 Index Fund and Wisconsin Tax-Exempt Fund have not commenced operations.

On January 31, 2004, Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when


                           www.highmarkfunds.com | 137

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

FAS 157 became effective for the Funds as of August 1, 2008, the beginning of their current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value the Funds' net assets as of January 31, 2009 is as follows:

                                                                            LEVEL 2         LEVEL 3
                                             TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      01/31/09         PRICE            INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
BALANCED
   Investments in Securities            $   20,404,475   $ 13,054,457   $    7,350,018        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   20,404,475   $ 13,054,457   $    7,350,018        $--
                                        ==============   ============   ==============        ===
COGNITIVE VALUE
   Investments in Securities            $   65,944,167   $ 64,267,705   $    1,676,462        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   65,944,167   $ 64,267,705   $    1,676,462        $--
                                        ==============   ============   ==============        ===


                              138 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

                                                                            LEVEL 2         LEVEL 3
                                             TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      01/31/09         PRICE            INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
CORE EQUITY
   Investments in Securities            $   59,409,553   $ 58,504,375   $      905,178        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   59,409,553   $ 58,504,375   $      905,178        $--
                                        ==============   ============   ==============        ===
ENHANCED GROWTH
   Investments in Securities            $   80,291,217   $ 76,698,161   $    3,593,056        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   80,291,217   $ 76,698,161   $    3,593,056        $--
                                        ==============   ============   ==============        ===
FUNDAMENTAL EQUITY
   Investments in Securities            $    6,625,884   $  6,625,884   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $    6,625,884   $  6,625,884   $           --        $--
                                        ==============   ============   ==============        ===
INTERNATIONAL OPPORTUNITIES
   Investments in Securities            $  187,798,071   $ 15,103,766   $  172,694,305        $--
   Other Financial Instruments*                 34,976             --           34,976         --
                                        --------------   ------------   --------------        ---
Total:                                  $  187,833,047   $ 15,103,766   $  172,729,281        $--
                                        ==============   ============   ==============        ===
LARGE CAP GROWTH
   Investments in Securities            $   67,495,601   $ 67,495,601   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   67,495,601   $ 67,495,601   $           --        $--
                                        ==============   ============   ==============        ===
LARGE CAP VALUE
   Investments in Securities            $  147,651,582   $144,080,359   $    3,571,223        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  147,651,582   $144,080,359   $    3,571,223        $--
                                        ==============   ============   ==============        ===
SMALL CAP ADVANTAGE
   Investments in Securities            $   19,169,058   $ 17,448,221   $    1,720,837        $--
   Other Financial Instruments*                (12,081)       (12,081)              --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   19,156,977   $ 17,436,140   $    1,720,837        $--
                                        ==============   ============   ==============        ===
SMALL CAP VALUE
   Investments in Securities            $   83,932,513   $ 73,245,965   $   10,686,548        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   83,932,513   $ 73,245,965   $   10,686,548        $--
                                        ==============   ============   ==============        ===
VALUE MOMENTUM
   Investments in Securities            $  245,570,048   $227,517,663   $   18,052,385        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  245,570,048   $227,517,663   $   18,052,385        $--
                                        ==============   ============   ==============        ===


                          www.highmarkfunds.com | 139

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

                                                                            LEVEL 2         LEVEL 3
                                             TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      01/31/09         PRICE            INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
CAPITAL GROWTH ALLOCATION
   Investments in Securities            $   34,259,110   $ 34,259,110   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   34,259,110   $ 34,259,110   $           --        $--
                                        ==============   ============   ==============        ===
DIVERSIFIED EQUITY ALLOCATION
   Investments in Securities            $    4,345,830   $  4,345,830   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $    4,345,830   $  4,345,830   $           --        $--
                                        ==============   ============   ==============        ===
GROWTH & INCOME ALLOCATION
   Investments in Securities            $   37,710,786   $ 37,710,786   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   37,710,786   $ 37,710,786   $           --        $--
                                        ==============   ============   ==============        ===
INCOME PLUS ALLOCATION
   Investments in Securities            $    6,807,898   $  6,807,898   $           --        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $    6,807,898   $  6,807,898   $           --        $--
                                        ==============   ============   ==============        ===
BOND
   Investments in Securities            $  338,780,372   $ 10,724,773   $  328,055,599        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  338,780,372   $ 10,724,773   $  328,055,599        $--
                                        ==============   ============   ==============        ===
CALIFORNIA INTERMEDIATE TAX-FREE BOND
   Investments in Securities            $  134,880,702   $  2,862,032   $  132,018,670        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  134,880,702   $  2,862,032   $  132,018,670        $--
                                        ==============   ============   ==============        ===
NATIONAL INTERMEDIATE TAX-FREE BOND
   Investments in Securities            $   77,517,449   $  3,194,581   $   74,322,868        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   77,517,449   $  3,194,581   $   74,322,868        $--
                                        ==============   ============   ==============        ===
SHORT TERM BOND
   Investments in Securities            $   45,259,190   $  3,352,090   $   41,907,100        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $   45,259,190   $  3,352,090   $   41,907,100        $--
                                        ==============   ============   ==============        ===
CALIFORNIA TAX-FREE MONEY MARKET
   Investments in Securities            $1,334,636,876   $ 20,965,284   $1,313,671,592        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $1,334,636,876   $ 20,965,284   $1,313,671,592        $--
                                        ==============   ============   ==============        ===


                              140 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

                                                                            LEVEL 2         LEVEL 3
                                             TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      01/31/09         PRICE            INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
DIVERSIFIED MONEY MARKET
   Investments in Securities            $3,511,935,593   $         --   $3,511,935,593        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $3,511,935,593   $         --   $3,511,935,593        $--
                                        ==============   ============   ==============        ===
TREASURY PLUS MONEY MARKET
   Investments in Securities            $  173,589,964   $         --   $  173,589,964        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  173,589,964   $         --   $  173,589,964        $--
                                        ==============   ============   ==============        ===
U.S. GOVERNMENT MONEY MARKET
   Investments in Securities            $1,253,431,757   $         --   $1,253,431,757        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $1,253,431,757   $         --   $1,253,431,757        $--
                                        ==============   ============   ==============        ===
100% U.S. TREASURY MONEY MARKET
   Investments in Securities            $  823,452,084   $         --   $  823,452,084        $--
   Other Financial Instruments*                     --             --               --         --
                                        --------------   ------------   --------------        ---
Total:                                  $  823,452,084   $         --   $  823,452,084        $--
                                        ==============   ============   ==============        ===

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2009:

                                                                    INVESTMENTS IN
                                        TOTAL     INVESTMENTS IN   OTHER FINANCIAL
BALANCED                             FAIR VALUE     SECURITIES       INSTRUMENTS*
--------                             ----------   --------------   ---------------
Value, beginning of period           $ 249,570       $ 249,570           $--
Net purchases (sales)                       --              --            --
Accrued discounts (premiums)              (110)           (110)           --
Total realized and unrealized
   gains (losses)                      (34,635)        (34,635)           --
Transfers in and/or out of Level 3    (214,825)       (214,825)           --
                                     ---------       ---------           ---
Value, end of period                 $      --       $      --           $--
                                     =========       =========           ===

                                                                     INVESTMENTS IN
                                         TOTAL     INVESTMENTS IN   OTHER FINANCIAL
BOND                                  FAIR VALUE     SECURITIES       INSTRUMENTS*
----                                 -----------   --------------   ---------------
Value, beginning of period           $ 8,096,437    $ 8,096,437          $--
Net purchases (sales)                         --             --           --
Accrued discounts (premiums)              (3,560)        (3,560)          --
Total realized and unrealized
   gains (losses)                     (1,146,873)    (1,146,873)          --
Transfers in and/or out of Level 3    (6,946,004)    (6,946,004)          --
                                     -----------    -----------          ---
Value, end of period                 $        --    $        --          $--
                                     ===========    ===========          ===

* Other financial instruments include open futures contracts, written options, short sales and forward foreign currency contracts, if any.


                          www.highmarkfunds.com | 141

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2009, the International Opportunities Fund was the only Fund to have open forward foreign currency contracts.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS -- The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the six months ended January 31, 2009. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary


                              142 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2009, the Small Cap Advantage Fund was the only Fund to have open futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed Income Funds may declare dividends from net investment income daily and pay monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006

                                        FIDUCIARY CLASS
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Advantage           2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Value               2% redemption and   30 days or less
                              exchange fees       after purchase

                                            CLASS A
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Advantage           2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Value               2% redemption and   30 days or less
                              exchange fees       after purchase

                                            CLASS M
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase

For the six months ended January 31, 2009, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund received redemption fees of $2,025, $155 and $3,973, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to


                           www.highmarkfunds.com | 143

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ..................................   0.60%
Cognitive Value ...........................   0.75% on the first $500 million
                                              0.70% on assets over $500 million
Core Equity ...............................   0.60%
Enhanced Growth ...........................   0.75% on the first $500 million
                                              0.70% on the next $500 million
                                              0.65% on assets over $1 billion
Fundamental Equity ........................   0.60%
International Opportunities ...............   0.95% on the first $250 million
                                              0.90% on the next $250 million
                                              0.85% on the next $500 million
                                              0.80% on assets over $1 billion
Large Cap Growth ..........................   0.60%
Large Cap Value ...........................   0.60%
Small Cap Advantage .......................   0.95%
Small Cap Value ...........................   1.00%
Value Momentum ............................   0.60%
Capital Growth Allocation * ...............   0.175%
Diversified Equity Allocation * ...........   0.175%
Growth & Income Allocation * ..............   0.175%
Income Plus Allocation * ..................   0.175%
Bond ......................................   0.50%
California Intermediate Tax-Free Bond .....   0.50%
National Intermediate Tax-Free Bond .......   0.50%
Short Term Bond ...........................   0.40%
California Tax-Free Money Market ..........   0.30%
Diversified Money Market ..................   0.30%
Treasury Plus Money Market ................   0.30%
U.S. Government Money Market ..............   0.30%
100% U.S. Treasury Money Market ...........   0.30%

* Effective December 1, 2007, the advisory fee was changed to 0.175%. Prior to December 1, 2007, the advisory fee was 0.20%.

Effective December 1, 2008, the Adviser has contractually agreed to reduce its fees throughout the period December 1, 2008 through November 30, 2009 and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                        SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Balanced ..........................     0.97%      1.22%     1.82%     1.82%      n/a       n/a
Cognitive Value ...................     1.17       1.42       n/a      2.02      1.02%      n/a
Core Equity .......................     0.95       1.20      1.80      1.80       n/a       n/a
Enhanced Growth ...................     1.15       1.40       n/a      2.00      1.00       n/a
Fundamental Equity ................     0.97       1.22       n/a      1.82       n/a       n/a
International Opportunities .......     1.42       1.57       n/a      2.27      1.27       n/a
Large Cap Growth ..................     0.97       1.22      1.82      1.82       n/a       n/a
Large Cap Value ...................     0.95       1.20      1.80      1.80       n/a       n/a
Small Cap Advantage ...............     1.32       1.57       n/a      2.17       n/a       n/a
Small Cap Value ...................     1.37       1.62      2.22      2.22       n/a       n/a
Value Momentum ....................     0.97       1.22      1.82      1.82       n/a       n/a
Capital Growth Allocation .........     0.33       0.58       n/a      1.28       n/a       n/a
Diversified Equity Allocation .....     0.33       0.58       n/a      1.28       n/a       n/a
Growth & Income Allocation ........     0.33       0.58       n/a      1.28       n/a       n/a
Income Plus Allocation ............     0.33       0.58       n/a      1.28       n/a       n/a

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                        SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Bond ..............................     0.77%      1.02%     1.70%     1.45%      n/a       n/a
California Intermediate
   Tax-Free Bond ..................     0.52       0.77      1.47      1.22       n/a       n/a
National Intermediate
   Tax-Free Bond ..................     0.50       0.75       n/a       n/a       n/a       n/a
Short Term Bond ...................     0.68       0.93       n/a      1.38       n/a       n/a
California Tax-Free
   Money Market ...................     0.55       0.80       n/a       n/a       n/a      1.05%
Diversified Money Market ..........     0.55       0.80       n/a       n/a       n/a      1.05
Treasury Plus Money Market ........     0.55       0.80       n/a       n/a       n/a      1.05
U.S. Government Money Market ......     0.55       0.80      1.50      1.25       n/a      1.05
100% U.S. Treasury Money Market ...     0.55       0.80       n/a       n/a       n/a      1.05

n/a -- not applicable

Effective August 1, 2008 through November 30, 2008, the Adviser had contractually agreed to reduce its fees (except for Class M Shares, for which it has agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                        SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Balanced ..........................     0.97%      1.22%     1.82%     1.82%      n/a       n/a
Cognitive Value ...................     1.13       1.38       n/a      2.02      1.02%      n/a
Core Equity .......................     0.95       1.20      1.80      1.80       n/a       n/a
Enhanced Growth ...................     1.15       1.39       n/a      2.00      1.00       n/a
Fundamental Equity ................     0.97       1.22       n/a      1.82       n/a       n/a
International Opportunities .......     1.38       1.57       n/a      2.27      1.27       n/a
Large Cap Growth ..................     0.97       1.22      1.82      1.82       n/a       n/a
Large Cap Value ...................     0.95       1.20      1.80      1.80       n/a       n/a
Small Cap Advantage ...............     1.32       1.57       n/a      2.17       n/a       n/a
Small Cap Value ...................     1.37       1.62      2.22      2.22       n/a       n/a
Value Momentum ....................     0.97       1.22      1.82      1.82       n/a       n/a
Capital Growth Allocation .........     0.34       0.60       n/a      1.30       n/a       n/a
Diversified Equity Allocation .....     0.36       0.60       n/a      1.32       n/a       n/a
Growth & Income Allocation ........     0.34       0.58       n/a      1.28       n/a       n/a
Income Plus Allocation ............     0.40       0.65       n/a      1.35       n/a       n/a
Bond ..............................     0.77       1.02      1.70      1.45       n/a       n/a
California Intermediate
   Tax-Free Bond ..................     0.52       0.77      1.47      1.22       n/a       n/a
National Intermediate
   Tax-Free Bond ..................     0.30       0.55       n/a      1.00       n/a       n/a
Short Term Bond ...................     0.68       0.93       n/a      1.38       n/a       n/a
California Tax-Free
   Money Market ...................     0.55       0.80       n/a       n/a       n/a      1.05%
Diversified Money Market ..........     0.55       0.80       n/a       n/a       n/a      1.05
Treasury Plus Money Market ........     0.55       0.80       n/a       n/a       n/a      1.05
U.S. Government Money Market ......     0.55       0.80      1.50      1.25       n/a      1.05
100% U.S. Treasury Money Market ...     0.55       0.80       n/a       n/a       n/a      1.05

n/a -- not applicable/Class is not subject to an expense limitation.


                              144 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

Each Fund's total actual annual operating expense rate for the six months ended January 31, 2009, was less than the amount shown for such Fund above due to additional waivers/reimbursements by the Administrator described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson +Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 10, 2007, the Administrator and HighMark are parties to an Administration Agreement under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an Administrative Services Agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

From August 1, 2007 through November 30, 2007, the Administrator voluntarily waived such portion of its administrative fee for all the Funds to reduce the annualized total expense ratio of each Fund by 0.025%. Effective December 1, 2007, the voluntary Administrator waiver was discontinued.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income Funds and Money Market Funds, pursuant to a separate agreement with the Administrator, PNC Global Investment Servicing (U.S.) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. Prior to December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income and Money Market Funds, pursuant to a separate agreement with SEI Investments Global Funds Services (the "Former Sub-Administrator"), the Former Sub-Administrator performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the six months ended January 31, 2009, the Sub-Administrator earned sub-administration fees in the amount of $1,035,399.

As part of the Administration Agreement, the Administrator is responsible for certain fees charged by the HighMark Funds' transfer agent and certain routine legal expenses incurred by the HighMark Funds. These expenses are included in "Reduction of Expenses by the Administrator" on the Statement of Operations. Prior to December 10, 2007 and effective December 1, 2005, the Former Sub-Administrator had agreed to absorb these expenses on behalf of the Administrator. These expenses are reflected on the Statements of Operations as "Reduction of Expenses by the Former Sub-Administrator." The agreement with the former Sub-Administrator did not apply to any new Funds or classes of shares which commenced operations subsequent to December 1, 2005.

Certain officers and Interested Trustees of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.


                          www.highmarkfunds.com | 145

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services. All transfer agency related expenses are allocated pro rata amongst all of the Funds based on their respective net assets.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to December 1, 2008, PFPC Distributors, Inc. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated January 1, 2008. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the same fee structure described above. For the six months ended January 31, 2009, the Distributor and Prior Distributor earned distribution fees in the amounts of $1,504,181 and $3,386,008, respectively.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 1.00% of the distribution fee attributable to Class C Shares up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the six months period ending January 31, 2008. The distributor waived the following amounts during the period:

FUND                                     CLASS A   CLASS B   CLASS C    CLASS S
-------------------------------------   --------   -------   -------   ---------
100% U.S. Treasury
   Money Market .....................   $111,458     N/A       N/A      $220,861
Diversified Money
   Market ...........................         --     N/A       N/A            --
California Tax Free
   Money Market .....................         --     N/A       N/A           610
Treasury Plus Money
   Market ...........................      4,495     N/A       N/A            --
U.S. Government
   Money Market .....................      3,761    $121       $67        21,748

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank, N.A. or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the six months ended January 31, 2009. For the six months ended January 31, 2009, Union Bank, N.A. or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,112,408, which is included in shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                         CLASS A
                                         SHARES*
                                         -------
Balanced .............................    5.50%
Cognitive Value ......................    5.50
Core Equity ..........................    5.50
Enhanced Growth ......................    5.50
Fundamental Equity ...................    5.50
International Opportunities ..........    5.50
Large Cap Growth .....................    5.50
Large Cap Value ......................    5.50
Small Cap Advantage ..................    5.50
Small Cap Value ......................    5.50
Value Momentum .......................    5.50
Capital Growth Allocation ............    5.50
Diversified Equity Allocation ........    5.50
Growth & Income Allocation ...........    5.50
Income Plus Allocation ...............    4.50
Bond .................................    2.25
California Intermediate
   Tax-Free Bond .....................    2.25
National Intermediate Tax-Free Bond ..    2.25
Short Term Bond ......................    2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

             YEARS SINCE                CONTINGENT DEFERRED
            PURCHASE MADE                   SALES CHARGE
-------------------------------------   -------------------
First ...............................            5%
Second ..............................            4%
Third ...............................            3%
Fourth ..............................            3%
Fifth ...............................            2%
Sixth ...............................            1%
Seventh and Following ...............         None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.


                              146 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2009 are as follows:

                                            INVESTMENT SECURITIES
                                         ---------------------------
                                           PURCHASES        SALES
                                         ------------   ------------
Balanced .............................   $  4,988,950   $  6,702,105
Cognitive Value ......................     70,109,428     62,044,415
Core Equity ..........................     16,735,525     26,842,568
Enhanced Growth ......................     10,243,581     12,208,269
Fundamental Equity ...................     12,659,912      2,828,859
International Opportunities ..........    150,585,184    177,333,071
Large Cap Growth .....................     18,987,264     26,130,011
Large Cap Value ......................     56,034,976     62,532,865
Small Cap Advantage ..................      4,825,720      3,413,198
Small Cap Value ......................     24,328,100     38,132,525
Value Momentum .......................     10,268,640     31,915,783
Capital Growth Allocation ............     15,435,318     22,043,508
Diversified Equity Allocation ........      4,781,164      3,549,900
Growth & Income Allocation ...........     20,357,479     23,565,011
Income Plus Allocation ...............      3,970,119      4,024,767
Bond .................................     19,099,252     24,930,160
California Intermediate
   Tax-Free Bond .....................     11,776,466      4,429,576
National Intermediate Tax-Free Bond ..      8,825,257      4,650,000
Short Term Bond ......................      3,090,288     10,051,460

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed Income Funds for the six months ended January 31, 2009 are as follows:

                                           INVESTMENT SECURITIES
                                        ---------------------------
                                          PURCHASES        SALES
                                        ------------   ------------
Balanced ............................     $  227,961    $ 1,895,580
Bond ................................      7,315,124     36,900,452
Short Term Bond .....................             --      2,580,268

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION

                                                                                INCOME
                                                                 REALIZED        FROM
AFFILIATED REGISTERED                                             GAINS       AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ..............    $   226,695    $   191,252   $  (133,458)    $  9,825
Core Equity ..................        695,743      4,924,231      (682,613)      86,618
Enhanced Growth ..............        790,487        182,692       (82,940)          --
Fundamental Equity ...........      5,844,264        763,304      (219,236)      24,995
International
   Opportunities .............      1,093,095      1,941,149      (658,777)      93,058
Large Cap Growth .............        186,800      3,222,472      (576,114)      35,014
Large Cap Value ..............      1,813,855        888,234      (247,981)      42,113
Small Cap Advantage ..........      1,488,543        957,541      (492,459)       6,105
Small Cap Value ..............        314,322        198,706      (148,952)      14,924
Value Momentum ...............        539,770      4,494,187    (1,908,933)      28,670
Bond .........................         27,106        635,534       (10,555)       3,704
Short Term Bond ..............        818,692      2,838,396       (14,036)      68,237
Diversified Money Market .....      4,475,101      5,227,722            --           --
                                  -----------    -----------   -----------     --------
                                  $18,314,473    $26,465,420   $(5,176,054)    $413,263
                                  ===========    ===========   ===========     ========


                          DIVERSIFIED EQUITY ALLOCATION

                                                                                INCOME
                                                                 REALIZED        FROM
AFFILIATED REGISTERED                                             GAINS       AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ..............     $   54,020     $   14,669    $  (9,719)      $   917
Core Equity ..................        504,126        569,228     (231,651)        9,307
Enhanced Growth ..............        143,439         19,211       (6,950)           --
Fundamental Equity ...........        783,975        105,922      (28,598)        2,539
International
   Opportunities .............        315,970        208,719     (101,420)        8,413
Large Cap Growth .............        222,595        321,046     (107,833)        2,899
Large Cap Value ..............        343,681         61,582      (34,881)        3,467
Small Cap Advantage ..........        318,014        105,813      (64,186)          576
Small Cap Value ..............         55,557         12,096       (8,977)        1,423
Value Momentum ...............        190,626        460,367     (214,634)        2,978
Diversified Money Market .....      1,603,293      1,607,338           --            --
                                   ----------     ----------    ---------       -------
                                   $4,535,296     $3,485,991    $(808,849)      $32,519
                                   ==========     ==========    =========       =======

                           GROWTH & INCOME ALLOCATION

                                                                                INCOME
                                                                 REALIZED        FROM
AFFILIATED REGISTERED                                             GAINS       AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ..............    $   267,179    $   127,597   $  (100,469)    $   8,368
Core Equity ..................      1,810,988      3,764,112      (773,676)       66,280
Enhanced Growth ..............        714,880        103,066       (47,211)           --
Fundamental Equity ...........      4,537,507        491,520      (170,720)       19,348
International
  Opportunities ..............      1,856,381      1,723,520      (713,739)       80,478
Large Cap Growth .............        710,259      2,268,074      (447,042)       30,235
Large Cap Value ..............      2,194,950        932,385      (301,278)       35,919
Small Cap Advantage ..........      1,958,369      1,122,791      (746,729)        5,188
Small Cap Value ..............        343,486        151,292      (157,282)       12,741
Value Momentum ...............        956,405      3,280,129    (1,536,150)       21,811
Bond .........................      1,110,125      3,645,527       (93,207)      100,973
Short Term Bond ..............      1,951,610      5,078,420       (19,066)      155,064
Diversified Money Market .....      6,117,087      7,126,591            --            --
                                  -----------    -----------   -----------     ---------
                                  $24,529,226    $29,815,024   $(5,106,569)    $ 536,405
                                  ===========    ===========   ===========     =========


                          www.highmarkfunds.com | 147

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

                             INCOME PLUS ALLOCATION

                                                                       REALIZED   INCOME FROM
AFFILIATED REGISTERED                                                   GAINS      AFFILIATED
INVESTMENT COMPANY                      CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
---------------------                   -------------   -----------   ---------   -----------
Cognitive Value .....................     $   45,057    $    15,126   $ (11,991)    $    802
Core Equity .........................        433,871        464,780    (217,979)       7,494
Enhanced Growth .....................         69,338         13,295      (8,254)          --
Fundamental Equity ..................        563,303         98,533     (39,987)       2,274
International
      Opportunities .................         97,844        118,175     (47,277)       2,836
Large Cap Growth ....................        250,530        291,586     (99,418)       3,876
Large Cap Value .....................        318,538        115,301     (63,055)       3,488
Small Cap Advantage .................        255,798        100,572     (62,236)         523
Small Cap Value .....................         45,470         12,359     (13,573)       1,229
Value Momentum ......................        201,716        347,630    (175,376)       2,665
Bond ................................        533,359        977,624     (29,034)      36,235
Short Term Bond .....................        811,666      1,354,457     (13,246)      52,477
Diversified Money Market ............      2,075,250      2,247,649          --           --
                                          ----------    -----------   ---------     --------
                                          $5,701,740    $ 6,157,087   $(781,426)    $113,899
                                          ----------    -----------   ---------     --------

Amounts designated as "--" are either $ 0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

HighMark has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, a clarification of FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2008 and July 31, 2007 (unless otherwise indicated) were as follows:

                                                                    LONG-TERM
                                       TAX-EXEMPT     ORDINARY       CAPITAL
                                         INCOME        INCOME          GAIN          TOTAL
                                      -----------   ------------   -----------   ------------
Balanced
   2008 ...........................   $        --   $    934,500   $ 3,147,282   $  4,081,782
   2007 ...........................            --        892,855     1,353,305      2,246,160
Cognitive Value
   2008 ...........................            --      6,087,369     6,418,924     12,506,293
   2007 ...........................            --      3,757,145     8,036,202     11,793,347
Core Equity
   2008 ...........................            --      1,733,115     4,583,567      6,316,682
   2007 ...........................            --      1,358,602            --      1,358,602
International Opportunities
   2008 ...........................            --      8,361,480    12,638,486     20,999,966
   2007 ...........................            --     10,940,715    16,124,964     27,065,679
Large Cap Growth
   2008 ...........................            --        645,788            --        645,788
   2007 ...........................            --        129,821            --        129,821
Large Cap Value
   2008 ...........................            --      4,771,580    21,188,728     25,960,308
   2007 ...........................            --      4,469,061            --      4,469,061
Small Cap Advantage
   2008 ...........................            --        373,281            --        373,281
   2007 (1) .......................            --             --            --             --
Small Cap Value
   2008 ...........................            --      7,886,554    31,949,288     39,835,842
   2007 ...........................            --      5,557,593    30,728,277     36,285,870
Value Momentum
   2008 ...........................            --      8,018,880    68,992,262     77,011,142
   2007 ...........................            --      6,894,594    47,715,194     54,609,788
Capital Growth Allocation
   2008 ...........................            --        830,703     2,876,290      3,706,993
   2007 ...........................            --        901,594       838,958      1,740,552
Diversified Equity Allocation
   2008 ...........................            --         44,861        49,404         94,265
   2007 ...........................            --          9,478         4,415         13,893
Growth & Income Allocation
   2008 ...........................            --      1,123,280     1,861,253      2,984,533
   2007 ...........................            --      1,179,083       645,215      1,824,298
Income Plus Allocation
   2008 ...........................            --        263,793       222,575        486,368
   2007 ...........................            --        202,993        84,492        287,485
Bond
   2008 ...........................            --     18,743,832            --     18,743,832
   2007 ...........................            --     18,996,114            --     18,996,114
California Intermediate
   Tax-Free Bond
   2008 ...........................     4,196,912             --       156,668      4,353,580
   2007 ...........................     4,686,115         17,106       483,233      5,186,454
National Intermediate
   Tax-Free Bond
   2008 ...........................     2,633,003             --        35,241      2,668,244
   2007 ...........................     2,999,078          8,849       272,785      3,280,712
Short Term Bond
   2008 ...........................            --      2,376,636            --      2,376,636
   2007 ...........................            --      1,952,355            --      1,952,355
California Tax-Free Money Market
   2008 ...........................    18,921,011            314            --     18,921,325
   2007 ...........................    16,561,981         89,255             2     16,651,238
Diversified Money Market
   2008 ...........................            --    118,751,093            --    118,751,093
   2007 (2) .......................            --    136,702,094            --    136,702,094


                              148 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

                                                                    LONG-TERM
                                       TAX-EXEMPT     ORDINARY       CAPITAL
                                         INCOME        INCOME          GAIN          TOTAL
                                      -----------   ------------   -----------   ------------
U.S. Government Money Market
   2008 ...........................   $        --   $ 23,477,753   $        --   $ 23,477,753
   2007 ...........................            --     26,998,416            --     26,998,416
100% U.S. Treasury Money Market
   2008 ...........................            --     17,703,720            --     17,703,720
   2007 ...........................            --     31,862,276            --     31,862,276

(1)  Commenced operations on March 1, 2007.

(2)  Commenced operations on November 15, 2006.

Amounts designated as "--" are $0.

As of July 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:



                                      UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                         ORDINARY       TAX-EXEMPT      LONG-TERM          LOSS
                                          INCOME          INCOME       CAPITAL GAIN    CARRYFORWARD
                                      -------------   -------------   -------------   -------------
Balanced ..........................     $   18,669       $     --      $        --    $          --
Cognitive Value ...................        334,768             --               --               --
Core Equity .......................         14,570             --               --         (568,503)
Enhanced Growth ...................             --             --               --       (3,312,471)
International Opportunities .......      4,196,000             --        5,426,417               --
Large Cap Growth ..................        463,255             --               --     (127,181,421)
Large Cap Value ...................         41,924             --               --               --
Small Cap Advantage ...............         33,539             --               --         (767,062)
Small Cap Value ...................        748,263             --               --               --
Value Momentum ....................      2,227,395             --       16,417,048               --
Capital Growth Allocation .........          8,482             --        3,314,579               --
Diversified Equity Allocation .....             --             --           85,979               --
Growth & Income Allocation ........         53,193             --        2,602,200               --
Income Plus Allocation ............         13,715             --          265,889               --
Bond ..............................        396,882             --               --       (3,717,220)
California Intermediate
   Tax-Free Bond ..................             --         20,126          234,365               --
National Intermediate
   Tax-Free Bond ..................             --         15,232           56,500               --
Short Term Bond ...................         15,005             --               --          (31,759)
California Tax-Free Money Market ..         58,253        666,115               --               --
Diversified Money Market ..........      3,324,503             --               --               --
U.S. Government Money Market ......        868,975             --               --          (32,670)
100% U.S. Treasury Money Market ...        443,502             --               --         (179,049)

                                                                                        TOTAL
                                                                                    DISTRIBUTABLE
                                          POST-        UNREALIZED       OTHER          EARNINGS
                                         OCTOBER      APPRECIATION     TEMPORARY     (ACCUMULATED
                                         LOSSES      (DEPRECIATION)   DIFFERENCES      LOSSES)
                                      ------------   --------------   -----------   -------------
Balanced ..........................   $    (93,061)   $  1,432,968    $        --   $   1,358,576
Cognitive Value ...................     (4,320,646)       (546,024)            --      (4,531,902)
Core Equity .......................     (8,355,262)     (5,178,379)            --     (14,087,574)
Enhanced Growth ...................             --      15,118,196             --      11,805,725
International Opportunities .......     (1,853,268)     49,762,768             --      57,531,917
Large Cap Growth ..................     (3,192,501)        756,325             --    (129,154,342)
Large Cap Value ...................    (17,318,898)     (6,419,167)            --     (23,696,141)
Small Cap Advantage ...............     (3,044,951)     (2,039,709)            --      (5,818,183)
Small Cap Value ...................       (577,132)    (32,308,416)            --     (32,137,285)
Value Momentum ....................             --      41,103,104             --      59,747,547
Capital Growth Allocation .........             --      (8,484,805)            --      (5,161,744)
Diversified Equity Allocation .....             --      (1,065,134)            --        (979,155)
Growth & Income Allocation ........             --      (5,546,517)            --      (2,891,124)
Income Plus Allocation ............             --        (594,468)            --        (314,864)
Bond ..............................             --      (1,494,019)            --      (4,814,357)
California Intermediate
   Tax-Free Bond ..................             --       2,189,853             --       2,444,344
National Intermediate
   Tax-Free Bond ..................             --       1,265,599             --       1,337,331
Short Term Bond ...................             --         138,786             --         122,032
California Tax-Free Money Market ..             --              --       (723,753)            615
Diversified Money Market ..........             --              --     (3,313,646)         10,857
U.S. Government Money Market ......             --              --       (868,976)        (32,671)
100% U.S. Treasury Money Market ...        (21,505)        (45,338)      (443,502)       (245,892)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.


                           www.highmarkfunds.com | 149

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                         2010          2011         2012        2013     2014     2015       2016         TOTAL
                                     -----------   -----------   ----------   --------   ----   -------   ----------   ------------
Core Equity ......................   $        --   $        --   $       --   $     --   $ --   $    --   $  568,503   $    568,503
Enhanced Growth ..................            --            --    2,550,850    761,621     --        --           --      3,312,471
Large Cap Growth .................    88,156,404    39,025,017           --         --     --        --           --    127,181,421
Small CapAdvantage ...............            --            --           --         --     --        --      767,062        767,062
Bond .............................            --            --    3,717,220         --     --        --                   3,717,220
Short Term Bond ..................            --            --           --         --     --    31,759           --         31,759
U.S. Government Money Market .....        16,090        14,850           --      1,112    618        --           --         32,670
100% U.S. Treasury Money Market ..            --       150,895           --         --     --    16,174       11,980        179,049

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

During the year ended July 31, 2008, capital loss carry-forwards that were utilized to offset gains are as follows:

Enhanced Growth ..................   $3,112,431
Large Cap Growth .................      870,620
Bond .............................    4,145,233
Short Term Bond ..................       66,465
Diversified Money Market .........        5,669
U.S. Government Money Market .....        2,103

At January 31, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                FEDERAL
                                               TAX COST      APPRECIATION   DEPRECIATION       TOTAL
                                            --------------   ------------   ------------   ------------
Balanced ................................   $   22,988,089    $   873,097   $ (3,456,711)  $ (2,583,614)
Cognitive Value .........................       84,194,966      1,262,661    (19,513,460)   (18,250,799)
Core Equity .............................       88,868,156        520,621    (29,979,224)   (29,458,603)
Enhanced Growth .........................      100,467,023      6,501,872    (26,677,678)   (20,175,806)
Fundamental Equity ......................        8,942,271         48,098     (2,364,485)    (2,316,387)
International Opportunities .............      218,409,601      9,211,346    (39,822,876)   (30,611,530)
Large Cap Growth ........................       85,053,518      1,421,123    (18,979,040)   (17,557,917)
Large Cap Value .........................      199,121,201      4,600,077    (56,069,696)   (51,469,619)
Small Cap Advantage .....................       30,058,370        535,604    (11,424,916)   (10,889,312)
Small Cap Value .........................      152,164,147      1,443,449    (69,675,083)   (68,231,634)
Value Momentum ..........................      321,567,053     21,256,077    (97,253,082)   (75,997,005)
Capital Growth Allocation ...............       55,929,254            255    (21,670,399)   (21,670,144)
Diversified Equity Allocation ...........        6,285,013             --     (1,939,183)    (1,939,183)
Growth & Income Allocation ..............       52,593,267             --    (14,882,481)   (14,882,481)
Income Plus Allocation ..................        7,917,792             --     (1,109,894)    (1,109,894)
Bond ....................................      347,391,134      8,500,323    (17,111,085)    (8,610,762)
California Intermediate Tax-Free Bond ...      129,240,349      5,716,597        (76,244)     5,640,353
National Intermediate Tax-Free Bond .....       74,140,792      3,456,860        (80,203)     3,376,657
Short Term Bond .........................       45,623,735        565,193       (929,738)      (364,545)
California Tax-Free Money Market ........    1,334,636,876             --             --             --
Diversified Money Market ................    3,511,995,593             --             --             --
Treasury Plus Money Market ..............      173,589,964             --             --             --
U.S. Government Money Market ............    1,253,431,757             --             --             --
100% U.S. Treasury Money Market .........      823,452,084             --             --             --


                              150 | 1.800.433.6884

JANUARY 31, 2009 (UNAUDITED)

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds may lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the six months ended January 31, 2009, these fees totaled $36,107. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2009, and the income generated from the program during the six months ended January 31, 2009, with respect to such loans are as follows:

                                    MARKET VALUE      MARKET     INCOME RECEIVED
                                   OF SECURITIES     VALUE OF    FROM SECURITIES
                                       LOANED       COLLATERAL       LENDING
                                   -------------   -----------   ---------------
Balanced .......................     $        --   $        --       $  1,041
Cognitive Value ................         197,100       216,000         15,706
Core Equity ....................              --            --            683
Enhanced Growth ................       3,406,984     3,706,116         17,444
International
   Opportunities ...............       9,435,319    10,314,311         50,282
Large Cap Growth ...............              --            --          2,845
Large Cap Value ................       1,980,674     2,127,451         43,913
Small Cap Advantage ............       1,320,643     1,480,750          8,013
Small Cap Value ................      15,458,736    17,826,021        137,208
Value Momentum .................      30,466,069    32,632,385         13,891
Bond ...........................              --            --         47,255
Short Term Bond ................              --            --          2,354

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state. Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OTHER

At January 31, 2009, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                      NO. OF          %
                                                   SHAREHOLDERS   OWNERSHIP
                                                   ------------   ---------
Balanced .......................................         2           29%
Cognitive Value ................................         1           13%
Core Equity ....................................         2           63%
Enhanced .......................................         1           14%
Fundamental Equity .............................         2           88%
International Opportunities ....................         1           11%
Large Cap Growth ...............................         2           45%
Large Cap Value ................................         1           31%
Small Cap Advantage ............................         3           82%
Small Cap Value ................................         1           --
Value Momentum .................................         2           53%
Capital Growth Allocation ......................         -           --
Diversified Equity Allocation ..................         -           --
Growth & Income Allocation .....................         -           --
Income Plus Allocation .........................         -           --
Bond ...........................................         3           62%
California Intermediate Tax-Free Bond ..........         2           57%
National Intermediate Tax-Free Bond ............         2           79%
Short Term Bond Fund ...........................         2           52%
California Tax-Free Money Market ...............         2           97%
Diversified Money Market .......................         2           78%
Treasury Plus Money Market .....................         1           90%
US Government Money Market .....................         3           99%
100% U.S. Treasury .............................         3           97%


                           www.highmarkfunds.com | 151

(HIGHMARK FUNDS(R) LOGO)

JANUARY 31, 2009 (UNAUDITED)

9. SHARES ISSUED AND REDEEMED

Transactions in Fund Shares are as follows for the six-month period ended January 31, 2009 and the year ended July 31, 2008 (unless otherwise indicated).

                                       BALANCED          COGNITIVE VALUE           CORE EQUITY           ENHANCED GROWTH
                                         FUND                  FUND                   FUND                    FUND
                                  ------------------  ---------------------  ----------------------  ----------------------
                                     SIX                 SIX                    SIX                      SIX
                                   MONTHS     YEAR     MONTHS       YEAR       MONTHS       YEAR       MONTHS
                                    ENDED     ENDED     ENDED      ENDED       ENDED       ENDED        ENDED    YEAR ENDED
                                  01/31/09  07/31/08  01/31/09    07/31/08    01/31/09    07/31/08    01/31/09    07/31/08
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ....................  303,327   224,344     73,414      82,588     913,268   1,170,241     237,394     188,328
      Issued in Lieu of
         Cash Distributions .....   20,084   227,147      2,890      25,229      43,406     489,167          --          --
      Redeemed .................. (448,827) (918,175)   (42,617)    (57,871) (2,211,957) (2,626,048)    (51,953)     (9,630)
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
         Total Fiduciary
            Share Transactions .. (125,416) (466,684)    33,687      49,946  (1,255,283)   (966,640)    185,441     178,698
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
   Class A Shares:
      Issued ....................  186,723    44,301      5,064      31,368     232,036     243,676      42,840     247,300
      Issued in Lieu of
         Cash Distributions .....    4,588    46,586         83      38,751       3,076      36,420          --          --
      Redeemed .................. (272,227) (120,045)   (24,634)   (310,447)   (213,152)   (732,351)    (47,884)   (197,929)
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
      Total Class A
         Share Transactions .....  (80,916)  (29,158)   (19,487)   (240,328)     21,960    (452,255)     (5,044)     49,371

                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
   Class B Shares:
      Issued ....................       --       786         --          --          --         312          --          --
      Issued in Lieu of
         Cash Distributions .....      638    12,512         --          --       1,278      10,678          --          --
      Redeemed ..................  (27,673)  (62,992)        --          --     (37,426)    (48,085)         --          --
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
         Total Class B
            Share Transactions ..  (27,035)  (49,694)        --          --     (36,148)    (37,095)         --          --
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
   Class C Shares:
      Issued ....................    2,856     1,770     19,427       9,406     405,666      14,067       1,610      41,545
      Issued in Lieu of
         Cash Distributions .....      213     2,660        183       1,417         954       3,631          --          --
      Redeemed ..................   (4,451)   (1,046)       (69)     (8,195)   (415,164)    (17,135)     (8,434)    (10,316)
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
         Total Class C
            Share Transactions ..   (1,382)    3,384     19,541       2,628      (8,544)        563      (6,824)     31,229
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
   Class M Shares:
      Issued ....................       --        --  2,151,031     733,815          --          --   1,175,920     781,399
      Issued in Lieu of
         Cash Distributions .....       --        --     95,628     974,307          --          --          --          --
      Redeemed ..................       --        -- (1,470,777)   (705,153)         --          --  (1,823,717) (1,037,810)
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
         Total Class M
            Share Transactions ..       --        --    775,882   1,002,969          --          --    (647,797)   (256,411)
                                  --------  --------  ---------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
         in Share Transactions .. (234,749) (542,152)   809,623     815,215  (1,278,015) (1,455,427)   (474,224)      2,887
                                  ========  ========  =========  ==========  ==========  ==========  ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 1, 2008.


                              152 | 1.800.433.6884

\

FUNDAMENTAL      INTERNATIONAL
   EQUITY        OPPORTUNITIES         LARGE CAP GROWTH         LARGE CAP VALUE      SMALL CAP ADVANTAGE      SMALL CAP VALUE
    FUND             FUND                    FUND                    FUND                   FUND                   FUND
----------- ----------------------  ----------------------  ----------------------  --------------------  ----------------------
                                                                                       SIX
 SIX MONTHS SIX MONTHS              SIX MONTHS              SIX MONTHS               MONTHS               SIX MONTHS
   ENDED      ENDED     YEAR ENDED     ENDED    YEAR ENDED     ENDED    YEAR ENDED    ENDED   YEAR ENDED    ENDED     YEAR ENDED
01/31/09(1)  01/31/09    07/31/08    01/31/09    07/31/08    01/31/09    07/31/08   01/31/09   07/31/08    01/31/09    07/31/08
----------- ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
   599,371   1,670,672   7,296,541     978,151   1,747,897   2,163,001   2,962,239   437,670     570,272   2,121,008   1,328,721
     3,591     373,176     358,810      39,410      36,110     114,760     988,287     1,332      15,445     152,472   1,892,461
   (95,891) (3,102,530) (2,227,873) (1,954,493) (2,665,186) (2,281,064) (3,759,560) (305,966)   (408,989) (4,268,765) (6,667,393)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
   507,071  (1,058,682)  5,427,478    (936,932)   (881,179)     (3,303)    190,966   133,036     176,728  (1,995,285) (3,446,211)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
       163     324,391   2,139,940     144,681     234,378     150,623   2,638,113    22,572       7,238   5,226,758   1,041,063
        --      79,216     114,802       3,941       2,904      23,128     624,580        42         117      94,345     540,900
        --    (719,663) (1,619,671)   (234,268)   (403,711) (1,081,112) (9,767,918)   (4,446)     (3,330) (4,749,365) (1,960,590)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
       163    (316,056)    635,071     (85,646)   (166,429)   (907,361) (6,505,225)   18,168       4,025     571,738    (378,627)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
        --          --          --       1,722       6,820          --       1,274        --          --       5,238       3,124
        --          --          --          --          --         407       8,360        --          --       8,623     149,225
        --          --          --    (116,430)   (246,633)    (29,573)    (66,828)       --          --    (113,454)   (311,819)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
        --          --          --    (114,708)   (239,813)    (29,166)    (57,194)       --          --     (99,593)   (159,470)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
         1      76,390     309,710       9,812      30,713      88,019      87,316     2,575       1,654      45,229     124,183
        --      17,243      18,648          --          --       2,223      34,669        --          61      14,528     237,531
        --    (176,370)   (101,741)    (37,156)    (57,919)   (177,158)   (195,390)   (2,191)       (497)   (149,501)   (863,234)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
         1     (82,737)    226,617     (27,344)    (27,206)    (86,916)    (73,405)      384       1,218     (89,744)   (501,520)
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
        --   1,907,295   1,796,408          --          --          --          --        --          --          --          --
        --     996,795   1,320,525          --          --          --          --        --          --          --          --
        --  (5,020,267) (3,237,297)         --          --          --          --        --          --          --          --
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
        --  (2,116,177)   (120,364)         --          --          --          --        --          --          --          --
----------  ----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
   507,235  (3,573,652)  6,168,802  (1,164,630) (1,314,627) (1,026,746) (6,444,858)  151,588     181,971  (1,612,884) (4,485,828)
==========  =========   ==========  ==========  ==========  ==========  ==========  ========  ==========  ==========  ==========


                          www.highmarkfunds.com | 153

(HIGHMARK(R) FUNDS LOGO)

JANUARY 31, 2009 (UNAUDITED)

9. SHARES ISSUED AND REDEEMED (CONCLUDED)

Transactions in Fund Shares are as follows for the six-month period ended January 31, 2009 and the year ended July 31, 2008 (unless otherwise indicated).

                                                                                               DIVERSIFIED
                                                                          CAPITAL GROWTH          EQUITY          GROWTH & INCOME
                                                VALUE MOMENTUM FUND      ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                              ----------------------  --------------------- -----------------  ---------------------
                                                                         SIX                   SIX                SIX
                                              SIX MONTHS               MONTHS                MONTHS    YEAR     MONTHS
                                                ENDED     YEAR ENDED    ENDED    YEAR ENDED   ENDED    ENDED     ENDED    YEAR ENDED
                                               01/31/09    07/31/08   01/31/09    07/31/08  01/31/09 07/31/08  01/31/09    07/31/08
                                              ----------  ----------  --------  ----------- -------- --------  --------  -----------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ................................  4,078,642   2,143,368     1,948        786       400       801     1,795       4,313
      Issued in Lieu of Cash Distributions ..  1,638,779   3,322,446       929      1,249        36        27       491          34
      Redeemed .............................. (5,186,766) (5,148,223)       (3)   (24,165)       --    (8,749)       --         (22)
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
         Total Fiduciary Share
            Transactions ....................    530,655     317,591     2,874    (22,130)      436    (7,921)    2,286       4,325
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
   Class A Shares:
      Issued ................................     52,926     161,446    72,120    278,600    22,012   105,860    88,604     347,710
      Issued in Lieu of Cash Distributions ..    112,180     232,212   158,428     90,764     3,736     1,852   115,936      81,007
      Redeemed ..............................   (236,381)   (292,694) (379,749)  (477,511)  (25,774) (199,763) (373,820)   (632,342)
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
         Total Class A Share Transactions ...    (71,275)    100,964  (149,201)  (108,147)      (26)  (92,051) (169,280)   (203,625)
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
   Class B Shares:
      Issued ................................      1,459       6,495        --         --        --        --        --          --
      Issued in Lieu of Cash Distributions ..     17,302      51,309        --         --        --        --        --          --
      Redeemed ..............................    (48,053)   (119,721)       --         --        --        --        --          --
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
         Total Class B Share Transactions ...    (29,292)    (61,917)       --         --        --        --        --          --
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
   Class C Shares:
      Issued ................................     10,142      13,220    50,537    264,500   142,935    69,216   145,738     177,756
      Issued in Lieu of Cash Distributions ..      7,011      15,437    81,310     46,065     3,514     1,693    64,910      37,959
      Redeemed ..............................    (20,401)    (27,813) (200,002)  (494,082)  (35,656)  (28,796) (166,352)   (223,089)
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
         Total Class C Share Transactions ...     (3,248)        844   (68,155)  (183,517)  110,793    42,113    44,296      (7,374)
                                              ----------  ----------  --------   --------   -------  --------  --------    --------
      Net Increase (Decrease) in Share
         Transactions .......................    426,840     357,482  (214,482)  (313,794)  111,203   (57,859) (122,698)   (206,674)
                                              ==========  ==========  ========   ========   =======  ========  ========    ========

                                               NATIONAL INTERMEDIATE                              CALIFORNIA TAX-FREE
                                                TAX-FREE BOND FUND     SHORT TERM BOND FUND        MONEY MARKET FUND
                                              ----------------------  ----------------------  ---------------------------
                                              SIX MONTHS              SIX MONTHS               SIX MONTHS
                                                 ENDED    YEAR ENDED     ENDED    YEAR ENDED      ENDED       YEAR ENDED
                                               01/31/09    07/31/08    01/31/09    07/31/08     01/31/09       07/31/08
                                              ----------  ----------  ----------  ----------  ------------  -------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ................................    391,741     564,935     685,376   1,902,800   677,932,284    846,130,227
      Issued in Lieu of Cash Distributions ..      7,131       5,827      53,865     136,116        15,455          1,861
      Redeemed ..............................   (476,507) (1,093,671) (1,629,377) (2,250,606) (625,452,642)  (612,450,912)
                                                --------  ----------  ----------  ----------  ------------   ------------
         Total Fiduciary Share
            Transactions ....................    (77,635)   (522,909)   (890,136)   (211,690)   52,495,097    233,681,176
                                                --------  ----------  ----------  ----------  ------------   ------------
   Class A Shares:
      Issued ................................    418,286     521,618     137,755      17,828   640,935,562  1,282,339,617
      Issued in Lieu of Cash Distributions ..     10,540      12,616         922         515     5,658,776     10,287,649
      Redeemed ..............................    (36,479)   (176,655)    (22,327)     (6,469) (520,836,809)  (947,695,908)
                                                --------  ----------  ----------  ----------  ------------   ------------
         Total Class A Share Transactions ...    392,347     357,579     116,350      11,874   125,757,529    344,931,358
                                                --------  ----------  ----------  ----------  ------------   ------------
   Class B Shares:
      Issued ................................         --          --          --          --            --             --
      Issued in Lieu of Cash Distributions ..         --          --          --          --            --             --
      Redeemed ..............................         --          --          --          --            --             --
                                                --------  ----------  ----------  ----------  ------------   ------------
         Total Class B Share Transactions ...         --          --          --          --            --             --
                                                --------  ----------  ----------  ----------  ------------   ------------
   Class C Shares:
      Issued ................................         --          --      20,458      16,692            --             --
      Issued in Lieu of Cash Distributions ..         --           3         486         425            --             --
      Redeemed ..............................         --        (554)    (11,339)   (143,235)           --             --
                                                --------  ----------  ----------  ----------  ------------   ------------
         Total Class C Share Transactions ...         --        (551)      9,605    (126,118)           --             --
                                                --------  ----------  ----------  ----------  ------------   ------------
   Class S Shares:
      Issued ................................         --          --          --          --   107,101,292    214,722,740
      Issued in Lieu of Cash Distributions ..         --          --          --          --       275,664        991,129
      Redeemed ..............................         --          --          --          --  (106,391,642)  (237,466,586)
                                                --------  ----------  ----------  ----------  ------------   ------------
         Total Class S Share Transactions ...         --          --          --          --       985,314    (21,752,717)
                                                --------  ----------  ----------  ----------  ------------   ------------
      Net Increase (Decrease) in Share
         Transactions .......................    314,712    (165,881)   (764,181)   (325,934)  179,237,940    556,859,817
                                                ========  ==========  ==========  ==========  ============   ============

                                               DIVERSIFIED MONEY MARKET FUND
                                              ------------------------------
                                                 SIX MONTHS
                                                    ENDED       YEAR ENDED
                                                  01/31/09       07/31/08
                                              --------------  --------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ................................  2,243,857,191   4,327,811,865
      Issued in Lieu of Cash Distributions ..      5,087,128      15,723,323
      Redeemed .............................. (2,300,390,492) (3,914,585,355)
                                              --------------  --------------
         Total Fiduciary Share
            Transactions ....................    (51,446,173)    428,949,833
                                              --------------  --------------
   Class A Shares:
      Issued ................................    431,126,941     921,690,597
      Issued in Lieu of Cash Distributions ..      9,318,021      32,024,956
      Redeemed ..............................   (346,305,199)   (765,088,384)
                                              --------------  --------------
         Total Class A Share Transactions ...     94,139,763     188,627,169
                                              --------------  --------------
   Class B Shares:
      Issued ................................             --              --
      Issued in Lieu of Cash Distributions ..             --              --
      Redeemed ..............................             --              --
                                              --------------  --------------
         Total Class B Share Transactions ...             --              --
                                              --------------  --------------
   Class C Shares:
      Issued ................................             --              --
      Issued in Lieu of Cash Distributions ..             --              --
      Redeemed ..............................             --              --
                                              --------------  --------------
         Total Class C Share Transactions ...             --              --
                                              --------------  --------------
   Class S Shares:
      Issued ................................    412,729,887     966,908,639
      Issued in Lieu of Cash Distributions ..      3,074,895      12,090,280
      Redeemed ..............................   (453,059,922) (1,017,415,877)
                                              --------------  --------------
         Total Class S Share Transactions ...    (37,255,140)    (38,416,958)
                                              --------------  --------------
      Net Increase (Decrease) in Share
         Transactions .......................      5,438,450     579,160,044
                                              ==============  ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON AUGUST 14, 2008.


                              154 | 1.800.433.6884

                                                    CALIFORNIA
     INCOME PLUS               BOND                INTERMEDIATE
   ALLOCATION FUND             FUND             TAX-FREE BOND FUND
--------------------- ----------------------  ----------------------
SIX MONTHS            SIX MONTHS              SIX MONTHS
   ENDED   YEAR ENDED    ENDED    YEAR ENDED     ENDED    YEAR ENDED
 01/31/09   07/31/08   01/31/09    07/31/08    01/31/09    07/31/08
---------- ---------- ----------  ----------  ----------  ----------


      --       6,598   3,365,864   5,550,734   1,705,720   1,366,316
     246          73     372,806     818,064      33,187      37,174
      --      (6,391) (7,053,608) (7,341,400) (1,760,293) (1,466,765)
 -------    --------  ----------  ----------  ----------  ----------

     246         280  (3,314,938)   (972,602)    (21,386)    (63,275)
 -------    --------  ----------  ----------  ----------  ----------

  65,927     127,262     238,067     500,872   1,387,141     775,798
   9,781      10,355      52,436     110,329      37,830      61,351
 (77,923)   (130,996)   (481,895)   (615,722)   (586,134)   (771,100)
 -------    --------  ----------  ----------  ----------  ----------
  (2,215)      6,621    (191,392)     (4,521)    838,837      66,049
 -------    --------  ----------  ----------  ----------  ----------

      --          --           4       6,784          --          10
      --          --       6,178      14,940       3,052       8,297
      --          --     (58,715)   (151,270)    (82,874)   (122,568)
 -------    --------  ----------  ----------  ----------  ----------
      --          --     (52,533)   (129,546)    (79,822)   (114,261)
 -------    --------  ----------  ----------  ----------  ----------

  49,920     205,163      11,066      16,141     128,238     108,152
   6,187       5,493         181         206       2,107       1,216
 (50,221)   (225,367)    (14,582)     (7,441)    (36,608)     (4,311)
 -------    --------  ----------  ----------  ----------  ----------
   5,886     (14,711)     (3,335)      8,906      93,737     105,057
 -------    --------  ----------  ----------  ----------  ----------

   3,917      (7,810) (3,562,198) (1,097,763)    831,366      (6,430)
 =======    ========  ==========  ==========  ==========  ==========

  TREASURY
    PLUS
MONEY MARKET          U.S. GOVERNMENT              100% U.S. TREASURY
    FUND             MONEY MARKET FUND              MONEY MARKET FUND
------------  ------------------------------  ----------------------------
   PERIOD       SIX MONTHS                     SIX MONTHS
    ENDED          ENDED        YEAR ENDED        ENDED       YEAR ENDED
 01/31/09(1)     01/31/09        07/31/08       01/31/09       07/31/08
------------  --------------  --------------  ------------  --------------


 355,891,414   1,615,811,178   4,204,228,557   792,986,690   2,153,237,219
          --          84,601         278,761        55,225         476,152
(199,382,635) (1,291,799,620) (4,085,080,590) (794,003,659) (2,022,392,025)
------------  --------------  --------------  ------------  --------------

 156,508,779     324,096,159     119,426,728      (961,744)    131,321,346
------------  --------------  --------------  ------------  --------------

  54,844,941     116,446,927     218,625,558   339,966,560     420,820,826
      12,665         740,295       1,397,049       259,162       3,317,198
 (37,803,500)    (67,888,378)   (173,347,595) (245,775,961)   (450,945,975)
------------  --------------  --------------  ------------  --------------
  17,054,106      49,298,844      46,675,012    94,449,761     (26,807,951)
------------  --------------  --------------  ------------  --------------

          --         239,526          47,375            --              --
          --             784           5,485            --              --
          --         (65,081)       (358,009)           --              --
------------  --------------  --------------  ------------  --------------
          --         175,229        (305,149)           --              --
------------  --------------  --------------  ------------  --------------

          --         792,385         489,763            --              --
          --           1,372           4,154            --              --
          --        (752,360)       (271,635)           --              --
------------  --------------  --------------  ------------  --------------
          --          41,397         222,282            --              --
------------  --------------  --------------  ------------  --------------

           1     496,961,087     902,215,809   469,219,984   1,138,854,924
          --       1,043,564       3,742,080       224,297       3,913,913
          --    (466,456,861)   (873,538,994) (498,539,898) (1,203,145,682)
------------  --------------  --------------  ------------  --------------
           1      31,547,790      32,418,895   (29,095,617)    (60,376,845)
------------  --------------  --------------  ------------  --------------

 173,562,886     405,159,419     198,437,768    64,392,400      44,136,550
============  ==============  ==============  ============  ==============


                           www.highmarkfunds.com | 155

(HIGHMARK(R) FUNDS LOGO)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2009 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

11. TEMPORARY GUARANTEE PROGRAM

On October 3, 2008, the Board of Trustees of HighMark Funds (the "Board") approved the participation of each of Money Market Funds (the "Participating Funds") in U.S. Department of the Treasury's Temporary Guarantee Program ("Program") for money market funds. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if a Participating Fund's net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. At the initial time of offering, ESF assets are approximately $50 billion. The U.S. Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Each Participating Fund incurred the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participation in the Program for the first three months is 0.01% of the net asset value of a Participating Fund as of September 19, 2008, covering the period from September 18, 2008 to December 18, 2008.

On November 24, 2008, the U.S. Department of the Treasury (the "Treasury") announced an extension of the Temporary Guarantee Program for Money Market Funds until April 30, 2009 (the "Extension Period"). On December 04, 2008, the Board of Trustees approved the extended participation of each of the Money Market Funds in the U.S. Department of the Treasury's Temporary Guarantee Program though the extension period. Each Fund will bear the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participation in the program for the Extension Period is 0.015% of the net asset value of the fund as of September 19, 2008, covering the period from September 19, 2008 to April 30, 2009.

The following table represents the expense charged to the fund for the six-month period ended January 31, 2009:

                                                     AMOUNT    ANNUALIZED
                                                    CHARGED     EXP RATIO
                                                   ---------   ----------
California Tax-Free Money Market ...............    $172,190     0.027%
Diversified Money Market .......................     499,295     0.030%
Treasury Plus Money Market .....................         329     0.001%
U.S. Government Money Market ...................     102,963     0.021%
100% U.S. Treasury Money Market ................     107,427     0.027%

12. SUBSEQUENT EVENT

Two registration statements on Form N-14 for HighMark Funds became effective in late March 2009. These registration statements are related to the anticipated reorganization of certain series of North Track Funds into certain series of HighMark Funds.


                              156 | 1.800.433.6884

FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    FIDUCIARY SHARES INFORMATION
FUND                                       CUSIP     TICKER   FUND #
----                                     ---------   ------   ------

BALANCED                                 431114792    HMBAX     491
COGNITIVE VALUE                          431112390    HCLFX    2209
CORE EQUITY                              431112788    HMCFX    1627
ENHANCED GROWTH                          431112358    HEGFX    2210
FUNDAMENTAL EQUITY                       431112267    HMFFX    2217
INTERNATIONAL OPPORTUNITIES              431112341    HIOFX    2211
LARGE CAP GROWTH                         431114818    HMGRX     492
LARGE CAP VALUE                          431114206    HMIEX     490
SMALL CAP ADVANTAGE                      431112465    HSAFX    2214
SMALL CAP VALUE                          431112101    HMSCX     148
VALUE MOMENTUM                           431114677    HMVMX     871
CAPITAL GROWTH ALLOCATION                431112283    HGAFX    2198
DIVERSIFIED EQUITY ALLOCATION            431112317    HEAFX    2195
GROWTH & INCOME ALLOCATION               431112325    HGIFX    2197
INCOME PLUS ALLOCATION                   431112333    HPAFX    2196
BOND                                     431114305    HMBDX     489
CA INTERMEDIATE TAX-FREE BOND            431114644    HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND      431112655    HMNTX    1600
SHORT TERM BOND                          431112549    HMSFX    1506
CA TAX-FREE MONEY MARKET                 431114842    HMCXX     487
DIVERSIFIED MONEY MARKET                 431114883    HMDXX     484
TREASURY PLUS MONEY MARKET               431123108    HMFXX    2219
U.S. GOVERNMENT MONEY MARKET             431114701    HMGXX     485
100% U.S. TREASURY MONEY MARKET          431114503    HMTXX     486

                      RETAIL SHARES INFORMATION

BALANCED
   CLASS A SHARES                        431114776    HMBRX     480
   CLASS B SHARES                        431114545    HMBBX     452
   CLASS C SHARES                        431112887    HMBCX    1760


                           www.highmarkfunds.com | 157

(HIGHMARK(R) FUNDS LOGO)

               RETAIL SHARES INFORMATION (CONTINUED)
FUND                                       CUSIP     TICKER   FUND #
----                                     ---------   ------   ------

COGNITIVE VALUE
   CLASS A SHARES                        431112432    HCLAX    2203
   CLASS C SHARES                        431112424    HCLCX    2206
CORE EQUITY
   CLASS A SHARES                        431112770    HCEAX    1626
   CLASS B SHARES                        431112762    HCEBX    1628
   CLASS C SHARES                        431112754    HCECX    1632
ENHANCED GROWTH
   CLASS A SHARES                        431112382    HEHAX    2204
   CLASS C SHARES                        431112374    HEGCX    2207
FUNDAMENTAL EQUITY
   CLASS A SHARES                        431112259    HMFAX    2215
   CLASS C SHARES                        431112242    HMFCX    2216
INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                        431112481    HIOAX    2205
   CLASS C SHARES                        431112473    HITCX    2208
LARGE CAP GROWTH
   CLASS A SHARES                        431114768    HMRGX     481
   CLASS B SHARES                        431114511    HMGBX     455
   CLASS C SHARES                        431112879    HGRCX    1755
LARGE CAP VALUE
   CLASS A SHARES                        431114784    HMERX     479
   CLASS B SHARES                        431114537    HIEBX     457
   CLASS C SHARES                        431112861    HIECX    1754
SMALL CAP ADVANTAGE
   CLASS A SHARES                        431112457    HSAAX    2212
   CLASS C SHARES                        431112440    HSCAX    2213
SMALL CAP VALUE
   CLASS A SHARES                        431112200    HASVX      41
   CLASS B SHARES                        431112309    HBSVX     123
   CLASS C SHARES                        431112820    HSVCX    1756
VALUE MOMENTUM
   CLASS A SHARES                        431114628    HMVLX     870
   CLASS B SHARES                        431114529    HVMBX     456
   CLASS C SHARES                        431112812    HVMCX    1753
CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                        431112564    HMAAX    1494
   CLASS C SHARES                        431112556    HMACX    1497
DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                        431112275    HEAAX    2193
   CLASS C SHARES                        431112291    HEACX    2194


                              158 | 1.800.433.6884

               RETAIL SHARES INFORMATION (CONTINUED)
FUND                                       CUSIP     TICKER   FUND #
----                                     ---------   ------   ------

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                        431112580    HMRAX    1493
   CLASS C SHARES                        431112572    HMRCX    1496
INCOME PLUS ALLOCATION
   CLASS A SHARES                        431112614    HMPAX    1495
   CLASS C SHARES                        431112598    HMPCX    1498
BOND
   CLASS A SHARES                        431114743    HMRBX     478
   CLASS B SHARES                        431112747    HBDBX    1090
   CLASS C SHARES                        431112648    HBDCX    1492
CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                        431114578    HMCIX     846
   CLASS B SHARES                        431112796    HCABX    1761
   CLASS C SHARES                        431112630    HCTCX    1491
NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                        431112663    HMNFX    1598
SHORT TERM BOND
   CLASS A SHARES                        431112523    HMSAX    1505
   CLASS C SHARES                        431112515    HMTCX    1470
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                        431114859    HMAXX     476
DIVERSIFIED MONEY MARKET
   CLASS A SHARES                        431114800    HMVXX     473
TREASURY PLUS MONEY MARKET
   CLASS A SHARES                        431123306    HMPXX    2218
U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                        431114602    HMUXX     474
   CLASS B SHARES                        431114495    HGBXX     450
   CLASS C SHARES                        431112531    HGTXX    1499
100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                        431114404    HMRXX     475

                      CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET
   CLASS S SHARES                        431112705    HCSXX    1727
DIVERSIFIED MONEY MARKET
   CLASS S SHARES                        431112408    HDSXX    1728


                          www.highmarkfunds.com | 159

(HIGHMARK(R) FUNDS LOGO)

FUND INFORMATION (CONCLUDED)

                CLASS S SHARES INFORMATION (CONTINUED)
FUND                                       CUSIP     TICKER   FUND #
----                                     ---------   ------   ------

TREASURY PLUS MONEY MARKET
   CLASS S SHARES                        431123207    HMSXX    2220
U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                        431112507    HGSXX    1729
100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                        431112606    HUSXX    1730

                     CLASS M SHARES INFORMATION

COGNITIVE VALUE
   CLASS M SHARES                        431112416    HCLMX    2200
ENHANCED GROWTH
   CLASS M SHARES                        431112366    HEGMX    2201
INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                        431112499    HIOMX    2202


                              160 | 1.800.433.6884

NOTES


                          www.highmarkfunds.com | 161

(HIGHMARK(R) FUNDS LOGO)

NOTES


                              162 | 1.800.433.6884

NOTES


                          www.highmarkfunds.com | 163

(HIGHMARK(R) FUNDS LOGO)

SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
750 College Road
Princeton, NJ 08535

TRANSFER AGENT
State Street Bank and Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David Benkert, Chairman
Thomas L. Braje, Vice Chairman
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II


                              164 | 1.800.433.6884

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT www.highmarkfunds.com OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU
FOR YOUR INVESTMENT.

                            (HIGHMARK(R) FUNDS LOGO)

Mutual Funds:
-    are not FDIC insured
-    have no bank guarantee
-    may lose value

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90077

www.highmarkfunds.com

HMK-SA-003-0600
84808 (01/09)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley   Act   of   2002   are
              attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHMARK FUNDS

By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                          Earle A. Malm II, President
                          (principal executive officer)

Date  APRIL 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                          Earle A. Malm II, President
                          (principal executive officer)

Date  APRIL 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ COLLEEN CUMMINGS
                         -------------------------------------------------------
                          Colleen Cummings, Chief Financial Officer
                          (principal financial officer)

Date  APRIL 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.